UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-8727

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

Vincent M. Marra
Senior Vice President & Chief Operating Officer
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: January 31
Date of reporting period: April 30, 2005

Item 1. Schedule of Investments.

The schedule of investments as of April 30, 2005 is filed herewith.

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO

Banc of America Capital Management, LLC	Investment Portfolio — April 30, 2005
(unaudited)

Short-Term Investment Securities — 99.3%	Principal	Value
	Amount	(Note 1)

CERTIFICATES OF DEPOSIT — 1.5%
Florabama Properties, LLC 3.28% due 05/05/05 (LOC — South Trust Bank, Inc.)(1)(2)	$2,580,000	$2,580,000
James O. Lunceford Gardner Holding Co., Inc. 3.28% due 06/15/05 (LOC — South Trust Bank, Inc.)(1)(2)	1,545,000	1,545,000
S&S Associates, LLC 3.26% due 05/05/05 (LOC — South Trust Bank, Inc.)(1)(2)	2,115,000	2,115,000

TOTAL CERTIFICATES OF DEPOSIT (cost $6,240,869)		6,240,000

COMMERCIAL PAPER — 43.1%
Atlantis One Funding Corp. 2.84% due 07/18/05*	15,000,000	14,900,316
Citicorp 7.13% due 09/01/05	5,000,000	5,062,500
Concord Minutemen Capital Co., LLC 2.97% due 05/19/05	20,000,000	19,970,300
Fcar Owner Trust Series I 3.18% due 09/15/05	15,000,000	14,817,363
Galaxy Funding, Inc. 3.01% due 06/22/05*	15,000,000	14,934,784
General Electric Capital Corp. 3.15% due 11/16/05	10,000,000	9,817,895
Georgetown Funding Co., LLC 2.95% due 05/19/05	15,000,000	14,977,913
Goldman Sachs Group, Inc. 2.36% due 08/10/05	3,000,000	2,983,962
Links Finance, LLC 2.18% due 07/15/05*	5,000,000	4,989,330
Market Street Funding Corp. 2.94% due 05/19/05	5,000,000	4,992,650
MBNA Credit Card 3.05% due 06/16/05	15,000,000	14,941,542
Regions Bank 3.09% due 11/08/05	10,000,000	9,984,771
Sheffield Receivables Corp. 2.94% due 05/20/05	15,000,000	14,976,725
Sunbelt Funding Corp. 3.01% due 06/15/05	19,500,000	19,426,631
Suntrust Bank Atlanta Georgia 3.33% due 10/12/05	8,500,000	8,501,285
Thornburg Mtg. Capital Resources LLC 2.91% due 05/12/05*	10,000,000	9,991,108

TOTAL COMMERCIAL PAPER (cost $185,316,774)		185,269,075

CORPORATE SHORT-TERM NOTES — 20.4%
Beta Finance, Inc. 2.97% due 05/24/05*(3)	5,000,000	5,000,000
CC USA, Inc. 2.49% due 11/04/05*	4,000,000	3,980,000
CC USA, Inc. 2.97% due 05/25/05*(3)	5,000,000	5,000,000
K2 (USA), LLC 2.97% due 05/25/05*(3)	10,000,000	10,000,000
K2 (USA), LLC 2.98% due 05/25/05*(3)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc. 2.96% due 05/25/05	5,000,000	5,000,000
Lehman Brothers Holdings, Inc. 3.03% due 11/04/05	10,000,000	9,828,466
Premier Asset Collateral, LLC 2.91% due 05/16/05*(3)	5,000,000	5,000,000
Sedna Finance, Inc. 2.98% due 05/25/05*(3)	5,000,000	5,000,000
Sigma Finance, Inc. 2.94% due 05/16/05*(3)	5,000,000	5,000,000
Sigma Finance, Inc. 2.94% due 06/10/05*(3)	10,000,000	10,000,000
U.S. Bank National Assoc. 3.20% due 06/14/05(3)	9,000,000	9,000,000
White Pine Finance, LLC 2.84% due 05/08/05*(3)	6,000,000	6,000,000
White Pine Finance, LLC 2.99% due 05/25/05*(3)	4,000,000	4,000,000

TOTAL CORPORATE SHORT-TERM NOTES (cost $87,853,882)		87,808,466

MUNICIPAL BONDS — 3.5%
Texas State Veterans Housing Funding 3.00% due 05/04/05 (LOC–Dexia Credit Local)(1)	5,220,000	5,220,000
Texas State Veterans Housing Funding, Class B-2 3.00% due 05/04/05 (LOC–Depfa Bank, PLC)(1)	10,000,000	10,000,000

TOTAL MUNICIPAL BONDS (cost $15,220,000)		15,220,000

GOVERNMENT AGENCIES — 9.3%
Federal Home Loan Bank 2.76% due 07/05/05(3)	10,000,000	10,000,000
Federal Home Loan Mtg. Assoc. Disc. Notes 1.86% due 05/03/05	5,000,000	4,999,483
Federal Home Loan Mtg. Corp. 2.93% due 06/09/05(3)	15,000,000	15,000,000
Federal National Mtg. Assoc. 3.01% due 07/06/05(3)	5,000,000	5,000,000
Federal National Mtg. Assoc. Disc. Notes 2.18% due 05/05/05	5,000,000	4,975,000

TOTAL GOVERNMENT AGENCIES (cost $39,994,245)		39,974,483

REPURCHASE AGREEMENT — 21.5%
Agreement with State Street Bank & Trust Co., bearing interest at 2.85%, dated 04/29/05, to be repurchased 05/02/05 in the amount of $92,609,990 and collateralized by $94,915,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.25%, due 05/26/06 and having an approximate value of $94,440,425 (cost $92,588,000)	92,588,000	92,588,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $427,213,770)		427,100,024

TOTAL INVESTMENTS — (cost $427,213,770)@	99.3%	427,100,024
Other assets less liabilities —	0.7	2,893,947

NET ASSETS —	100.0%	$429,993,971

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2005, the aggregate value of these securities was $108,795,538 representing 25.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; See Note 1
(2)	Variable rate security — the rate reflected is as of April 30, 2005; maturity date reflects next reset date.
(3)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30. 2005.

LOC — Letter of Credit

See Notes to Portfolio of Investments

Industry Allocation*

Securities Holding Companies	25.0%
Multi-Industry	22.8
Finance Services	22.4
Banks	9.9
Government Agencies	9.3
Leisure & Tourism	3.5
Municipalities	3.5
Real Estates Companies	2.9

99.3%

* Calculated as a percentage of net assets.

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO

Federated Investment Management Company

Investment Portfolio — April 30, 2005
(unaudited)

Bonds & Notes — 84.8%	Principal Amount/
	Shares/ Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 5.1%
Apparel & Textiles — 0.4%
GFSI, Inc., Series B 9.63% due 03/01/07	$100,000	$91,000
Glenoit Corp. 11.00% due 04/15/07†(1)(2)(7)	50,000	5
INVISTA 9.25% due 05/01/12*	375,000	401,250
Phillips-Van Heusen 8.13% due 05/01/13	250,000	257,500
Pillowtex Corp. 9.00% due 12/15/07 †(1)(8)	75,000	0
Pillowtex Corp. 10.00% due 11/15/06 †(1)(8)	175,000	0
Simmons Co. 10.00% due 12/15/14*(4)	375,000	206,250
Warnaco, Inc. 8.88% due 06/15/13	300,000	324,000
William Carter Co., Series B 10.88% due 08/15/11	309,000	339,900

Automotive — 2.3%
Advanced Accessory Systems, LLC 10.75% due 06/15/11	325,000	230,750
American Tire Distributors, Inc. 10.75% due 04/01/13	200,000	189,000
Cooper Standard Automotive, Inc. 8.38% due 12/15/14*	400,000	292,000
DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13	1,750,000	1,786,650
General Motors Corp. 7.13% due 07/15/13	275,000	218,334
General Motors Corp. 7.20% due 01/15/11	1,000,000	844,410
General Motors Corp. 8.38% due 07/15/33	5,245,000	3,992,389
General Motors Corp. 9.45% due 11/01/11	250,000	233,648
Nationsrent, Inc. 9.50% due 05/01/15	250,000	250,000
Nationsrent, Inc. 9.50% due 10/15/10	375,000	405,000
Rexnord Corp. 10.13% due 12/15/12	350,000	374,500
Stanadyne Corp. 10.00% due 08/15/14	325,000	315,250
Stanadyne Holdings, Inc. 12.00% due 02/15/15*(4)	175,000	100,625
Tenneco Automotive, Inc. 8.63% due 11/15/14*	400,000	365,000
TRW Automotive, Inc. 9.38% due 02/15/13	200,000	207,000
TRW Automotive, Inc. 11.00% due 02/15/13	371,000	398,825
United Components, Inc. 9.38% due 06/15/13	325,000	299,000

Housing — 0.6%
Brand Services, Inc. 12.00% due 10/15/12	400,000	444,000
Masco Corp. 5.88% due 07/15/12	1,600,000	1,698,333
Norcraft Holdings LP 9.75% due 09/01/12(4)	700,000	479,500
Sleepmaster, LLC, Series B 11.00% due 05/15/09†(1)(2)(7)(8)	242,018	0

Retail — 1.8%
Carrols Corp. 9.00% due 01/15/13*	175,000	179,375
Collins & Aikman Floorcovering, Series B 9.75% due 02/15/10	350,000	367,500
CVS Corp. 5.30% due 01/11/27*	891,594	909,167
CVS Corp. 5.63% due 03/15/06	1,200,000	1,217,656
Da Lite Screen Co., Inc. 9.50% due 05/15/11	250,000	273,125
General Nutrition Centers, Inc. 8.50% due 12/01/10	100,000	76,500
J.C. Penney Co., Inc. 9.00% due 08/01/12	726,000	831,270
Jean Coutu Group, Inc. 8.50% due 08/01/14	400,000	377,000
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07(1)(2)(7)(8)	125,000	0
Kroger Co. 7.50% due 04/01/31	750,000	873,784
Lazydays RV Center, Inc. 11.75% due 05/15/12	175,000	184,625
Michaels Stores, Inc. 9.25% due 07/01/09	75,000	78,938
Nebraska Book Co., Inc. 8.63% due 03/15/12	150,000	142,500
Neiman Marcus Group, Inc. 7.13% due 06/01/28	1,200,000	1,167,518
Rite Aid Corp. 8.13% due 05/01/10	400,000	390,000
Rite Aid Corp. 9.50% due 02/15/11	100,000	101,500
ShopKo Stores, Inc. 9.25% due 03/15/22	300,000	315,000
Simmons Bedding Co. 7.88% due 01/15/14	275,000	264,000
Tempur Pedic, Inc. 10.25% due 08/15/10	368,000	410,320
U.S. Office Products Co. 9.75% due 06/15/08(1)(2)(7)(8)	300,000	0

		22,903,897

CONSUMER STAPLES — 3.9%
Food, Beverage & Tobacco — 3.4%
Agrilink Foods, Inc. 11.88% due 11/01/08	125,000	129,688
Altria Group, Inc. 5.63% due 11/04/08	425,000	440,358
American Seafoods Group, LLC 10.13% due 04/15/10	300,000	321,000
B&G Foods Holding Corp. 8.00% due 10/01/11	225,000	232,313
Commonwealth Brands, Inc. 10.63% due 09/01/08*	350,000	365,750
Constellation Brands, Inc., Series B 8.00% due 02/15/08	300,000	312,000
Cott Beverages, Inc. 8.00% due 12/15/11	250,000	262,500
Del Monte Corp. 6.75% due 02/15/15*	225,000	216,000
Del Monte Corp. 8.63% due 12/15/12	400,000	428,000
Dimon, Inc. 7.75% due 06/01/13	300,000	338,250
Dimon, Inc. 9.63% due 10/15/11	50,000	56,200
Dole Food Co., Inc. 7.25% due 06/15/10	200,000	200,750
Dole Food Co., Inc. 8.63% due 05/01/09	275,000	289,437
Eagle Family Foods 8.75% due 01/15/08	225,000	189,000
Kellogg Co. 7.45% due 04/01/31	2,000,000	2,554,870
Kraft Foods, Inc. 5.63% due 11/01/11	1,000,000	1,048,927
Kraft Foods, Inc. 4.63% due 11/01/06	3,500,000	3,525,186
Landry’s Restaurants, Inc. 7.50% due 12/15/14*	325,000	302,250
Michael Foods, Inc. 8.00% due 11/15/13	450,000	461,250
National Beef Packing Co., LLC 10.50% due 08/01/11	275,000	263,312
Nebco Evans Holding Co. 12.38% due 07/15/07(2)(7)(8)	125,000	0
Philip Morris Cos., Inc. 6.38% due 02/01/06	800,000	813,118
Pierre Foods Inc. 9.88% due 07/15/12	375,000	382,500
Pilgrim’s Pride Corp. 9.25% due 11/15/13	75,000	83,625
Pilgrim’s Pride Corp. 9.63% due 09/15/11	300,000	327,750
Reddy Ice Group, Inc. 8.88% due 08/01/11	325,000	364,413
Reddy Ice Holdings Inc. 10.50% due 11/01/12*(4)	500,000	360,000
Smithfield Foods, Inc. 8.00% due 10/15/09	600,000	642,000
Standard Commercial Corp. 8.00% due 04/15/12	125,000	143,281
Swift & Co. 10.13% due 10/01/09	175,000	187,250
Swift & Co. 12.50% due 01/01/10	175,000	192,937

Household Products — 0.5%
American Achievement Corp. 8.25% due 04/01/12	125,000	128,750
Ames True Temper Inc. 10.00% due 07/15/12	375,000	311,250
Church & Dwight Inc. 6.00% due 12/15/12*	150,000	145,500
Jostens Holding Corp. 10.25% due 12/01/13(4)	875,000	634,375
Norcraft Cos. LP 9.00% due 11/01/11	125,000	125,000
Playtex Products, Inc. 9.38% due 06/01/11	375,000	389,062
Sealy Mattress Co. 8.25% due 06/15/14	375,000	378,750

		17,546,602

EDUCATION — 0.6%
Education — 0.6%
Boston University 7.63% due 07/15/97	2,000,000	2,432,742
Knowledge Learning Corp. 7.75% due 02/01/15*	300,000	285,000

		2,717,742

ENERGY — 4.9%
Energy Services — 1.6%
El Paso Production Holding Co. 7.75% due 06/01/13	375,000	377,812
Enersis SA 7.40% due 12/01/16	600,000	635,738
FirstEnergy Corp. 5.50% due 11/15/06	150,000	152,775
FirstEnergy Corp. 7.38% due 11/15/31	1,600,000	1,885,664
FPL Energy National Wind Portfolio 6.13% due 03/25/19*	125,000	121,176
MidAmerican Energy Co. 4.65% due 10/01/14	800,000	781,911
MidAmerican Energy Co. 6.75% due 12/30/31	750,000	891,042
PSEG Energy Holdings, Inc. 10.00% due 10/01/09	500,000	555,000
PSEG Power, LLC 7.75% due 04/15/11	1,750,000	2,009,121
Range Resources Corp. 7.38% due 07/15/13	125,000	128,750

Energy Sources — 3.3%
ANR Pipeline Co. 8.88% due 03/15/10	50,000	54,237
Calpine Corp. 8.50% due 02/15/11	125,000	61,563
Canadian Natural Resources, Ltd. 4.90% due 12/01/14	220,000	215,826
Canadian Natural Resources, Ltd. 5.85% due 02/01/35	2,110,000	2,136,962
Compton Petroleum Corp. 9.90% due 05/15/09	300,000	322,500
EOG Company of Canada 7.00% due 12/01/11*	1,100,000	1,230,185
Holly Energy Partners LP 6.25% due 03/01/15*	425,000	399,500
Husky Oil, Ltd. 7.13% due 11/15/06	1,600,000	1,669,469
Husky Oil, Ltd. 7.55% due 11/15/16	1,000,000	1,177,729
Husky Oil, Ltd. 8.90% due 08/15/08(5)	700,000	781,009
Lone Star Technologies, Inc. 9.00% due 06/01/11	100,000	105,000
Pemex Project Funding Master Trust 9.13% due 10/13/10	250,000	290,000
Pogo Producing Co. 6.63% due 03/15/15*	225,000	223,312
Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due 09/15/09*	1,662,000	1,628,561
Scottish Power PLC 4.91% due 03/15/10	1,100,000	1,112,452
Swift Energy Co. 9.38% due 05/01/12	350,000	374,500
Union Pacific Resources Group, Inc. 7.00% due 10/15/06	850,000	885,700
Valero Energy Corp. 7.50% due 04/15/32	1,750,000	2,066,769

		22,274,263

FINANCE — 21.9%
Banks — 3.9%
ABN AMRO Holding NV 7.30% due 12/01/26	500,000	519,511
Banc One Corp. 8.00% due 04/29/27	460,000	597,207
City National Bank 6.38% due 01/15/08	1,225,000	1,286,948
Corporacion Andina De Fomento 7.38% due 01/18/11	1,185,000	1,326,637
FirstBank Puerto Rico 7.63% due 12/20/05	1,750,000	1,770,468
Hudson United Bank 7.00% due 05/15/12	1,000,000	1,107,339
M & I Marshall & Ilsley Bank 4.40% due 03/15/10	2,000,000	1,994,142
Swedbank 7.50% due 11/01/06*(5)	500,000	524,206
Union Planters Corp. 4.38% due 12/01/10	1,500,000	1,476,025
United States Bancorp Capital I 8.27% due 12/15/26	1,320,000	1,447,445
US Bank NA 4.95% due 10/30/14	2,240,000	2,259,378
Wachovia Bank NA 4.80% due 11/01/14	2,000,000	1,981,964
Wachovia Bank NA 4.88% due 02/01/15	1,350,000	1,347,311

Financial Services — 15.5%
125 Home Loan Owner Trust 9.26% due 02/15/29*(2)	207,137	209,208
AAC Group Holding Corp. 10.25% due 10/01/12*(4)	325,000	227,500
ALH Finance, LLC 8.50% due 01/15/13	375,000	360,000
American Express Co. 4.88% due 07/15/13	600,000	606,605
American Real Estate Partners, LP 7.13% due 02/15/13*	325,000	314,437
AMR HoldCo., Inc. 10.00% due 02/15/15*	125,000	131,250
Amvescap, PLC 4.50% due 12/15/09	3,010,000	2,990,935
Army Hawaii Family Housing Trust Certificates 5.52% due 06/15/50(2)	790,000	813,202
ASG Consolidated, LLC 11.50% due 11/01/11*(4)	825,000	552,750
Astoria Financial Corp. 5.75% due 10/15/12	1,200,000	1,262,056
Aventine Renewable Energy Holdings, Inc. 9.01% due 06/15/05*(6)	175,000	159,250
BCP Crystal U S Hldgs Corp. 9.63% due 06/15/14	325,000	358,312
Bear Stearns & Co., Inc. 3.25% due 03/25/09	1,000,000	956,245
Bear Stearns & Co., Inc. 5.70% due 11/15/14	1,500,000	1,571,005
Borden United States Finance Corp. 9.00% due 07/15/14*	325,000	325,000
Caithness Coso Funding Corp., Series B 9.05% due 12/15/09	421,817	451,344
Capital One Financial Corp. 7.13% due 08/01/08	1,200,000	1,286,268
Couche Tard United States LP 7.50% due 12/15/13	475,000	486,875
Deluxe Corp. 5.13% due 10/01/14	2,900,000	2,788,379
Donaldson, Lufkin & Jenrette, Inc. 6.88% due 11/01/05	500,000	508,040
DJ CDX NA HY 3 8.00% due 06/29/10	5,000,000	4,906,250
Fertinitro Finance, Inc. 8.29% due 04/01/20*	1,005,000	854,014
FMR Corp. 7.57% due 06/15/29*	2,200,000	2,821,566
Ford Motor Co. 7.45% due 07/16/31	325,000	267,066
Ford Motor Credit Co. 7.38% due 10/28/09	550,000	529,096
Franklin Resources, Inc. 3.70% due 04/15/08	500,000	491,190
General Electric Capital Corp. Medium Term Note 3.75% due 12/15/09	1,000,000	973,124
General Motors Acceptance Corp. 4.50% due 07/15/06	1,250,000	1,222,554
General Motors Acceptance Corp. 6.88% due 09/15/11	250,000	219,030

General Motors Acceptance Corp. 7.50% due 07/15/05	550,000	552,527
General Motors Acceptance Corp. 8.00% due 11/01/31	4,900,000	4,123,041
Global Cash Finance Corp. 8.75% due 03/15/12	400,000	430,000
Gold Kist, Inc. 10.25% due 03/15/14	163,000	184,190
Goldman Sachs Capital I 6.35% due 02/15/34	1,500,000	1,583,970
Goldman Sachs Group, Inc. 3.88% due 01/15/09	1,750,000	1,717,536
HSBC Finance Corp. 4.75% due 04/15/10	860,000	864,889
Huntsman Advanced Materials, LLC 11.00% due 07/15/10*	250,000	285,000
Inergy LP & Inergy Finance Corp. 6.88% due 12/15/14*	150,000	142,500
Interline Brands, Inc. 11.50% due 05/15/11	228,000	257,640
J.P. Morgan Chase & Co. 5.13% due 09/15/14	3,000,000	3,027,582
Jostens Ih Corp. 7.63% due 10/01/12	200,000	200,000
K&F Parent Inc. 11.50% due 02/01/15*(3)	125,000	124,063
K&F Acquisition, Inc. 7.75% due 11/15/14*	100,000	98,000
Lehman Brothers Holdings, Inc. 6.63% due 02/15/08	2,000,000	2,120,744
Lehman Brothers Holdings, Inc. 7.88% due 08/15/10	250,000	288,317
MBIA Global Funding, LLC 2.88% due 11/30/06*	2,100,000	2,061,379
MBIA, Inc. 6.63% due 10/01/28	250,000	285,169
MBNA Corp. 7.50% due 03/15/12	1,000,000	1,137,720
MDP Acquisitions, PLC 9.63% due 10/01/12	350,000	346,500
Morgan Stanley Group, Inc. 5.30% due 03/01/13	2,000,000	2,043,800
Nalco Finance Holdings LLC 9.00% due 02/01/14(4)	183,000	134,505
NBC Aquisition Corp. 11.00% due 03/15/13(4)	250,000	178,750
NSP Holdings LLC/NSP Holdings Capital Corp. 11.75% due 01/01/12*(3)	250,000	254,375
PC Financial Partnership 5.00% due 11/15/14	3,000,000	3,001,524
Rainbow National Services, LLC 10.38% due 09/01/14*	475,000	536,750
Residential Asset Mtg. Products, Inc. 3.35% due 05/25/05(6)	252,577	253,430
Residential Asset Securities Corp. 2.48% due 01/25/34(6)	477,517	478,754
Resolution Funding Corp. zero coupon due 01/15/21†	640,000	302,445
Sensus Metering Systems, Inc. 8.63% due 12/15/13	300,000	282,000
SLM Corporation Medium Term Note 3.94% due 05/03/05(2)(5)	3,230,000	3,181,550
SMFC Trust 3.36% due 05/30/05*(2)(5)	11,124	8,771
Standard Aero Holdings, Inc. 8.25% due 09/01/14*	150,000	153,750
TRAINS 8.21% due 05/15/05*(5)	4,702,324	4,778,737
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07	680,000	682,025
UGS Corp. 10.00% due 06/01/12*	600,000	642,000
Universal City Development Partners 11.75% due 04/01/10	575,000	651,187
Universal City Florida Holding Co. 7.49% due 05/03/05*	100,000	103,750
Universal City Florida Holding Co. 8.38% due 05/01/10*	100,000	101,500
Vanguard Health Holding Company II, LLC 9.00% due 10/01/14	175,000	182,438
Waddell & Reed Financial, Inc. 7.50% due 01/18/06	1,750,000	1,790,428
Washington Mutual Bank Fa 5.13% due 01/15/15	1,100,000	1,095,248

Insurance — 2.5%
Berkshire Hathaway Finance Corp. 4.85% due 01/15/15*	1,925,000	1,911,005
Delphi Funding, LLC 9.31% due 03/25/27	800,000	882,000
Insurance Auto Auctions Inc. 11.00% due 04/01/13*	225,000	228,065
Liberty Mutual Insurance 8.20% due 05/04/07*	1,100,000	1,165,121
Life Re Capital Trust I 8.72% due 06/15/27*	1,000,000	1,055,814
Oil Insurance, Ltd. 5.15% due 08/01/08*(5)	1,000,000	1,009,280
Pacific Life Corp. 6.60% due 09/15/33*	1,200,000	1,361,266
Reinsurance Group of America, Inc. 7.25% due 04/01/06*	500,000	511,088
Union Central Life Insurance Co. 8.20% due 11/01/26*	1,250,000	1,435,465
USF&G Capital II, Series B 8.47% due 01/10/27	850,000	990,428
USF&G Capital III 8.31% due 07/01/46*	250,000	299,222

		97,798,370

HEALTHCARE — 2.8%
Drugs — 0.6%
Leiner Health Products, Inc. 11.00% due 06/01/12	300,000	316,500
Pharmacia Corp. 6.50% due 12/01/18	740,000	846,832
WH Holdings, Ltd. 9.50% due 04/01/11	210,000	223,650
Wyeth 5.50% due 02/01/14	1,230,000	1,277,432

Health Services — 1.6%
Ameripath, Inc. 10.50% due 04/01/13	550,000	550,000
Anthem, Inc. 6.80% due 08/01/12	800,000	898,030
Ardent Health Services, Inc. 10.00% due 08/15/13	375,000	454,162
Concentra Operating Corp. 9.13% due 06/01/12	100,000	103,000
Concentra Operating Corp. 9.50% due 08/15/10	275,000	286,000
Hanger Orthopedic Group, Inc. 10.38% due 02/15/09	175,000	166,250
HCA, Inc. 6.75% due 07/15/13	700,000	721,060
HCA, Inc. 7.50% due 11/06/33	275,000	283,269
HCA, Inc. 7.88% due 02/01/11	150,000	163,296
HCA, Inc. 8.75% due 09/01/10	800,000	900,262
Magellan Health Services, Inc. 9.38% due 11/15/08	261,764	280,742
National Mentor, Inc. 9.63% due 12/01/12*	275,000	286,688
Tenet Healthcare Corp. 9.25% due 02/01/15*	250,000	250,000
Tenet Healthcare Corp. 9.88% due 07/01/14	225,000	231,187
UnitedHealth Group, Inc. 3.30% due 01/30/08	365,000	355,925
UnitedHealth Group, Inc. 7.50% due 11/15/05	1,000,000	1,017,757
Ventas Realty LP/Ventas Capital Corp. 6.63% due 10/15/14	325,000	319,313

Medical Products — 0.5%
CDRV Investors, Inc. 9.63% due 01/01/15*(4)	1,050,000	546,000
DaVita, Inc. 7.25% due 03/15/15*	275,000	267,438
Fisher Scientific International, Inc. 6.75% due 08/15/14*	200,000	201,500
Medical Device Manufacturing Inc. 10.00% due 07/15/12	450,000	481,500
Norcross Safety Products, LLC 9.88% due 08/15/11	550,000	580,250
Sybron Dental Specialties, Inc. 8.13% due 06/15/12	250,000	265,000

Pharmaceuticals — 0.1%
Bio-Rad Laboratories Inc. 6.13% due 12/15/14*	150,000	146,250

		12,419,293

INDUSTRIAL & COMMERCIAL — 8.5%
Aerospace & Military Technology — 0.9%
Alliant Techsystems, Inc. 8.50% due 05/15/11	375,000	398,438
Argo Tech Corp. 9.25% due 06/01/11	250,000	267,500
Boeing Co. 8.75% due 09/15/31	900,000	1,309,477
L-3 Communications Corp. 6.13% due 01/15/14	675,000	663,187
Raytheon Co. 5.38% due 04/01/13	1,000,000	1,030,578
TransDigm, Inc. 8.38% due 07/15/11	325,000	331,500

Building Materials — 0.2%
CRH America, Inc. 5.30% due 10/15/13	750,000	762,742
United States Concrete, Inc. 8.38% due 04/01/14	200,000	193,500

Business Services — 2.5%
Advanstar Communications, Inc. 10.75% due 08/15/10	150,000	164,250
Advanstar Communications, Inc. 12.00% due 02/15/11	350,000	372,750
Advanstar, Inc. 15.00% due 10/15/11(4)	225,000	211,500
Affinity Group, Inc. 9.00% due 02/15/12	250,000	251,250
Affinity Group, Inc. 10.88% due 02/15/12*	200,000	194,000
Allied Waste North America, Inc. 9.25% due 09/01/12	167,000	176,185
Brickman Group, Ltd. 11.75% due 12/15/09	275,000	310,750
Builders Firstsource Inc. 7.02% due 05/16/05*(6)	325,000	315,250

Cadmus Communications Corp. 8.38% due 06/15/14	150,000	156,750
Danka Business Systems, PLC 11.00% due 06/15/10	225,000	205,875
Greif Brothers Corp. 8.88% due 08/01/12	400,000	426,000
Hines Nurseries, Inc. 10.25% due 10/01/11	250,000	262,500
Hydrochem Industrial Services Incorporated 9.25% due 02/15/13*	275,000	261,250
Imco Recycling, Inc. 9.00% due 11/15/14*	150,000	153,000
Imco Recycling, Inc. 10.38% due 10/15/10	350,000	380,625
Nortek, Inc. 8.50% due 09/01/14	175,000	154,875
NTK Holdings, Inc. 10.75% due 03/01/14*(4)	350,000	175,000
Pliant Corp. 13.00% due 06/01/10	100,000	75,000
Quebecor Media, Inc. 11.13% due 07/15/11	425,000	467,500
Republic Services, Inc. 6.75% due 08/15/11	900,000	998,858
Rural / Metro Operating Co. LLC 9.88% due 03/15/15*	150,000	142,500
SITEL Corp. 9.25% due 03/15/06	225,000	225,000
Smurfit-Stone Container Corp. 8.25% due 10/01/12	525,000	514,500
United Rentals North America, Inc. 6.50% due 02/15/12	200,000	190,500
USA Waste Services, Inc. 7.13% due 10/01/07	2,175,000	2,311,631
Vertis, Inc. 9.75% due 04/01/09	250,000	250,000
Vertis, Inc. 10.88% due 06/15/09	625,000	553,125
Waste Management, Inc. 8.75% due 05/01/18	850,000	943,229
Yell Finance BV 10.75% due 08/01/11	406,000	448,122

Electrical Equipment — 0.2%
Texas Genco, LLC 6.88% due 12/15/14*	600,000	588,000
WESCO Distribution, Inc., Series B 9.13% due 06/01/08	173,000	175,595

Machinery — 1.7%
AGCO Corp. 9.50% due 05/01/08	175,000	183,313
Amsted Industries, Inc. 10.25% due 10/15/11*	400,000	428,000
Briggs & Stratton Corp. 7.25% due 09/15/07	100,000	106,000
Briggs & Stratton Corp. 8.88% due 03/15/11	960,000	1,104,000
Case New Holland, Inc. 9.25% due 08/01/11*	425,000	433,500
CLARK Material Handling Co., Series D 10.75% due 11/15/06†(1)(2)(8)	100,000	10
Columbus McKinnon Corp. 10.00% due 08/01/10	50,000	53,750
Erico International Corp. 8.88% due 03/01/12	375,000	378,750
Kennametal, Inc. 7.20% due 06/15/12	2,400,000	2,669,702
Tekni-Plex, Inc., Series B 12.75% due 06/15/10	175,000	144,375
Tyco International Group SA 5.80% due 08/01/06	1,000,000	1,023,688
Tyco International Group SA 6.88% due 01/15/29*	1,080,000	1,256,200

Multi-Industry — 0.7%
Aearo Co. 8.25% due 04/15/12	375,000	376,875
Clean Harbors, Inc. 11.25% due 07/15/12*	275,000	305,250
Crystal US Holdings 10.50% due 10/01/14*(4)	604,000	392,600
Goodman Global Holdings, Inc. 5.76% due 06/15/05*(6)	125,000	119,375
Goodman Global Holdings, Inc. 7.88% due 12/15/12*	350,000	308,000
Graphic Packaging International, Inc. 9.50% due 08/15/13	375,000	373,125
Hutchison Whampoa, Ltd. 6.50% due 02/13/13*	500,000	536,034
Koppers, Inc. 9.88% due 10/15/13	175,000	187,250
Language Line, Inc. 11.13% due 06/15/12	50,000	51,250
Polypore, Inc. 8.75% due 05/15/12	275,000	232,375
Superior Essex Communications 9.00% due 04/15/12	325,000	328,250
VWR International, Inc. 8.00% due 04/15/14	125,000	116,250

Transportation — 2.2%
Allied Holdings, Inc. 8.63% due 10/01/07	175,000	94,500
Ameritruck Distribution Corp. 12.25% due 11/15/05†(1)(2)(7)(8)	100,000	0
Burlington North Santa Fe Corporation 4.88% due 01/15/15	1,100,000	1,093,555
Burlington Northern and Santa Fe Railway Corp., Series 99-2 7.57% due 01/02/21	452,604	537,984
Burlington Northern Railroad Co. 9.25% due 10/01/06	2,500,000	2,672,575
Fedex Corp. 2.65% due 04/01/07	2,250,000	2,186,707
Hertz Corp. 4.70% due 10/02/06	1,000,000	984,391
Holt Group, Inc. 9.75% due 01/15/06†(1)(2)(7)(8)	100,000	0

Petroleum Helicopters, Inc. 9.38% due 05/01/09	250,000	261,250
Stena AB 9.63% due 12/01/12	550,000	595,375
Union Pacific Corp. 4.88% due 01/15/15	1,570,000	1,552,469

		38,099,020

INFORMATION & ENTERTAINMENT — 11.7%
Broadcasting & Media — 8.3%
American Media Operations, Inc. 8.88% due 01/15/11	125,000	127,187
American Media Operations, Inc. 10.25% due 05/01/09	400,000	411,000
AOL Time Warner, Inc. 7.70% due 05/01/32	1,500,000	1,848,408
British Sky Broadcasting Group, PLC 7.30% due 10/15/06	1,245,000	1,301,513
Cablevision Systems Corp. 8.00% due 04/15/12*	350,000	345,188
CBD Media Holdings, LLC 9.25% due 07/15/12	375,000	366,562
CF Cable TV, Inc. 9.13% due 07/15/07	500,000	505,158
Charter Communications Holdings II, LLC 10.25% due 09/15/10	650,000	649,187
Charter Communications Holdings, LLC 9.92% due 04/01/11(4)	550,000	387,750
Clear Channel Communications, Inc. 3.13% due 02/01/07	500,000	485,350
Clear Channel Communications, Inc. 4.63% due 01/15/08	2,000,000	1,975,700
Coleman Cable, Inc. 9.88% due 10/01/12*	250,000	232,500
Comcast Cable Communications, Inc. 6.38% due 01/30/06	290,000	294,905
Comcast Cable Communications, Inc. 6.88% due 06/15/09	1,000,000	1,085,647
Comcast Corp. 7.05% due 03/15/33	500,000	584,331
Continental Cablevision, Inc. 8.30% due 05/15/06	2,000,000	2,085,362
Continental Cablevision, Inc. 9.50% due 08/01/13	1,950,000	2,068,338
Cox Communications Inc. New 4.63% due 01/15/10*	1,720,000	1,694,523
Cox Communications Inc. New 5.45% due 12/15/14*	1,860,000	1,853,007
Cox Enterprises, Inc. 4.38% due 05/01/08*	1,000,000	990,979
CSC Holdings, Inc. 7.88% due 12/15/07	75,000	76,688
CSC Holdings, Inc. 8.13% due 07/15/09	250,000	256,250
Dex Media East LLC 12.13% due 11/15/12	304,000	357,580
Dex Media West LLC 9.88% due 08/15/13	806,000	894,660
Dex Media, Inc. 9.00% due 11/15/13(4)	425,000	318,750
DirecTV Holdings LLC 8.38% due 03/15/13	575,000	622,437
Echostar DBS Corp. 6.38% due 10/01/11	125,000	123,437
Echostar DBS Corp. 6.63% due 10/01/14*	675,000	654,750
Grupo Televisa Sa 6.63% due 03/18/25*	3,115,000	3,052,700
HM Publishing Corp. 11.50% due 10/15/13(4)	525,000	349,125
Kabel Deutschland GmbH 10.63% due 07/01/14*	525,000	553,875
Lodgenet Entertainment Corp. 9.50% due 06/15/13	275,000	295,625
New York Times Co. 4.50% due 03/15/10	1,820,000	1,827,608
New York Times Co. 5.00% due 03/15/15	1,450,000	1,464,546
News America Holdings, Inc. 8.00% due 10/17/16	650,000	786,282
News America Holdings, Inc. 9.25% due 02/01/13	1,000,000	1,262,331
News America, Inc. 7.63% due 11/30/28	1,000,000	1,178,877
Readers Digest Assoc., Inc. 6.50% due 03/01/11	350,000	347,375
Reed Elsevier Capital, Inc. 6.75% due 08/01/11	1,000,000	1,118,511
RH Donnelley Finance Corp. I 10.88% due 12/15/12*	400,000	457,000
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11	200,000	204,500
Univision Communications, Inc. 3.50% due 10/15/07	1,200,000	1,176,310
WDAC Subsidiary Corp. 8.38% due 12/01/14*	375,000	340,313

Entertainment Products — 0.5%
Cinemark, Inc. 9.75% due 03/15/14(4)	850,000	584,375
International Speedway Corp. 4.20% due 04/15/09	1,300,000	1,279,023
K2, Inc. 7.38% due 07/01/14	75,000	76,313
Loews Cineplex Entertainment Corp. 9.00% due 08/01/14*	475,000	460,750

Leisure & Tourism — 2.9%
155 East Tropicana LLC 8.75% due 04/01/12*	175,000	167,125
AMC Entertainment, Inc. 8.00% due 03/01/14	350,000	316,750
AMC Entertainment, Inc. 9.88% due 02/01/12	175,000	175,000
Boyd Gaming Corp. 7.75% due 12/15/12	100,000	105,000
Boyd Gaming Corp. 8.75% due 04/15/12	200,000	215,500
Buffets, Inc. 11.25% due 07/15/10	125,000	123,125
Carnival Corp. 3.75% due 11/15/07	1,800,000	1,778,254

Cinemark USA, Inc. 9.00% due 02/01/13	200,000	211,500
Delta Air Lines, Inc., Series 02-1 6.42% due 07/02/12	500,000	521,725
Gaylord Entertainment Co. 6.75% due 11/15/14*	225,000	208,125
Herbst Gaming Inc. 7.00% due 11/15/14*	100,000	98,000
HMH Properties, Inc., Series B 7.88% due 08/01/08	83,000	84,660
Host Marriott LP 7.13% due 11/01/13	325,000	329,062
Intrawest Corp. 7.50% due 10/15/13	275,000	273,625
Isle of Capri Casinos, Inc. 9.00% due 03/15/12	350,000	378,875
Magna Entertainment Corp. 7.25% (Convertible) due 12/15/09	75,000	73,594
Majestic Star Casino, LLC 9.50% due 10/15/10	200,000	209,000
Mandalay Resort Group 9.50% due 08/01/08	175,000	193,813
MGM Grand, Inc. 9.75% due 06/01/07	950,000	1,023,625
MGM Mirage, Inc. 5.88% due 02/27/14	400,000	374,500
Motor Gaming Group, Inc. 9.75% due 04/01/10	425,000	463,250
Northwest Airlines Corp. 8.07% due 04/01/21	517,956	570,193
Park Place Entertainment Corp. 7.88% due 03/15/10	275,000	301,125
Park Place Entertainment Corp. 8.13% due 05/15/11	575,000	644,000
Penn National Gaming Inc. 6.75% due 03/01/15	300,000	287,250
Penn National Gaming, Inc. 8.88% due 03/15/10	75,000	79,594
Royal Caribbean Cruises, Ltd. 8.00% due 05/15/10	350,000	381,500
Southwest Airlines Co. 6.50% due 03/01/12	1,000,000	1,074,329
Southwest Airlines Co. 7.38% due 03/01/27	215,000	250,584
Starwood Hotels & Resorts Worldwide, Inc. 7.38% due 05/01/07	825,000	853,875
Station Casinos, Inc. 6.50% due 02/01/14	400,000	399,000
Sun International Hotels, Ltd. 8.88% due 08/15/11	350,000	374,500
True Temper Sports, Inc. 8.38% due 09/15/11	300,000	262,500

		52,215,144

INFORMATION TECHNOLOGY — 7.8%
Computers & Business Equipment — 0.8%
Dell, Inc. 7.10% due 04/15/28	1,000,000	1,229,667
International Business Machines Corp. 5.88% due 11/29/32	1,000,000	1,069,169
Seagate Technology Holdings 8.00% due 05/15/09	375,000	393,750
Smart Modular Technologies 8.35% due 07/01/05*(6)	225,000	223,874
Xerox Corp. 9.75% due 01/15/09	675,000	766,125

Computer Services — 0.1%
Activant Solutions, Inc. 9.09% due 07/01/05*(6)	75,000	76,312
Activant Solutions, Inc. 10.50% due 06/15/11	250,000	263,125

Computer Software — 0.4%
Unisys Corp. 6.88% due 03/15/10	400,000	383,000
Unisys Corp. 8.13% due 06/01/06	1,350,000	1,377,000

Electronics — 0.5%
FIMEP SA 10.50% due 02/15/13	225,000	253,125
Fisher Scientific International, Inc. 8.00% due 09/01/13	400,000	430,000
Freescale Semiconductor, Inc. 7.13% due 07/15/14	200,000	208,000
Magnachip Semiconductor SA 8.00% due 12/15/14*	125,000	108,125
Rayovac Corp. 7.38% due 02/01/15*	575,000	557,750
Stoneridge, Inc. 11.50% due 05/01/12	225,000	238,500
Telex Communications Holdings, Inc. 11.50% due 10/15/08	300,000	325,500

Internet Content — 0.1%
FTD, Inc. 7.75% due 02/15/14	365,000	363,175

Telecommunications — 5.9%
Alaska Communications Systems Holdings, Inc. 9.88% due 08/15/11	245,000	259,700
AT&T Wireless Services, Inc. 8.75% due 03/01/31	250,000	340,939
CenturyTel, Inc., Series H 8.38% due 10/15/10	1,510,000	1,719,799
Cincinnati Bell, Inc. 7.25% due 07/15/13	350,000	338,625
Cincinnati Bell, Inc. 8.38% due 01/15/14	100,000	95,250
Citizens Communications Co. 9.00% due 08/15/31	1,225,000	1,228,062
Citizens Communications Co. 9.25% due 05/15/11	125,000	135,313
Inmarsat Finance, PLC 10.38% due 11/15/12(4)	150,000	111,000
Inmarsat Finance, PLC 7.63% due 06/30/12	50,000	51,250

Intelsat Bermuda, Ltd. 7.79% due 07/15/05*(6)	300,000	300,750
Intelsat Bermuda, Ltd. 8.63% due 01/15/15*	250,000	253,750
KT, Corp. 5.88% due 06/24/14*	1,800,000	1,886,886
Lenfest Communications, Inc. 8.38% due 11/01/05	1,510,000	1,541,031
Lenfest Communications, Inc. 10.50% due 06/15/06	2,600,000	2,767,736
Newskies Satellites NV 9.13% due 11/01/12*	175,000	175,000
Nextel Communications, Inc. 7.38% due 08/01/15	900,000	958,500
Panamsat Corp. 9.00% due 08/15/14	176,000	183,040
Panamsat Holding Corp. 10.38% due 11/01/14*(4)	1,025,000	656,000
Primus Telecommunications Group 8.00% due 01/15/14	300,000	177,000
Qwest Services Corp. 13.50% due 12/15/10*	775,000	871,875
Qwest Services Corp. 8.88% due 03/15/12*	1,125,000	1,192,500
Rogers Wireless, Inc 6.14% due 06/15/05(6)	150,000	154,125
Rogers Wireless, Inc. 6.38% due 03/01/14	325,000	311,187
Rogers Wireless, Inc. 7.50% due 03/15/15	75,000	76,969
Rogers Wireless, Inc. 8.00% due 12/15/12	325,000	333,125
Sprint Capital Corp. 6.13% due 11/15/08	2,000,000	2,101,904
Sprint Capital Corp. 6.38% due 05/01/09	350,000	372,471
Sprint Capital Corp. 7.13% due 01/30/06	1,250,000	1,277,151
Sprint Capital Corp. 8.38% due 03/15/12	1,000,000	1,184,198
Telecom de Puerto Rico 6.65% due 05/15/06	2,000,000	2,050,548
Telefonos de Mexico S.A. 4.50% due 11/19/08	2,150,000	2,117,507
US Unwired, Inc. 10.00% due 06/15/12	325,000	356,688
VALOR Telecommunications Enterprises LLC/Finance Corp. 7.75% due 02/15/15*	275,000	263,313
Verizon Global Funding Corp. 7.75% due 06/15/32	500,000	624,406

		34,733,795

MATERIALS — 7.0%
Chemicals — 1.2%
Albemarle Corp. 5.10% due 02/01/15	1,440,000	1,419,232
Equistar Chemicals LP 10.13% due 09/01/08	400,000	440,000
Huntsman International, LLC 10.13% due 07/01/09	365,000	378,688
Lyondell Chemical Co. 9.50% due 12/15/08	450,000	479,812
Lyondell Chemical Co. 10.88% due 05/01/09	525,000	543,375
Nalco Co. 7.75% due 11/15/11	100,000	102,000
Nalco Co. 8.88% due 11/15/13	300,000	307,500
PQ Corp. 7.50% due 02/15/13*	175,000	169,750
Reliance Industries, Ltd. 8.25% due 01/15/27*	500,000	528,610
Rockwood Specialties Group, Inc. 7.50% due 11/15/14*	100,000	97,000
UAP Holding Corp. 1.00% due 07/15/12(4)	375,000	286,875
Union Carbide Chemical & Plastics Co., Inc. 7.88% due 04/01/23	50,000	54,589
Union Carbide Chemical & Plastics Co., Inc. 8.75% due 08/01/22	300,000	309,000
Union Carbide Corp. 7.50% due 06/01/25	75,000	80,108

Forest Products — 3.2%
Abitibi Consolidated, Inc. 8.38% due 04/01/15	325,000	296,563
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	1,500,000	1,443,750
AEP Industries Inc. 7.88% due 03/15/13*	75,000	74,423
Associated Materials, Inc. 11.25% due 03/01/14(4)	300,000	202,500
Berry Plastics Corp. 10.75% due 07/15/12	325,000	359,125
Boise Cascade, LLC 6.02% due 07/15/05*(6)	125,000	123,750
Boise Cascade, LLC 7.13% due 10/15/14*	150,000	142,500
Georgia-Pacific Corp. 8.13% due 05/15/11	550,000	601,562
Georgia-Pacific Corp. 9.38% due 02/01/13	825,000	918,844
Graham Packaging Co., Inc. 8.50% due 10/15/12*	175,000	167,125
International Paper Co. 4.25% due 01/15/09	750,000	740,940
Louisiana-Pacific Corp. 8.88% due 08/15/10	2,590,000	2,929,982
Mercer International, Inc. 9.25% due 02/15/13	375,000	345,000
Newpage Corp. 12.00% due 05/01/13	400,000	384,000
Owens-Brockway 8.25% due 05/15/13	675,000	715,500
Pliant Corp. 13.00% due 06/01/10	325,000	243,750
Pope & Talbot, Inc. 8.38% due 06/01/13	250,000	260,000
Tembec Industries, Inc. 8.50% due 02/01/11	375,000	286,875
Westvaco Corp. 7.65% due 03/15/27	1,500,000	1,695,480
Weyerhaeuser Co. 7.38% due 03/15/32	2,000,000	2,175,206

Metals & Minerals — 2.6%
Alltrista Corp. 9.75% due 05/01/12	300,000	319,500
Associated Materials, Inc. 9.75% due 04/15/12	175,000	185,938
Barrick Gold Corp. 7.50% due 05/01/07	2,000,000	2,121,702
California Steel Industries, Inc. 6.13% due 03/15/14	200,000	182,000
Compass Minerals Group, Inc. 10.00% due 08/15/11	325,000	354,250
Compass Minerals International, Inc. 12.00% due 06/01/13(4)	475,000	399,000
Compass Minerals International, Inc. 12.75% due 12/15/12(4)	175,000	150,500
Euramax International, Inc. 8.50% due 08/15/11	400,000	424,000
Hawk Corp. 8.75% due 11/01/14	325,000	334,750
Inco, Ltd. 5.70% due 10/15/15	1,050,000	1,083,327
Mueller Group Inc. 10.00% due 05/01/12	250,000	268,750
Neenah Corp. 11.00% due 09/30/10*	358,000	390,220
Neenah Corp. 13.00% due 09/30/13*	257,092	259,663
Newmont Mining Corp. 5.88% due 04/01/35	1,410,000	1,415,434
Noranda, Inc. 6.00% due 10/15/15	750,000	759,666
Novelis, Inc. 7.25% due 02/15/15*	275,000	266,062
Placer Dome, Inc., Series B 8.50% due 12/31/45	1,870,000	2,182,958
Republic Technologies International, LLC 13.75% due 07/15/49†(1)(2)(7)	150,000	0
Russell-Stanley Holdings, Inc. 9.00% due 11/30/08(2)(3)	13,393	7,493
Ryerson Tull, Inc. 9.13% due 07/15/06	275,000	277,750
United States Steel Corp. 9.75% due 05/15/10	252,000	277,200
Valmont Industries, Inc. 6.88% due 05/01/14	150,000	147,000

		31,110,577

MUNICIPAL BONDS — 0.1%
Municipal Bonds — 0.1%
McKeesport, Pennsylvania 7.30% due 03/01/20	250,000	271,172

REAL ESTATE — 0.7%
Real Estate Companies — 0.5%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10	98,000	109,270
EOP Operating LP 7.75% due 11/15/07	250,000	269,417
EOP Operating LP 8.38% due 03/15/06	1,500,000	1,556,937
Susa Partnership, LP 8.20% due 06/01/17	250,000	316,265

Real Estate Investment Trusts — 0.2%
Apache Finance Property, Ltd. 7.00% due 03/15/09	550,000	609,472
Simon Property Group LP 6.35% due 08/28/12	400,000	429,586

		3,290,947

U.S. GOVERNMENT AGENCIES — 0.2%
U.S. Government Agencies — 0.2%
Federal National Mtg. Assoc. 6.50% due 03/01/29	214,035	223,268
Federal National Mtg. Assoc. 6.50% due 06/01/29	169,060	176,353
Federal National Mtg. Assoc. 6.50% due 08/01/29	257,052	268,142
Federal National Mtg. Assoc. 6.50% due 11/01/31	49,526	51,599
Federal National Mtg. Assoc. 6.50% due 05/01/32	85,575	89,079

		808,441

U.S. GOVERNMENT OBLIGATIONS — 3.6%
U.S. Treasuries — 3.6%
United States Treasury Bonds 6.25% due 08/15/23	2,650,000	3,184,762
United States Treasury Notes 4.00% due 02/15/15	13,000,000	12,789,257

		15,974,019

UTILITIES — 6.0%
Electric Utilities — 2.4%
Alabama Power Co. 5.70% due 02/15/33	1,000,000	1,047,409

American Electric Power, Inc. 6.13% due 05/15/06	1,256,000	1,283,583
Edison Mission Energy 9.88% due 04/15/11	525,000	593,250
Hydro Quebec 6.30% due 05/11/11	2,700,000	2,949,893
Israel Electric Corp., Ltd. 7.88% due 12/15/26*	1,250,000	1,461,030
Nevada Power Co. 5.88% due 01/15/15*	75,000	72,750
Nevada Power Co. 6.50% due 04/15/12	50,000	50,875
Nevada Power Co. 9.00% due 08/15/13	575,000	633,937
Northwestern Corp. 5.88% due 11/01/14*	100,000	101,613
NRG Energy, Inc. 8.00% due 12/15/13*	215,000	217,150
Pacific Gas & Electric Co. 4.20% due 03/01/11	1,100,000	1,077,934
Pacific Gas & Electric Co. 6.05% due 03/01/34	660,000	705,240
Reliant Energy, Inc. 6.75% due 12/15/14	125,000	110,625
Reliant Resources, Inc. 9.25% due 07/15/10	175,000	178,938
Reliant Resources, Inc. 9.50% due 07/15/13	375,000	389,062

Gas & Pipeline Utilities — 2.0%
Amerigas Partners, LP 7.25% due 05/20/15	250,000	250,000
Consolidated Natural Gas Co. 5.00% due 12/01/14	2,380,000	2,370,423
El Paso Energy Corp. 6.75% due 05/15/09	225,000	216,000
El Paso Energy Corp. 6.95% due 12/15/07	150,000	149,625
El Paso Energy Corp. 7.80% due 08/01/31	700,000	635,250
El Paso Energy Corp. 8.05% due 10/15/30	400,000	375,000
Kinder Morgan Energy Partners LP 5.80% due 03/15/35	1,290,000	1,259,498
Markwest Energy Partners LP 6.88% due 11/01/14*	75,000	73,500
Pacific Energy Partners LP 7.13% due 06/15/14	250,000	260,625
SEMCO Energy, Inc. 7.13% due 05/15/08	225,000	224,251
Statoil ASA 5.13% due 04/30/14*	1,310,000	1,340,493
Tennessee Gas Pipeline Co. 7.50% due 04/01/17	350,000	377,078
Tennessee Gas Pipeline Co. 8.38% due 06/15/32	175,000	200,753
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12	250,000	291,250
Williams Cos., Inc. 7.63% due 07/15/19	250,000	268,125
Williams Cos., Inc. 7.88% due 09/01/21	575,000	618,125

Telephone — 1.6%
AT&T Corp. 9.75% due 11/14/31	1,175,000	1,462,875
Bellsouth Corp. 5.20% due 09/15/14	2,000,000	2,026,060
Deutsche Telekom International Finance BV 5.25% due 07/22/13	900,000	919,012
MCI, Inc. 8.74% due 05/01/14	475,000	514,188
SBC Communications, Inc. 5.10% due 09/15/14	2,000,000	2,000,906

		26,706,326

TOTAL BONDS & NOTES (cost $378,421,378)		378,869,608

Foreign Bonds & Notes — 0.8%

FOREIGN GOVERNMENT BONDS — 0.8%
United Mexican States 6.63% due 03/03/15	1,900,000	2,012,100
United Mexican States 7.50% due 04/08/33	1,400,000	1,515,500

		3,527,600

Common Stock — 0.1%

INFORMATION TECHNOLOGY — 0.1%
Telecommunications — 0.0%
NTL, Inc.†	1,241	79,399

Viatel Holding (Bermuda), Ltd.†	1,590	318

		79,717

MATERIALS — 0.0%
Chemicals — 0.0%
General Chemical Industrial Product, Inc.(2)(8)	72	13,897

Metals & Minerals — 0.0%
Russell-Stanley Holdings, Inc.†*(2)	1,500	3,840

		17,737

TOTAL COMMON STOCK (cost $985,759)		97,454

Preferred Stock — 1.2%

CONSUMER DISCRETIONARY — 0.1%
Retail — 0.1%
General Nutrition Centers, Inc. 12.00% (3)(9)	300	219,000

FINANCE — 0.8%
Financial Services — 0.8%
Citigroup, Inc., Series F 6.37%	42,000	2,231,040
Lehman Brothers Holdings, Inc., Series D 5.67%	30,000	1,530,000

		3,761,040

INFORMATION & ENTERTAINMENT — 0.1%
Broadcasting & Media — 0.1%
PRIMEDIA, Inc., Series F 9.20%	4,275	427,500

REAL ESTATE — 0.2%
Real Estate Investment Trusts — 0.2%
ProLogis Trust, Series C 8.54%	20,000	1,090,000

TOTAL PREFERRED STOCK (cost $4,981,131)		5,497,540

Warrants — 0.0%†

FINANCE — 0.0%
Financial Services — 0.0%
Arcadia Financial, LTD. Expires 03/15/07 (Strike Price $11.00)(1)(8)	1,300	0
MDP Acquisitions, PLC Expires 10/01/13 (Strike Price $0.01)*	100	2,500

		2,500

INDUSTRIAL & COMMERCIAL — 0.0%
Business Services — 0.0%

Advanstar Holdings Corp. Expires 10/15/11 (Strike Price $0.01)*(2)	75	1

Pliant Corp. Expires 06/01/10 (Strike Price $0.01)*(2)	100	1

		2

INFORMATION & ENTERTAINMENT — 0.0%
Broadcasting & Media — 0.0%
XM Satellite Radio, Inc. Expires 03/15/10 (Strike Price $45.24)	125	7,500

Leisure & Tourism — 0.0%
AMF Bowling Worldwide, Inc. Expires 03/09/09 (Strike Price $27.19)(2)	576	0

		7,500

MATERIALS — 0.0%
Chemicals — 0.0%
General Chemical Industries Products Series B, Expires 03/31/11 (Strike Price $376.00) (2)	31	0
General Chemical Industries Series A, Expires 04/30/11 (Strike Price $195.43) (2)	42	0

Metals & Minerals — 0.0%
ACP Holding Co. Expires 09/30/13 (Strike Price $0.01)*	40,587	73,056

		73,056

TOTAL WARRANTS (cost $31,513)		83,058

Membership Interest Certificates — 0.0%

CONSUMER DISCRETIONARY — 0.0%
Housing — 0.0%
National Bedding, LLC (2)(8)(9) (cost $0)	264	90,576

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $384,621,299)		388,165,836

Short-Term Investment Securities — 11.8%

TIME DEPOSIT — 11.8%
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 05/02/05

(cost $52,606,000)	52,606,000	52,606,000

TOTAL INVESTMENTS — (cost $437,227,299)@
Other assets less liabilities—	98.7 1.3%	440,771,836 6,009,360

NET ASSETS—	100.0%	$446,781,196

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2005, the aggregate value of these securities was $69,172,002 representing 15.5% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Bond in default
(2)	Fair valued security; see Note 1.
(3)	PIK (“Payment-in-Kind”) bond. Payments made with additional securities in lieu of cash.
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Variable rate security — the rate reflected is as of April 30, 2005; maturity date reflects next reset date.
(6)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2005.
(7)	Company has filed Chapter 11 bankruptcy.
(8)	Illiquid security
(9)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2005, the Corporate Bond Portfolio held the following restricted securities:

	Acquisition	Shares/	Acquisition	Market	% of Net
Name	Date	Certificates	Cost	Value	Assets

General Nutrition Centers, Inc. 12.00% Preferred Stock	12/18/03	300	$301,800	$219,000	0.0%
National Bedding, LLC Membership Certificates	02/25/03	264	0	90,576	0.0

				309,576	0.0

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO

Goldman Sachs Asset Management International	Investment Portfolio — April 30, 2005
(unaudited)

Bonds & Notes — 93.0%		Principal Amount**/	Value
		Shares	(Note 1)

BELGIUM — 2.3%
Kingdom of Belgium 3.75% due 03/28/09(4)	EUR	1,700,000	$2,277,020
Kingdom of Belgium 5.50% due 03/28/28(4)	EUR	600,000	949,022

			3,226,043

CANADA — 1.9%
Government of Canada 5.00% due 06/01/14(4)	CAD	790,000	668,138
Government of Canada 5.75% due 06/01/29(4)	CAD	1,000,000	925,550
Government of Canada 6.00% due 06/01/08(4)	CAD	1,300,000	1,113,993

			2,707,682

DENMARK — 0.7%
Kingdom of Denmark 6.00% due 11/15/11(4)	DKK	5,000,000	1,016,527

FRANCE — 10.8%
Government of France 4.00% due 10/25/09	EUR	1,100,000	1,491,798
Government of France 5.00% due 04/25/12(4)	EUR	1,650,000	2,374,486
Government of France 5.50% due 10/25/07(4)	EUR	3,950,000	5,465,321
Government of France 5.50% due 04/25/10(4)	EUR	1,600,000	2,314,050
Government of France 5.50% due 04/25/29(4)	EUR	300,000	479,074
Government of France 5.75% due 10/25/32	EUR	1,050,000	1,752,847
Government of France 8.50% due 04/25/23(4)	EUR	400,000	829,435
Natexis Banques Populaires 7.00% due 11/14/05(4)		800,000	812,573

			15,519,583

GERMANY — 17.9%
Federal Republic of Germany 3.00% due 04/11/08(4)	EUR	980,000	1,280,826
Federal Republic of Germany 3.50% due 10/10/08(4)	EUR	1,750,000	2,324,944
Federal Republic of Germany 3.75% due 01/04/15(4)	EUR	9,400,000	12,449,320
Federal Republic of Germany 4.50% due 01/04/13(4)	EUR	4,400,000	6,167,409
Federal Republic of Germany 5.50% due 01/04/31(4)	EUR	1,750,000	2,809,594
Federal Republic of Germany 6.25% due 01/04/24(4)	EUR	300,000	510,357

			25,542,450

ITALY — 7.1%
Banca Popolare di Bergamo Capital Trust 8.36% due 02/15/11(1)(4)	EUR	450,000	707,697
Republic of Italy 4.38% due 10/25/06(4)		600,000	604,737
Republic of Italy 5.25% due 08/01/17(4)	EUR	750,000	1,114,619
Republic of Italy 5.25% due 11/01/29(4)	EUR	1,150,000	1,733,642
Republic of Italy 6.00% due 05/01/31(4)	EUR	800,000	1,334,522
Republic of Italy 6.50% due 11/01/27(4)	EUR	1,100,000	1,922,980
Republic of Italy 6.75% due 07/01/07(4)	EUR	2,000,000	2,811,563

			10,229,759

JAPAN — 20.9%
Government of Japan 0.80% due 06/20/09(4)	JPY	1,270,000,000	12,337,665
Government of Japan 1.60% due 09/20/14	JPY	160,000,000	1,583,052

Government of Japan 1.90% due 03/20/24(4)	JPY	335,000,000	3,233,908
Japan Development Bank 1.40% due 06/20/12(4)	JPY	125,000,000	1,241,580
Japan Development Bank 1.60% due 06/20/14(4)	JPY	700,000,000	6,951,751
Japan Finance Corp. for Municipal Enterprises 1.35% due 11/26/13(4)	JPY	470,000,000	4,595,497

			29,943,454

LUXEMBOURG — 0.7%
Tyco International Group SA 5.50% due 11/19/08(4)	EUR	370,000	511,607
Tyco International Group SA 6.13% due 04/04/07(4)	EUR	350,000	476,971

			988,578

MEXICO — 0.2%
United Mexican States 7.50% due 04/08/33(4)		270,000	292,275

NETHERLANDS — 2.4%
BAT Holdings NV 3.03% due 07/21/05(2)(4)	EUR	360,000	463,962
Deutsche Telekom International Finance BV 9.25% due 06/01/32(4)		150,000	222,480
Deutsche Telekom International Finance BV 8.75% due 06/15/30(3)(4)		90,000	120,601
Imperial Tobacco Overseas BV 7.13% due 04/01/09(4)		570,000	618,095
Kingdom of Netherlands 3.75% due 07/15/14(4)	EUR	1,000,000	1,325,892
Olivetti Finance NV 5.88% due 01/24/08	EUR	450,000	623,811

			3,374,841

SPAIN — 2.7%
Kingdom of Spain 4.00% due 01/31/10(4)	EUR	2,000,000	2,714,830
Kingdom of Spain 4.20% due 07/30/13(4)	EUR	800,000	1,097,520

			3,812,350

SWEDEN — 0.8%
Kingdom of Sweden 5.00% due 01/28/09(4)	SEK	4,700,000	712,851
Kingdom of Sweden 6.75% due 05/05/14(4)	SEK	2,300,000	408,228

			1,121,079

UNITED KINGDOM — 5.7%
British Telecommunications, PLC 7.13% due 02/15/11(3)(4)	EUR	90,000	139,153
British Telecommunications, PLC 8.38% due 12/15/10(3)(4)		330,000	387,146
HBOS, PLC 6.05% due 11/01/11(1)(4)	EUR	500,000	735,049
Imperial Tobacco Finance, PLC 6.25% due 06/06/07(4)	EUR	110,000	151,357
National Westminster Bank, PLC 7.75% due 04/29/49(1)(3)(4)		330,000	353,887
NGG Finance, PLC 5.25% due 08/23/06(4)	EUR	620,000	826,803
Royal Bank of Scotland Group, PLC 5.25% due 07/22/08(4)	EUR	900,000	633,419
SL Finance, PLC 6.38% due 07/12/12(1)	EUR	120,000	175,995
United Kingdom Treasury 4.25% due 06/07/32	GBP	1	2
United Kingdom Treasury 5.00% due 09/07/14(4)	GBP	250,000	494,060
United Kingdom Treasury 5.75% due 12/07/09(4)	GBP	500,000	1,002,710
United Kingdom Treasury 7.25% due 12/07/07(4)	GBP	570,000	1,159,505
United Kingdom Treasury 8.50% due 07/16/07(4)	GBP	500,000	1,032,626
United Kingdom Treasury 8.75% due 08/25/17(4)	GBP	400,000	1,064,642

			8,156,354

UNITED STATES — 18.9%
Ace INA Holding, Inc. 5.88% due 06/15/14(4)		160,000	165,299
American Home Mtg. Investment Trust 3.39% due 05/25/05(2)		514,044	515,494
Arch Capital Group, Ltd. 7.35% due 05/01/34(4)		190,000	211,788
AT&T Broadband Corp. 9.46% due 11/15/22(4)		190,000	265,806
Citicorp 5.50% due 06/30/10(4)	EUR	570,000	410,363
Citigroup, Inc. 6.75% due 12/01/05(4)		400,000	407,196
CNA Financial Corp. 6.60% due 12/15/08(4)		330,000	348,289
Comcast Cable Communications, Inc. 8.38% due 05/01/07(4)		500,000	538,909
Continental Cablevision, Inc. 8.88% due 09/15/05(4)		100,000	101,807
Countrywide Home Loans, Inc. 5.25% due 12/15/05(2)(4)	EUR	650,000	434,851
Cox Communications, Inc. 4.63% due 01/15/10*(4)		560,000	551,705
Credit Suisse First Boston 7.90% due 05/01/07(1)(4)		550,000	585,912
Countrywide Home Equity Loan Trust 3.11% due 05/14/05(4)		1,170,549	1,173,338
EOP Operating LP 8.38% due 03/15/06(4)		170,000	176,453

First Horizon Asset Back Trust 3.31% due 05/25/05(2)(4)			1,156,937	1,160,646
Ford Motor Credit Co. 6.88% due 02/01/06			200,000	202,303
Fremont Home Loan Trust 3.30% due 05/25/05(2)(4)			650,000	652,490
General Motors Acceptance Corp. 7.00% due 11/15/05(4)		EUR	280,000	362,706
Harrahs Operating, Inc. 5.50% due 07/01/10(4)			410,000	419,216
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*(4)			170,000	175,868
Sequoia Mortgage Trust 2.57% due 05/20/05(2)			1,344,074	1,344,297
Simon Property Group, Inc. 7.13% due 06/24/05(4)			300,000	301,463
Sprint Capital Corp. 4.78% due 08/17/06(3)(4)			530,000	533,640
Sprint Capital Corp. 6.88% due 11/15/28			340,000	379,128
Tele-Communications, Inc. 7.25% due 08/01/05(4)			180,000	181,446
United States Treasury Bonds 6.25% due 05/15/30			1,100,000	1,369,543
United States Treasury Bonds 7.50% due 11/15/24(4)			750,000	1,027,793
United States Treasury Bonds 8.00% due 11/15/21(4)			1,100,000	1,536,993
United States Treasury Notes 6.75% due 05/15/05			10,300,000	10,312,875
Verizon Global Funding Corp. 6.13% due 06/15/07(4)			520,000	540,360
Washington Mutual, Inc. 8.25% due 06/15/05(4)			630,000	633,577

				27,021,554

TOTAL BONDS & NOTES (cost $122,050,348)				132,952,529

Preferred Stock — 0.6%

UNITED KINGDOM — 0.3%
Fortis Capital Co.(1)(4)		EUR	320	440,618

UNITED STATES — 0.3%
BCI US Funding Trust II 3.74%(2)(4)		EUR	340,000	450,655

TOTAL PREFERRED STOCK (cost $880,960)				891,273

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $122,931,308)				133,843,798

Short-Term Investment Securities — 3.6%

TIME DEPOSIT — 3.6%
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 05/02/05 (cost $5,151,000)			$5,151,000	5,151,000

TOTAL INVESTMENT (cost $128,082,308)@	97.2%			138,994,798
Other assets less liabilities—	2.8			4,030,472

NET ASSETS—	100.0%			$143,025,270

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2005, the aggregate value of these securities was $727,573 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
@	See Note 4 for cost investments on a tax basis
(1)	Variable rate security — the rate reflected is as of April 30, 2005.
(2)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2005.
(3)	Security is a “step up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	The security or a portion thereof represents collateral for open futures contracts.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	April 30, 2005	(Depreciation)

24 Long	Australia 10 Year Bond	June 2005	$13,742,144	$13,788,965	$46,821
2 Long	Euro 90 Day Future	June 2005	482,934	482,875	(59)
30 Long	Euro Bobl Future	June 2005	4,398,561	4,410,791	12,230
60 Short	Euro Bund Future	June 2005	9,583,523	9,348,289	(235,234)
3 Long	LIF Long Gilt	June 2005	627,361	638,575	11,214
64 Short	U.S. Treasury 2 Year Note	June 2005	13,295,000	13,293,000	(2,000)
220 Long	U.S. Treasury 5 Year Note	June 2005	23,845,512	23,859,688	14,176
128 Short	U.S. Treasury 10 Year Note	June 2005	14,414,972	14,262,000	(152,972)
83 Short	U.S. Treasury 20 Year Bond	June 2005	9,599,268	9,532,031	(67,237)
181 Long	Euro 90 Day Future	September 2005	43,587,607	43,555,388	(32,219)
118 Long	Euro 90 Day Future	December 2005	28,398,064	28,339,175	(58,889)
181 Short	Euro 90 Day Future	September 2006	43,274,307	43,322,350	48,043
118 Short	Euro 90 Day Future	December 2006	28,142,089	28,221,175	79,086

					$(337,040)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*CAD	5,660,996	USD	4,696,441	05/25/05	$195,945
*CAD	7,987,938	USD	6,466,652	06/15/05	114,226
*CHF	11,829,452	USD	9,985,220	06/15/05	58,602
DKK	5,553,000	USD	968,772	05/27/05	8,373
*EUR	51,393,000	USD	66,824,776	05/27/05	642,088
*EUR	3,987,229	USD	5,198,000	06/15/05	60,469
GBP	2,601,183	USD	4,978,664	05/23/05	23,406
*NOK	43,052,689	USD	6,875,864	06/15/05	46,033
*SEK	35,626,659	USD	5,169,000	06/15/05	173,587
SEK	6,711,148	USD	989,845	06/22/05	48,611
*USD	7,831,735	JPY	825,186,053	06/15/05	69,587
*USD	5,226,000	GBP	2,754,258	06/15/05	15,223
*USD	8,961,802	AUD	11,531,638	06/15/05	14,274
*USD	2,593,000	CHF	3,094,244	06/15/05	3,517

					1,473,941

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*AUD	6,720,837	USD	5,175,000	06/15/05	(56,411)
*GBP	2,057,712	USD	3,872,000	06/15/05	(43,730)
JPY	3,094,821,228	USD	29,348,708	05/31/05	(246,019)
*JPY	834,618,483	USD	7,783,000	06/15/05	(208,640)
*USD	1,894,333	CAD	2,312,941	05/25/05	(55,543)
*USD	285,413	EUR	221,000	05/27/05	(814)
*USD	5,206,000	EUR	4,010,579	06/15/05	(38,382)
*USD	3,696,883	SEK	25,447,624	06/15/05	(128,729)
*USD	5,199,000	CAD	6,365,207	06/15/05	(137,054)
*USD	12,959,000	NOK	80,288,683	06/15/05	(222,093)

					(1,137,415)

Net Unrealized Appreciation (Depreciation)					$336,526

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro	NOK — Norwegian Krone
CAD — Canadian Dollar	GBP — Pound Sterling	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar
DKK — Danish Krone

Industry Allocation*

Foreign Government Bonds	62.8%
U.S. Treasury	9.9
Banks	9.2
Financial Services	6.1
Euro Time Deposit	3.6
Broadcasting and Media	1.4
Telecommunications	1.0
Multi-Industry	0.7
Real Estate Investment Trusts	0.6
Asset-Backed Securities	0.5
Food, Beverage and Tobacco	0.5
Insurance	0.5
Leisure and Tourism	0.3
Real Estate Companies	0.1

97.2%

*	Calculated as a percentage of net assets.

See Notes to Portfolio Investments

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
AIG SunAmerica Asset Management Corp.

Investment Portfolio — April 30, 2005
(unaudited)

Bonds & Notes — 75.5%	Principal Amount/
	Shares/ Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 2.5%
Apparel & Textiles — 0.2%
Warnaco, Inc. 8.88% due 06/15/13	$450,000	$486,000

Automotive — 0.2%
Diamond Triumph Autoglass 9.25% due 04/01/08(6)	875,000	612,500
Stanadyne Corp. 10.00% due 08/15/14	175,000	169,750

Retail — 2.1%
Collins & Aikman Floorcovering, Series B 9.75% due 02/15/10	600,000	630,000
Ferrellgas LP 6.75% due 05/01/14	1,850,000	1,757,500
General Nutrition Centers, Inc. 8.50% due 12/01/10	275,000	210,375
J.C. Penney Co., Inc. 6.88% due 10/15/15	475,000	490,438
Rent-Way, Inc. 11.88% due 06/15/10	1,400,000	1,533,000
Rite Aid Corp. 6.88% due 08/15/13	475,000	409,688
Saks, Inc. 7.00% due 12/01/13	825,000	748,687
Saks, Inc. 9.88% due 10/01/11	725,000	779,375

		7,827,313

CONSUMER STAPLES — 2.5%
Food, Beverage & Tobacco — 2.2%
North Atlantic Holding, Inc. 12.25% due 03/01/14(2)	2,150,000	301,000
North Atlantic Trading, Inc. 9.25% due 03/01/12	1,375,000	990,000
Sbarro, Inc. 11.00% due 09/15/09	1,300,000	1,248,000
Stater Brothers Holdings, Inc. 8.13% due 06/15/12	1,650,000	1,534,500
Wornick Co. 10.88% due 07/15/11	2,800,000	2,856,000

Household Products — 0.3%
Jostens Holding Corp. 10.25% due 12/01/13(2)	1,375,000	996,875
Revlon Consumer Products Corp. 8.63% due 02/01/08	150,000	141,375

		8,067,750

ENERGY — 6.7%
Energy Services — 4.2%
Belden & Blake Corp. 8.75% due 07/15/12	475,000	429,875
Bluewater Finance, Ltd. 10.25% due 02/15/12(9)	1,350,000	1,431,000
Citgo Petroleum Corp. 6.00% due 10/15/11	575,000	559,188
El Paso Production Holding Co. 7.75% due 06/01/13	2,900,000	2,921,750
Encore Acquisition Co. 6.25% due 04/15/14	375,000	361,875
Encore Acquisition Co. 8.38% due 06/15/12	625,000	656,250
Exco Resources, Inc. 7.25% due 01/15/11	400,000	394,000
Hanover Compressor Co. zero coupon due 03/31/07	375,000	322,500
Hilcorp Energy LP 10.50% due 09/01/10*	1,960,000	2,165,800
KCS Energy, Inc. 7.13% due 04/01/12	450,000	445,500
Oslo Seismic Services, Inc. 8.28% due 06/01/11	1,582,004	1,681,655
Seitel, Inc. 11.75% due 07/15/11	1,750,000	1,951,250

Energy Sources — 2.5%
AES Drax Energy, Ltd., Series B 11.50% due 08/30/10†(1)	4,590,000	22,950
Calpine Corp. 4.75% due 11/15/23	5,925,000	2,695,875
Calpine Corp. 8.75% due 07/15/13*	4,675,000	3,231,388
Chesapeake Energy Corp. 6.63% due 01/15/16*	225,000	221,625
Chesapeake Energy Corp. 6.88% due 01/15/16	350,000	348,250
Chesapeake Energy Corp. 7.50% due 09/15/13	325,000	342,875
Chesapeake Energy Corp. 7.75% due 01/15/15	25,000	26,312

Frontier Oil Corp. 6.63% due 10/01/11	425,000	420,750
Tiverton/Rumford Power Assoc., Ltd. Pass Through 9.00% due 07/15/18*	1,316,221	855,544

		21,486,212

FINANCE — 8.0%
Financial Services — 6.3%
AAC Group Holding Corp. 10.25% due 10/01/12*(2)	625,000	437,500
AMR HoldCo., Inc. 10.00% due 02/15/15*	950,000	997,500
Arch Western Finance, LLC 6.75% due 07/01/13	950,000	952,375
Bear Island Paper Co., LLC, Series B 10.00% due 12/01/07	2,300,000	2,345,540
Borden United States Finance Corp. 9.00% due 07/15/14*	825,000	825,000
Caithness Coso Funding Corp., Series B 9.05% due 12/15/09	18,340	19,624
Consolidated Communications Holdings 9.75% due 04/01/12*	1,625,000	1,706,250
ESI Tractebel Acquisition Corp., Series B 7.99% due 12/30/11	1,075,000	1,151,921
General Motors Acceptance Corp. 8.00% due 11/01/31	3,250,000	2,734,670
Huntsman Advanced Materials, LLC 11.00% due 07/15/10*	1,475,000	1,681,500
MedCath Holdings Corp. 9.88% due 07/15/12	1,250,000	1,362,500
PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09	1,725,000	1,444,687
PX Escrow Corp. 9.63% due 02/01/06(2)	2,505,000	2,429,850
Terra Capital, Inc. 11.50% due 06/01/10	1,235,000	1,407,900
Terra Capital, Inc. 12.88% due 10/15/08	675,000	799,875

Insurance — 1.7%
Chukchansi Economic Development Authority 14.50% due 06/15/09*	3,525,000	4,282,875
Crum & Forster Holdings Corp. 10.38% due 06/15/13	950,000	1,030,750

		25,610,317

HEALTHCARE — 4.3%
Drugs — 0.1%
Elan Capital Corp 6.50% due 11/10/08 (Convertible)*(6)	400,000	342,500

Health Services — 2.3%
Community Health Systems, Inc. 6.50% due 12/15/12	800,000	784,000
Concentra Operating Corp. 9.13% due 06/01/12	450,000	463,500
Curative Health Services, Inc. 10.75% due 05/01/11	1,175,000	893,000
Genesis Healthcare Corp. 2.50% due 03/15/25 (Convertible)*	650,000	645,125
Genesis Healthcare Corp. 8.00% due 10/15/13	375,000	395,625
Pediatric Services of America, Inc. 10.00% due 04/15/08(3)	250,000	252,500
Psychiatric Solutions, Inc. 10.63% due 06/15/13	517,000	571,285
Team Health, Inc. 9.00% due 04/01/12	1,225,000	1,218,875
Tenet Healthcare Corp. 6.50% due 06/01/12	1,050,000	971,250
Triad Hospitals, Inc. 7.00% due 11/15/13	675,000	673,312
US Oncology, Inc. 10.75% due 08/15/14	500,000	537,500

Medical Products — 1.9%
CDRV Investors, Inc. 9.63% due 01/01/15*(2)	950,000	494,000
DaVita, Inc. 7.25% due 03/15/15*	800,000	778,000
Encore Medical IHC, Inc. 9.75% due 10/01/12	650,000	604,500
Inverness Medical Innovations, Inc. 8.75% due 02/15/12	1,500,000	1,477,500
NeighborCare, Inc. 6.88% due 11/15/13	1,290,000	1,348,050
Universal Hospital Services, Inc. 10.13% due 11/01/11	1,175,000	1,189,688

		13,640,210

INDUSTRIAL & COMMERCIAL — 3.9%
Aerospace & Military Technology — 0.3%
Decrane Aircraft Holdings, Inc. 12.00% due 09/30/08	1,550,000	930,000

Business Services — 1.9%
Affinity Group, Inc. 9.00% due 02/15/12	1,525,000	1,532,625
Alderwoods Group, Inc. 7.75% due 09/15/12*	425,000	439,875
Carriage Services, Inc. 7.88% due 01/15/15*	1,273,000	1,279,365

Di Finance/DynCorp. International 9.50% due 02/15/13*	825,000	792,000
H&E Equipment Services, LLC 11.13% due 06/15/12	825,000	907,500
Mobile Mini, Inc. 9.50% due 07/01/13	750,000	821,250
Service Corp. International 6.75% due 04/01/16	375,000	357,187

Machinery — 0.5%
Briggs & Stratton Corp. 8.88% due 03/15/11	575,000	661,250
Dresser-Rand Group, Inc. 7.38% due 11/01/14*	825,000	804,375
Venture Holdings Trust 11.00% due 06/01/07†(1)(5)	750,000	4,688

Multi-Industry — 0.8%
Exide Corp. 10.00% due 03/19/05†(1)(3)(5)(6)	1,975,000	0
Monitronics International, Inc. 11.75% due 09/01/10	1,900,000	2,028,250
Park-Ohio Industries, Inc. 8.38% due 11/15/14*	725,000	652,500

Transportation — 0.4%
Petroleum Helicopters, Inc. 9.38% due 05/01/09	350,000	365,750
Progress Rail Services Corp. 7.75% due 04/01/12*	800,000	796,000

		12,372,615

INFORMATION & ENTERTAINMENT — 19.0%
Broadcasting & Media — 8.1%
Adelphia Communications Corp. 10.25% due 06/15/11†(1)(5)	2,050,000	1,845,000
Charter Communications Holdings, LLC 9.63% due 11/15/09	2,250,000	1,642,500
Charter Communications Holdings, LLC 9.92% due 04/01/11(2)	4,350,000	3,066,750
Charter Communications Holdings, LLC 10.00% due 05/15/11	625,000	437,500
Charter Communications Holdings, LLC 10.25% due 01/15/10	500,000	367,500
Charter Communications Holdings, LLC 10.75% due 10/01/09	3,200,000	2,416,000
Charter Communications Holdings, LLC 11.13% due 01/15/11	3,725,000	2,709,937
Coleman Cable, Inc. 9.88% due 10/01/12*	275,000	255,750
Fisher Communications. Inc. 8.63% due 09/15/14	1,225,000	1,298,500
Haights Cross Operating Co. 11.75% due 08/15/11	875,000	971,250
Liberty Media Corp. 5.70% due 05/15/13	1,350,000	1,276,525
Muzak Finance Corp., LLC 9.88% due 03/15/09	560,000	285,600
Nexstar Finance Holdings, LLC 11.38% due 04/01/13(2)	2,575,000	1,969,875
Nextmedia Operating, Inc. 10.75% due 07/01/11	525,000	565,031
Paxson Communications Corp. 12.25% due 01/15/09(2)	3,275,000	3,045,750
Salem Communications Holding Corp. 7.75% due 12/15/10	300,000	307,500
Young Broadcasting, Inc. 8.75% due 01/15/14	1,100,000	1,023,000
Young Broadcasting, Inc. 10.00% due 03/01/11(9)	2,350,000	2,350,000

Leisure & Tourism — 10.9%
AMC Entertainment, Inc. 8.00% due 03/01/14	50,000	45,250
American Airlines, Inc. Series 91B1 Pass Through 9.71% due 01/30/07*(6)	525,921	483,847
American Airlines, Inc. Series 01-1A Pass Through 6.82% due 05/23/11	1,800,000	1,679,336
Atlas Air Worldwide Holdings, Inc. 9.06% due 07/02/17	1,281,640	1,189,555
Atlas Air, Inc. Series 00-1A Pass Through 8.71% due 01/02/19	2,555,222	2,654,339
Atlas Air, Inc. Series 99-1A Pass Through 6.88% due 07/02/09	2,364,017	2,295,667
Atlas Air, Inc. Series 99-1A Pass Through 7.20% due 01/02/19	659,645	661,759
Atlas Air, Inc. Series 99-1B Pass Through 7.63% due 01/02/15	6,100,446	4,971,615
Atlas Air, Inc. Series 99-1C Pass Through 8.77% due 01/02/11	586,827	309,839
Continental Airlines, Inc. 8.31% due 10/02/19	896,555	719,784
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11	442,414	319,870
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	826,960	656,065
Delta Air Lines, Inc. Pass Through 7.57% due 11/18/10	2,350,000	2,168,143
Delta Air Lines, Inc. 9.50% due 11/18/08*	800,000	648,000
Delta Air Lines, Inc. 10.00% due 08/15/08	3,950,000	1,382,500
Eldorado Resorts, LLC 9.00% due 04/15/14(3)	3,250,000	3,250,000
Hollywood Casino Corp., (Shreveport) 13.00% due 08/01/06†(1)	2,965,000	2,457,244
Riviera Holdings Corp. 11.00% due 06/15/10	1,000,000	1,100,000
Six Flags, Inc. 4.50% due 05/15/15	2,900,000	2,504,875
True Temper Sports, Inc. 8.38% due 09/15/11	1,610,000	1,408,750

Turning Stone Casino Resort Enterprise 9.13% due 12/15/10*	625,000	640,625
Waterford Gaming, LLC 8.63% due 09/15/12*	1,369,000	1,451,140
Worldspan LP 9.02% due 05/16/05*(8)	2,350,000	1,997,500

		60,829,671

INFORMATION TECHNOLOGY — 8.6%
Computer Services — 0.1%
Activant Solutions, Inc. 9.09% due 07/01/05*(8)	225,000	228,937

Electronics — 0.3%
Sanmina-SCI Corp. 6.75% due 03/01/13*	600,000	537,000
Telex Communications Holdings, Inc. 11.50% due 10/15/08	375,000	406,875

Internet Software — 0.2%
Spheris, Inc. 11.00% due 12/15/12*	500,000	495,000

Telecommunications — 8.0%
Alaska Communications Systems Holdings, Inc. 9.88% due 08/15/11	212,000	224,720
American Cellular Corp. 10.00% due 08/01/11	3,575,000	3,342,625
Cincinnati Bell, Inc. 7.18% due 12/15/23	450,000	448,875
Cincinnati Bell, Inc. 7.20% due 11/29/23	1,850,000	1,836,125
Cincinnati Bell, Inc. 7.25% due 06/15/23	275,000	261,250
Cincinnati Bell, Inc. 8.38% due 01/15/14	350,000	333,375
Insight Communications, Inc. 12.25% due 02/15/11(2)	1,950,000	1,920,750
Intelsat Ltd. Finance Co. 9.25% due 02/01/15*(2)	1,275,000	771,375
IPCS, Inc. 14.00% due 07/15/10†(1)(3)(6)	14,675,000	0
LCI International, Inc. 7.25% due 06/15/07	9,400,000	8,554,000
Rural Cellular Corp. 9.63% due 05/15/08	1,000,000	955,000
Rural Cellular Corp. 9.75% due 01/15/10	1,875,000	1,696,875
Triton PCS, Inc. 8.50% due 06/01/13	350,000	302,750
Triton PCS, Inc. 8.75% due 11/15/11	250,000	149,375
Triton PCS, Inc. 9.38% due 02/01/11	700,000	413,000
TSI Telecommunications Services 12.75% due 02/01/09	350,000	388,500
United States West Communications, Inc. 7.13% due 11/15/43	2,500,000	2,093,750
United States West Communications, Inc. 7.25% due 10/15/35	1,050,000	903,000
United States West Communications, Inc. 7.50% due 06/15/23	250,000	221,250
VALOR Telecommunications 7.75% due 02/15/15*	875,000	837,813

		27,322,220

MATERIALS — 6.5%
Chemicals — 1.6%
Equistar Chemicals LP 10.63% due 05/01/11	1,575,000	1,756,125
Foamex LP 10.75% due 04/01/09	425,000	352,750
Huntsman International, LLC 7.38% due 01/01/15*	1,050,000	1,047,375
Huntsman, LLC 11.50% due 07/15/12*	99,000	113,850
Lyondell Chemical Co 9.50% due 12/15/08	500,000	533,125
Rockwood Specialties Group, Inc. 7.50% due 11/15/14*	800,000	776,000
Rockwood Specialties Group, Inc. 10.63% due 05/15/11	525,000	575,531

Forest Products — 3.2%
Associated Materials, Inc. 11.25% due 03/01/14(2)	1,875,000	1,265,625
Boise Cascade, LLC 6.02% due 07/15/05*(8)	2,600,000	2,574,000
Caraustar Industries, Inc. 9.88% due 04/01/11	300,000	294,000
Constar International, Inc. 6.64% due 06/04/05*(8)	625,000	618,750
Constar International, Inc. 11.00% due 12/01/12	892,000	789,420
Dayton Superior Corp. 10.75% due 09/15/08	125,000	122,500
FiberMark, Inc. 10.75% due 04/15/11†(1)(5)	925,000	675,250
Huntsman Packaging Corp. 13.00% due 06/01/10	675,000	506,250
Pliant Corp. 13.00% due 06/01/10	1,025,000	768,750
Specialty Paperboard, Inc. 9.38% due 10/15/06†(1)(5)	3,850,000	2,579,500

Metals & Minerals — 1.7%
Allegheny Technologies, Inc. 8.38% due 12/15/11	675,000	705,375

Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	1,825,000	1,724,625
CSN Islands IX Corp. 10.00% due 01/15/15*	450,000	463,500
CSN Islands VIII Corp. 9.75% due 12/16/13*	1,250,000	1,287,500
CSN Islands VII Corp. 10.75% due 09/12/08*	280,000	311,850
Freeport McMoRan, Inc. 7.00% due 02/15/08	975,000	989,625
Renco Metals, Inc. 11.50% due 07/01/03†(1)(3)(5)(6)(7)	600,000	0

		20,831,276

REAL ESTATE — 2.3%
Real Estate Companies — 1.0%
Host Marriott LP 6.38% due 03/15/15*	1,225,000	1,165,281
Trustreet Properties, Inc. 7.50% due 04/01/15*	1,875,000	1,879,688

Real Estate Investment Trusts — 1.3%
National Health Investors, Inc. 7.30% due 07/16/07	1,275,000	1,326,593
Omega Healthcare Investors, Inc. 6.95% due 08/01/07	300,000	304,875
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	625,000	603,125
Senior Housing Property Trust 8.63% due 01/15/12(9)	1,800,000	1,953,000

		7,232,562

UTILITIES — 11.2%
Electric Utilities — 5.8%
AES Corp. 8.88% due 11/01/27	1,632,000	1,721,760
Mirant Corp. 7.90% due 07/15/09†*(1)(5)	9,850,000	7,633,750
Mission Energy Holding Co. 13.50% due 07/15/08	7,650,000	8,969,625
Unisource Energy Corp. 4.50% (Convertible) due 03/01/35*	200,000	206,000

Gas & Pipeline Utilities — 5.4%
Colorado Interstate Gas Co. 6.85% due 06/15/37	1,000,000	1,036,502
Dynegy-Roseton Danskammer 7.67% due 11/08/16	2,475,000	2,202,750
El Paso Natural Gas Co. 7.63% due 08/01/10	775,000	809,742
El Paso Natural Gas Co. 8.63% due 01/15/22	2,650,000	3,035,781
NGC Corp. Capital Trust 8.32% due 06/01/27	7,500,000	5,250,000
Pacific Energy Partners LP 7.13% due 06/15/14	1,025,000	1,068,563
Pride International, Inc. 7.38% due 07/15/14	425,000	446,250
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12	775,000	902,875
Williams Cos., Inc. 7.88% due 09/01/21	2,225,000	2,391,875

		35,675,473

TOTAL BONDS & NOTES (cost $244,798,736)		240,895,619

Foreign Bonds & Notes — 8.5%

CONSUMER DISCRETIONARY — 0.5%
Housing – 0.0%
International Utility Structures, Inc. 10.75% due 02/01/08†(1)(3)(5)(6)	3,329,000	66,580

Retail – 0.5%
Jean Coutu Group, Inc. 8.50% due 08/01/14	1,525,000	1,437,312

		1,503,892

CONSUMER STAPLES — 0.3%
Household Products – 0.3%
Vitro Envases Norteamerica SA 2.98% due 05/24/05(6)	998,182	1,005,668

ENERGY — 0.8%
Energy Services — 0.5%
North American Energy Partners 8.75% due 12/01/11	625,000	527,344
North American Energy Partners 9.00% due 05/15/10*	1,300,000	1,300,000

Energy Sources — 0.3%
AES Chivor Corp. 9.75% due 12/30/14*	900,000	906,750

		2,734,094

FINANCE — 0.5%
Insurance — 0.5%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	1,800,000	1,662,750

HEALTHCARE — 0.8%
Drugs – 0.8%
Elan Finance, PLC/Elan Finance Corp. 7.27% due 05/15/05*(8)	1,300,000	1,010,750
Elan Finance, PLC/Elan Finance Corp. 7.75% due 11/15/11*	2,075,000	1,608,125

		2,618,875

INDUSTRIAL & COMMERCIAL — 0.3%
Transportation – 0.3%
Transportation Ferroviaria Mexicana SA de CV 9.38% due 05/01/12*	800,000	804,000

INFORMATION & ENTERTAINMENT — 2.1%
Broadcasting & Media – 1.7%
CF Cable TV, Inc. 9.13% due 07/15/07	475,000	479,900
Rogers Cable, Inc. 5.50% due 03/15/14	650,000	575,250
Rogers Cable, Inc. 6.25% due 06/15/13	125,000	117,188
Rogers Cable, Inc. 8.75% due 05/01/32	600,000	660,000
Telenet Group Holding NV 11.50% due 06/15/14*(2)	4,750,000	3,562,500

Leisure & Tourism – 0.4%
Grupo Posadas SA de CV 8.75% due 10/04/11*	1,175,000	1,230,812

		6,625,650

INFORMATION TECHNOLOGY — 0.8%
Electronics — 0.3%
Magnachip Semiconductor SA 8.00% due 12/15/14*	550,000	475,750
Stats ChipPac, Ltd. 6.75% due 11/15/11*	400,000	378,000

Telecommunications – 0.5%
Empresa Brasileira de Telecom SA 11.00% due 12/15/08	200,000	222,500
Intelsat Bermuda, Ltd. 8.63% due 01/15/15*	1,500,000	1,522,500

		2,598,750

MATERIALS — 2.2%
Chemicals — 1.6%
Rhodia SA 8.88% due 06/01/11	5,400,000	5,049,000

Forest Products — 0.6%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	1,450,000	1,395,625
Abitibi-Consolidated, Inc. 8.85% due 08/01/30	550,000	467,500
Tembec Industries, Inc. 8.63% due 06/30/09	200,000	179,000

		7,091,125

UTILITIES — 0.2%
Water Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo 12.00% due 06/20/08*	700,000	777,000

TOTAL FOREIGN BONDS & NOTES (cost $31,017,863)		27,421,804

Common Stock — 12.9%

CONSUMER DISCRETIONARY — 0.6%
Automotive — 0.6%
Nes Rentals Holding, Inc.†	184,305	1,990,494

ENERGY — 1.0%
Energy Services — 1.0%
Trico Marine Services, Inc.	165,000	3,267,000

Energy Sources — 0.0%
Tri-Union Development Corp.†(3)(6)	1,297	13
Tribo Petroleum Corp., Class A†(3)(6)	2,200	22

		3,267,035

INDUSTRIAL & COMMERCIAL — 0.3%
Multi-Industry — 0.3%
Telewest Global, Inc.†	53,500	991,890

INFORMATION & ENTERTAINMENT — 0.8%
Leisure & Tourism — 0.8%
Aztar Corp.	17,700	483,387
Capital Gaming International, Inc.†(3)	103	0
Isle of Capri Casinos, Inc.†	19,800	478,368
Magna Entertainment Corp.†	61,900	324,356
MGM Mirage, Inc.†	16,450	1,148,375

		2,434,486

INFORMATION TECHNOLOGY — 9.4%
Telecommunications — 9.4%
Alamosa Holdings, Inc.	174,246	2,263,456
Dobson Communications Corp., Class A†	28,964	57,928
IPCS, Inc.†	418,187	14,301,995
Iwo Holdings, Inc.	401,563	13,251,579

		29,874,958

REAL ESTATE — 0.8%
Real Estate Investment Trusts — 0.8%
MeriStar Hospitality Corp.†	252,325	1,728,426
National Health Investors, Inc.	35,425	928,135

		2,656,561

TOTAL COMMON STOCK (cost $21,851,043)		41,215,424

Preferred Stock — 1.3%

CONSUMER DISCRETIONARY — 0.3%
Retail — 0.3%
General Nutrition Centers, Inc. 12.00%(4)(10)	900	657,000
Rent-Way, Inc. 8.00% (Convertible)(3)(6)(10)	20	261,988

		918,988

INFORMATION & ENTERTAINMENT — 0.8%
Broadcasting & Media — 0.8%
Paxson Communications Corp. 13.25%(4)	354	2,619,600

INFORMATION TECHNOLOGY — 0.2%
Telecommunications — 0.2%
Dobson Communications Corp. 13.00%	925	661,375

TOTAL PREFERRED STOCK (cost $4,896,351)		4,199,963

Warrants — 0.0% †

INDUSTRIAL & COMMERCIAL — 0.0%
Business Services — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 (strike price $0.01) * (3)(6)	1,000	10

INFORMATION & ENTERTAINMENT — 0.0%
Broadcasting & Media — 0.0%
Knology, Inc. Expires 10/22/07 (strike price $0.10)*(3)(6)	6,000	1,500

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(3)(6)	2,400	24
KMC Telecom Holdings, Inc. Expires 04/15/08 (strike price $0.01)*(3)(6)	4,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(6)	3,500	0
Leap Wireless, Inc. Expires 04/15/10 (strike price $96.80)*(3)(6)	3,700	0

		24

TOTAL WARRANTS (cost $208,985)		1,534

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $302,772,978)		313,734,344

TOTAL INVESTMENTS — (cost $302,772,978)@	98.2%	313,734,344
Other assets less liabilities —	1.8	5,775,329

NET ASSETS —	100.0%	$319,509,673

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2005, the aggregate value of these securities was $63,430,974 representing 19.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Bond in default
(2)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)	Fair valued security; see Note 1
(4)	PIK (“Payment-in-Kind”) payment made with additional securities in lieu of cash.
(5)	Company has filed Chapter 11 bankruptcy.
(6)	Illiquid security
(7)	Security is subject to litigation, the outcome of which is still to be determined.
(8)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2005.
(9)	The securities or a portion thereof represents collateral for securities sold short.
(10)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2005, the High-Yield Bond Portfolio held the following restricted securities:

	Acquisition		Acquisition	Market	% of
Name	Date	Share	Cost	Value	Net Assets

Rent-Way, Inc. 8.00% (Convertible)
Preferred Stock	05/29/03	20	$200,000	$261,988	0.1%
General Nutrition Centers Inc. 12.00%
Preferred Stock	12/18/03	900	905,400	657,000	0.2

				918,988	0.3

Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Foreign Bonds & Notes — Short Positions — (0.4%)	Principal Amount	Value (Note 1)

MATERIALS — (0.4%)
Forest Products — (0.04%)
Ainsworth Lumber Co., Ltd. 6.75% due 03/15/14 (proceeds $(1,257,750))	$(1,300,000)	$(1,176,500)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
WORLDWIDE HIGH INCOME PORTFOLIO

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	Investment Portfolio — April 30, 2005 (unaudited)

Bonds & Notes — 45.2%	Principal Amount**/ Shares/ Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 4.1%
Apparel & Textiles — 0.7%
Brown Shoe, Inc. 8.75% due 05/01/12*	$180,000	$182,250
Levi Strauss Co. 7.73% due 04/01/12*(1)	345,000	322,575
Oxford Industries, Inc. 8.88% due 06/01/11	105,000	108,675

Automotive — 1.3%
AutoNation, Inc. 9.00% due 08/01/08	225,000	244,688
Delphi Corp. 6.55% due 06/15/06	195,000	182,325
Sonic Automotive, Inc. 8.63% due 08/15/13	435,000	430,650
TRW Automotive, Inc. 9.38% due 02/15/13	313,000	323,955

Housing — 0.5%
Technical Olympic USA, Inc. 7.50% due 01/15/15	75,000	67,875
Technical Olympic USA, Inc. 9.00% due 07/01/10	225,000	231,750
Technical Olympic USA, Inc. 10.38% due 07/01/12	135,000	141,750

Retail — 2.0%
General Nutrition Centers, Inc. 8.50% due 12/01/10	260,000	198,900
Interface, Inc. 7.30% due 04/01/08	50,000	49,250
Interface, Inc. 9.50% due 02/01/14	205,000	205,000
Interface, Inc. 10.38% due 02/01/10	60,000	64,200
Nebraska Book Co., Inc. 8.63% due 03/15/12	185,000	175,750
Petro Stopping Centers LP 9.00% due 02/15/12	310,000	308,450
Rite Aid Corp. 7.13% due 01/15/07	135,000	134,325
Rite Aid Corp. 8.13% due 05/01/10	200,000	195,000
Tempur Pedic, Inc. 10.25% due 08/15/10	71,000	79,165

		3,646,533

CONSUMER STAPLES — 1.9%
Food, Beverage & Tobacco — 1.7%
Delhaize America, Inc. 8.13% due 04/15/11	260,000	286,627
Michael Foods, Inc. 8.00% due 11/15/13	155,000	158,875
Pilgrim’s Pride Corp. 9.25% due 11/15/13	115,000	128,225
Pilgrim’s Pride Corp. 9.63% due 09/15/11	345,000	376,913
Smithfield Foods, Inc. 7.00% due 08/01/11	375,000	383,437
Smithfield Foods, Inc. 7.75% due 05/15/13	100,000	107,000
Smithfield Foods, Inc. 8.00% due 10/15/09	50,000	53,500

Household Products — 0.2%
Amscan Holdings, Inc. 8.75% due 05/01/14	125,000	116,250
DLI Acquisition Corp. 8.00% due 02/01/12*	95,000	89,775

		1,700,602

ENERGY — 5.6%
Energy Services — 1.9%
CMS Energy Corp. 7.50% due 01/15/09	135,000	138,375
CMS Energy Corp. 8.50% due 04/15/11	150,000	160,500
El Paso Production Holding Co. 7.75% due 06/01/13	415,000	418,112
Hanover Compressor Co. 8.63% due 12/15/10	40,000	41,000
Hanover Compressor Co. 9.00% due 06/01/14	70,000	73,675
Hanover Equipment Trust 1.00% due 09/01/08	140,000	145,600
Hanover Equipment Trust 8.75% due 09/01/11	105,000	110,119

Hilcorp Energy LP 10.50% due 09/01/10*	315,000	348,075
Magnum Hunter Resources, Inc. 9.60% due 03/15/12	84,000	93,240
PSEG Energy Holdings, Inc. 8.63% due 02/15/08	175,000	183,750

Energy Sources — 3.7%
Chesapeake Energy Corp. 6.63% due 01/15/16*	135,000	132,975
Chesapeake Energy Corp. 7.50% due 09/15/13	275,000	290,125
Citgo Petroleum Corp. 6.00% due 10/15/11	150,000	145,875
Foundation Pennsylvania Coal Co. 7.25% due 08/01/14	70,000	71,925
Pemex Project Funding Master Trust 4.31% due 06/15/10*(1)	1,000,000	1,029,000
Pemex Project Funding Master Trust 9.13% due 10/13/10	1,130,000	1,310,800
Plains Exploration & Production Co. 7.13% due 06/15/14	120,000	124,800
Tesoro Petroleum Corp. 9.63% due 04/01/12	115,000	127,075
Vintage Petroleum, Inc. 7.88% due 05/15/11	125,000	130,000

		5,075,021

FINANCE — 3.5%
Financial Services — 3.5%
CA FM Lease Trust 8.50% due 07/15/17*	235,039	267,385
Citigroup Global Markets Holding, Inc. zero coupon due 02/23/06 (Turkish Lira Linked)	405,000	525,406
Citigroup Global Markets Holdings, Inc. zero coupon due 02/23/06 (Turkish Lira Linked)	450,000	570,690
Citigroup Global Markets Holdings, Inc. zero coupon due 02/23/06 (Turkish Lira Linked)	380,000	510,492
K&F Acquisition, Inc. 7.75% due 11/15/14*	355,000	347,900
MedCath Holdings Corp. 9.88% due 07/15/12	220,000	239,800
Refco Finance Holdings, LLC 9.00% due 08/01/12*	410,000	442,800
RMCC Acquisition Co. 9.50% due 11/01/12*	235,000	225,600

		3,130,073

HEALTHCARE — 2.8%
Drugs — 0.5%
AmeriSourceBergen Corp. 8.13% due 09/01/08	200,000	216,250
Warner Chilcott Corp. 8.75% due 02/01/15*	215,000	210,700

Health Services — 1.4%
Community Health Systems, Inc. 6.50% due 12/15/12	180,000	176,400
Extendicare Health Services, Inc. 6.88% due 05/01/14	485,000	464,387
HCA, Inc. 6.30% due 10/01/12	50,000	50,281
HCA, Inc. 7.69% due 06/15/25	275,000	285,623
National Nephrology Associates, Inc. 9.00% due 11/01/11*	40,000	44,300
Team Health, Inc. 9.00% due 04/01/12	70,000	69,650
Tenet Healthcare Corp. 7.38% due 02/01/13	85,000	79,688
Tenet Healthcare Corp. 9.88% due 07/01/14	100,000	102,750

Medical Products — 0.9%
DaVita, Inc. 6.63% due 03/15/13*	120,000	118,800
DaVita, Inc. 7.25% due 03/15/15*	60,000	58,350
Fisher Scientific International, Inc. 6.75% due 08/15/14*	95,000	95,713
Fisher Scientific International, Inc. 8.13% due 05/01/12	178,000	197,391
Fresenius Medical Care Capital Trust II 7.88% due 02/01/08	370,000	384,800

		2,555,083

INDUSTRIAL & COMMERCIAL — 6.2%
Aerospace & Military Technology — 0.2%
Hexcel Corp. 6.75% due 02/01/15*	205,000	196,800

Business Services — 3.6%
Advanstar Communications, Inc. 10.29% due 05/16/05(1)	187,150	196,040
Advanstar Communications, Inc. 10.75% due 08/15/10	150,000	164,250
Advanstar Communications, Inc. 12.00% due 02/15/11	35,000	37,275
Allied Waste North America, Inc. 7.25% due 03/15/15*	125,000	113,750
Allied Waste North America, Inc. 7.88% due 04/15/13	155,000	150,737
Allied Waste North America, Inc. 8.50% due 12/01/08	100,000	101,875
Allied Waste North America, Inc. 8.88% due 04/01/08	200,000	205,500

Allied Waste North America, Inc. 9.25% due 09/01/12	47,000	49,585
Buhrmann U.S., Inc. 7.88% due 03/01/15	90,000	87,750
Buhrmann U.S., Inc. 8.25% due 07/01/14	225,000	225,000
Interpublic Group Cos, Inc. 5.40% due 11/15/09	70,000	67,799
Iron Mountain, Inc. 7.75% due 01/15/15	210,000	200,550
Iron Mountain, Inc. 8.63% due 04/01/13	225,000	225,563
JohnsonDiversey, Inc. 9.63% due 05/15/12	EUR 300,000	341,328
Nortek, Inc. 8.50% due 09/01/14	330,000	292,050
NTK Holdings, Inc. 10.75% due 09/15/05*(4)	315,000	157,500
Pliant Corp. 13.00% due 06/01/10	145,000	108,750
Propex Fabrics, Inc. 10.00% due 12/01/12	175,000	166,250
United Rentals North America, Inc. 6.50% due 02/15/12	180,000	171,450
Vertis, Inc. 13.50% due 12/07/09*	170,000	110,500

Machinery — 1.0%
Amsted Industries, Inc. 10.25% due 10/15/11*	185,000	197,950
Flowserve Corp. 12.25% due 08/15/10	65,000	70,200
Manitowoc Co., Inc. 10.38% due 05/15/11	260,000	368,876
NMHG Holding Co. 10.00% due 05/15/09	225,000	242,438

Multi-Industry — 1.2%
Goodman Global Holdings, Inc. 5.76% due 06/15/05*(1)	75,000	71,625
Goodman Global Holdings, Inc. 7.88% due 12/15/12*	320,000	281,600
Graphic Packaging International, Inc. 9.50% due 08/15/13	410,000	407,950
Koppers, Inc. 9.88% due 10/15/13	65,000	69,550
VWR International, Inc. 6.88% due 04/15/12	95,000	90,725
VWR International, Inc. 8.00% due 04/15/14	100,000	93,000

Transportation — 0.3%
Laidlaw International, Inc. 10.75% due 06/15/11	250,000	285,000

		5,549,216

INFORMATION & ENTERTAINMENT — 5.5%
Broadcasting & Media — 2.6%
Cablevision Systems Corp. 7.88% due 10/03/05*(1)	100,000	102,000
Charter Communications Holdings, LLC 10.25% due 01/15/10	200,000	147,000
Charter Communications Holdings, LLC 10.75% due 10/01/09	135,000	101,925
Charter Communications Holdings, LLC 13.50% due 01/15/11(4)	220,000	163,900
Dex Media East, LLC 12.13% due 11/15/12	101,000	118,801
Dex Media West, LLC 9.88% due 08/15/13	156,000	173,160
HM Publishing Corp. 11.50% due 10/15/13†(4)	175,000	116,375
Houghton Mifflin Co. 9.88% due 02/01/13	300,000	303,000
Interpublic Group Cos, Inc. 6.25% due 11/15/14	90,000	85,942
Newpage Corp. 10.00% due 05/01/12*	190,000	185,250
Primedia, Inc. 8.88% due 05/15/11	300,000	310,500
Renaissance Media Group 10.00% due 04/15/08(4)	95,000	96,069
Salem Communications Holding Corp. 9.00% due 07/01/11	390,000	413,400

Entertainment Products — 0.0%
Muzak, LLC 10.00% due 02/15/09	60,000	50,400

Leisure & Tourism — 2.9%
AMC Entertainment, Inc. 6.54% due 05/15/05*(1)	155,000	161,588
Harrah’s Operating Co., Inc. 7.88% due 12/15/05	195,000	199,387
Host Marriott LP 7.13% due 11/01/13	460,000	465,750
Isle of Capri Casinos, Inc. 7.00% due 03/01/14	325,000	315,250
MGM Mirage, Inc. 6.00% due 10/01/09	660,000	650,925
Park Place Entertainment Corp. 8.88% due 09/15/08	300,000	330,375
Starwood Hotels & Resorts Worldwide, Inc. 7.88% due 05/01/12	105,000	115,106

Station Casinos, Inc. 6.50% due 02/01/14	390,000	389,025

		4,995,128

INFORMATION TECHNOLOGY — 4.3%
Communication Equipment — 0.4%
American Tower Corp. 7.13% due 10/15/12	175,000	173,687
American Tower Corp. 7.50% due 05/01/12	165,000	167,475
Rhythms NetConnections, Inc., Series B 13.50% due 05/15/08†(3)(5)	1,700,000	0
Rhythms NetConnections, Inc., Series B 14.00% due 02/15/10†(3)(5)	400,000	0

Computers & Business Equipment — 0.5%
Xerox Corp. 7.13% due 06/15/10	450,000	471,375

Electronics — 0.9%
Rayovac Corp. 7.38% due 02/01/15*	70,000	67,900
Rayovac Corp. 8.50% due 10/01/13	335,000	344,213
Sanmina-SCI Corp. 6.75% due 03/01/13*	145,000	129,775
UCAR Finance, Inc. 10.25% due 02/15/12	230,000	240,350

Internet Software — 0.0%
Exodus Communications, Inc. 11.63% due 07/15/10†(3)(5)	485,000	0

Telecommunications — 2.6%
General Cable Corp. 9.50% due 11/15/10	95,000	100,700
MetroPCS, Inc. 10.75% due 10/01/11	220,000	256,300
PanAmSat Corp. 9.00% due 08/15/14	39,000	40,560
PanAmSat Holding Corp. 10.38% due 11/01/14†*(4)	400,000	256,000
Primus Telecommunications Group 8.00% due 01/15/14	380,000	224,200
Qwest Communications International, Inc. 6.54% due 05/16/05*(1)	365,000	362,262
Qwest Services Corp. 1.00% due 12/15/07*	135,000	147,488
Rural Cellular Corp. 7.51% due 06/15/05(1)	115,000	116,150
SBA Telecommunications, Inc. 9.75% due 12/15/11(4)	390,000	339,300
Ubiquitel Operating Co. 9.88% due 03/01/11*	225,000	243,562
United States West Communications, Inc. 5.63% due 11/15/08	60,000	58,650
United States West Communications, Inc. 6.63% due 09/15/05	100,000	100,500
VALOR Telecommunications 7.75% due 02/15/15*	75,000	71,813

		3,912,260

MATERIALS — 5.9%
Building Materials — 0.2%
Ply Gem Industries, Inc. 9.00% due 02/15/12	220,000	190,300

Chemicals — 3.1%
Equistar Chemicals LP 10.13% due 09/01/08	225,000	247,500
Equistar Chemicals LP 10.63% due 05/01/11	175,000	195,125
FMC Corp. 10.25% due 11/01/09	85,000	93,925
Huntsman International, LLC 10.13% due 07/01/09	166,000	214,028
Innophos, Inc. 8.88% due 08/15/14*	220,000	227,700
Innophos, Inc. 10.77% due 05/16/05*	85,000	82,025
International Specialty Holdings, Inc. 10.63% due 12/15/09	285,000	306,375
ISP Chemco, Inc. 10.25% due 07/01/11	235,000	254,387
Lyondell Chemical Co. 10.50% due 06/01/13	95,000	109,488
Millennium America, Inc. 7.00% due 11/15/06	130,000	132,275

Millennium America, Inc. 9.25% due 06/15/08	190,000	202,350
Nalco Co. 7.75% due 11/15/11	80,000	81,600
Nalco Co. 8.88% due 11/15/13	265,000	271,625
Rockwood Specialties Group, Inc. 7.63% due 11/15/14	100,000	128,042
Rockwood Specialties Group, Inc. 10.63% due 05/15/11	220,000	241,175

Forest Products — 1.9%
Associated Materials, Inc. 11.25% due 03/01/14(4)	595,000	401,625
Georgia-Pacific Corp. 8.88% due 02/01/10	325,000	360,750
Graham Packaging Co., Inc. 8.50% due 10/15/12*	120,000	114,600
Graham Packaging Co., Inc. 9.88% due 10/15/14*	200,000	191,000
Owens-Illinois, Inc. 7.35% due 05/15/08	30,000	30,825
Owens-Illinois, Inc. 7.50% due 05/15/10	535,000	549,712
Pliant Corp. 13.00% due 06/01/10	85,000	63,750

Metals & Minerals — 0.7%
Glencore Nickel Property, Ltd. 9.00% due 12/01/14(5)	135,000	14
Trimas Corp. 9.88% due 06/15/12	360,000	354,600
United States Steel Corp. 9.75% due 05/15/10	236,000	259,600

		5,304,396

UTILITIES — 5.4%
Electric Utilities — 2.0%
AES Corp. 7.75% due 03/01/14	135,000	137,700
AES Corp. 8.88% due 02/15/11	26,000	28,015
AES Corp. 9.00% due 05/15/15*	175,000	190,750
AES Corp. 9.38% due 09/15/10	30,000	32,700
Allegheny Energy, Inc. 7.75% due 08/01/05	105,000	105,945
Ipalco Enterprises, Inc. 8.63% due 11/14/11	80,000	91,200
Monongahela Power Co. 5.00% due 10/01/06	205,000	206,551
MSW Energy Holdings, LLC 7.38% due 09/01/10	175,000	174,125
MSW Energy Holdings, LLC 8.50% due 09/01/10	45,000	46,350
Nevada Power Co. 8.25% due 06/01/11	140,000	154,700
Nevada Power Co. 9.00% due 08/15/13	160,000	176,400
Reliant Energy, Inc. 6.75% due 12/15/14	455,000	402,675

Gas & Pipeline Utilities — 3.3%
Dynegy Holdings, Inc. 6.88% due 04/01/11	300,000	248,250
Dynegy Holdings, Inc. 9.88% due 07/15/10*	135,000	136,350
Northwest Pipeline Corp. 8.13% due 03/01/10	45,000	48,431
Pacific Energy Partners LP 7.13% due 06/15/14	165,000	172,012
Pemex Project Funding Master Trust 8.63% due 12/01/23*	440,000	509,080
Pemex Project Funding Master Trust 9.50% due 09/15/27*	1,090,000	1,353,780
Southern Natural Gas Co. 8.88% due 03/15/10	85,000	92,387
Williams Cos., Inc. 7.88% due 09/01/21	395,000	424,625

Telephone — 0.1%
SBA Communications Corp. 8.50% due 12/01/12*	105,000	109,462

		4,841,488

TOTAL BONDS & NOTES (cost $41,575,818)		40,709,800

Foreign Bonds & Notes — 49.9%

CONSUMER DISCRETIONARY — 0.4%
Retail — 0.4%
Jean Coutu Group, Inc. 7.63% due 08/01/12	75,000	74,438
Jean Coutu Group, Inc. 8.50% due 08/01/14	345,000	325,162

		399,600

ENERGY — 1.1%
Energy Sources — 1.1%
Empresa Nacional de Petroleo 6.75% due 11/15/12	720,000	789,199
Husky Oil, Ltd. 8.90% due 08/15/08(2)	145,000	161,780

		950,979

FINANCE — 3.5%
Banks — 0.3%
Banque Centrale de Tunisie 7.38% due 04/25/12	230,000	260,475

Financial Services — 3.2%
Aries Vermogensverwaltung GmbH 9.60% due 10/25/14	1,000,000	1,270,400
CanWest Media, Inc. 8.00% due 09/15/12*	359,679	367,772
JSG Funding, PLC 10.13% due 10/01/12	EUR 250,000	339,407
Pindo Deli Finance Mauritius, Ltd. 10.75% due 10/01/07†(3)	2,940,000	882,000

		3,120,054

FOREIGN GOVERNMENT BONDS — 38.2%
Foreign Government Bonds — 38.2%
Central Bank of Nigeria, Series WW 6.25% due 11/15/20(4)	750,000	712,500
Federal Republic of Brazil 4.25% due 10/17/05(1)	1,110,000	1,015,650
Federal Republic of Brazil 8.00% due 04/15/14	1,419,636	1,408,989
Federal Republic of Brazil 8.88% due 10/14/19	220,000	216,700
Federal Republic of Brazil 8.88% due 04/15/24	980,000	957,950
Federal Republic of Brazil 10.50% due 07/14/14	820,000	920,450
Federal Republic of Brazil 11.00% due 08/17/40	120,000	135,960
Federal Republic of Brazil 14.50% due 10/15/09	1,270,000	1,619,250
Government of Malaysia 7.50% due 07/15/11	290,000	332,753
Government of Malaysia 8.75% due 06/01/09	1,310,000	1,513,742
Republic of Argentina 100.74% due 04/10/49†(1)(3)	920,000	266,800
Republic of Argentina 6.00% due 03/31/23	707,000	410,060
Republic of Argentina 11.38% due 03/15/10	245,000	71,050
Republic of Argentina 11.38% due 01/30/17	165,000	47,850
Republic of Argentina 11.75% due 04/07/09	1,990,000	577,100
Republic of Argentina 11.75% due 06/15/15	80,000	22,800
Republic of Argentina 12.00% due 02/01/20	40,000	11,600
Republic of Argentina 12.13% due 05/21/05	ARS 320,000	94,400
Republic of Brazil 6.00% due 04/15/24(2)	370,000	340,400
Republic of Bulgaria 8.25% due 01/15/15*	599,000	740,595
Republic of Colombia 9.75% due 04/09/11	538,596	597,303
Republic of Colombia 10.38% due 01/28/33	70,000	75,425
Republic of Colombia 11.75% due 02/25/20	335,000	407,025
Republic of Ecuador 9.00% due 08/15/05(4)	1,080,000	864,000
Republic of Ivory Coast 2.00% due 03/29/18†(1)(3)	570,000	99,750
Republic of Panama 8.88% due 09/30/27	550,000	616,000
Republic of Panama 9.38% due 04/01/29	310,000	365,800
Republic of Panama 9.63% due 02/08/11	510,000	597,975
Republic of Panama 10.75% due 05/15/20	300,000	390,000
Republic of Peru 8.38% due 05/03/16	280,000	299,600
Republic of Peru 9.88% due 02/06/15	675,000	792,281
Republic of Philippines 8.88% due 03/17/15	1,540,000	1,555,400
Republic of Philippines 9.50% due 02/02/30	830,000	813,400
Republic of Philippines 10.63% due 03/16/25	140,000	151,025
Republic of Turkey 11.00% due 01/14/13	730,000	874,175
Republic of Turkey 11.50% due 01/23/12	610,000	739,625
Republic of Venezuela 8.50% due 10/08/14	320,000	315,200
Republic of Venezuela 9.25% due 09/15/27	300,000	295,650
Republic of Venezuela 9.38% due 01/13/34	500,000	494,500
Republic of Venezuela 10.75% due 09/19/13	900,000	1,005,750
Russian Federation 5.00% due 03/31/07*(4)	298,556	317,031
Russian Federation 8.25% due 03/31/10	550,000	601,590
Russian Federation 11.00% due 07/24/18(7)	1,011,000	1,443,607
Russian Federation 12.75% due 06/24/28(7)	2,075,000	3,545,967
State of Qatar 9.75% due 06/15/30	320,000	475,200
Ukraine Government 6.37% due 08/05/05*(1)	540,000	579,150
United Mexican States 8.13% due 12/30/19(7)	868,000	1,016,428
United Mexican States 8.30% due 08/15/31	410,000	480,213
United Mexican States 8.38% due 01/14/11	830,000	949,935
United Mexican States 10.38% due 02/17/09	650,000	768,950
United Mexican States 11.50% due 05/15/26(7)	916,000	1,401,480

		34,346,034

HEALTHCARE — 0.3%
Medical Products — 0.3%
Safilo Capital International SA 9.63% due 05/15/13*	240,000	308,844

INDUSTRIAL & COMMERCIAL — 0.6%
Business Services — 0.1%
Compagnie Generale de Geophysiquesa 7.50% due 05/15/15	85,000	85,212

Transportation — 0.5%
CHC Helicopter Corp 7.38% due 05/01/14	225,000	219,375
CHC Helicopter Corp. 7.38% due 05/01/14*	220,000	214,500

		519,087

INFORMATION & ENTERTAINMENT — 0.8%
Broadcasting & Media — 0.8%
Kabel Deutschland GmbH 10.63% due 07/01/14*	260,000	274,300
Telenet Group Holding NV 11.50% due 06/15/14*(4)	320,000	240,000
Telenet Communications NV 9.00% due 12/15/13*	135,000	190,229

		704,529

INFORMATION TECHNOLOGY — 2.4%
Communication Equipment — 0.2%
Nortel Networks, Ltd. 6.13% due 02/15/06	215,000	215,538

Internet Content — 0.5%
Cablecom Luxembourg SCA 9.38% due 04/15/14*	335,000	455,883

Telecommunications — 1.7%
Axtel SA 11.00% due 12/15/13	265,000	274,275
Intelsat Bermuda, Ltd. 7.94% due 07/15/05*(1)	175,000	175,437
Intelsat Bermuda, Ltd. 8.63% due 01/15/15*	265,000	268,975
Nortel Networks Corp. 4.25% due 09/01/08	200,000	180,750
Rogers Wireless, Inc. 7.50% due 03/15/15	240,000	246,300
Satelites Mexicanos SA de CV 10.13% due 11/01/04†(3)(8)	713,000	370,760

		2,187,918

MATERIALS — 2.6%
Chemicals — 0.9%
Cognis Deutschland GmbH & Co. KG 6.98% due 05/16/05*(1)	200,000	266,378
Rhodia SA 8.00% due 06/01/10	145,000	178,197
Rhodia SA 8.88% due 06/01/11	240,000	224,400
SGL Carbon Luxembourg SA 8.50% due 02/01/12*	110,000	148,277

Forest Products — 1.2%
Abitibi Consolidated Co. Canada 7.75% due 06/15/11	185,000	171,125
Abitibi Consolidated, Inc. 6.00% due 06/20/13	35,000	28,700
Tembec Industries, Inc. 8.50% due 02/01/11	285,000	218,025
Tjiwi Kimia Finance Mauritius, Ltd. 10.00% due 08/01/04†(3)	640,000	262,400
Tjiwi Kimia International BV 13.25% due 08/01/01†(3)	900,000	369,000

Metals & Minerals — 0.5%
Crown European Holdings 6.25% due 09/01/11	110,000	147,216
Murrin Murrin Holdings Property, Ltd. 9.38% due 08/31/07†(3)(5)	600,000	60
Novelis, Inc. 7.25% due 02/15/15*	355,000	343,462

		2,357,240

TOTAL FOREIGN BONDS & NOTES (cost 44,852,408)		44,894,285

Common Stock — 0.0%

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
Ventelo GmbH(5)		11,286	0
Viatel Holding (Bermuda), Ltd.†		603	121

TOTAL COMMON STOCK (cost $400,000)			121

Preferred Stock — 0.5%

ENERGY — 0.4%
Energy Services — 0.4%
TNP Enterprises, Inc. 14.50% (6)		366	404,430

INFORMATION & ENTERTAINMENT — 0.1%
Broadcasting & Media — 0.1%
Paxson Communications Corp. 13.25% (6)		7	51,800

TOTAL PREFERRED STOCK (cost $282,851)			456,230

Warrants — 0.1%†

FOREIGN GOVERNMENT WARRANTS — 0.1%
Foreign Government Warrants — 0.1%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00) (5)		750	16,500
Republic of Venezuela Expires 04/15/20 (strike price $3.00) (5)		2,650	53,000

			69,500

UTILITIES — 0.0%
Electric Utilities — 0.0%
SW Acquisition LP Expires 04/01/11 (strike price $0.01) *		600	18,600

TOTAL WARRANTS (cost $22,867)			88,100

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $87,133,944)			86,148,536

Repurchase Agreement — 2.8%

Agreement with State Street Bank & Trust Co., bearing interest at 1.65% dated 04/29/05 to be repurchased 05/02/05 in the amount of $2,490,338 collateralized by $2,525,000 of United States Treasury Notes, bearing interest at 3.75% due 03/31/07 having an approximate value of $2,540,781 (cost $2,490,000)(7)		2,490,000	2,490,000

TOTAL INVESTMENTS — (cost $89,623,944)@	98.5%		88,638,536
Other assets less liabilities—	1.5		1,365,143

NET ASSETS —	100.0%		$90,003,679

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2005 the aggregate value of these securities was $114,440,802 representing 16.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
@	See Note 4 for cost of investments on a tax basis.
(1)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2005.
(2)	Variable rate security — the rate reflected is as of April 30, 2005; maturity date reflects next reset date.
(3)	Bond in default
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Fair valued security; see Note 1.
(6)	PIK (“Payment-in-Kind”) Security. Payments made with additional securities in lieu of cash.
(7)	The security or a portion thereof represents collateral for open futures contracts.
(8)	Bond in default and company has filed Chapter 11 bankruptcy subsequent to 04/30/05.

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation/
Contracts	Description	Date	Trade Date	2005	(Depreciation)
39 Short	U.S. Treasury 5 Year Note	June 2005	$8,120,118	$8,100,422	$19,696

Open Forward Foreign Currency Contracts

	Contract to		In Exchange		Gross Unrealized
	Deliver		For	Delivery Date	Appreciation

EUR	105,000	USD	137,625	07/26/05	$2,160
EUR	1,284,000	USD	1,681,526	07/26/05	24,990
EUR	35,000	USD	45,825	07/26/05	670
EUR	600,000	USD	786,180	07/26/05	12,098
EUR	245,000	USD	321,272	07/26/05	5,189

Net Unrealized Appreciation (Depreciation)					$45,107

ARS – Argentine Peso
EUR - Euro
USD - United States Dollar

Industry Allocation*

United States	62.1%
Russia	6.6
Brazil	5.5
Philippines	2.8
Panama	2.2
Canada	2.1
Germany	2.0
Malaysia	2.0
Peru	1.2
Ecuador	1.0
Luxembourg	1.0
Venezuela	1.0
Argentina	0.9
Chile	0.9
Nigeria	0.8
France	0.7
Indonesia	0.7
Mexico	0.7
Ukraine	0.6
Bangladesh	0.6
Belgium	0.5
Bermuda	0.5
Colombia	0.5
Qatar	0.5
Ireland	0.4
Tunisia	0.3
Netherlands	0.2
China	0.1
Czech Republic	0.1

98.5%

*	Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SUNAMERICA BALANCED PORTFOLIO

AIG SunAmerica Asset Management Corp.	Investment Portfolio — April 30, 2005 (unaudited)

Common Stock — 64.0%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 3.9%
Apparel & Textiles — 0.7% Coach, Inc.†	40,000	$1,072,000
Nike, Inc., Class B	13,200	1,013,892

Retail — 3.2%
Home Depot, Inc.	40,000	1,414,800
Target Corp.	45,000	2,088,450
Wal-Mart Stores, Inc.	93,900	4,426,446
Williams-Sonoma, Inc.†	40,000	1,339,600

		11,355,188

CONSUMER STAPLES — 5.5%
Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.	50,000	3,249,500
Coca-Cola Co.	70,000	3,040,800
Diageo, PLC ADR	35,000	2,091,250
PepsiCo, Inc.	55,800	3,104,712

Household Products — 1.5%
Colgate-Palmolive Co.	37,000	1,842,230
Procter & Gamble Co.	45,200	2,447,580

		15,776,072

ENERGY — 5.0%
Energy Services — 5.0%
ChevronTexaco Corp.	38,800	2,017,600
ConocoPhillips	14,000	1,467,900
Exxon Mobil Corp.	120,700	6,883,521
Schlumberger, Ltd.	32,000	2,189,120
Transocean, Inc.†	43,000	1,993,910

		14,552,051

FINANCE — 11.9%
Banks — 4.2%
Bank of America Corp.	107,100	4,823,784
North Fork Bancorp, Inc.	80,000	2,252,000
U.S. Bancorp	96,500	2,692,350
Wells Fargo & Co.	39,100	2,343,654

Financial Services — 7.7%
American Express Co.	53,400	2,814,180
Capital One Financial Corp.	55,100	3,906,039
Citigroup, Inc.	128,800	6,048,448
Goldman Sachs Group, Inc.	22,100	2,360,059
J.P. Morgan Chase & Co.	67,600	2,399,124
Merrill Lynch & Co., Inc.	60,000	3,235,800
Morgan Stanley	29,700	1,562,814

		34,438,252

HEALTHCARE — 9.2%
Drugs — 4.3%
Abbott Laboratories	50,000	2,458,000

Amgen, Inc.†	54,200	3,154,982
Merck & Co., Inc.	40,000	1,356,000
Pfizer, Inc.	152,340	4,139,078
Wyeth	30,000	1,348,200

Health Services — 1.6% Pacificare Health Systems, Inc.†	30,000	1,792,800
Wellpoint, Inc.†	22,000	2,810,500

Medical Products — 3.3% Becton Dickinson & Co.	32,800	1,919,456
Johnson & Johnson	67,600	4,639,388
Medtronic, Inc.	20,000	1,054,000
Zimmer Holdings, Inc.†	22,000	1,791,240

		26,463,644

INDUSTRIAL & COMMERCIAL — 10.6%
Aerospace & Military Technology — 3.5% Ametek, Inc.	60,000	2,272,200
General Dynamics Corp.	24,300	2,552,715
L-3 Communications Holdings, Inc.	36,000	2,554,920
United Technologies Corp.	26,300	2,675,236

Machinery — 3.3% Danaher Corp.	40,000	2,025,200
Dover Corp.	75,000	2,727,000
ITT Industries, Inc.	25,000	2,261,500
Tyco International, Ltd.	81,900	2,564,289

Multi-Industry — 3.8% General Electric Co.	202,600	7,334,120
Roper Industries, Inc.	52,000	3,518,840

		30,486,020

INFORMATION & ENTERTAINMENT — 5.8%
Broadcasting & Media — 3.9% Comcast Corp., Class A†	75,000	2,408,250
News Corp.	220,000	3,361,600
Time Warner, Inc.†	211,800	3,560,358
Viacom, Inc., Class B	55,000	1,904,100

Leisure & Tourism — 1.9% Carnival Corp.	74,400	3,636,672
McDonald’s Corp.	60,000	1,758,600

		16,629,580

INFORMATION TECHNOLOGY — 10.0%
Communication Equipment — 1.2% Motorola, Inc.	110,000	1,687,400
QUALCOMM, Inc.	52,850	1,843,936

Computers & Business Equipment — 2.4% Dell, Inc.†	55,000	1,915,650
International Business Machines Corp.	50,200	3,834,276
Xerox Corp.†	80,000	1,060,000

Computer Software — 2.3% Microsoft Corp.	177,200	4,483,160
Oracle Corp.†	200,000	2,312,000

Electronics — 2.2% Applied Materials, Inc.†	117,200	1,742,764
Intel Corp.	109,600	2,577,792

Texas Instruments, Inc.	77,200	1,926,912

Telecommunications — 1.9% BellSouth Corp.	70,000	1,854,300
Cisco Systems, Inc.†	104,100	1,798,848
Verizon Communications, Inc.	50,600	1,811,480

		28,848,518

MATERIALS — 2.1%
Chemicals — 1.5% Dow Chemical Co.	55,000	2,526,150
du Pont (E.I.) de Nemours and Co.	40,000	1,884,400

Forest Products — 0.6% Weyerhaeuser Co.	25,000	1,715,250

		6,125,800

TOTAL COMMON STOCK (cost $178,960,946)		184,675,125

Preferred Stock — 0.3%

FINANCE — 0.3%
Financial Services — 0.3% General Electric Capital Corp. 4.50%(4)	20,000	478,000
Merrill Lynch & Co., Inc., Series H 3.97%(5)	12,604	310,815

TOTAL PREFERRED STOCK (cost $810,100)		788,815

Asset-Backed Securities — 1.6%

FINANCE — 1.6%
Financial Services — 1.6% Credit Suisse First Boston Mtg. Securities Corp., Series 1998-C1 A1B 6.48% due 05/17/40(3)	$2,500,000	2,646,683
Residential Funding Mtg. Securities II, Series 2004-HI1 A3 3.05% due 07/25/16	2,017,000	1,980,238

TOTAL ASSET-BACKED SECURITIES (cost $4,551,139)		4,626,921

Bonds & Notes — 28.8%

CONSUMER DISCRETIONARY — 0.4%
Automotive — 0.3% Ford Motor Co. 6.38% due 02/01/29	122,000	90,702
General Motors Corp. 7.20% due 01/15/11	399,000	336,920
General Motors Corp. 8.80% due 03/01/21	315,000	262,096

Retail — 0.1% American Stores Co. 7.90% due 05/01/17	94,000	108,591
Wal-Mart Stores, Inc. 4.00% due 01/15/10	247,000	243,102

		1,041,411

CONSUMER STAPLES — 0.2%
Food, Beverage & Tobacco — 0.2% Anheuser-Busch Cos., Inc. 5.95% due 01/15/33	193,000	211,989
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	259,000	348,802

		560,791

ENERGY — 1.0%
Energy Services — 0.7% El Paso Production Holding Co. 7.75% due 06/01/13	350,000	352,625
FirstEnergy Corp. 7.38% due 11/15/31	174,000	205,066
FPL Group Capital, Inc. 4.09% due 02/16/07	544,000	543,141
Hanover Compressor Co. 9.00% due 06/01/14	125,000	131,562
Phillips Petroleum Co. 7.00% due 03/30/29	498,000	608,853
Seitel, Inc. 11.75% due 07/15/11*	150,000	167,250
Sempra Energy 4.62% due 05/17/07	239,000	240,031

Energy Sources — 0.3%
Calpine Corp. 4.75% due 11/15/23	325,000	147,875
Indiantown Cogeneration LP 9.26% due 12/15/10	125,771	138,902
Pemex Project Funding Master Trust 8.63% due 02/01/22	212,000	245,390
Valero Energy Corp. 7.50% due 04/15/32	122,000	144,083
XTO Energy, Inc. 5.30% due 06/30/15	105,000	106,043

		3,030,821

FINANCE — 4.6%
Banks — 1.3% American Express Centurion Bank 3.13% due 11/16/09	183,000	182,993
BankBoston Capital Trust IV 3.56% due 06/08/28(5)	307,000	298,612
Chase Manhattan Corp. 7.88% due 06/15/10	174,000	199,809
Chemical Bank 6.13% due 11/01/08	193,000	204,105
Credit Suisse First Boston 6.50% due 05/01/08*	183,000	193,601
First Maryland Capital II 4.06% due 02/01/27(5)	271,000	267,895
HSBC Bank USA 5.88% due 11/01/34	361,000	377,647
International Finance Corp. 4.00% due 06/15/10	207,000	205,820
Key Bank NA 4.10% due 06/30/05	341,000	341,610
Key Bank NA 7.00% due 02/01/11	123,000	138,336
National City Bank 3.38% due 10/15/07	360,000	355,142
Popular North America, Inc. 4.25% due 04/01/08	314,000	313,879
Sovereign Bank 4.00% due 02/01/08	305,000	301,338
Suntrust Bank 5.40% due 04/01/20	210,000	214,017
US Bank NA 3.90% due 08/15/08	54,000	53,530
Wells Fargo & Co. 3.11% due 09/15/09	105,000	105,029

Financial Services — 2.7%
Capital One Financial Corp. 4.74% due 05/17/07	186,000	186,850
Caterpillar Financial Services Corp. 4.70% due 03/15/12	210,000	210,701
Citigroup, Inc. 5.00% due 09/15/14	167,000	168,103
Citigroup, Inc. 5.85% due 12/11/34	258,000	272,278
Consolidated Communications Holdings 9.75% due 04/01/12*	480,000	504,000
Countrywide Home Loans, Inc. 5.50% due 08/01/06	457,000	465,101
Ford Motor Credit Co. 4.95% due 01/15/08	305,000	287,007
Ford Motor Credit Co. 7.00% due 10/01/13	103,000	92,697
General Electric Capital Corp. MTN 2.80% due 01/15/07	362,000	354,945
General Electric Capital Corp. MTNA 5.38% due 03/15/07	305,000	312,141
General Motors Acceptance Corp. 6.75% due 12/01/14	206,000	172,574
General Motors Acceptance Corp. 7.00% due 02/01/12	327,000	284,529
Household Finance Corp. 6.38% due 10/15/11	305,000	332,131
HSBC Finance Corp. 4.75% due 04/15/10	355,000	357,018
J.P. Morgan Chase & Co. 6.63% due 03/15/12	341,000	376,527
J.P. Morgan Chase Capital XV 5.88% due 03/15/35	130,000	129,192
John Deere Capital Corp. MTN 3.88% due 03/07/07	477,000	475,250

Merrill Lynch & Co., Inc. 4.25% due 02/08/10	239,000	235,731
Morgan Stanley 4.00% due 01/15/10	34,000	33,115
PNC Funding Corp. 5.75% due 08/01/06	333,000	340,314
Pricoa Global Funding I 4.35% due 06/15/08*	181,000	181,930
PX Escrow Corp. 9.63% due 02/01/06(1)	75,000	72,750
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	395,000	402,198
TIAA Global Markets, Inc. 4.13% due 11/15/07*	251,000	250,848
Transamerica Finance Corp. 6.40% due 09/15/08	105,000	113,216
Tyco International Group SA 7.00% due 06/15/28	132,000	154,827
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	290,000	290,864
Verizon Global Funding Corp. 7.75% due 12/01/30	310,000	385,739
Washington Mutual Bank FA 5.50% due 01/15/13	341,000	352,727

Insurance — 0.6% Allstate Corp. 7.20% due 12/01/09	341,000	380,051
Americo Life, Inc. 7.88% due 05/01/13*	186,000	194,744
Chukchansi Economic Development Authority 14.50% due 06/15/09*	250,000	303,750
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	75,000	69,281
Fidelity National Financial, Inc. 7.30% due 08/15/11	476,000	517,045
MIC Financing Trust I 8.38% due 02/01/27*	95,000	102,024
Ohio Casualty Corp. 7.30% due 06/15/14	277,000	298,947

		13,414,508

HEALTHCARE — 0.6%
Drugs — 0.4% Merck & Co., Inc. 2.50% due 03/30/07	183,000	177,964
Pfizer, Inc. 2.50% due 03/15/07	395,000	384,483
Pfizer, Inc. 4.65% due 03/01/18	159,000	154,648
Schering-Plough Corp. 6.50% due 12/01/33(5)	205,000	237,781
Wyeth 6.95% due 03/15/11	171,000	190,380

Health Services — 0.2% Community Health Systems, Inc. 6.50% due 12/15/12*	150,000	147,000
Coventry Health Care, Inc. 6.13% due 01/15/15*	279,000	277,605
HCA, Inc. 6.95% due 05/01/12	25,000	26,061
Tenet Healthcare Corp. 6.50% due 06/01/12	200,000	185,000

		1,780,922

INDUSTRIAL & COMMERCIAL — 0.8%
Aerospace & Military Technology — 0.0% United Technologies Corp. 5.40% due 05/01/35	96,000	95,999

Business Services — 0.1%

PHH Corp. 6.00% due 03/01/08	305,000	315,678

Multi-Industry — 0.1% American Standard, Inc. 5.50% due 04/01/15	126,000	129,383

Transportation — 0.6% Burlington Northern Santa Fe 7.29% due 06/01/36	122,000	152,880
Burlington Northern Santa Fe 8.13% due 04/15/20	259,000	332,933
Hertz Corp. 4.70% due 10/02/06	46,000	45,282
Hertz Corp. 6.35% due 06/15/10	125,000	122,296
Hertz Corp. 6.90% due 08/15/14	101,000	96,337
Hertz Corp. 7.63% due 06/01/12	183,000	183,950
Norfolk Southern Corp. 6.00% due 03/15/05	107,000	108,067
Norfolk Southern Corp. 9.00% due 03/01/21	269,000	370,934
Ryder System, Inc. MTN 4.63% due 04/01/10	220,000	218,216

		2,171,955

INFORMATION & ENTERTAINMENT — 1.1%
Broadcasting & Media — 0.6% Charter Communications Holdings, LLC 11.13% due 01/15/11	355,000	258,263
Cox Communications, Inc. 5.50% due 10/01/15	103,000	102,591
Cox Communications, Inc. 7.63% due 06/15/25	125,000	143,102
Cox Communications, Inc. 7.75% due 11/01/10	524,000	588,838
Liberty Media Corp. 4.51% due 09/17/06(5)	308,000	311,653
Time Warner Entertainment Co. 8.38% due 03/15/23	302,000	379,964

Leisure & Tourism — 0.5% American Airlines, Inc. 2001 A Pass Through 6.82% due 05/23/11	275,000	256,565
Atlas Air, Inc. Series 99-1B Pass Through 7.63% due 01/02/15	720,560	587,227
Delta Air Lines, Inc. 10.00% due 08/15/08	125,000	43,750
Hilton Hotels Corp. 7.95% due 04/15/07	369,000	393,540
Riviera Holdings Corp. 11.00% due 06/15/10	35,000	38,500
Six Flags, Inc. 4.50% due 05/15/15	60,000	51,825

		3,155,818

INFORMATION TECHNOLOGY — 0.8%
Telecommunications — 0.8% ALLTEL Corp. 4.66% due 05/17/07	239,000	241,030
American Cellular Corp. 10.00% due 08/01/11	320,000	299,200
AT&T Wireless Services, Inc. 7.35% due 03/01/06	427,000	439,348
GTE Corp. 6.94% due 04/15/28	146,000	162,604
IPCS, Inc. 11.50% due 05/01/12	225,000	248,625
LCI International, Inc. 7.25% due 06/15/07	905,000	823,550
Triton PCS, Inc. 8.50% due 06/01/13	25,000	21,625

		2,235,982

MATERIALS — 0.3%
Chemicals — 0.1% du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10	54,000	53,460
Rohm & Haas Co. 7.85% due 07/15/29	215,000	288,519

Forest Products — 0.1% Packaging Corp. of America 5.75% due 08/01/13	166,000	162,262
Weyerhaeuser Co. 6.13% due 03/15/07	147,000	151,973

Metals & Minerals — 0.1%
Newmont Mining Corp. 5.88% due 04/01/35	311,000	312,199

		968,413

REAL ESTATE — 0.3%
Real Estate Companies — 0.2% Colonial Realty LP 4.75% due 02/01/10	209,000	206,037
EOP Operating LP 8.38% due 03/15/06	316,000	327,995

Real Estate Investment Trusts — 0.1% Health Care REIT, Inc. 5.88% due 05/15/15	207,000	207,318

		741,350

U.S. GOVERNMENT AGENCIES — 15.0%
U.S. Government Agencies — 15.0%
Federal Home Loan Bank 3.80% due 08/24/07	590,000	587,453
Federal Home Loan Bank 3.90% due 02/25/08	715,000	712,140
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08	935,000	930,074
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	800,000	800,114
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	4,521,455	4,485,556
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19	228,961	230,869
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	1,337,296	1,324,979
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	1,950,056	1,932,094
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	908,025	918,686
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	2,373,152	2,438,422
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	214,977	223,958
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	545,000	611,736
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	443,530	468,341
Federal National Mtg. Assoc. 3.25% due 06/28/06	617,000	613,300
Federal National Mtg. Assoc. 3.38% due 05/15/07	515,000	509,708
Federal National Mtg. Assoc. 3.41% due 08/30/07	800,000	788,369
Federal National Mtg. Assoc. 4.50% due 02/01/35	993,677	960,045
Federal National Mtg. Assoc. 5.00% due 03/01/18	756,324	762,740
Federal National Mtg. Assoc. 5.00% due 04/01/18	54,901	55,561
Federal National Mtg. Assoc. 5.00% due 07/01/18	407,584	411,041
Federal National Mtg. Assoc. 5.00% due 08/01/18	311,593	314,236
Federal National Mtg. Assoc. 5.00% due 09/01/18	1,142,607	1,152,300
Federal National Mtg. Assoc. 5.00% due 06/01/19	262,949	264,996
Federal National Mtg. Assoc. 5.00% due 07/01/19	167,281	171,322
Federal National Mtg. Assoc. 5.00% due 07/01/33	2,446,396	2,429,490
Federal National Mtg. Assoc. 5.00% due 03/01/34	935,354	926,856
Federal National Mtg. Assoc. 5.50% due 10/01/17	964,794	988,442
Federal National Mtg. Assoc. 5.50% due 11/01/17	1,449,162	1,484,683
Federal National Mtg. Assoc. 5.50% due 12/01/33	5,858,513	5,921,474
Federal National Mtg. Assoc. 6.00% due 08/01/17	457,884	474,742
Federal National Mtg. Assoc. 6.00% due 12/01/33	1,536,988	1,579,651
Federal National Mtg. Assoc. 6.00% due 05/01/34	833,974	856,885
Federal National Mtg. Assoc. 6.00% due 08/01/34	835,812	858,634
Federal National Mtg. Assoc. 6.00% due 10/01/34	970,000	996,649
Federal National Mtg. Assoc. 6.50% due 09/01/32	2,043,791	2,127,475
Federal National Mtg. Assoc. 6.50% due 04/01/34	373,559	389,162
Federal National Mtg. Assoc. 6.63% due 11/15/30	345,000	425,346
Government National Mtg. Assoc. 5.50% due 01/15/34	1,842,062	1,875,795
Government National Mtg. Assoc. 7.50% due 04/15/29	2,680	2,880
Government National Mtg. Assoc. 7.50% due 01/15/32	426,888	458,551

		43,464,755

U.S. GOVERNMENT OBLIGATIONS — 2.7%
U.S. Treasuries — 2.7% United States Treasury Bonds 5.38% due 02/15/31	3,279,000	3,703,476
United States Treasury Notes 2.00% due 08/31/05	2,907,000	2,897,576
United States Treasury Notes 2.50% due 10/31/06	142,000	139,848
United States Treasury Notes 3.13% due 01/31/07	305,000	302,474
United States Treasury Notes 3.50% due 02/15/10	4,000	3,933
United States Treasury Notes 3.63% due 01/15/10	239,000	236,330
United States Treasury Notes 4.00% due 02/15/15	437,000	429,916
United States Treasury Notes 4.25% due 08/15/14	102,000	102,420

		7,815,973

UTILITIES — 1.0%
Electric Utilities — 0.7% AES Corp. 7.75% due 03/01/14	200,000	204,000
Carolina Power & Light Co. 5.15% due 04/01/15	105,000	106,189
Progress Energy, Inc. 6.85% due 04/15/12	209,000	228,211
Raytheon Co. 6.40% due 12/15/18	305,000	337,375
Raytheon Co. 6.75% due 08/15/07	313,000	329,103
Reliant Energy, Inc. 6.75% due 12/15/14	100,000	88,500
Reliant Resources, Inc. 9.50% due 07/15/13	200,000	207,500

Southern California Edison Co. 5.75% due 04/01/35	312,000	324,820
Virginia Electric & Power Co. 5.75% due 03/31/06	246,000	250,005

Gas & Pipeline Utilities — 0.1% NGC Corp. Capital Trust 8.32% due 06/01/27	550,000	385,000

Telephone — 0.2%
Sprint Capital Corp. 6.88% due 11/15/28	242,000	269,850
Sprint Capital Corp. 6.90% due 05/01/19	104,000	116,209

		2,846,762

TOTAL BONDS & NOTES (cost $83,358,383)		83,229,461

Foreign Bonds & Notes — 3.7%

CONSUMER STAPLES — 0.1%
Food, Beverage & Tobacco — 0.1%
Diageo Capital, PLC 4.38% due 05/03/10	207,000	205,764
Sabmiller, PLC 6.63% due 08/15/33*	156,000	174,944

		380,708

ENERGY — 0.2%
Energy Services — 0.2%
Gazprom International SA 7.20% due 02/01/20*	146,000	151,840
Nexen, Inc. 5.88% due 03/10/35	130,000	125,317
Nexen, Inc. 7.88% due 03/15/32	135,000	165,638

Energy Sources — 0.0%
Calpine Canada Energy Finance 8.50% due 05/01/08	150,000	75,000

		517,795

FINANCE — 0.6%
Banks — 0.3%
Corporacion Andina de Fomento 5.13% due 05/05/15	207,000	206,983
HBOS, PLC 3.50% due 11/30/07*	396,000	389,839
Nordea Bank AB 5.42% due 04/20/15*(2)	210,000	212,265

Financial Services — 0.3%
Aries Vermogensverwaltng GmbH 9.60% due 10/25/14	500,000	635,200
Royal KPN NV 7.50% due 10/01/05	231,000	234,698

		1,678,985

FOREIGN GOVERNMENT BONDS — 1.7%
Foreign Government Bonds — 1.7%
Federal Republic of Brazil 8.00% due 04/15/14	327,202	324,748
Federal Republic of Brazil 11.00% due 08/17/40	640,000	725,120
Government of Russia 3.00% due 05/14/08	300,000	279,390
Quebec Province Canada 7.50% due 09/15/29	338,000	447,002
Republic of Argentina 3.01% due 08/03/12	330,000	274,725
Republic of Ecuador 8.00% due 08/15/30	300,000	240,000
Republic of Panama 7.25% due 03/15/15	55,000	57,063
Republic of Turkey 9.00% due 06/30/11	265,000	287,194
Republic of Ukraine 7.65% due 06/11/13	250,000	268,425
Republic of Venezuela 8.50% due 10/08/14	140,000	137,900
Russian Federation 5.00% due 03/31/30*(1)	173,000	183,705
Russian Federation 5.00% due 03/31/30(1)	670,000	712,344
Russian Federation 8.25% due 03/30/10	250,000	273,450
United Mexican States 6.63% due 03/03/15	275,000	291,225
United Mexican States 6.75% due 09/27/34	154,000	153,384
United Mexican States 7.50% due 04/08/33	199,000	215,417

		4,871,092

INDUSTRIAL & COMMERCIAL — 0.0%
Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	123,000	129,124

INFORMATION & ENTERTAINMENT — 0.1%
Broadcasting & Media — 0.1%
Telenet Group Holding NV 11.50% due 06/15/14*(1)	300,000	225,000

INFORMATION TECHNOLOGY — 0.5%
Telecommunications — 0.5%
British Telecom, PLC 7.63% due 12/15/05	54,000	55,353
Telecom Italia Capital 6.00% due 09/30/34	258,000	255,555
Telecomunicaciones de Puerto Rico, Inc. 6.80% due 05/15/09	210,000	223,278
TELUS Corp. 7.50% due 06/01/07	394,000	418,368
TELUS Corp. 8.00% due 06/01/11	341,000	393,855

		1,346,409

MATERIALS — 0.1%
Metals & Minerals — 0.1%
Barrick Gold Corp. 5.80% due 11/15/34	137,000	140,151
Noranda, Inc. 6.00% due 10/15/15	251,000	254,235

		394,386

UTILITIES — 0.4%
Electric Utilities — 0.2%
Scottish Power, PLC 5.38% due 03/15/15	210,000	213,069
Scottish Power, PLC 5.81% due 03/15/25	260,000	264,627

Telephone — 0.2%
Deutsche Telekom International Finance BV 8.75% due 06/15/30(5)	270,000	361,803
Telecom Italia Capital SA 4.00% due 01/15/10*	335,000	323,611

		1,163,110

TOTAL FOREIGN BONDS & NOTES (cost $10,620,617)		10,706,609

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $278,301,185)			284,026,931

Repurchase Agreement — 1.6%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 04/29/05, to be repurchased 05/02/05 in the amount of $4,607,480 and collateralized by $3,635,000 of United States Treasury Bonds, bearing interest at 6.63%, due 02/15/27 having an approximate value of $4,702,781 (cost $4,607,000).		4,607,000	4,607,000

TOTAL INVESTMENTS — (cost $282,908,185)@	100.0%		288,633,931
Other assets less liabilities —	0.0		115,181

NET ASSETS —	100.0%		$288,749,112

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $4,403,944 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(2)	Variable rate security — the rate reflected is as of April 30, 2005; maturity date reflects next reset date.
(3)	Collateralized Mortgage Obligation
(4)	Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of April 30, 2005.
(5)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2005.
ADR — American Depository Receipt
Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturity is shorter than the stated maturity.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Massachusetts Financial Services Company	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 57.9%	Shares/
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 3.1%
Apparel & Textiles — 0.7%
Gap, Inc.	316,980	$6,767,523

Automotive — 0.1%
Toyota Motor Corp.	29,000	1,050,905

Housing — 0.9%
Masco Corp.	260,230	8,194,643

Retail — 1.4%
Circuit City Stores, Inc.	113,600	1,794,880
Family Dollar Stores, Inc.	40,170	1,083,787
Lowe’s Cos., Inc.	19,800	1,031,778
Officemax, Inc.	94,700	3,075,856
TJX Cos., Inc.	118,950	2,694,217
Wal-Mart Stores, Inc.	79,200	3,733,488

		29,427,077

CONSUMER STAPLES — 3.8%
Food, Beverage & Tobacco — 2.9%
Altria Group, Inc.	150,660	9,791,393
Archer-Daniels-Midland Co.	94,510	1,700,235
Diageo, PLC	58,540	866,650
General Mills, Inc.	83,760	4,137,744
H.J. Heinz Co.	76,770	2,828,974
Kellogg Co.	60,890	2,737,005
Nestle SA	3,362	882,865
PepsiCo, Inc.	55,500	3,088,020
Sara Lee Corp.	68,150	1,457,729

Household Products — 0.9%
Gillette Co.	89,600	4,626,944
Kimberly-Clark Corp.	60,670	3,788,842

		35,906,401

ENERGY — 8.5%
Energy Services — 5.7%
BJ Services Co.	46,590	2,271,262
BP, PLC ADR	92,690	5,644,821
Cinergy Corp.	38,640	1,530,144
ConocoPhillips	44,660	4,682,601
Dominion Resources, Inc.	65,840	4,964,336
EnCana Corp.	26,010	1,660,999
Entergy Corp.	51,810	3,797,673
Exelon Corp.	43,930	2,174,535
Exxon Mobil Corp.	156,406	8,919,834
FPL Group, Inc.	7,340	299,619
GlobalSantaFe Corp.	183,730	6,173,328
Noble Corp.†	146,700	7,467,030
PPL Corp.	46,340	2,514,408
Public Service Enterprise Group, Inc.	12,940	751,814
TXU Corp.	17,930	1,538,215

Energy Sources — 2.8%
Apache Corp.	17,700	996,333
Calpine Corp.†	1,196,630	2,141,968

Cooper Cameron Corp.†	70,130	3,852,942
Devon Energy Corp.	181,110	8,180,739
EOG Resources, Inc.	42,900	2,039,895
Total SA Sponsored ADR	58,770	6,518,181
Unocal Corp.	51,630	2,816,416

		80,937,093

FINANCE — 15.0%
Banks — 5.3%
Bank of America Corp.	412,582	18,582,693
Mellon Financial Corp.	370,200	10,250,838
PNC Financial Services Group, Inc.	203,060	10,808,884
SunTrust Banks, Inc.	89,360	6,508,089
U.S. Bancorp	46,638	1,301,200
Wells Fargo & Co.	60,500	3,626,370

Financial Services — 6.5%
American Express Co.	63,290	3,335,383
Citigroup, Inc.	292,453	13,733,593
Countrywide Credit Industries, Inc.	43,400	1,570,646
Fannie Mae	58,440	3,152,838
Franklin Resources, Inc.	29,740	2,042,543
Freddie Mac	95,360	5,866,547
Goldman Sachs Group, Inc.	43,980	4,696,624
J.P. Morgan Chase & Co.	403,114	14,306,516
Lehman Brothers Holdings, Inc.	10,520	964,894
MBNA Corp.	86,110	1,700,672
Merrill Lynch & Co., Inc.	147,692	7,965,030
Morgan Stanley	47,180	2,482,612

Insurance — 3.2%
AFLAC, Inc.	63,870	2,596,316
Allstate Corp.	178,170	10,006,027
Chubb Corp.	11,420	933,928
Conseco, Inc.†	235,410	4,529,288
Genworth Financial, Inc.	51,200	1,431,040
Hartford Financial Services Group, Inc.	89,930	6,508,234
MetLife, Inc.	104,600	4,068,940

		142,969,745

HEALTHCARE — 5.2%
Drugs — 3.7%
Abbott Laboratories	166,340	8,177,274
Eli Lilly and Co.	7,510	439,110
Merck & Co., Inc.	323,940	10,981,566
Novartis AG	15,300	744,549
Pfizer, Inc.	22,910	622,465
Roche Holding AG	10,570	1,278,754
Wyeth	285,520	12,831,269

Health Services — 0.5%
Tenet Healthcare Corp.†	402,920	4,822,953

Medical Products — 1.0%
Baxter International, Inc.	25,890	960,519
Boston Scientific Corp.†	26,440	782,095
Johnson & Johnson	66,860	4,588,602
MedImmune, Inc.†	133,670	3,391,208

		49,620,364

INDUSTRIAL & COMMERCIAL — 6.2%
Aerospace & Military Technology — 1.5%
Lockheed Martin Corp.	158,720	9,673,984

Northrop Grumman Corp.	48,410	2,654,804
United Technologies Corp.	22,290	2,267,339

Business Services — 1.3%
Accenture, Ltd., Class A†	178,190	3,866,723
Cendant Corp.	105,410	2,098,713
Fiserv, Inc.†	23,510	994,473
Interpublic Group of Cos., Inc.†	417,800	5,372,908

Electrical Equipment — 0.1%
Hubbell, Inc., Class B	18,530	805,129

Machinery — 2.0%
Cooper Industries, Ltd., Class A	16,850	1,072,671
Deere & Co.	42,090	2,632,309
Finning, Ltd.	2,370	63,191
Illinois Tool Works, Inc.	19,530	1,637,005
Ingersoll-Rand Co., Class A	11,500	884,005
ITT Industries, Inc.	10,600	958,876
Sandvik AB	34,730	1,361,044
SPX Corp.	54,000	2,089,260
Tyco International, Ltd.	272,860	8,543,246

Multi-Industry — 1.1%
3M Co.	19,240	1,471,283
General Electric Co.	195,520	7,077,824
Nalco Holding Co.†	96,490	1,736,820

Transportation — 0.2%
Burlington Northern Santa Fe Corp.	39,420	1,902,015
CNF Transportation, Inc.	8,060	344,565

		59,508,187

INFORMATION & ENTERTAINMENT — 3.5%
Broadcasting & Media — 3.0%
Comcast Corp., Special Class A†	4,670	148,179
Dex Media, Inc.	41,770	914,763
Reed International, PLC	299,370	2,927,756
Time Warner, Inc.†	162,480	2,731,289
Tribune Co.	32,960	1,272,256
Viacom, Inc., Class B	383,525	13,277,635
Walt Disney Co.	270,930	7,152,552

Entertainment Products — 0.4%
Hasbro, Inc.	35,120	664,470
Mattel, Inc.	161,180	2,909,299

Leisure & Tourism — 0.1%
McDonald’s Corp.	36,270	1,063,074

		33,061,273

INFORMATION TECHNOLOGY — 6.6%
Communication Equipment — 0.7%
Nokia Corp. ADR	428,670	6,850,147

Computers & Business Equipment — 0.8%
Dell, Inc.†	25,640	893,041
Hewlett-Packard Co.	34,980	716,041
International Business Machines Corp.	3,580	273,440
Sun Microsystems, Inc.†	1,330,100	4,828,263
Xerox Corp.†	88,440	1,171,830

Computer Services — 0.2%
Compuware Corp.†	348,300	2,072,385

Computer Software — 0.3%
Microsoft Corp.	42,980	1,087,394
Oracle Corp.†	107,330	1,240,735

Electronics — 0.4%
Analog Devices, Inc.	59,350	2,024,429
Emerson Electric Co.	28,590	1,791,735

Internet Software — 0.9%
Symantec Corp.†	467,530	8,780,213

Telecommunications — 3.3%
Cisco Systems, Inc.†	43,110	744,941
Nortel Networks Corp.†	2,887,120	7,188,929
SBC Communications, Inc.	108,680	2,586,584
Verizon Communications, Inc.	451,766	16,173,223
Vodafone Group, PLC Sponsored ADR	189,898	4,963,933

		63,387,263

MATERIALS — 3.8%
Chemicals — 1.6%
Air Products and Chemicals, Inc.	57,850	3,397,530
Dow Chemical Co.	63,780	2,929,415
du Pont (E.I.) de Nemours and Co.	48,580	2,288,604
Monsanto Co.	12,390	726,302
PPG Industries, Inc.	66,070	4,463,028
Praxair, Inc.	11,920	558,214
Syngenta AG†	14,680	1,518,502

Forest Products — 1.9%
Bowater, Inc.	130,540	4,241,245
International Paper Co.	117,890	4,042,448
Owens-Illinois, Inc.†	353,150	8,659,238
Smurfit-Stone Container Corp.†	70,100	919,011

Metals & Minerals — 0.3%
BHP Billiton, PLC	125,560	1,530,360
Precision Castparts Corp.	20,150	1,484,249

		36,758,146

UTILITIES — 2.2%
Electric Utilities — 0.1%
NiSource, Inc.	57,741	1,341,901

Gas & Pipeline Utilities — 0.1%
AGL Resources, Inc.	38,680	1,338,328

Telephone — 2.0%
Sprint Corp. (FON Group)	832,820	18,538,573

		21,218,802

TOTAL COMMON STOCK (cost $499,430,918)		552,794,351

Asset-Backed Securities — 2.8%

Banks — 0.3%
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(1)	$1,461,549	1,541,653
Wachovia Bank Commercial Mtg. Trust 4.85% due 05/15/05(1)(2)	650,000	649,623
Wachovia Bank Commercial Mtg. Trust 5.08% due 05/15/05(1)(2)	714,051	725,930

Financial Services — 2.5%
AmeriCredit Automobile Receivables Trust, Series 2004-AF A3 2.18% due 07/07/08	939,000	929,917
Bear Stearns Commercial Mtg. Securities, Inc. 5.12% due 06/11/05(1)(2)	572,496	583,386
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2 A1 6.80% due 07/15/31(1)	151,885	156,534
Capital One Auto Finance Trust, Series 2002-A A4 4.79% due 01/15/09	1,483,368	1,490,878
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(1)	1,073,000	1,140,066
Chase Commercial Mtg. Securities Corp., Series 2000-2 A1 7.54% due 05/01/05(1)	94,305	100,410
Citibank Credit Card Issuance Trust, Series 2001-C3 C3 6.65% due 05/15/08	943,000	969,688
CPS Auto Receivables Trust, Series 2003-A A2 2.89% due 12/15/09*	54,550	53,791
Credit Suisse First Boston Mtg. Securities Corp., Series 2001-CK1 A3 6.38% due 12/16/35(1)	298,000	322,921
Crimmi Mae Commercial Mtg. Trust, Series 1998-1 C 6.70% due 06/20/30*(1)	140,000	144,219
Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 A2 7.00% due 06/02/33*(1)	842,000	886,106
Cwabs, Inc. 4.58% due 05/25/05(2)	36,000	36,141
Cwabs, Inc. 4.82% due 05/25/05(2)	610,000	615,607
Deutsche Mtg. & Asset Receiving Corp., Series 1998-C1 A2 6.54% due 06/15/31(1)	809,521	849,387
First Union Commercial Mtg. Securities, Inc., Series 1997- C2 A3 6.65% due 11/18/29(1)	219,780	230,320
First Union Commercial Mtg. Securities, Inc., Series 1997-C1 A3 7.38% due 04/18/29(1)	218,538	228,825
Greenwich Capital Commercial Funding Corp. 4.31% due 06/10/05(1)(2)	633,450	629,333
Greenwich Capital Commercial Funding Corp. 5.32% due 06/10/05(1)(2)	293,478	303,579
GS Mtg. Securities Corp. II, Series 1998-C1 A1 6.06% due 10/18/30(1)	98,622	99,391
J.P. Morgan Chase Commercial Mtg. Securities Corp. 5.04% due 05/15/05(1)(2)	959,574	968,709
J.P. Morgan Chase Commercial Mtg. Securities Corp. 5.38% due 05/15/05(1)(2)	192,837	198,706
J.P. Morgan Commercial Mtg. Finance Corp., Series 1998-C6 A3 6.61% due 01/15/30(1)	136,000	142,754
LB Commercial Conduit Mtg. Trust, Series 1998-C1 A3 6.48% due 02/18/30(1)	1,123,560	1,180,143
Lehman Large Loan, Series 1997-LLI B 6.95% due 10/12/34(1)	140,000	147,077
Merrill Lynch Mtg. Investors, Inc., Series 1998-C2 A2 6.39% due 02/15/30(1)	1,318,968	1,378,949
Morgan Stanley Capital I, Inc., Series 1998-HF2 X 0.94% due 05/15/05*(1)(2)(6)	21,316,431	456,882
Morgan Stanley Capital, I Inc. 5.17% due 01/14/42(1)	381,582	390,469
Mortgage Capital Funding, Inc., Series 1998-MC3 A2 6.34% due 11/18/31(1)	1,048,083	1,100,337
Multi-Family Capital Access One, Inc., Series 1 A 6.65% due 01/15/24(1)	216,679	233,067
RAAC Series 4.97% due 05/25/05(3)	425,000	423,208
Residential Asset Mtg. Products, Inc 4.11% due 03/25/29	441,287	437,852
Residential Asset Mtg. Products, Inc., Series 2003-RZ5 A3 3.80% due 07/25/30	419,421	418,164
Small Business Administration 4.95% due 03/01/25(3)	1,148,000	1,151,468
Small Business Administration Guaranteed Development 4.99% due 05/01/05(3)	682,883	687,513
Small Business Administration Participation Certificates, Series 2004-20D 1 4.77% due 04/01/24(3)	491,455	489,550
Small Business Administration Participation Certificates, Series 2004-20E 1 5.18% due 05/01/24(3)	814,066	828,337
Small Business Administration Participation Certificates, Series 2004-20F 1 5.52% due 06/01/05(3)	1,183,091	1,223,225
Small Business Administration Participation Certificates, Series 2004-20G 1 4.35% due 06/30/05(3)	181,553	177,106
Structured Asset Securities Corp. 4.67% due 03/25/35(3)(4)	1,490,491	1,477,267
TIAA Retail Commercial Trust, Series 1999-1 A 7.17% due 01/15/32*(1)	759,691	793,886

TOTAL ASSET-BACKED SECURITIES (cost $27,440,918)		26,992,374

Bonds & Notes — 35.7%

CONSUMER DISCRETIONARY — 0.1%
Automotive — 0.1% General Motors Corp. 8.38% due 07/15/33	1,203,000	915,699

CONSUMER STAPLES — 0.5%
Food, Beverage & Tobacco — 0.5%
Cadbury Schweppes US Finance, LLC 5.13% due 10/01/13*	1,229,000	1,237,705
Coca-Cola HBC Finance BV 5.13% due 09/17/13	850,000	868,220
Kraft Foods, Inc. 6.25% due 06/01/12	695,000	754,937
Kroger C. 6.75% due 04/15/12	509,000	560,476
Miller Brewing Co. 5.50% due 08/15/13*	1,273,000	1,309,535

		4,730,873

ENERGY — 0.8%
Energy Services — 0.7%

Amerada Hess Corp. 7.30% due 08/15/31	489,000	558,954
DTE Energy Co. 7.05% due 06/01/11	413,000	460,226
Encana Holdings Finance Corp. 5.80% due 05/01/14	508,000	538,744
Exelon Generation Co., LLC 6.95% due 06/15/11	1,087,000	1,209,306
FirstEnergy Corp. 6.45% due 11/15/11	1,089,000	1,169,580
Halliburton Co. 5.50% due 10/15/10	502,000	522,480
Midamerican Energy Holdings Co. 3.50% due 05/15/08	411,000	398,228
Midamerican Energy Holdings Co. 5.88% due 10/01/12	340,000	358,148
Pioneer Natural Resource Co. 5.88% due 07/15/16	595,000	589,892
PSEG Power, LLC 6.95% due 06/01/12	313,000	348,921
PSEG Power, LLC 8.63% due 04/15/31	412,000	560,243
Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17	193,776	213,216

Energy Sources — 0.1%
Kerr-Mcgee Corp. 6.95% due 07/01/24	458,000	420,863
Ocean Energy, Inc. 4.38% due 10/01/07	600,000	599,259
Pemex Project Funding Master Trust 8.63% due 02/01/22	120,000	138,900

		8,086,960

FINANCE — 3.4%
Banks — 0.7%
Bank of America Corp. 5.38% due 06/15/14	520,000	541,775
Bank of America Corp. 7.40% due 01/15/11	2,049,000	2,330,975
Popular North America, Inc. 4.25% due 04/01/08	639,000	638,753
Wachovia Corp. 5.25% due 08/01/14	1,556,000	1,593,641
Wells Fargo Bank NA 6.45% due 02/01/11	151,000	165,151
Wells Fargo & Co. 4.75% due 02/09/15	1,413,000	1,401,257

Financial Services — 2.3%
Boeing Capital Corp. 6.50% due 02/15/12	2,220,000	2,444,717
Citigroup, Inc. 5.00% due 09/15/14	2,379,000	2,394,706
Credit Suisse First Boston USA, Inc. 4.13% due 01/15/10	958,000	940,019
Credit Suisse First Boston USA, Inc. 4.63% due 01/15/08	1,101,000	1,111,238
DBS Capital Funding Corp. 7.66% due 03/15/11*(2)	669,000	762,942
Devon Financing Corp. 6.88% due 09/30/11	649,000	720,764
Duke Capital Corp. 8.00% due 10/01/19	555,000	677,355
Falcon Franchise Loan LLC 7.38% due 05/05/10*	240,367	254,650
Ford Motor Co. 7.45% due 07/16/31	459,000	377,180
Ford Motor Credit Co. 7.38% due 10/28/09	623,000	599,321
Ford Motor Credit Co. 7.38% due 02/01/11	518,000	485,157
Ford Motor Credit Co. 7.75% due 02/15/07	360,000	369,139
Fund American Cos, Inc. 5.88% due 05/15/13	484,000	492,748
General Electric Capital Corp. 6.75% due 03/15/32	1,074,000	1,281,697
General Electric Capital Corp. 7.50% due 05/15/05	424,000	424,559
General Electric Capital Corp. 8.75% due 05/21/07	109,000	118,877
General Motors Acceptance Corp. 5.13% due 05/09/08	558,000	520,120
General Motors Acceptance Corp. 7.25% due 03/02/11	436,000	391,055
Goldman Sachs Group, Inc. 5.70% due 09/01/12	1,220,000	1,279,042
J.P. Morgan Chase & Co. 5.13% due 09/15/14	973,000	981,946
Lehman Brothers Holdings, Inc. 8.25% due 06/15/07	513,000	555,919
Merrill Lynch & Co., Inc. 5.45% due 07/15/14	946,000	977,004
MidAmerican Funding, LLC 6.93% due 03/01/29	166,000	192,868
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	444,000	459,327
Morgan Stanley 4.75% due 04/01/14	609,000	588,627
Morgan Stanley 6.75% due 04/15/11	664,000	733,405
Natexis Ambs Co., LLC 8.44% due 06/30/08*(2)	215,000	239,909
Prudential Funding, LLC 6.60% due 05/15/08*	512,000	545,204
SLM Corp. 4.00% due 01/15/09	900,000	888,318
SLM Corp. 5.38% due 01/15/13	633,000	665,217

Insurance — 0.4%
Allstate Corp. 6.13% due 12/15/32	604,000	661,916
Genworth Financial, Inc. 5.75% due 06/15/14	380,000	400,840
MetLife, Inc. 6.50% due 12/15/32	506,000	575,122
Prudential Financial, Inc. 5.10% due 09/20/14	1,457,000	1,473,190
Travelers Property Casualty Corp. 6.38% due 03/15/33	251,000	268,752

		32,524,402

HEALTHCARE — 0.2%
Drugs — 0.1%
Wyeth 5.25% due 09/15/05	673,000	696,977

Health Services — 0.1%
HCA, Inc. 6.95% due 05/01/12	641,000	668,196
HCA, Inc. 8.75% due 09/01/10	165,000	185,679

		1,550,852

INDUSTRIAL & COMMERCIAL — 0.9%
Aerospace & Military Technology — 0.3%
BAE Systems Holdings, Inc. 6.40% due 12/15/11*	802,000	874,515
Northrop Grumman Corp. 7.75% due 02/15/31	1,072,000	1,389,280
Raytheon Co. 6.15% due 11/01/08	414,000	433,878

Building Materials — 0.1%
CRH America, Inc. 6.95% due 03/15/12	687,000	768,087

Business Services — 0.3%
Cendant Corp. 6.25% due 01/15/08	461,000	480,508
Cendant Corp. 6.88% due 08/15/06	851,000	879,885
USA Waste Services, Inc. 7.00% due 07/15/28	415,000	472,814
Waste Management, Inc. 7.38% due 08/01/10	601,000	672,708

Machinery — 0.1%
Kennametal, Inc. 7.20% due 06/15/12	710,000	789,787
Tyco International Group SA 6.75% due 02/15/11	614,000	674,084

Transportation — 0.1%
CSX Corp. 6.75% due 03/15/11	318,000	351,157
Union Pacific Corp. 5.38% due 05/01/14	579,000	596,682
Union Pacific Corp. 6.13% due 01/15/12	227,000	243,748

		8,627,133

INFORMATION & ENTERTAINMENT — 0.6%
Broadcasting & Media — 0.4%
Hearst Argyle Television, Inc. 7.50% due 11/15/27	800,000	944,963
News America Holdings 8.50% due 02/23/25	444,000	558,463
News America, Inc. 6.20% due 12/15/34	700,000	706,234
Time Warner Entertainment Co., LP 8.38% due 07/15/33	466,000	606,337
Time Warner Entertainment Co., LP 10.15% due 05/01/12	262,000	338,047
Walt Disney Co. 6.75% due 03/30/06	286,000	293,374

Leisure & Tourism — 0.2%
Continental Airlines, Inc., Series 981A 6.65% due 09/15/17	913,348	871,848
Tricon Global Restaurants, Inc. 8.88% due 04/15/11	373,000	450,430
Walt Disney Co. 6.38% due 03/01/12	621,000	677,286

		5,446,982

INFORMATION TECHNOLOGY — 0.7%
Electronics — 0.1%
System Energy Resources, Inc. 5.13% due 01/15/14*	432,369	427,531

Telecommunications — 0.6%
AT&T Wireless Services, Inc. 7.35% due 03/01/06	220,000	226,362
AT&T Wireless Services, Inc. 8.75% due 03/01/31	540,000	736,427
Bellsouth Corp. 6.55% due 06/15/34	662,000	732,448
Cingular Wireless LLC 6.50% due 12/15/11	326,000	355,378
TCI Communications Financing III 9.65% due 03/31/27	1,434,000	1,620,268
Telecom de Puerto Rico 6.65% due 05/15/06	150,000	153,791
Verizon New York, Inc. 6.88% due 04/01/12	1,848,000	2,024,153

		6,276,358

MATERIALS — 0.2%
Chemicals — 0.1%
Dow Chemical Co. 5.75% due 12/15/08	486,000	508,193

Forest Products — 0.1%
MeadWestvaco Corp. 6.80% due 11/15/32	333,000	351,468
Weyerhaeuser Co. 6.75% due 03/15/12	581,000	620,240

		1,479,901

REAL ESTATE — 0.8%
Real Estate Companies — 0.3%
EOP Operating LP 6.80% due 01/15/09	1,981,000	2,122,303
Socgen Real Estate Co., LLC 7.64% due 09/30/07*(2)	1,051,000	1,128,928

Real Estate Investment Trusts — 0.5%
Boston Properties, Inc. 5.00% due 06/01/15	147,000	143,394
HRPT Properties Trust 6.25% due 08/15/16	520,000	555,916
Kimco Realty Corp. 6.00% due 11/30/12	750,000	805,261
Simon Property Group LP 6.38% due 11/15/07	636,000	664,620
Vornado Realty Trust 5.63% due 06/15/07	2,023,000	2,080,223

		7,500,645

U.S. GOVERNMENT AGENCIES — 18.1%
U.S. Government Agencies — 18.1%
Federal Home Loan Bank 3.25% due 07/21/06	1,535,000	1,526,427
Federal Home Loan Bank 3.75% due 09/28/06	4,695,000	4,685,380
Federal Home Loan Bank 3.90% due 02/25/08	570,000	567,720
Federal Home Loan Mtg. Corp. 2.88% due 12/15/06	2,794,000	2,752,263
Federal Home Loan Mtg. Corp. 4.13% due 11/18/09	1,015,000	1,009,654
Federal Home Loan Mtg. Corp. 4.50% due 08/01/18	1,331,500	1,320,928
Federal Home Loan Mtg. Corp. 4.50% due 11/01/18	1,763,798	1,749,795
Federal Home Loan Mtg. Corp. 4.50% due 01/01/19	1,164,785	1,155,537
Federal Home Loan Mtg. Corp. 4.50% due 02/01/20	493,153	488,663
Federal Home Loan Mtg. Corp. 4.88% due 11/15/13	1,788,000	1,830,753
Federal Home Loan Mtg. Corp. 5.00% due 03/01/18	829,214	836,652
Federal Home Loan Mtg. Corp. 5.00% due 05/01/18	1,034,109	1,043,384
Federal Home Loan Mtg. Corp. 5.00% due 02/01/19	1,326,602	1,337,655
Federal Home Loan Mtg. Corp. 5.00% due 09/01/33	2,708,600	2,689,545
Federal Home Loan Mtg. Corp. 5.00% due 11/01/33	1,300,183	1,291,036
Federal Home Loan Mtg. Corp. 5.00% due 03/01/34	626,839	621,065
Federal Home Loan Mtg. Corp. 5.00% due 04/01/34	338,431	335,314
Federal Home Loan Mtg. Corp. 5.50% due 01/01/19	776,510	795,723
Federal Home Loan Mtg. Corp. 5.50% due 04/01/19	46,340	47,502
Federal Home Loan Mtg. Corp. 5.50% due 06/01/19	45,105	46,221
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	340,295	348,714
Federal Home Loan Mtg. Corp. 5.50% due 09/01/24	189,696	192,209
Federal Home Loan Mtg. Corp. 5.50% due 05/01/33	2,119,724	2,145,904
Federal Home Loan Mtg. Corp. 5.50% due 12/01/33	486,668	492,679

Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	2,099,652	2,125,585
Federal Home Loan Mtg. Corp. 5.50% due 04/01/34	233,132	235,869
Federal Home Loan Mtg. Corp. 5.50% due 11/01/34	151,727	153,508
Federal Home Loan Mtg. Corp. 6.00% due 04/01/16	181,806	188,564
Federal Home Loan Mtg. Corp. 6.00% due 04/01/17	270,416	280,463
Federal Home Loan Mtg. Corp. 6.00% due 05/01/17	75,856	78,675
Federal Home Loan Mtg. Corp. 6.00% due 06/01/17	155,653	161,436
Federal Home Loan Mtg. Corp. 6.00% due 07/01/17	178,066	184,682
Federal Home Loan Mtg. Corp. 6.00% due 10/01/17	198,958	206,350
Federal Home Loan Mtg. Corp. 6.00% due 08/01/19	1,171,097	1,214,586
Federal Home Loan Mtg. Corp. 6.00% due 09/01/19	242,579	251,587
Federal Home Loan Mtg. Corp. 6.00% due 11/01/19	114,328	118,572
Federal Home Loan Mtg. Corp. 6.00% due 02/01/23	950,692	975,292
Federal Home Loan Mtg. Corp. 6.00% due 04/01/34	209,949	215,628
Federal Home Loan Mtg. Corp. 6.00% due 07/01/34	1,407,521	1,445,595
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	3,091,293	3,174,913
Federal Home Loan Mtg. Corp. 6.00% due 09/01/34	245,359	251,996
Federal Home Loan Mtg. Corp. 6.50% due 12/01/15	52,207	54,374
Federal Home Loan Mtg. Corp. 6.50% due 05/01/34	205,852	214,295
Federal Home Loan Mtg. Corp. 6.50% due 06/01/34	274,765	286,035
Federal Home Loan Mtg. Corp. 6.50% due 08/01/34	885,531	921,850
Federal Home Loan Mtg. Corp. 6.50% due 10/01/34	733,981	763,510
Federal National Mtg. Assoc. 3.00% due 03/02/07	1,178,000	1,159,994
Federal National Mtg. Assoc. 3.25% due 07/31/06	1,925,000	1,913,877
Federal National Mtg. Assoc. 4.01% due 08/01/13	88,369	85,100
Federal National Mtg. Assoc. 4.02% due 08/01/13	310,818	300,322
Federal National Mtg. Assoc. 4.50% due 04/01/18	1,014,124	1,005,583
Federal National Mtg. Assoc. 4.50% due 06/01/18	1,119,948	1,110,516
Federal National Mtg. Assoc. 4.50% due 07/01/18	825,237	818,287
Federal National Mtg. Assoc. 4.50% due 03/01/19	886,736	878,177
Federal National Mtg. Assoc. 4.50% due 01/01/20	76,615	75,875
Federal National Mtg. Assoc. 4.52% due 05/15/05	768,671	763,751
Federal National Mtg. Assoc. 4.63% due 10/15/14	1,122,000	1,126,469
Federal National Mtg. Assoc. 4.63% due 04/01/14	217,884	217,741
Federal National Mtg. Assoc. 4.67% due 04/01/13	107,935	108,639
Federal National Mtg. Assoc. 4.82% due 12/01/12	919,575	933,011
Federal National Mtg. Assoc. 4.85% due 05/02/05	457,833	464,534
Federal National Mtg. Assoc. 4.93% due 04/01/15(5)	1,352,374	1,372,660
Federal National Mtg. Assoc. 5.00% due 05/18/05	1,384,531	1,396,277
Federal National Mtg. Assoc. 5.00% due 02/01/18	3,617,092	3,649,554
Federal National Mtg. Assoc. 5.00% due 07/01/19	742,183	747,960
Federal National Mtg. Assoc. 5.00% due 09/01/19	446,341	449,815
Federal National Mtg. Assoc. 5.00% due 11/01/19	1,159,892	1,168,921
Federal National Mtg. Assoc. 5.00% due 03/01/20	464,098	467,769
Federal National Mtg. Assoc. 5.00% due 03/01/34	314,615	311,756
Federal National Mtg. Assoc. 5.00% due 05/01/34	368,724	365,374
Federal National Mtg. Assoc. 5.00% due 06/01/34	256,528	254,197
Federal National Mtg. Assoc. 5.00% due 08/01/34	388,435	384,906
Federal National Mtg. Assoc. 5.00% due 09/01/34	1,013,545	1,004,337
Federal National Mtg. Assoc. 5.25% due 04/15/07	3,654,000	3,746,417
Federal National Mtg. Assoc. 5.50% due 05/15/05	611,629	617,855
Federal National Mtg. Assoc. 5.50% due 11/01/17	960,446	983,988
Federal National Mtg. Assoc. 5.50% due 01/01/18	1,223,039	1,253,017
Federal National Mtg. Assoc. 5.50% due 02/01/18	782,125	801,287
Federal National Mtg. Assoc. 5.50% due 07/01/19	1,918,110	1,964,451
Federal National Mtg. Assoc. 5.50% due 08/01/19	671,100	687,313
Federal National Mtg. Assoc. 5.50% due 09/01/19	484,972	496,689
Federal National Mtg. Assoc. 5.50% due 11/01/19	142,281	145,719
Federal National Mtg. Assoc. 5.50% due 12/01/19	276,803	283,490
Federal National Mtg. Assoc. 5.50% due 02/01/33	1,591,471	1,608,575
Federal National Mtg. Assoc. 5.50% due 04/01/33	733,405	741,287
Federal National Mtg. Assoc. 5.50% due 06/01/33	320,662	324,109
Federal National Mtg. Assoc. 5.50% due 07/01/33	6,714,229	6,786,386
Federal National Mtg. Assoc. 5.50% due 11/01/33	1,941,251	1,962,113
Federal National Mtg. Assoc. 5.50% due 12/01/33	334,553	338,148
Federal National Mtg. Assoc. 5.50% due 01/01/34	875,417	884,824
Federal National Mtg. Assoc. 5.50% due 02/01/34	2,397,790	2,423,308
Federal National Mtg. Assoc. 5.50% due 03/01/34	182,735	184,649
Federal National Mtg. Assoc. 5.50% due 04/01/34	493,781	498,808
Federal National Mtg. Assoc. 5.50% due 07/01/34	760,998	768,744
Federal National Mtg. Assoc. 5.50% due 05/01/34	1,997,742	2,018,079
Federal National Mtg. Assoc. 5.50% due 06/01/34	223,914	226,193
Federal National Mtg. Assoc. 5.50% due 07/01/34	2,449,993	2,474,932
Federal National Mtg. Assoc. 5.50% due 08/01/34	354,016	357,620
Federal National Mtg. Assoc. 5.50% due 09/01/34	4,647,253	4,694,560
Federal National Mtg. Assoc. 5.50% due 10/01/34	4,306,134	4,349,968
Federal National Mtg. Assoc. 5.50% due 11/01/34	5,593,697	5,650,637
Federal National Mtg. Assoc. 5.50% due 12/01/34	1,611,636	1,628,042
Federal National Mtg. Assoc. 5.50% due 01/01/35	1,251,831	1,264,574
Federal National Mtg. Assoc. 5.50% due 02/01/35	528,132	533,513
Federal National Mtg. Assoc. 5.72% due 02/01/09	385,000	400,582
Federal National Mtg. Assoc. 6.00% due 05/15/08	898,000	947,923
Federal National Mtg. Assoc. 6.00% due 05/15/11	2,800,000	3,037,801
Federal National Mtg. Assoc. 6.00% due 04/01/16	229,949	238,434
Federal National Mtg. Assoc. 6.00% due 12/01/16	324,556	336,503
Federal National Mtg. Assoc. 6.00% due 01/01/17	302,065	313,187
Federal National Mtg. Assoc. 6.00% due 02/01/17	1,261,721	1,308,168
Federal National Mtg. Assoc. 6.00% due 08/01/17	710,012	736,152
Federal National Mtg. Assoc. 6.00% due 03/01/18	177,979	184,532
Federal National Mtg. Assoc. 6.00% due 11/01/18	1,602,467	1,661,458
Federal National Mtg. Assoc. 6.00% due 04/01/34	1,186,744	1,219,347
Federal National Mtg. Assoc. 6.00% due 05/01/34	1,490,985	1,531,947
Federal National Mtg. Assoc. 6.00% due 06/01/34	3,964,951	4,073,879
Federal National Mtg. Assoc. 6.00% due 07/01/34	1,947,869	2,001,383
Federal National Mtg. Assoc. 6.00% due 08/01/34	2,617,394	2,689,301
Federal National Mtg. Assoc. 6.00% due 10/01/34	472,544	485,576
Federal National Mtg. Assoc. 6.00% due 11/01/34	323,696	332,589
Federal National Mtg. Assoc. 6.00% due 12/01/34	116,770	119,978
Federal National Mtg. Assoc. 6.13% due 12/01/34	8,239,000	9,062,224
Federal National Mtg. Assoc. 6.33% due 03/15/12	145,419	156,717
Federal National Mtg. Assoc. 6.50% due 06/01/31	986,348	1,027,636
Federal National Mtg. Assoc. 6.50% due 07/01/31	203,510	212,029
Federal National Mtg. Assoc. 6.50% due 09/02/31	870,653	907,098
Federal National Mtg. Assoc. 6.50% due 02/01/32	633,955	660,492
Federal National Mtg. Assoc. 6.50% due 07/02/32	1,540,644	1,604,683
Federal National Mtg. Assoc. 6.50% due 08/01/32	1,092,019	1,136,732
Federal National Mtg. Assoc. 6.50% due 01/02/33	783,010	815,070
Federal National Mtg. Assoc. 6.50% due 03/01/34	172,203	179,395
Federal National Mtg. Assoc. 6.50% due 04/01/34	197,930	206,197

Federal National Mtg. Assoc. 6.50% due 06/01/34	286,680	298,654
Federal National Mtg. Assoc. 6.50% due 08/01/34	704,810	734,248
Federal National Mtg. Assoc. 6.63% due 09/15/09	2,374,000	2,601,916
Federal National Mtg. Assoc. 6.63% due 11/15/10	1,120,000	1,245,879
Federal National Mtg. Assoc. 7.50% due 02/01/30	96,741	103,816
Federal National Mtg. Assoc. 7.50% due 03/01/31	300,332	321,779
Federal National Mtg. Assoc. 7.50% due 11/01/31	403,217	432,012
Federal National Mtg. Assoc. 7.50% due 02/01/32	206,635	221,391

Government National Mtg. Assoc. 4.50% due 07/20/33	116,725	113,601
Government National Mtg. Assoc. 4.50% due 06/15/34	495,361	483,284
Government National Mtg. Assoc. 4.50% due 04/15/35	408,000	397,972
Government National Mtg. Assoc. 5.00% due 06/15/34	621,167	620,807
Government National Mtg. Assoc. 5.00% due 10/15/34	378,414	378,240
Government National Mtg. Assoc. 5.50% due 11/15/32	1,039,311	1,058,821
Government National Mtg. Assoc. 5.50% due 05/15/33	4,599,748	4,684,958
Government National Mtg. Assoc. 5.50% due 08/15/33	473,898	482,677

Government National Mtg. Assoc. 6.00% due 09/15/32	1,105,772	1,141,778
Government National Mtg. Assoc. 6.00% due 04/15/33	944,883	975,485
Government National Mtg. Assoc. 6.00% due 02/15/34	529,743	546,813
Government National Mtg. Assoc. 6.00% due 03/20/34	600,480	618,894
Government National Mtg. Assoc. 6.00% due 07/15/34	475,435	490,755
Government National Mtg. Assoc. 6.00% due 09/15/34	567,928	586,229
Government National Mtg. Assoc. 6.50% due 03/15/28	10,667	11,189
Government National Mtg. Assoc. 6.50% due 04/15/28	76,268	79,999
Government National Mtg. Assoc. 6.50% due 07/15/28	7,282	7,639
Government National Mtg. Assoc. 6.50% due 12/15/28	14,647	15,363
Government National Mtg. Assoc. 6.50% due 04/15/32	372,243	389,935
Government National Mtg. Assoc. 6.50% due 10/15/32	142,652	149,446
Government National Mtg. Assoc. 6.50% due 08/15/34	409,986	429,389
Government National Mtg. Assoc. 7.50% due 07/15/29	26,089	28,031

		173,286,798

U.S. GOVERNMENT OBLIGATIONS — 8.7%
U.S. Treasuries — 8.7%
United States Treasury Bonds 5.38% due 02/15/31	2,496,000	2,819,115
United States Treasury Bonds 6.25% due 08/15/23	13,225,000	15,893,765
United States Treasury Bonds 8.00% due 11/15/21	318,000	444,331
United States Treasury Bonds 10.38% due 11/15/12	678,000	786,056
United States Treasury Notes 3.00% due 07/15/12 TIPS	4,096,840	4,556,935
United States Treasury Notes 3.88% due 02/15/13	993,000	979,735
United States Treasury Notes 4.00% due 02/15/15	1,125,000	1,106,763
United States Treasury Notes 4.25% due 01/15/10 TIPS	3,300,195	3,775,113
United States Treasury Notes 4.38% due 05/15/07	1,278,000	1,296,022
United States Treasury Notes 4.75% due 11/15/08	8,326,000	8,588,785
United States Treasury Notes 4.75% due 05/15/14	1,278,000	1,332,215
United States Treasury Notes 5.50% due 02/15/08	4,439,000	4,648,814
United States Treasury Notes 5.75% due 11/15/05	6,747,000	6,837,396
United States Treasury Notes 5.88% due 11/15/05	905,000	917,762
United States Treasury Notes 6.50% due 05/15/05	4,973,000	4,978,829
United States Treasury Notes 6.88% due 05/15/06	1,716,000	1,775,859
United States Treasury Notes 7.00% due 07/15/06	21,641,000	22,529,471

		83,266,966

UTILITIES — 0.7%
Electric Utilities — 0.3%
CenterPoint Energy Resources Corp. 7.88% due 04/01/13	382,000	449,901
Niagara Mohawk Power Corp. 7.75% due 05/15/06	649,000	675,288
Northeast Utilities 8.58% due 12/01/06	49,669	50,995
Oncor Electric Delivery Co. 7.00% due 09/01/22	905,000	1,047,661
Pacific Gas & Electric Co. 4.80% due 03/01/14	440,000	436,756
TXU Energy Co. 7.00% due 03/15/13	454,000	503,902

Gas & Pipeline Utilities — 0.1%
Kinder Morgan Energy Partners LP 6.75% due 03/15/11	494,000	543,914
Kinder Morgan Energy Partners LP 7.40% due 03/15/31	187,000	221,711
Kinder Morgan Energy Partners LP 7.75% due 03/15/32	350,000	432,280

Telephone — 0.3%
Cox Communications, Inc. 4.63% due 06/01/13	985,000	937,389
SBC Communications, Inc. 5.10% due 09/15/14	573,000	573,260
SBC Communications, Inc. 6.15% due 09/15/34	339,000	351,746
Sprint Capital Corp. 6.88% due 11/15/28	631,000	703,617

		6,928,420

TOTAL BONDS & NOTES (cost $337,631,637)		340,621,989

Foreign Bonds & Notes — 1.3%

FINANCE — 0.4%
Banks — 0.3%
Barclays Bank, PLC 6.86% due 06/15/32*(2)	1,001,000	1,151,270
HBOS Capital Funding LP 6.07% due 06/30/14*(2)	423,000	447,861
Nordea Bank AB 5.42% due 04/15/15*(2)	246,000	248,654
RBS Capital Trust I 6.43% due 01/03/34(2)	679,000	732,991
UniCredito Italiano Capital Trust II 9.20% due 10/05/10*(2)	612,000	738,927

Financial Services — 0.1%
UFJ Financial Aruba AEC 6.75% due 07/15/13	525,000	578,698

		3,898,401

FOREIGN GOVERNMENT BONDS — 0.3%
Republic of Italy 4.63% due 06/15/05	1,500,000	1,503,176
State of Israel 4.63% due 06/15/13	408,000	398,328
United Mexican States 6.63% due 03/03/15	1,038,000	1,099,242
United Mexican States 7.50% due 04/08/33	294,000	318,255

		3,319,001

INFORMATION TECHNOLOGY — 0.2%
Telecommunications — 0.2%
France Telecom SA 8.50% due 03/01/11	354,000	407,965
PCCW, Ltd. 6.00% due 07/15/13*	1,500,000	1,571,685

		1,979,650

UTILITIES — 0.3%
Electric Utilities — 0.1%
Hydro Quebec 6.30% due 05/11/11	820,000	895,893

Telephone — 0.2%
Deutsche Telekom International Finance BV 8.75% due 06/15/30	924,000	1,238,168
Telecom Italia Capital SA 5.25% due 11/15/13	343,000	343,624
Telecom Italia Capital SA 6.00% due 09/30/34*	477,000	472,479

		2,950,164

TOTAL FOREIGN BONDS & NOTES (cost $11,587,089)		12,147,216

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $876,090,562)		932,555,930

Short-Term Investment Securities — 2.1%

COMMERCIAL PAPER — 2.1%
Wells Fargo & Co. 2.82% due 05/02/05	6,473,000	6,472,493
Merrill Lynch & Co., Inc. 2.93% due 05/02/05	13,282,000	13,280,919

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $19,753,412)		19,753,412

TOTAL INVESTMENTS — (cost $895,843,974)@	99.7%	952,309,342
Other assets less liabilities —	0.3	2,547,347

NET ASSETS —	100.0%	$954,856,689

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2005, the aggregate value of these securities was $14,206,006 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
TIPS — Treasury Inflation Protected Securities
(1)	Commercial Mortgaged Back Security
(2)	Variable rate security — the rate reflected is as of April 30, 2005; maturity date reflects next reset date.
(3)	Collateralized Mortgaged Obligation
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Fair valued security; see Note 1.
(6)	Interest only
ADR — American Depository Receipt
TIPS — Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST TELECOM UTILITY PORTFOLIO
Federated Equity Management Company of Pennsylvania	Investment Portfolio — April 30, 2005 (unaudited)

	Shares/
Common Stock — 87.6%	Principal	Value
	Amount	(Note 1)

ENERGY — 35.2%
Energy Services — 23.1%
Cinergy Corp.	26,010	$1,029,996
DTE Energy Co.	3,200	147,040
Edison International	9,400	341,220
Endesa SA ADR	78,600	1,717,410
Exelon Corp.	57,000	2,821,500
Great Plains Energy, Inc.	35,700	1,091,706
IDACORP, Inc.	17,400	469,452
Pepco Holdings, Inc.	20,000	433,400
Pinnacle West Capital Corp.	55,700	2,333,830
PPL Corp.	5,490	297,887
Puget Energy, Inc.	11,700	250,848
Southern Co.	8,600	283,370
TECO Energy, Inc.	9,800	162,778
WPS Resources Corp.	10,600	558,938
Xcel Energy, Inc.	23,700	407,166

Energy Sources — 7.8%
Scottish Power, PLC ADR	27,800	902,110
CMS Energy Corp.†	78,812	1,018,251
American Electric Power Co., Inc.	16,000	563,520
Constellation Energy Group, Inc.	10,000	525,600
Korea Electric Power Corp. ADR	78,400	1,160,320

		16,516,342

INFORMATION TECHNOLOGY — 19.4%
Telecommunications — 19.4%
BCE, Inc.	72,600	1,746,756
Magyar Tavkozlesi RT Sponsored ADR	17,700	389,400
SBC Communications, Inc.	106,200	2,527,560
Telecom Italia SpA ADR	31,688	1,076,758
Telefonos de Mexico SA de CV ADR	28,800	976,320
Telstra Corp., Ltd. ADR	84,600	1,607,400
Verizon Communications, Inc.	57,100	2,044,180

		10,368,374

UTILITIES — 23.4%
Electric Utilities — 14.4%
CenterPoint Energy, Inc.	112,100	1,327,264
Consolidated Edison, Inc.	15,600	675,168
DPL, Inc.	54,600	1,389,024
FPL Group, Inc.	50,306	2,053,491
Northeast Utilities	21,000	384,510
NSTAR	18,400	996,176
OGE Energy Corp.	17,300	477,480
Progress Energy, Inc.	9,300	390,507

Gas & Pipeline Utilities — 9.0%
Dominion Resources, Inc.	15,619	1,177,673
Energy East Corp.	5,200	135,304
KeySpan Corp.	6,800	257,924
National Fuel Gas Co.	19,900	541,877
NICOR, Inc.	12,900	476,914
NiSource, Inc.	63,185	1,468,419
Peoples Energy Corp.	19,300	764,280

Telephone — 12.8%
AT&T Corp.		100,600	1,924,478
BellSouth Corp.		97,500	2,582,775
CenturyTel, Inc.		25,100	770,319
Portugal Telecom SGPS SA ADR		19,100	210,673
Sprint Corp. (FON Group)		60,400	1,344,504

Water Utilities — 0.3%
Suez SA ADR		9,200	252,356
Veolia Environnement ADR		9,600	364,320

			14,534,775

TOTAL COMMON STOCK (cost $39,558,430)			46,850,152

Preferred Stock — 10.9%

ENERGY — 4.3%
Energy Services — 1.2%
DTE Energy Co. 8.75% (Convertible)		25,800	655,836

Energy Sources — 3.1%
American Electric Power Co., Inc. 9.25%		37,700	1,667,471

			2,323,307

INFORMATION TECHNOLOGY — 3.8%
Telecommunications — 3.8%
ALLTEL Corp. 7.75%†		40,700	2,033,372

UTILITIES — 2.7%
Electric Utilities — 0.9%
TXU Corp.		12,100	476,619

Gas & Pipeline Utilities — 1.8%
KeySpan Corp. 8.75%		10,400	530,712
Sempra Energy 8.50%		13,100	430,859

			1,438,190

TOTAL PREFERRED STOCK (cost $5,336,521)			5,794,869

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $44,894,951)			52,645,021

Short-Term Investment Securities — 1.1%

TIME DEPOSIT — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.90% due 05/02/05
(cost $611,000)		$611,000	611,000

TOTAL INVESTMENTS —
(cost $45,505,951)@	99.6%		53,256,021
Other assets less liabilities—	0.4		221,417

NET ASSETS—	100.0%		$53,477,438

† Non-income producing security
@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INCOME PORTFOLIO
U.S. Bancorp Asset Management, Inc.	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 96.9%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 2.5%
Retail — 2.5%
Home Depot, Inc.	1,930	$68,264
Wal-Mart Stores, Inc.	2,190	103,237

		171,501

CONSUMER STAPLES — 7.4%
Food, Beverage & Tobacco — 5.1%
Altria Group, Inc.	1,790	116,332
General Mills, Inc.	1,410	69,654
H.J. Heinz Co.	2,480	91,388
PepsiCo, Inc.	1,230	68,438

Household Products — 2.3%
Colgate-Palmolive Co.	1,870	93,107
Procter & Gamble Co.	1,240	67,146

		506,065

ENERGY — 14.7%
Energy Services — 13.8%
Alliant Energy Corp.	2,760	72,698
Baker Hughes, Inc.	960	42,355
BP, PLC ADR	1,902	115,832
ChevronTexaco Corp.	1,670	86,840
Cinergy Corp.	1,930	76,428
ConocoPhillips	1,050	110,092
Exxon Mobil Corp.	4,166	237,587
Halliburton Co.	940	39,095
Royal Dutch Petroleum Co.	670	39,028
Schlumberger, Ltd.	530	36,257
Xcel Energy, Inc.	4,900	84,182

Energy Sources — 0.9%
Apache Corp.	1,090	61,356

		1,001,750

FINANCE — 16.6%
Banks — 7.4%
Bank of America Corp.	3,540	159,441
Northern Trust Corp.	800	36,024
State Street Corp.	1,990	91,998
Wachovia Corp.	2,941	150,520
Wells Fargo & Co.	1,140	68,332

Financial Services — 8.8%
Alliance Capital Management Holding LP	1,720	77,297
Citigroup, Inc.	3,723	174,832
Fannie Mae	1,130	60,963
Goldman Sachs Group, Inc.	350	37,377
J.P. Morgan Chase & Co.	3,264	115,839
Merrill Lynch & Co., Inc.	1,170	63,098
Morgan Stanley	960	50,515
Partners Trust Financial Group, Inc.	2,030	20,625

Insurance — 0.4%
Marsh & McLennan Cos., Inc.	1,120	31,394

		1,138,255

HEALTHCARE — 13.9%
Drugs — 8.2%
Abbott Laboratories	2,420	118,967
Pfizer, Inc.	7,280	197,798
Teva Pharmaceutical Industries, Ltd. ADR	1,250	39,050
Wyeth	4,490	201,780

Health Services — 1.7%
HCA, Inc.	1,020	56,957
McKesson Corp.	1,660	61,420

Medical Products — 4.0%
Baxter International, Inc.	2,540	94,234
Johnson & Johnson	2,090	143,437
Medtronic, Inc.	700	36,890

		950,533

INDUSTRIAL & COMMERCIAL — 11.7%
Aerospace & Military Technology — 1.1%
General Dynamics Corp.	740	77,737

Business Services — 1.8%
Automatic Data Processing, Inc.	1,230	53,431
Waste Management, Inc.	2,390	68,091

Machinery — 1.2%
Ingersoll-Rand Co., Class A	1,050	80,714

Multi-Industry — 6.7%
3M Co.	1,230	94,058
General Electric Co.	7,340	265,708
Honeywell International, Inc.	2,790	99,770

Transportation — 0.9%
United Parcel Service, Inc., Class B	880	62,753

		802,262

INFORMATION & ENTERTAINMENT — 5.2%
Broadcasting & Media — 1.3%
Gannett Co., Inc.	1,200	92,400

Leisure & Tourism — 3.9%
Harrah’s Entertainment, Inc.	1,060	69,557
McDonald’s Corp.	2,810	82,361
Starwood Hotels & Resorts Worldwide, Inc.	2,060	111,941

		356,259

INFORMATION TECHNOLOGY — 17.2%
Communication Equipment — 2.0%
Motorola, Inc.	5,500	84,370
QUALCOMM, Inc.	1,560	54,428

Computers & Business Equipment — 1.8%
Avery Denison Corp.	790	41,356
International Business Machines Corp.	1,070	81,727

Computer Software — 3.7%
Microsoft Corp.	8,530	215,809
SAP AG ADR	860	33,910

Electronics — 4.3%
Analog Devices, Inc.	950	32,405
Emerson Electric Co.	1,090	68,310
Intel Corp.	5,120	120,422
Texas Instruments, Inc.	1,570	39,187
Xilinx, Inc.	1,300	35,022

Telecommunications — 5.4%
ALLTEL Corp.	1,280	72,909
BellSouth Corp.	2,420	64,106
SBC Communications, Inc.	4,640	110,432
Verizon Communications, Inc.	3,450	123,510

		1,177,903

MATERIALS — 5.9%
Chemicals — 3.9%
Dow Chemical Co.	1,020	46,849
du Pont (E.I.) de Nemours and Co.	1,410	66,425
Ecolab, Inc.	1,050	34,345
Praxair, Inc.	2,570	120,353

Forest Products — 2.0%
Bemis Co., Inc.	2,820	77,719
Weyerhaeuser Co.	798	54,751

		400,442

REAL ESTATE — 1.8%
Real Estate Investment Trusts — 1.8%
AMB Property Corp.	800	31,192
Apartment Investment & Management Co., Class A	1,520	57,943
Duke Realty Corp.	1,202	36,781

		125,916

TOTAL COMMON STOCK (cost $5,718,289)		6,630,886

Preferred Stock — 0.5%

CONSUMER DISCRETIONARY — 0.0%
Automotive — 0.0%
Tower Automotive Capital Trust 6.75% (Convertible) †	1,020	490

MATERIALS — 0.5%
Metals & Minerals — 0.5%
Freeport Mcmoran Copper & Gold, Inc. 5.50% (Convertible)	34	30,294

TOTAL PREFERRED STOCK (cost $58,480)		30,784

Bonds & Notes — 1.0%

INDUSTRIAL & COMMERCIAL — 1.0%
Multi-Industry — 1.0%
Liberty Media Corp. 0.75% due 03/30/23 (Convertible)
(cost $78,654)	$68,065	71,808

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $5,855,423)		6,733,478

Repurchase Agreement — 1.7%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25% dated 04/29/05 to be repurchased 05/02/2005 in the amount of $113,012 and collateralized by $90,000 of United States Treasury Notes, bearing interest at 6.88% due 8/15/25 having an approximate value of $118,163 (cost $113,000)		$113,000	$113,000

TOTAL INVESTMENTS — (cost $5,968,423)@	100.1%		6,846,478
Liabilities in excess of other assets—	(0.1)		(4,445)

NET ASSETS—	100.0%		$6,842,033

†   Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO
U.S. Bancorp Asset Management, Inc.	Investment Portfolio — April 30, 2005 (unaudited)

Common Stock — 97.5%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.4%
Apparel & Textiles — 0.6%
Cintas Corp.	540	$ 20,839
Coach, Inc.†	1,570	42,076
Gap, Inc.	3,074	65,630
Jones Apparel Group, Inc.	520	15,834
Liz Claiborne, Inc.	438	15,518
Nike, Inc., Class B	948	72,816
Reebok International, Ltd.	217	8,812
V.F. Corp.	356	20,146

Automotive — 0.7%
AutoNation, Inc.†	749	13,684
AutoZone, Inc.†	286	23,738
Cooper Tire & Rubber Co.	20	349
Dana Corp.	619	7,069
Delphi Corp.	2,348	7,748
Ford Motor Co.	7,650	69,691
General Motors Corp.	2,366	63,125
Goodyear Tire & Rubber Co.†	734	8,713
Harley-Davidson, Inc.	1,190	55,954
Navistar International Corp.†	301	8,889
PACCAR, Inc.	724	49,160
Visteon Corp.	527	1,844

Housing — 0.7%
Black & Decker Corp.	346	28,936
Centex Corp.	516	29,783
KB Home Corp.	306	17,442
Leggett & Platt, Inc.	774	20,867
Masco Corp.	1,832	57,690
Maytag Corp.	342	3,314
Newell Rubbermaid, Inc.	1,149	24,968
Pulte Homes, Inc.	482	34,439
Sherwin-Williams Co.	471	20,992
Stanley Works	242	10,413
Vulcan Materials Co.	420	22,277
Whirlpool Corp.	296	18,370

Retail — 5.4%
Bed Bath & Beyond, Inc.†	1,252	46,587
Best Buy Co., Inc.	1,234	62,120
Big Lots, Inc.†	502	5,110
Circuit City Stores, Inc.	827	13,067
Costco Wholesale Corp.	1,923	78,035
CVS Corp.	1,668	86,035
Dillard’s, Inc., Class A	294	6,841
Dollar General Corp.	1,128	22,955
Family Dollar Stores, Inc.	720	19,426
Federated Department Stores, Inc.	737	42,377
Fortune Brands, Inc.	589	49,818
Home Depot, Inc.	9,125	322,751
J.C. Penney Co., Inc.	1,154	54,711

Kohl’s Corp.†	1,425	67,830
Limited, Inc.	1,596	34,617
Lowe’s Cos., Inc.	3,170	165,189
May Department Stores Co.	1,240	43,499
Nordstrom, Inc.	527	26,787
Office Depot, Inc.†	1,337	26,178
Officemax, Inc.	397	12,895
RadioShack Corp.	672	16,780
Sears Holdings Corp.	406	54,907
Staples, Inc.	3,112	59,346
Target Corp.	3,743	173,713
Tiffany & Co.	608	18,331
TJX Cos., Inc.	1,884	42,673
Toys ‘R’ Us, Inc.†	899	22,790
Wal-Mart Stores, Inc.	13,334	628,565
Walgreen Co.	4,167	179,431
Wendy’s International, Inc.	471	20,220

		3,264,710

CONSUMER STAPLES — 8.0%
Food, Beverage & Tobacco — 5.4%
Albertson’s, Inc.	1,407	27,845
Altria Group, Inc.	8,579	557,549
Anheuser-Busch Cos., Inc.	3,274	153,452
Archer-Daniels-Midland Co.	2,455	44,165
Brown-Forman Corp., Class B	246	13,653
Campbell Soup Co.	1,356	40,327
Coca-Cola Co.	9,259	402,211
Coca-Cola Enterprises, Inc.	1,465	29,740
ConAgra Foods, Inc.	2,106	56,335
General Mills, Inc.	1,365	67,431
H.J. Heinz Co.	1,483	54,649
Hershey Foods Corp.	782	49,970
Kellogg Co.	1,223	54,974
Kroger Co.†	3,105	48,966
McCormick & Co., Inc.	480	16,603
Molson Coors Brewing Co.	250	15,438
Pepsi Bottling Group, Inc.	810	23,223
PepsiCo, Inc.	6,968	387,700
Reynolds American, Inc.	454	35,398
Safeway, Inc.†	1,869	39,791
Sara Lee Corp.	3,311	70,822
SUPERVALU, Inc.	566	17,863
Sysco Corp.	2,734	94,596
UST, Inc.	673	30,823
Wm. Wrigley Jr. Co.	683	47,216

Household Products — 2.6%
Alberto-Culver Co.	355	15,798
Avon Products, Inc.	1,974	79,118
Clorox Co.	634	40,132
Colgate-Palmolive Co.	2,223	110,683
Gillette Co.	4,044	208,832
Kimberly-Clark Corp.	1,970	123,027
Pactiv Corp.†	631	13,529
Procter & Gamble Co.	10,342	560,019

		3,531,878

EDUCATION — 0.1%
Education — 0.1%
Apollo Group, Inc.†	670	48,320

ENERGY — 10.8%
Energy Services — 9.2%
Allegheny Energy, Inc.†	581	14,200
Amerada Hess Corp.	331	30,998
Ameren Corp.	789	40,791
American Electric Power Co., Inc.	1,562	55,014
Baker Hughes, Inc.	1,396	61,591
BJ Services Co.	670	32,662
ChevronTexaco Corp.	8,578	446,056
Cinergy Corp.	776	30,730
CMS Energy Corp.†	816	10,543
ConocoPhillips	2,840	297,774
Consolidated Edison, Inc.	1,001	43,323
Constellation Energy Group, Inc.	731	38,421
Dominion Resources, Inc.	1,382	104,203
DTE Energy Co.	729	33,498
Duke Energy Corp.	3,828	111,739
Edison International	1,359	49,332
Entergy Corp.	873	63,991
Exelon Corp.	2,756	136,422
Exxon Mobil Corp.	26,138	1,490,650
FirstEnergy Corp.	1,348	58,665
FPL Group, Inc.	1,572	64,169
Halliburton Co.	2,098	87,256
Marathon Oil Corp.	1,127	52,484
Nabors Industries, Ltd.†	576	31,029
National-Oilwell, Inc.†	610	24,241
Noble Corp.†	570	29,013
PG&E Corp.†	1,494	51,872
Pinnacle West Capital Corp.	240	10,056
PPL Corp.	795	43,137
Public Service Enterprise Group, Inc.	1,008	58,565
Rowan Cos., Inc.	340	9,020
Schlumberger, Ltd.	2,464	168,562
Southern Co.	3,025	99,674
TECO Energy, Inc.	870	14,451
Transocean, Inc.†	1,339	62,089
TXU Corp.	978	83,903
Xcel Energy, Inc.	1,638	28,141

Energy Sources — 1.6%
Anadarko Petroleum Corp.	965	70,484
Apache Corp.	1,358	76,442
Burlington Resources, Inc.	1,576	76,609
Calpine Corp.†	2,290	4,099
Devon Energy Corp.	1,956	88,352
EOG Resources, Inc.	980	46,599
Kerr-McGee Corp.	546	42,370
Occidental Petroleum Corp.	1,666	114,954
Sunoco, Inc.	280	27,793
Unocal Corp.	1,105	60,278
Valero Energy Corp.	1,050	71,956
XTO Energy, Inc.	1,440	43,445

		4,791,646

FINANCE — 19.2%
Banks — 6.9%
Compass Bancshares, Inc.	120	5,162
AmSouth Bancorp	1,447	38,085
Bank of America Corp.	16,762	754,960
Bank of New York Co., Inc.	3,277	91,559
BB&T Corp.	2,312	90,654
Comerica, Inc.	714	40,884
Fifth Third Bancorp	2,120	92,220
First Horizon National Corp.	520	21,596

Golden West Financial Corp.	1,084	67,566
Huntington Bancshares, Inc.	751	17,656
Key Corp.	1,703	56,471
M&T Bank Corp.	340	35,173
Marshall & Ilsley Corp.	800	34,112
Mellon Financial Corp.	1,771	49,039
National City Corp.	2,423	82,285
North Fork Bancorp, Inc.	2,011	56,610
Northern Trust Corp.	798	35,934
PNC Financial Services Group, Inc.	1,178	62,705
Regions Financial Corp.	1,889	63,263
Sovereign Bancorp, Inc.	1,436	29,539
State Street Corp.	1,406	64,999
SunTrust Banks, Inc.	1,308	95,262
Synovus Financial Corp.	1,339	37,532
U.S. Bancorp	7,558	210,868
Wachovia Corp.	6,466	330,930
Washington Mutual, Inc.	3,564	147,264
Wells Fargo & Co.	7,044	422,217
Zions Bancorp.	370	25,911

Financial Services — 8.2%
American Express Co.	4,780	251,906
Bear Stearns Cos., Inc.	441	41,745
Capital One Financial Corp.	1,017	72,095
Charles Schwab Corp.	4,804	49,722
CIT Group, Inc.	864	34,802
Citigroup, Inc.	21,422	1,005,977
Countrywide Credit Industries, Inc.	2,354	85,191
E*TRADE Group, Inc.†	1,610	17,887
Fannie Mae	3,943	212,725
Federated Investors, Inc., Class B	400	11,380
Franklin Resources, Inc.	820	56,318
Freddie Mac	2,805	172,564
Goldman Sachs Group, Inc.	1,760	187,951
Janus Capital Group, Inc.	982	12,756
J.P. Morgan Chase & Co.	14,547	516,273
Lehman Brothers Holdings, Inc.	1,135	104,102
MBIA, Inc.	570	29,857
MBNA Corp.	5,208	102,858
Merrill Lynch & Co., Inc.	3,889	209,734
MGIC Investment Corp.	412	24,308
Moody’s Corp.	517	42,466
Morgan Stanley	4,568	240,368
Providian Financial Corp.†	1,190	19,837
SLM Corp.	1,749	83,322
T. Rowe Price Group, Inc.	518	28,578

Insurance — 4.1%
ACE, Ltd.	1,160	49,834
AFLAC, Inc.	2,042	83,007
Allstate Corp.	2,766	155,339
Ambac Financial Group, Inc.	460	30,751
American International Group, Inc.#	10,613	539,671
Aon Corp.	1,292	26,938
Chubb Corp.	795	65,015
CIENA Corp.†	2,380	5,474
CIGNA Corp.	534	49,117
Cincinnati Financial Corp.	481	19,355
Hartford Financial Services Group, Inc.	1,206	87,278
Jefferson-Pilot Corp.	370	18,578
Lincoln National Corp.	710	31,929
Loews Corp.	558	39,551
Marsh & McLennan Cos., Inc.	2,180	61,105

MetLife, Inc.	2,990	116,311
Principal Financial Group, Inc.	1,220	47,678
Progressive Corp.	836	76,302
Prudential Financial, Inc.	2,140	122,301
SAFECO Corp.	516	27,178
St. Paul Cos., Inc.	2,725	97,555
Torchmark Corp.	393	20,998
UnumProvident Corp.	1,234	20,632
XL Capital, Ltd., Class A	579	40,704

		8,507,779

HEALTHCARE — 13.2%
Drugs — 6.7%
Abbott Laboratories	6,363	312,805
Allergan, Inc.	535	37,659
AmerisourceBergen Corp.	440	26,963
Amgen, Inc.†	5,102	296,987
Bristol-Myers Squibb Co.	7,986	207,636
Cardinal Health, Inc.	1,799	99,970
Eli Lilly and Co.	4,613	269,722
Express Scripts, Inc., Class A†	320	28,685
Forest Laboratories, Inc.†	1,458	52,021
Gilead Sciences, Inc.†	1,760	65,296
King Pharmaceuticals, Inc.†	1,030	8,240
Merck & Co., Inc.	9,015	305,609
Mylan Laboratories, Inc.	1,140	18,810
Pfizer, Inc.	30,499	828,658
Schering-Plough Corp.	6,015	125,533
Watson Pharmaceuticals, Inc.†	446	13,380
Wyeth	5,448	244,833

Health Services — 2.1%
Aetna, Inc.	1,204	88,337
Caremark Rx, Inc.†	1,900	76,095
HCA, Inc.	1,670	93,253
Health Management Assoc., Inc., Class A	1,020	25,225
Humana, Inc.†	670	23,216
IMS Health, Inc.	979	23,476
Laboratory Corp. of America Holdings†	550	27,225
Manor Care, Inc.	361	12,039
McKesson Corp.	1,224	45,288
Medco Health Solutions, Inc.†	1,143	58,259
Quest Diagnostics, Inc.	380	40,204
Tenet Healthcare Corp.†	1,912	22,887
UnitedHealth Group, Inc.	2,618	247,427
Wellpoint, Inc.†	1,228	156,877

Medical Products — 4.4%
Applied Biosystems Group — Applera Corp.	817	17,321
Bausch & Lomb, Inc.	216	16,200
Baxter International, Inc.	2,522	93,566
Becton Dickinson & Co.	1,029	60,217
Biogen Idec, Inc.†	1,362	49,359
Biomet, Inc.	1,019	39,425
Boston Scientific Corp.†	3,094	91,521
C.R. Bard, Inc.	430	30,603
Chiron Corp.†	613	20,934
Fisher Scientific International, Inc.†	492	29,215
Genzyme Corp.†	1,010	59,196
Guidant Corp.	1,314	97,341
Hospira, Inc.†	632	21,204
Johnson & Johnson	12,126	832,207
MedImmune, Inc.†	1,017	25,801
Medtronic, Inc.	4,926	259,600
St. Jude Medical, Inc.†	1,476	57,608

Stryker Corp.	1,440	69,912
Zimmer Holdings, Inc.†	1,002	81,583

		5,835,428

INDUSTRIAL & COMMERCIAL — 11.7%
Aerospace & Military Technology — 1.9%
Boeing Co.	3,408	202,844
General Dynamics Corp.	814	85,511
Goodrich Corp.	512	20,634
L-3 Communications Holdings, Inc.	439	31,156
Lockheed Martin Corp.	1,638	99,836
Northrop Grumman Corp.	1,468	80,505
Raytheon Co.	1,851	69,616
Rockwell Collins, Inc.	751	34,456
United Technologies Corp.	2,136	217,274

Business Services — 1.7%
Allied Waste Industries, Inc.†	880	7,031
Automatic Data Processing, Inc.	2,437	105,863
Cendant Corp.	4,297	85,553
Convergys Corp.†	586	7,595
Equifax, Inc.	568	19,113
First Data Corp.	3,323	126,374
Fiserv, Inc.†	817	34,559
Fluor Corp.	346	17,840
Genuine Parts Co.	685	29,387
H&R Block, Inc.	678	33,771
Interpublic Group of Cos., Inc.†	1,804	23,200
Johnson Controls, Inc.	738	40,494
Maxim Integrated Products, Inc.	1,331	49,779
Monster Worldwide, Inc.†	500	11,505
Paychex, Inc.	1,485	45,441
PerkinElmer, Inc.	534	9,879
R.R. Donnelley & Sons Co.	801	26,361
Robert Half International, Inc.	670	16,629
W.W. Grainger, Inc.	384	21,231
Waste Management, Inc.	2,065	58,832

Electrical Equipment — 0.2%
American Power Conversion Corp.	747	18,122
American Standard Cos., Inc.†	760	33,980
Thermo Electron Corp.†	655	16,362

Machinery — 2.0%
Caterpillar, Inc.	1,413	124,415
Cooper Industries, Ltd., Class A	380	24,191
Cummins, Inc.	190	12,920
Danaher Corp.	1,000	50,630
Deere & Co.	1,041	65,104
Dover Corp.	849	30,870
Eaton Corp.	634	37,184
Illinois Tool Works, Inc.	1,159	97,147
Ingersoll-Rand Co., Class A	739	56,807
ITT Industries, Inc.	372	33,651
Pall Corp.	450	12,073
Parker-Hannifin Corp.	512	30,689
Rockwell Automation, Inc.	681	31,483
Textron, Inc.	549	41,367
Tyco International, Ltd.	8,205	256,899

Multi-Industry — 4.4%
3M Co.	3,208	245,316
General Electric Co.	43,398	1,571,007
Honeywell International, Inc.	3,468	124,016

Transportation — 1.5%
Burlington Northern Santa Fe Corp.	1,557	75,125
CSX Corp.	771	30,940
FedEx Corp.	1,226	104,149
Norfolk Southern Corp.	1,641	51,527
Ryder System, Inc.	239	8,826
Union Pacific Corp.	1,064	68,022
United Parcel Service, Inc., Class B	4,490	320,182

		5,185,273

INFORMATION & ENTERTAINMENT — 5.4%
Broadcasting & Media — 3.7%
Clear Channel Communications, Inc.	2,026	64,711
Comcast Corp., Class A†	9,013	289,408
Dow Jones & Co., Inc.	246	8,226
Gannett Co., Inc.	1,023	78,771
Knight-Ridder, Inc.	310	20,057
McGraw-Hill Cos., Inc.	773	67,313
New York Times Co., Class A	623	20,783
News Corp.	11,380	173,886
Omnicom Group, Inc.	776	64,330
Time Warner, Inc.†	18,738	314,986
Tribune Co.	1,157	44,660
Univision Communications, Inc., Class A†	1,060	27,867
Viacom, Inc., Class B	6,953	240,713
Walt Disney Co.	8,342	220,229

Entertainment Products — 0.2%
Eastman Kodak Co.	1,172	29,300
Hasbro, Inc.	653	12,355
International Game Technology	1,440	38,722
Mattel, Inc.	1,650	29,782

Leisure & Tourism — 1.5%
Brunswick Corp.	394	16,548
Carnival Corp.	2,091	102,208
Darden Restaurants, Inc.	564	16,920
Delta Air Lines, Inc.†	529	1,740
Harrah’s Entertainment, Inc.	471	30,907
Hilton Hotels Corp.	1,611	35,168
Marriott International, Inc., Class A	729	45,745
McDonald’s Corp.	5,143	150,741
Sabre Holdings Corp., Class A	588	11,501
Southwest Airlines Co.	3,058	45,503
Starbucks Corp.†	1,652	81,807
Starwood Hotels & Resorts Worldwide, Inc.	870	47,276
Yum! Brands, Inc.	1,210	56,822

		2,388,985

INFORMATION TECHNOLOGY — 17.1%
Communication Equipment — 0.9%
JDS Uniphase Corp.†	6,015	8,902
Motorola, Inc.	10,059	154,305
QUALCOMM, Inc.	6,708	234,042
Symbol Technologies, Inc.	1,017	13,598

Computers & Business Equipment — 3.7%
Apple Computer, Inc.†	3,328	120,008
Avery Denison Corp.	378	19,788
Dell, Inc.†	10,027	349,240
EMC Corp.†	10,049	131,843
Esc Seagate Technology (1)	1,206	0
Gateway, Inc.†	999	3,407

Hewlett-Packard Co.	11,804	241,628
International Business Machines Corp.	6,779	517,780
Lexmark International, Inc., Class A†	518	35,975
Network Appliance, Inc.†	1,490	39,679
Pitney Bowes, Inc.	834	37,296
Sun Microsystems, Inc.†	13,902	50,464
VERITAS Software Corp.†	1,759	36,218
Xerox Corp.†	3,860	51,145

Computer Services — 0.3%
Computer Associates International, Inc.	2,199	59,153
Computer Sciences Corp.†	786	34,175
Compuware Corp.†	1,640	9,758
Sungard Data Systems, Inc.†	1,190	39,746

Computer Software — 3.6%
Adobe Systems, Inc.	1,006	59,827
Affiliated Computer Services, Inc., Class A†	530	25,265
Autodesk, Inc.	952	30,302
BMC Software, Inc.†	954	15,455
Citrix Systems, Inc.†	708	15,930
Electronic Arts, Inc.†	1,270	67,805
Electronic Data Systems Corp.	2,156	41,719
Intuit, Inc.†	800	32,240
Mercury Interactive Corp.†	353	14,589
Microsoft Corp.	40,542	1,025,713
NCR Corp.†	800	26,400
Novell, Inc.†	1,649	9,746
Oracle Corp.†	17,875	206,635
Parametric Technology Corp.†	1,128	6,001
Siebel Systems, Inc.†	2,110	18,990
Unisys Corp.†	1,396	9,060

Electronics — 3.4%
Advanced Micro Devices, Inc.†	1,608	22,882
Agilent Technologies, Inc.†	1,702	35,317
Altera Corp.†	1,578	32,712
Analog Devices, Inc.	1,522	51,915
Applied Materials, Inc.†	6,932	103,079
Applied Micro Circuits Corp.†	600	1,602
Broadcom Corp., Class A†	1,209	36,161
Emerson Electric Co.	1,755	109,986
Freescale Semiconductor, Inc.†	1,362	25,687
Intel Corp.	25,384	597,032
Jabil Circuit, Inc.†	675	18,630
KLA-Tencor Corp.†	817	31,879
Linear Technology Corp.	1,255	44,854
LSI Logic Corp.†	1,565	8,388
Micron Technology, Inc.†	2,552	24,780
Millipore Corp.†	71	3,424
Molex, Inc.	605	15,373
National Semiconductor Corp.	1,446	27,590
Novellus Systems, Inc.†	601	14,081
NVIDIA Corp.†	710	15,577
PMC-Sierra, Inc.†	740	5,964
QLogic Corp.†	390	12,964
Sanmina-SCI Corp.†	2,222	8,910
Solectron Corp.†	4,056	13,385
Tektronix, Inc.	382	8,274
Teradyne, Inc.†	815	8,981
Texas Instruments, Inc.	7,018	175,169
Waters Corp.†	490	19,419
Xilinx, Inc.	1,419	38,228

Internet Content — 0.8%
eBay, Inc.†	4,890	155,160

Yahoo!, Inc.†	5,318	183,524

Internet Software — 0.1%
Symantec Corp.†	2,960	55,589

Telecommunications — 4.3%
ADC Telecommunications, Inc.†	3,384	7,682
ALLTEL Corp.	1,084	61,745
Andrew Corp.†	681	8,356
AT&T Corp.	3,260	62,364
Avaya, Inc.†	1,942	16,856
BellSouth Corp.	7,464	197,721
Cisco Systems, Inc.†	26,346	455,259
Citizens Communications Co.	1,170	14,917
Comverse Technology, Inc.†	830	18,916
Corning, Inc.†	5,750	79,062
Lucent Technologies, Inc.†	18,004	43,750
Nextel Communications, Inc., Class A†	4,589	128,446
Qwest Communications International, Inc.†	6,809	23,287
SBC Communications, Inc.	13,465	320,467
Scientific-Atlanta, Inc.	617	18,868
Tellabs, Inc.†	1,926	14,946
Verizon Communications, Inc.	11,329	405,578

		7,578,563

MATERIALS — 3.0%
Chemicals — 1.7%
Air Products and Chemicals, Inc.	949	55,735
Ashland, Inc.	251	16,877
Dow Chemical Co.	3,927	180,367
du Pont (E.I.) de Nemours and Co.	4,168	196,355
Eastman Chemical Co.	341	18,414
Ecolab, Inc.	764	24,991
Engelhard Corp.	510	15,621
Great Lakes Chemical Corp.	232	7,201
Hercules, Inc.†	480	6,350
International Flavors & Fragrances, Inc.	340	12,886
Monsanto Co.	1,090	63,896
PPG Industries, Inc.	713	48,163
Praxair, Inc.	1,362	63,783
Rohm and Haas Co.	664	28,990
Sigma-Aldrich Corp.	286	16,711

Forest Products — 0.6%
Bemis Co., Inc.	460	12,678
Georgia-Pacific Corp.	1,060	36,326
International Paper Co.	1,998	68,511
Louisiana-Pacific Corp.	461	11,341
MeadWestvaco Corp.	860	25,327
Sealed Air Corp.†	350	16,954
Temple-Inland, Inc.	464	15,660
Weyerhaeuser Co.	905	62,092

Metals & Minerals — 0.7%
Alcoa, Inc.	3,552	103,079
Allegheny Technologies, Inc.	340	7,616
Ball Corp.	396	15,642
Freeport-McMoRan Copper & Gold, Inc., Class B	737	25,545
Newmont Mining Corp.	1,825	69,295
Nucor Corp.	664	33,930
Phelps Dodge Corp.	393	33,739
United States Steel Corp.	462	19,755

		1,313,830

REAL ESTATE — 0.6%
Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co., Class A		260	9,911
Archstone-Smith Trust		810	29,136
Equity Office Properties Trust		1,640	51,611
Equity Residential		1,173	40,293
Plum Creek Timber Co., Inc.		780	26,941
ProLogis		770	30,484
Simon Property Group, Inc.		934	61,709

			250,085

UTILITIES — 1.0%
Electric Utilities — 0.3%
AES Corp.†		2,697	43,368
CenterPoint Energy, Inc.		1,291	15,285
NiSource, Inc.		1,133	26,331
Progress Energy, Inc.		1,005	42,200

Gas & Pipeline Utilities — 0.4%
Dynegy, Inc., Class A†		1,168	3,913
El Paso Energy Corp.		2,626	26,234
KeySpan Corp.		693	26,285
Kinder Morgan, Inc.		400	30,584
NICOR, Inc.		10	370
Sempra Energy		964	38,926
Williams Cos., Inc.		2,322	39,520

Telephone — 0.3%
CenturyTel, Inc.		546	16,757
Sprint Corp. (FON Group)		6,026	134,139

			443,912

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,608,011)			43,140,409

Short-Term Investment Securities — 0.2%

U.S. GOVERNMENT OBLIGATIONS — 0.2%
United States Treasury Bills 2.89% due 09/01/05 (cost $99,013)(2)		$100,000	99,007

Repurchase Agreement — 2.5%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25% dated 04/29/05 to be repurchased 05/02/05 in the amount of $1,101,115 and collateralized by $1,120,000 of United States Treasury Notes, bearing interest at 3.75% due 03/31/07 having an approximate value of $1,127,000 (cost $1,101,000)		1,101,000	1,101,000

TOTAL INVESTMENTS —
(cost $50,970,586)@	100.1%		44,340,416
Liabilities in excess of other assets—	(0.1)		(64,806)

NET ASSETS—	100.0%		$44,275,610

† Non-income producing security
@ See Note 4 for cost of investment on a tax basis.
# Security represents an investment in an affiliated company.
(1) Fair valued security; see Note 1
(2) The security or a portion thereof represents collateral for open futures contracts.

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	April 30, 2005	Depreciation
20 Long	S&P 500 E-Mini Future Index	June 2005	$1,162,675	$1,158,500	$(4,175)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST GROWTH-INCOME PORTFOLIO
Alliance Capital Management L.P.	Investment Portfolio — April 30, 2005 (unaudited)

Common Stock — 94.7%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.7%
Housing — 1.0%
Centex Corp.	40,000	$2,308,800
D.R. Horton, Inc.	93,333	2,846,656
Pulte Homes, Inc.	40,000	2,858,000

Retail — 6.7%
Fortune Brands, Inc.	134,600	11,384,468
Home Depot, Inc.	393,800	13,928,706
Lowe’s Cos., Inc.	229,700	11,969,667
Target Corp.	246,900	11,458,629
Whole Foods Market, Inc.	50,000	4,986,000

		61,740,926

CONSUMER STAPLES — 8.3%
Food, Beverage & Tobacco — 0.8%
Wm. Wrigley Jr. Co.	90,000	6,221,700

Household Products — 7.5%
Avon Products, Inc.	406,000	16,272,480
Colgate-Palmolive Co.	195,000	9,709,050
Estee Lauder Cos., Inc., Class A	125,000	4,801,250
Procter & Gamble Co.	550,000	29,782,500

		66,786,980

ENERGY — 7.6%
Energy Services — 6.1%
Halliburton Co.	355,000	14,764,450
Nabors Industries, Ltd.†	250,000	13,467,500
Schlumberger, Ltd.	300,800	20,577,728

Energy Sources — 1.5%
Noble Energy, Inc.	190,000	12,182,800

		60,992,478

FINANCE — 19.3%
Banks — 2.1%
Commerce Bancorp, Inc.	240,000	6,717,600
North Fork Bancorporation, Inc.	355,600	10,010,140

Financial Services — 14.5%
American Express Co.	250,700	13,211,890
Charles Schwab Corp.	600,000	6,210,000
Citigroup, Inc.	831,578	39,050,903
Fannie Mae.	130,000	7,013,500
Franklin Resources, Inc.	130,000	8,928,400
Goldman Sachs Group, Inc.	90,000	9,611,100
J.P. Morgan Chase & Co.	443,400	15,736,266
Legg Mason, Inc.	97,500	6,908,850
Merrill Lynch & Co., Inc.	200,000	10,786,000

Insurance — 2.7%
ACE, Ltd.	279,800	12,020,208
AFLAC, Inc.	245,000	9,959,250

		156,164,107

HEALTHCARE — 12.6%
Drugs — 1.7%
Eli Lilly and Co.	240,000	14,032,800

Health Services — 7.1%
Caremark Rx, Inc.†	240,000	9,612,000
Health Management Assoc., Inc., Class A	80,000	1,978,400
UnitedHealth Group, Inc.	205,000	19,374,550
Wellpoint, Inc.†	206,000	26,316,500

Medical Products — 3.8%
Alcon, Inc.	42,000	4,074,000
Genentech, Inc.†	80,000	5,675,200
St. Jude Medical, Inc.†	220,000	8,586,600
Zimmer Holdings, Inc.†	150,000	12,213,000

		101,863,050

INDUSTRIAL & COMMERCIAL — 11.9%
Aerospace & Military Technology — 1.9%
United Technologies Corp.	154,300	15,695,396

Business Services — 0.5%
Fiserv, Inc.†	90,000	3,807,000

Electrical Equipment — 1.7%
American Standard Cos., Inc.	300,000	13,413,000

Multi-Industry — 5.4%
General Electric Co.	1,210,000	43,802,000

Transportation — 2.4%
FedEx Corp.	90,000	7,645,500
United Parcel Service, Inc., Class B	165,000	11,766,150

		96,129,046

INFORMATION & ENTERTAINMENT — 5.4%
Broadcasting & Media — 3.8%
News Corp.	469,700	7,477,624
Time Warner, Inc.†	897,500	15,086,975
Univision Communications, Inc., Class A†	120,000	3,154,800
XM Satellite Radio Holdings, Inc., Class A†	175,000	4,854,500

Entertainment Products — 0.5%
International Game Technology	153,700	4,132,993

Leisure & Tourism — 1.1%
Royal Caribbean Cruises, Ltd.	100,000	4,202,000
Southwest Airlines Co.	320,000	4,761,600

		43,670,492

INFORMATION TECHNOLOGY — 18.7%
Communication Equipment — 2.7%
Juniper Networks, Inc.†	420,000	9,487,800
QUALCOMM, Inc.	350,000	12,211,500

Computers & Business Equipment — 5.2%
Apple Computer, Inc.†	160,000	5,769,600
Dell, Inc.†	600,000	20,898,000
EMC Corp.†	720,000	9,446,400
Network Appliance, Inc.†	210,000	5,592,300

Computer Software — 6.0%
McAfee, Inc.†		230,000	4,809,300
Mercury Interactive Corp.†		110,000	4,546,300
Microsoft Corp.		1,155,000	29,221,500
Oracle Corp.†		840,000	9,710,400

Electronics — 2.2%
Flextronics International, Ltd.†		325,000	3,623,750
Lam Research Corp.†		152,900	3,921,885
Marvell Technology Group, Ltd.†		303,700	10,167,876

Internet Content — 1.8%
Google, Inc., Class A†		25,000	5,500,000
Yahoo!, Inc.†		275,000	9,490,250

Telecommunications — 0.8%
Corning, Inc.†		500,000	6,875,000

			151,271,861

MATERIALS — 2.1%
Chemicals — 2.1%
Air Products and Chemicals, Inc.		170,000	9,984,100
FMC Technologies, Inc.†		235,000	7,127,550

			17,111,650

UTILITIES — 1.1%
Telephone — 1.1%
CenturyTel, Inc.		150,000	4,603,500
Sprint Corp. (FON Group)		180,000	4,006,800

			8,610,300

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $636,573,410)			764,340,890

Short-Term Investment Securities — 4.5%

TIME DEPOSIT — 4.5%
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 05/02/05 (cost $36,595,000)		$36,595,000	36,595,000

TOTAL INVESTMENTS — (cost $673,168,410)@	99.2%		800,935,890
Other assets less liabilities—	0.8		6,258,124

NET ASSETS—	100.0%		$807,194,014

†  Non-income producing security
@ See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FEDERATED AMERICAN LEADERS PORTFOLIO

Federated Equity Management Company of Pennsylvania	Investment Portfolio — April 30, 2005 (unaudited)

Common Stock 97.9%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 4.2%
Apparel & Textiles — 1.5%
Gap, Inc.	173,600	$3,706,360

Automotive — 0.7%
Goodyear Tire & Rubber Co.†	151,100	1,793,557

Housing — 0.9%
Masco Corp.	72,500	2,283,025

Retail — 1.1%
Home Depot, Inc.	74,300	2,627,991

		10,410,933

CONSUMER STAPLES — 7.2%
Food, Beverage & Tobacco — 7.2%
Altria Group, Inc.	104,000	6,758,960
Coca-Cola Co.	29,300	1,272,792
Safeway, Inc.†	128,000	2,725,120
SUPERVALU, Inc.	93,500	2,950,860
Tyson Foods, Inc., Class A	222,800	3,763,092
UST, Inc.	10,600	485,480

		17,956,304

ENERGY — 13.1%
Energy Services — 10.4%
American Electric Power Co., Inc.	95,200	3,352,944
BP, PLC ADR	40,200	2,448,180
ChevronTexaco Corp.	139,000	7,228,000
Edison International	85,800	3,114,540
Exxon Mobil Corp.	121,100	6,906,333
Halliburton Co.	71,800	2,986,162

Energy Sources — 2.7%
Apache Corp.	63,700	3,585,673
Total SA Sponsored ADR	27,400	3,038,934

		32,660,766

FINANCE — 35.0%
Banks — 10.4%
Bank of America Corp.	167,600	7,548,704
Fifth Third Bancorp	57,000	2,479,500
New York Community Bancorp, Inc.	115,300	2,040,810
U.S. Bancorp	68,000	1,897,200
Wachovia Corp.	102,200	5,230,596
Wells Fargo & Co.	110,800	6,641,352

Financial Services — 15.1%
Citigroup, Inc.	120,400	5,653,984
Fannie Mae	47,500	2,562,625
Freddie Mac	100,600	6,188,912
Goldman Sachs Group, Inc.	33,200	3,545,428
J.P. Morgan Chase & Co.	143,700	5,099,913
MBIA, Inc.	68,600	3,593,268
MBNA Corp.	201,600	3,981,600

Morgan Stanley	135,100	7,108,962

Insurance — 9.5%
ACE, Ltd.	96,900	4,162,824
Allstate Corp.	129,800	7,289,568
Hartford Financial Services Group, Inc.	57,300	4,146,801
MetLife, Inc.	67,800	2,637,420
Nationwide Financial Services, Inc., Class A	74,200	2,628,906
RenaissanceRe Holdings, Ltd.	65,600	2,936,912

		87,375,285

HEALTHCARE — 7.9%
Drugs — 4.1%
Abbott Laboratories	57,700	2,836,532
AmerisourceBergen Corp.	63,300	3,879,024
Pfizer, Inc.	125,400	3,407,118

Health Services — 2.2%
HCA, Inc.	19,000	1,060,960
McKesson Corp.	118,600	4,388,200

Medical Products — 1.6%
Baxter International, Inc.	75,700	2,808,470
Biogen Idec, Inc.†	34,000	1,232,160

		19,612,464

INDUSTRIAL & COMMERCIAL — 7.2%
Aerospace & Military Technology — 1.1%
Northrop Grumman Corp.	50,034	2,743,865

Business Services — 2.2%
Interpublic Group of Cos., Inc.†	236,400	3,040,104
Johnson Controls, Inc.	44,100	2,419,767

Machinery — 3.9%
Eaton Corp.	29,100	1,706,715
Parker-Hannifin Corp.	20,100	1,204,794
Tyco International, Ltd.	219,600	6,875,676

		17,990,921

INFORMATION & ENTERTAINMENT — 6.0%
Broadcasting & Media — 3.3%
News Corp.	144,200	2,203,376
Time Warner, Inc.†	289,300	4,863,133
Viacom, Inc., Class B	32,133	1,112,444

Entertainment Products — 1.0%
Mattel, Inc.	133,500	2,409,675

Leisure & Tourism — 1.7%
McDonald’s Corp.	144,800	4,244,088

		14,832,716

INFORMATION TECHNOLOGY — 12.8%
Communication Equipment — 0.9%
Motorola, Inc.	153,100	2,348,554

Computers & Business Equipment — 1.4%
ESC Seagate Technology†(1)	50,100	0
Hewlett-Packard Co.	59,300	1,213,871
International Business Machines Corp.	28,400	2,169,192

Computer Software — 1.9%
BMC Software, Inc.†		137,700	2,230,740
Microsoft Corp.		96,600	2,443,980

Electronics — 3.2%
Analog Devices, Inc.		37,400	1,275,714
Applied Materials, Inc.†		189,600	2,819,352
Intel Corp.		167,300	3,934,896

Telecommunications — 5.4%
BellSouth Corp.		47,200	1,250,328
SBC Communications, Inc.		217,700	5,181,260
Verizon Communications, Inc.		127,756	4,573,665
Vodafone Group, PLC Sponsored ADR		98,600	2,577,404

			32,018,956

MATERIALS — 1.8%
Chemicals — 1.1%
PPG Industries, Inc.		39,400	2,661,470

Metals & Minerals — 0.7%
Alcoa, Inc.		64,700	1,877,594

			4,539,064

UTILITIES — 2.7%
Electric Utilities — 1.7%
NiSource, Inc.		180,600	4,197,144

Telephone — 1.0%
Sprint Corp. (FON Group)		113,500	2,526,510

			6,723,654

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $232,958,290)			244,121,063

Short-Term Investment Securities — 2.3%

TIME DEPOSIT — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 05/02/05
(cost $5,604,000)		$5,604,000	5,604,000

TOTAL INVESTMENTS — (cost $238,562,290)@	100.2%		249,725,063
Liabilities in excess of other assets—	(0.2)		(392,437)

NET ASSETS—	100.0%		$249,332,626

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; see Note 1
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST DAVIS VENTURE VALUE PORTFOLIO
Davis Selected Advisers, L.P. (dba — Davis Advisors)	Investment Portfolio — April 30, 2005 (unaudited)

	Shares/
Common Stock — 99.5%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 5.2%
Automotive — 1.3%
Harley-Davidson, Inc.	248,600	$11,689,172
AutoZone, Inc.†	223,100	18,517,300

Housing — 0.9%
Hunter Douglas NV† (1)	13,900	667,486
Vulcan Materials Co.	381,300	20,224,152

Retail — 3.0%
Costco Wholesale Corp.	1,660,600	67,387,148

		118,485,258

CONSUMER STAPLES — 9.9%
Food, Beverage & Tobacco — 9.9%
Altria Group, Inc.	2,107,225	136,948,553
Diageo, PLC ADR	645,600	38,574,600
Heineken Holding NV, Class A (1)	756,990	21,688,698
Hershey Foods Corp.	477,800	30,531,420

		227,743,271

ENERGY — 10.3%
Energy Services — 3.9%
ConocoPhillips	699,404	73,332,509
Transocean, Inc.†	381,900	17,708,703

Energy Sources — 6.4%
Devon Energy Corp.	1,265,352	57,155,950
EOG Resources, Inc.	1,012,600	48,149,130
Occidental Petroleum Corp.	591,400	40,806,600

		237,152,892

FINANCE — 45.9%
Banks — 13.4%
Fifth Third Bancorp	616,300	26,809,050
Golden West Financial Corp.	1,294,400	80,679,952
HSBC Holdings, PLC (1)	5,400,862	86,331,511
Lloyds TSB Group, PLC ADR	649,200	22,559,700
State Street Corp.	174,900	8,085,627
Wells Fargo & Co.	1,374,425	82,383,035

Financial Services — 17.9%
China Merchants Holdings International Co., Ltd.† (1)	1,735,900	3,398,216
American Express Co.	3,022,650	159,293,655
Citigroup, Inc.	1,660,052	77,956,042
J.P. Morgan Chase & Co.	2,484,476	88,174,053
Moody’s Corp.	393,900	32,354,946
Morgan Stanley	339,150	17,846,073
Providian Financial Corp.†	723,000	12,052,410
Takefuji Corp. (1)	321,360	20,178,235

Insurance — 14.6%
American International Group, Inc.#	137,437	6,988,671
Aon Corp.	841,000	17,534,850
Berkshire Hathaway, Inc., Class A†	1,052	88,736,200
Berkshire Hathaway, Inc., Class B†	1,461	4,087,893

Chubb Corp.	139,300	11,391,954
Everest Reinsurance Group, Ltd.	53,800	4,422,360
Loews Corp.	666,700	47,255,696
Markel Corp.†	7,700	2,641,870
Marsh & McLennan Cos., Inc.	784,900	22,000,747
Principal Financial Group, Inc.	225,300	8,804,724
Progressive Corp.	863,600	78,820,772
Sun Life Financial, Inc.	135,400	4,213,648
Transatlantic Holdings, Inc.#	655,225	37,649,229

		1,052,651,119

HEALTHCARE — 4.0%
Drugs — 2.6%
Cardinal Health, Inc.	445,500	24,756,435
Eli Lilly and Co.	396,900	23,206,743
Novartis AG† (1)	265,000	12,895,792

Health Services — 1.4%
HCA, Inc.	563,100	31,443,504

		92,302,474

INDUSTRIAL & COMMERCIAL — 10.3%
Business Services — 5.2%
Cosco Pacific, Ltd.† (1)	1,200,600	2,612,962
Dun & Bradstreet Corp.†	436,400	27,248,816
H&R Block, Inc.	771,400	38,423,434
Iron Mountain, Inc.†	1,050,600	31,202,820
Rentokil Initial, PLC (1)	3,632,750	10,901,202
WPP Group, PLC ADR	162,800	8,809,108

Machinery — 4.3%
Tyco International, Ltd.	3,150,992	98,657,559

Transportation — 0.8%
United Parcel Service, Inc., Class B	242,000	17,257,020

		235,112,921

INFORMATION & ENTERTAINMENT — 4.7%
Broadcasting & Media — 4.7%
Comcast Corp., Special Class A†	1,871,200	59,373,176
Gannett Co., Inc.	143,900	11,080,300
Lagardere SCA† (1)	508,000	36,737,727

		107,191,203

INFORMATION TECHNOLOGY — 4.1%
Communication Equipment — 0.3%
Nokia Corp. ADR	455,200	7,274,096

Computers & Business Equipment — 1.9%
Hewlett-Packard Co.	550,000	11,258,500
Lexmark International, Inc., Class A†	480,600	33,377,670

Computer Software — 0.9%
Microsoft Corp.	775,800	19,627,740

Internet Content — 0.5%
InterActiveCorp†	493,400	10,726,516

Telecommunications — 0.5%
SK Telecom Co., Ltd. ADR	560,000	10,897,600

		93,162,122

MATERIALS — 3.4%
Forest Products — 2.5%
Sealed Air Corp.†		1,200,300	58,142,532

Metals & Minerals — 0.9%
Martin Marietta Materials, Inc.		367,500	20,208,825

			78,351,357

REAL ESTATE — 1.7%
Real Estate Investment Trusts — 1.7%
CenterPoint Properties Corp.		82,000	3,379,220
General Growth Properties, Inc.		930,422	36,388,805

			39,768,025

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,654,907,540)			2,281,920,642

Short-Term Investment Securities — 0.2%

CORPORATE SHORT-TERM NOTES — 0.2%
San Paolo US Financial 2.94% due 05/02/05 (cost $5,570,545)		$5,571,000	5,570,545

TOTAL INVESTMENTS — (cost $1,660,478,085)@	99.7%		2,287,491,187
Other assets less liabilities—	0.3		5,915,069

NET ASSETS—	100.0%		$2,293,406,256

† Non-income producing security
# Security represents an investment in an affiliated company.
@ See Note 4 for cost of investment on a tax basis.

(1) Security was valued using fair value procedures at April 30, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO

AIG SunAmerica Asset Management Corp.	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 98.4%
	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 2.3%
Automotive — 2.3%
General Motors Corp.	104,035	$2,775,654

CONSUMER STAPLES — 40.6%
Food, Beverage & Tobacco — 30.1%
Albertson’s, Inc.	175,520	3,473,541
Altria Group, Inc.	68,362	4,442,846
Anheuser-Busch Cos., Inc.	82,150	3,850,371
Brown-Forman Corp., Class B	85,548	4,747,914
Coca-Cola Co.	100,338	4,358,683
ConAgra Foods, Inc.	142,147	3,802,432
McCormick & Co., Inc.	108,435	3,750,767
PepsiCo, Inc.	79,982	4,450,198
Sysco Corp.	110,295	3,816,207

Household Products — 10.5%
Avon Products, Inc.	107,568	4,311,325
Clorox Co.	70,639	4,471,449
Colgate-Palmolive Co.	81,527	4,059,229

		49,534,962

FINANCE — 6.5%
Financial Services — 6.5%
Citigroup, Inc.	87,009	4,085,942
J.P. Morgan Chase & Co.	106,936	3,795,159

		7,881,101

HEALTHCARE — 14.1%
Drugs — 14.1%
Abbott Laboratories	89,067	4,378,534
Bristol-Myers Squibb Co.	162,929	4,236,154
Merck & Co., Inc.	129,705	4,396,999
Pfizer, Inc.	154,726	4,203,905

		17,215,592

INDUSTRIAL & COMMERCIAL — 9.4%
Business Services — 9.4%
Genuine Parts Co.	94,849	4,069,022
Johnson Controls, Inc.	65,470	3,592,339
Paychex, Inc.	123,935	3,792,411

		11,453,772

INFORMATION TECHNOLOGY — 12.2%
Computers & Business Equipment — 2.9%
Avery Denison Corp.	68,823	3,602,884

Electronics — 3.1%
Emerson Electric Co.	59,503	3,729,053

Telecommunications — 6.2%
SBC Communications, Inc.	162,233	3,861,146

Verizon Communications, Inc.		102,479	3,668,748

			14,861,831

MATERIALS — 13.3%
Chemicals — 10.1%
du Pont (E.I.) de Nemours and Co.		85,371	4,021,828
Rohm and Haas Co.		94,143	4,110,283
Sherwin-Williams Co.		93,116	4,150,180

Forest Products — 3.2%
Bemis Co., Inc.		142,583	3,929,588

			16,211,879

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $116,510,270)			119,934,791

Repurchase Agreement — 0.6%

State Street Bank & Trust Co. Joint Repurchase Agreement Account(1) (cost $682,000)		$682,000	682,000

TOTAL INVESTMENTS — (cost $117,192,270)@	99.0%		120,616,791
Other assets less liabilities —	1.0		1,228,026

NET ASSETS —	100.0%		$121,844,817

@  See Note 4 for cost of investments on a tax basis
(1) See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO

Alliance Capital Management L.P.	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 99.8%	Shares/
	Principal
	Amount/	Value
	Warrants	(Note 1)

CONSUMER DISCRETIONARY — 6.7%
Housing — 0.6%
Pulte Homes, Inc.	72,200	$5,158,690

Retail — 6.1%
Lowe’s Cos., Inc.	445,700	23,225,427
Target Corp.	507,300	23,543,793
Whole Foods Market, Inc.	103,300	10,301,076

		62,228,986

CONSUMER STAPLES — 4.3%
Household Products — 4.3%
Avon Products, Inc.	384,600	15,414,768
Colgate-Palmolive Co.	149,000	7,418,710
Procter & Gamble Co.	309,400	16,754,010

		39,587,488

ENERGY — 3.1%
Energy Services — 3.1%
Exxon Mobil Corp.	94,400	5,383,632
Halliburton Co.	457,500	19,027,425
Nabors Industries, Ltd.†	86,800	4,675,916

		29,086,973

FINANCE — 14.0%
Financial Services — 12.2%
Charles Schwab Corp.	839,900	8,692,965
Citigroup, Inc.	531,409	24,954,967
Franklin Resources, Inc.	364,100	25,006,388
Goldman Sachs Group, Inc.	25,400	2,712,466
J.P. Morgan Chase & Co.	501,600	17,801,784
Legg Mason, Inc.	163,500	11,585,610
MBNA Corp.	544,200	10,747,950
Merrill Lynch & Co., Inc.	223,500	12,053,355

Insurance — 1.8%
ACE, Ltd.	88,100	3,784,776
AFLAC, Inc.	314,500	12,784,425

		130,124,686

HEALTHCARE — 17.6%
Drugs — 5.3%
Amgen, Inc.†	156,600	9,115,686
Eli Lilly and Co.	333,500	19,499,745
Teva Pharmaceutical Industries, Ltd. ADR	675,700	21,108,868

Health Services — 3.2%
UnitedHealth Group, Inc.	310,800	29,373,708

Medical Products — 9.1%
Alcon, Inc.	260,200	25,239,400
Genentech, Inc.†	283,500	20,111,490
St. Jude Medical, Inc.†	591,600	23,090,148

Zimmer Holdings, Inc.†	200,000	16,284,000

		163,823,045

INDUSTRIAL & COMMERCIAL — 3.8%
Multi-Industry — 3.8%
General Electric Co.	968,600	35,063,320

INFORMATION & ENTERTAINMENT — 5.3%
Broadcasting & Media — 2.7%
E.W. Scripps Co., Class A	203,400	10,359,162
Time Warner, Inc.†	887,900	14,925,599

Leisure & Tourism — 2.6%
Carnival Corp.	274,700	13,427,336
Starbucks Corp.†	215,300	10,661,656

		49,373,753

INFORMATION TECHNOLOGY — 45.0%
Communication Equipment — 5.8%
Juniper Networks, Inc.†	1,095,300	24,742,827
QUALCOMM, Inc.	839,800	29,300,622

Computers & Business Equipment — 7.7%
Apple Computer, Inc.†	669,400	24,138,564
Dell, Inc.†	958,800	33,395,004
Network Appliance, Inc.†	520,900	13,871,567

Computer Software — 4.5%
Electronic Arts, Inc.†	611,600	32,653,324
Microsoft Corp.	363,520	9,197,056

Electronics — 10.0%
Advanced Micro Devices, Inc.†	653,100	9,293,613
Applied Materials, Inc.†	963,000	14,319,810
Broadcom Corp., Class A†	844,300	25,253,013
Marvell Technology Group, Ltd.†	838,400	28,069,632
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,873,436	16,130,284

Internet Content — 13.3%
eBay, Inc.†	1,184,400	37,581,012
Google, Inc.†	153,400	33,748,000
Yahoo!, Inc.†	1,515,540	52,301,285

Telecommunications — 3.7%
Cisco Systems, Inc.†	154,363	2,667,393
Corning, Inc.†	2,268,200	31,187,750

		417,850,756

TOTAL COMMON STOCK (cost $856,327,711)		927,139,007

Warrants 0.0%†

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
Lucent Technologies, Inc. Expires 12/10/07 (strike price $2.75)(cost $0)	78,972	37,906

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $856,327,711)		927,176,913

Short-Term Investment Securities — 0.6%

TIME DEPOSIT — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 05/02/05 (cost $5,064,000)		$5,064,000	5,064,000

TOTAL INVESTMENTS — (cost $861,391,711)@	100.4%		932,240,913
Liabilities in excess of other assets—	(0.4)		(3,327,348)

NET ASSETS—	100.0%		$928,913,565

†  Non-incoming producing security
@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GOLDMAN SACHS RESEARCH PORTFOLIO
Goldman Sachs Asset Management, L.P.	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 98.3%
	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 6.8%
Housing — 2.1%
Masco Corp.	17,090	$538,164

Retail — 4.7%
Family Dollar Stores, Inc.	9,440	254,691
Lowe’s Cos., Inc.	8,780	457,526
Wal-Mart Stores, Inc.	10,270	484,128

		1,734,509

CONSUMER STAPLES — 7.7%
Food, Beverage & Tobacco — 5.3%
Altria Group, Inc.	2,657	172,678
PepsiCo, Inc.	13,270	738,343
Wm. Wrigley Jr. Co.	6,550	452,802

Household Products — 2.4%
Avon Products, Inc.	5,241	210,059
Procter & Gamble Co.	7,491	405,638

		1,979,520

ENERGY — 12.3%
Energy Services — 7.0%
Exxon Mobil Corp.	18,551	1,057,964
PPL Corp.	13,632	739,672

Energy Sources — 5.3%
Burlington Resources, Inc.	27,915	1,356,948

		3,154,584

FINANCE — 23.4%
Banks — 4.8%
Bank of America Corp.	15,491	697,714
Key Corp.	15,542	515,373

Financial Services — 14.6%
Charles Schwab Corp.	23,340	241,569
Citigroup, Inc.	21,081	989,964
Countrywide Credit Industries, Inc.	19,040	689,058
Fannie Mae.	11,520	621,504
Freddie Mac	2,030	124,886
J.P. Morgan Chase & Co.	17,257	612,451
MBNA Corp.	23,530	464,717

Insurance — 4.0%
RenaissanceRe Holdings, Ltd.	13,202	591,053
XL Capital, Ltd., Class A	6,283	441,695

		5,989,984

HEALTHCARE — 6.2%
Drugs — 1.0%
Pfizer, Inc.	9,537	259,120

Health Services — 2.7%
Caremark Rx, Inc.†	14,600	584,730
Medco Health Solutions, Inc.†	2,000	101,940

Medical Products — 2.5%
Baxter International, Inc.	16,935	628,289

		1,574,079

INDUSTRIAL & COMMERCIAL — 12.9%
Aerospace & Military Technology — 3.4%
General Dynamics Corp.	4,872	511,804
United Technologies Corp.	3,660	372,295

Business Services — 4.3%
Cendant Corp.	28,110	559,670
First Data Corp.	13,940	530,138

Electrical Equipment — 0.9%
American Standard Cos., Inc.†	5,188	231,956

Machinery — 4.3%
Tyco International, Ltd.	35,313	1,105,650

		3,311,513

INFORMATION & ENTERTAINMENT — 12.5%
Broadcasting & Media — 10.4%
Lamar Advertising Co., Class A†	1,925	71,956
McGraw-Hill Cos., Inc.	8,490	739,309
Time Warner, Inc.†	34,660	582,635
Univision Communications, Inc., Class A†	20,410	536,579
Viacom, Inc., Class B	17,781	615,578
Walt Disney Co.	4,073	107,527

Leisure & Tourism — 2.1%
Harrah’s Entertainment, Inc.	8,240	540,709

		3,194,293

INFORMATION TECHNOLOGY — 15.0%
Communication Equipment — 2.4%
QUALCOMM, Inc.	17,660	616,157

Computers & Business Equipment — 3.7%
CDW Corp.	7,114	389,065
Dell, Inc.†	16,120	561,459

Computer Software — 5.8%
Activision, Inc.†	14,733	213,039
Electronic Arts, Inc.†	2,960	158,035
Microsoft Corp.	32,350	818,455
Oracle Corp.†	24,775	286,399

Electronics — 2.1%
Linear Technology Corp.	15,030	537,172

Telecommunications — 1.0%
Cisco Systems, Inc.†	14,910	257,645

		3,837,426

MATERIALS — 1.0%
Chemicals — 1.0%
Dow Chemical Co.	5,459	250,732

UTILITIES — 0.5%
Telephone— 0.5%
Sprint Corp. (FON Group)	6,274	139,659

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $23,511,886)		25,166,299

Repurchase Agreement — 1.2%

Agreement with State Street Bank & Trust Co., bearing interest at 2.75% dated 04/29/05 to be repurchased 05/02/05 in the amount of $300,069 and collateralized by $220,000 of United States Treasury Bonds, bearing interest at 7.63% due 11/15/22 having an approximate value of $308,530 (cost $300,000)

		$300,000	300,000

TOTAL INVESTMENTS —
(cost $23,811,886)@	99.5%		25,466,299
Other assets less liabilities—	0.5		123,221

NET ASSETS—	100.0%		$25,589,520

† Non-income producing security
@ See Note 4 for cost of investment on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Massachusetts Financial Services Company	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 99.7%		Value
	Shares	(Note 1)(1)

CONSUMER DISCRETIONARY — 7.0%
Apparel & Textiles — 1.0%
Gap, Inc.	124,720	$2,662,772

Housing — 1.1%
Masco Corp.	94,100	2,963,209

Retail — 4.9%
Staples, Inc.	137,400	2,620,218
Target Corp.	92,260	4,281,787
Tiffany & Co.	10,720	323,208
TJX Cos., Inc.	129,490	2,932,948
Wal-Mart Stores, Inc.	56,600	2,668,124

		18,452,266

CONSUMER STAPLES — 10.3%
Food, Beverage & Tobacco — 4.6%
Altria Group, Inc.	58,090	3,775,269
General Mills, Inc.	37,700	1,862,380
Groupe Danone	19,380	1,816,205
PepsiCo, Inc.	85,102	4,735,075

Household Products — 5.7%
Colgate-Palmolive Co.	71,060	3,538,077
Procter & Gamble Co.	87,120	4,717,548
Reckitt & Benckiser, PLC†	202,770	6,583,601

		27,028,155

ENERGY — 11.0%
Energy Services — 7.3%
BP, PLC ADR	80,740	4,917,066
EnCana Corp.	31,850	2,033,941
Entergy Corp.	11,260	825,358
Exelon Corp.	70,090	3,469,455
Halliburton Co.	95,560	3,974,341
Noble Corp.†	78,910	4,016,519

Energy Sources — 3.7%
EOG Resources, Inc.	65,610	3,119,755
Total SA Sponsored ADR	59,780	6,630,200

		28,986,635

FINANCE — 13.0%
Banks — 3.5%
Bank of America Corp.	90,670	4,083,777
Wells Fargo & Co.	83,810	5,023,571

Financial Services — 9.5%
American Express Co.	69,710	3,673,717
Citigroup, Inc.	77,063	3,618,878
Goldman Sachs Group, Inc.	43,720	4,668,859
J.P. Morgan Chase & Co.	98,700	3,502,863
Legg Mason, Inc.	40,380	2,861,327

Lehman Brothers Holdings, Inc.	34,030	3,121,232
SLM Corp.	72,840	3,470,098

		34,024,322

HEALTHCARE — 19.4%
Drugs — 9.1%
Abbott Laboratories	99,380	4,885,521
Amgen, Inc.†	55,240	3,215,520
Eli Lilly and Co.	80,090	4,682,862
Gilead Sciences, Inc.†	89,060	3,304,126
Roche Holding AG	28,710	3,473,324
Wyeth	96,190	4,322,779

Medical Products — 10.3%
Boston Scientific Corp.†	91,880	2,717,810
Genzyme Corp.†	62,010	3,634,406
Guidant Corp.	40,680	3,013,575
Johnson & Johnson	133,720	9,177,204
Medtronic, Inc.	73,840	3,891,368
Synthes, Inc.†	14,020	1,589,894
Zimmer Holdings, Inc.†	36,820	2,997,884

		50,906,273

INDUSTRIAL & COMMERCIAL — 11.6%
Aerospace & Military Technology — 4.6%
Lockheed Martin Corp.	87,780	5,350,191
United Technologies Corp.	65,590	6,671,815

Business Services — 1.5%
Accenture, Ltd., Class A†	110,530	2,398,501
Interpublic Group of Cos., Inc.†	112,010	1,440,448

Machinery — 4.5%
Caterpillar, Inc.	50,420	4,439,481
Illinois Tool Works, Inc.	14,050	1,177,671
Tyco International, Ltd.	200,300	6,271,393

Transportation — 1.0%
CNF Transportation, Inc.	13,270	567,293
FedEx Corp.	24,670	2,095,716

		30,412,509

INFORMATION & ENTERTAINMENT — 4.8%
Broadcasting & Media — 3.1%
Univision Communications, Inc., Class A†	75,850	1,994,097
Viacom, Inc., Class B	81,850	2,833,647
Walt Disney Co.	123,070	3,249,048

Entertainment Products — 0.6%
Nintendo Co., Ltd.	12,562	1,422,332
Nintendo Co., Ltd. ADR	2,804	39,256

Leisure & Tourism — 1.1%
Carnival Corp.	60,330	2,948,930

		12,487,310

INFORMATION TECHNOLOGY — 17.7%
Communication Equipment — 0.5%
QUALCOMM, Inc.	38,650	1,348,499

Computers & Business Equipment — 6.0%
Apple Computer, Inc.†	43,600	1,572,216

Dell, Inc.†	123,430	4,299,067
EMC Corp.†	466,020	6,114,182
Lexmark International, Inc., Class A†	12,850	892,433
Sun Microsystems, Inc.†	348,210	1,264,002
VERITAS Software Corp.†	79,190	1,630,522

Computer Software — 3.6%
Electronic Arts, Inc.†	56,860	3,035,755
Mercury Interactive Corp.†	34,120	1,410,180
Oracle Corp.†	418,020	4,832,311

Electronics — 2.3%
Analog Devices, Inc.	110,710	3,776,318
Texas Instruments, Inc.	32,000	798,720
Xilinx, Inc.	50,080	1,349,156

Internet Content — 1.5%
eBay, Inc.†	51,080	1,620,768
Yahoo!, Inc.†	67,690	2,335,982

Telecommunications — 3.8%
Amdocs, Ltd.†	70,360	1,879,316
Cisco Systems, Inc.†	244,580	4,226,342
Vodafone Group, PLC Sponsored ADR	150,779	3,941,363

		46,327,132

MATERIALS — 3.7%
Chemicals — 3.7%
Dow Chemical Co.	60,440	2,776,009
Monsanto Co.	71,180	4,172,572
Praxair, Inc.	58,590	2,743,770

		9,692,351

UTILITIES — 1.2%
Telephone — 1.2%
Sprint Corp. (FON Group)	147,765	3,289,249

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $237,092,336)		261,606,202

TOTAL INVESTMENTS —
(cost $237,092,336)@	99.7%	261,606,202
Other assets less liabilities—	0.3	753,970

NET ASSETS—	100.0%	$262,360,172

† Non-income producing security
@ See Note 4 for cost of investment on a tax basis
ADR — American Depository Reciept
(1)	A substantial number of portfolio’s holdings were value using fair value procedures at April 30, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
PUTNAM GROWTH: VOYAGER PORTFOLIO
Putnam Investment Management, LLC

Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 99.6%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 10.1%
Apparel & Textiles — 1.0%
Abercrombie & Fitch Co., Class A	24,500	$1,321,775
Timberland Co., Class A†	12,300	849,315

Automotive — 1.4%
AutoZone, Inc.†	17,800	1,477,400
Harley-Davidson, Inc.	34,900	1,640,998

Housing — 1.3%
Lennar Corp., Class A	19,180	987,194
Masco Corp.	56,300	1,772,887
Vulcan Materials Co.	600	31,824

Retail — 6.4%
Best Buy Co., Inc.	53,900	2,713,326
Home Depot, Inc.	59,700	2,111,589
Lowe’s Cos., Inc.	69,400	3,616,434
Michaels Stores, Inc.	38,200	1,268,240
Petco Animal Supplies, Inc.	22,800	713,640
Ross Stores, Inc.	24,700	659,984
Staples, Inc.	91,800	1,750,626
SUPERVALU, Inc.	25,800	814,248
Wal-Mart Stores, Inc.	15,800	744,812

		22,474,292

CONSUMER STAPLES — 4.2%
Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.	60,200	3,912,398
Molson Coors Brewing Co.	11,600	716,300

Household Products — 2.1%
Avon Products, Inc.	42,520	1,704,202
Estee Lauder Cos., Inc., Class A	30,900	1,186,869
Procter & Gamble Co.	18,200	985,530
Scotts Miracle-Gro Co., Class A†	10,000	724,000

		9,229,299

EDUCATION — 1.2%
Education — 1.2%
Apollo Group, Inc.†	37,200	2,682,864

ENERGY — 4.2%
Energy Services — 2.4%
Amerada Hess Corp.	32,900	3,081,085
Marathon Oil Corp.	34,400	1,602,008
Pride International, Inc.†	28,200	628,860

Energy Sources — 1.8%
Apache Corp.	21,600	1,215,864
Canadian Natural Resources, Ltd. ADR†	20,400	1,010,616
Valero Energy Corp.	24,000	1,644,720

		9,183,153

FINANCE — 14.9%
Banks — 1.4%
Commerce Bancorp, Inc.	84,200	2,356,758
Investors Financial Services Corp.	19,600	822,220

Financial Services — 9.8%
Bear Stearns Cos., Inc.	11,800	1,116,988
Capital One Financial Corp.	52,400	3,714,636
Chicago Mercantile Exchange Holdings, Inc.	13,900	2,717,728
Countrywide Credit Industries, Inc.	66,500	2,406,635
Fannie Mae	79,200	4,272,840
Legg Mason, Inc.	14,900	1,055,814
Lehman Brothers Holdings, Inc.	25,110	2,303,089
Moody’s Corp.	14,377	1,180,927
NVR, Inc.†	2,600	1,867,710
Providian Financial Corp.†	61,900	1,031,873

Insurance — 3.7%
ACE, Ltd.	41,200	1,769,952
American International Group, Inc.#	64,200	3,264,570
Everest Reinsurance Group, Ltd.	14,585	1,198,887
Hartford Financial Services Group, Inc.	25,500	1,845,435

		32,926,062

HEALTHCARE — 24.6%
Drugs — 10.5%
AmerisourceBergen Corp.	26,200	1,605,536
Amgen, Inc.†	104,000	6,053,840
Cardinal Health, Inc.	51,100	2,839,627
Express Scripts, Inc., Class A†	22,300	1,998,972
Pfizer, Inc.	248,100	6,740,877
Teva Pharmaceutical Industries, Ltd. ADR	30,000	937,200
Wyeth	67,700	3,042,438

Health Services — 3.1%
HCA, Inc.	17,800	993,952
Health Management Assoc., Inc., Class A	26,100	645,453
Pacificare Health Systems, Inc.†	14,400	860,544
UnitedHealth Group, Inc.	45,500	4,300,205

Medical Products — 11.0%
Becton Dickinson & Co.	34,000	1,989,680
Biogen Idec, Inc.†	40,800	1,478,592
C.R. Bard, Inc.	18,800	1,337,996
Edwards Lifesciences Corp.	24,800	1,092,192
Genzyme Corp.†	39,000	2,285,790
Johnson & Johnson	197,800	13,575,014
St. Jude Medical, Inc.†	36,300	1,416,789
Varian Medical Systems, Inc.†	30,300	1,022,322

		54,217,019

INDUSTRIAL & COMMERCIAL — 5.4%
Aerospace & Military Technology — 1.6%
L-3 Communications Holdings, Inc.	22,600	1,603,922
Lockheed Martin Corp.	32,400	1,974,780

Business Services — 2.1%
Accenture, Ltd., Class A†	9,100	197,470
Alliance Data Systems Corp.†	11,600	468,640
Cendant Corp.†	110,200	2,194,082
Fiserv, Inc.†	28,800	1,218,240
PerkinElmer, Inc.	22,700	419,950

Machinery — 1.6%
Graco, Inc.	28,100	948,937
Parker-Hannifin Corp.	18,500	1,108,890
Tyco International, Ltd.	48,200	1,509,142

Transportation — 0.1%
JB Hunt Transport Services, Inc.	6,500	254,085

		11,898,138

INFORMATION & ENTERTAINMENT — 4.6%
Broadcasting & Media — 0.6%
Comcast Corp., Class A†	43,900	1,392,947

Entertainment Products — 0.3%
Harman International Industries, Inc.	7,600	597,208

Leisure & Tourism — 3.7%
Las Vegas Sands Corp.†	23,000	861,350
McDonald’s Corp.	92,100	2,699,451
Royal Caribbean Cruises, Ltd.	33,400	1,403,468
Southwest Airlines Co.	78,000	1,160,640
Yum! Brands, Inc.	44,800	2,103,808

		10,218,872

INFORMATION TECHNOLOGY — 27.9%
Communication Equipment — 1.0%
QUALCOMM, Inc.	62,000	2,163,180

Computers & Business Equipment — 6.6%
Apple Computer, Inc.†	48,800	1,759,728
Dell, Inc.†	198,800	6,924,204
EMC Corp.†	168,800	2,214,656
Lexmark International, Inc., Class A†	9,800	680,610
SanDisk Corp.†	41,900	993,030
Storage Technology Corp.†	31,220	867,916
Xerox Corp.†	80,300	1,063,975

Computer Software — 7.9%
Adobe Systems, Inc.	43,700	2,598,839
Autodesk, Inc.	28,954	921,606
Citrix Systems, Inc.†	56,400	1,269,000
Fair Issac & Co., Inc.	14,600	480,048
McAfee, Inc.†	31,900	667,029
Mercury Interactive Corp.†	25,500	1,053,915
Microsoft Corp.	280,400	7,094,120
Oracle Corp.†	285,100	3,295,756

Electronics — 5.1%
Amphenol Corp.†	15,370	606,193
Applied Materials, Inc.†	66,900	994,803
Freescale Semiconductor, Inc.†	94,600	1,784,156
Intel Corp.	332,500	7,820,400

Internet Content — 3.2%
eBay, Inc.†	90,000	2,855,700
Google, Inc.†	2,800	616,000
Yahoo!, Inc.†	106,700	3,682,217

Internet Software — 0.8%
Symantec Corp.†	96,400	1,810,392

Telecommunications — 3.3%
Cisco Systems, Inc.†	425,300	7,349,184

		61,566,657

MATERIALS — 2.0%
Chemicals — 0.4%
PPG Industries, Inc.	11,700	790,335

Forest Products — 0.3%
Sealed Air Corp.†	15,300	741,132

Metals & Minerals — 1.3%
Alcoa, Inc.	43,200	1,253,664
Ball Corp.	19,100	754,450
United States Steel Corp.	21,100	902,236

		4,441,817

UTILITIES — 0.5%
Electric Utilities — 0.5%
AES Corp.†	65,900	1,059,672

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $214,060,622)		219,897,845

Repurchase Agreement — 0.2%

Agreement with Bank of America NA, bearing interest at 2.95%, dated 04/29/05, to be repurchased 05/02/05 in the amount of $570,140 and collateralized by $585,000 of Federal Home Loan Mtg. Notes, bearing interest at 2.12%, due 06/30/05 and having an approximate value of $582,927 (cost $570,000)	$570,000	570,000

TOTAL INVESTMENTS —
(cost $214,630,482)@	99.8%	220,467,845
Other assets less liabilities —	0.2	370,735

NET ASSETS —	100.0%	$220,838,580

#	Security represents an investment in an affiliated company
†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
ADR	—	American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
AIG SunAmerica Asset Management Corp.	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 99.4%	Shares	Value (Note 1)

CONSUMER DISCRETIONARY — 8.6%
Apparel & Textiles — 1.8%
Coach, Inc.†	11,000	$294,800
Nike, Inc., Class B	4,000	307,240
Urban Outfitters, Inc.†	6,000	265,800

Retail — 6.8%
Home Depot, Inc.	20,000	707,400
Target Corp.	11,000	510,510
Wal-Mart Stores, Inc.	24,300	1,145,502
Walgreen’s Co.†	12,000	516,720
Williams-Sonoma, Inc.†	14,000	468,860

		4,216,832

CONSUMER STAPLES — 7.7%
Food, Beverage & Tobacco — 4.2%
Coca-Cola Co.	23,000	999,120
PepsiCo, Inc.	19,000	1,057,160

Household Products — 3.5%
Colgate-Palmolive Co.	10,000	497,900
Procter & Gamble Co.	22,000	1,191,300

		3,745,480

ENERGY — 2.5%
Energy Services — 2.5%
ChevronTexaco Corp.	10,000	520,000
Transocean, Inc.†	15,000	695,550

		1,215,550

FINANCE — 9.8%
Banks — 0.9%
Bank of America Corp.	10,400	468,416

Financial Services — 8.9%
American Express Co.	14,100	743,070
Capital One Financial Corp.	17,000	1,205,130
Citigroup, Inc.	11,000	516,560
Goldman Sachs Group, Inc.	5,500	587,345
Merrill Lynch & Co., Inc.	16,000	862,880
Morgan Stanley	7,900	415,698

		4,799,099

HEALTHCARE — 23.4%
Drugs — 11.6%
Abbott Laboratories	18,000	884,880
Amgen, Inc.†	19,000	1,105,990
Gilead Sciences, Inc.†	23,000	853,300
Merck & Co., Inc.	9,000	305,100
Pfizer, Inc.	71,780	1,950,263
Schering-Plough Corp.	13,000	271,310
Wyeth	7,000	314,580

Health Services — 2.6%
Pacificare Health Systems, Inc.†	8,000	478,080

Wellpoint, Inc.†	6,000	766,500

Medical Products — 9.2%
Becton Dickinson & Co.	9,000	526,680
Genzyme Corp.†	14,000	820,540
Johnson & Johnson	28,000	1,921,640
Medtronic, Inc.	12,500	658,750
Zimmer Holdings, Inc.†	7,000	569,940

		11,427,553

INDUSTRIAL & COMMERCIAL — 13.1%
Aerospace & Military Technology — 5.5%
Ametek, Inc.	17,000	643,790
General Dynamics Corp.	7,000	735,350
L-3 Communications Holdings, Inc.	8,000	567,760
United Technologies Corp.	7,500	762,900

Machinery — 5.5%
Danaher Corp.	18,000	911,340
Dover Corp.	14,000	509,040
ITT Industries, Inc.	5,500	497,530
Tyco International, Ltd.	24,000	751,440

Multi-Industry — 2.1%
General Electric Co.	28,000	1,013,600

		6,392,750

INFORMATION & ENTERTAINMENT — 8.5%
Broadcasting & Media — 5.0%
News Corp.	60,000	916,800
Time Warner, Inc.†	60,000	1,008,600
Viacom, Inc., Class B	15,000	519,300

Leisure & Tourism — 3.5%
Carnival Corp.	21,000	1,026,480
Hilton Hotels Corp.	30,000	654,900

		4,126,080

INFORMATION TECHNOLOGY — 24.5%
Communication Equipment — 2.4%
Motorola, Inc.	30,000	460,200
QUALCOMM, Inc.	20,000	697,800

Computers & Business Equipment — 3.8%
Dell, Inc.†	27,600	961,308
International Business Machines Corp.	12,000	916,560

Computer Software — 6.8%
Adobe Systems, Inc.	10,000	594,700
Electronic Arts, Inc.†	5,000	266,950
Microsoft Corp.	69,000	1,745,700
Oracle Corp.†	60,000	693,600

Electronics — 7.7%
Applied Materials, Inc.†	25,000	371,750
Intel Corp.	57,000	1,340,640
Lam Research Corp.†	25,000	641,250
Marvell Technology Group, Ltd.†	10,000	334,800
Seagate Technology†	30,000	527,400
Texas Instruments, Inc.	22,000	549,120

Internet Content — 1.0%
eBay, Inc.†	15,000	475,950

Internet Software — 1.1%
Symantec Corp.†	28,000	525,840

Telecommunications — 1.7%
Cisco Systems, Inc.†	48,000	829,440

		11,933,008

MATERIALS — 1.3%
Chemicals — 1.3%
Dow Chemical Co.	14,000	643,020

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,231,779)		48,499,372

TOTAL INVESTMENTS — (cost $48,231,779) @	99.4%	48,499,372
Other assets less liabilities—	0.6	307,918

NET ASSETS—	100.0%	$48,807,290

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Davis Selected Advisers, L.P. (dba — Davis Advisors)	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 98.1%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 1.0%
Housing — 1.0%
WCI Communities, Inc.†	74,000	$2,074,220

INFORMATION & ENTERTAINMENT — 1.4%
Leisure & Tourism — 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	56,300	3,059,342

MATERIALS — 2.6%
Forest Products — 2.6%
Plum Creek Timber Co., Inc.	161,500	5,578,210

REAL ESTATE — 93.1%
Real Estate Investment Trusts — 93.1%
Alexandria Real Estate Equities, Inc.	112,900	7,769,778
Archstone-Smith Trust	125,200	4,503,444
Arden Realty Group, Inc.	155,900	5,564,071
Boston Properties, Inc.	90,500	6,015,535
Brandywine Realty Trust	191,800	5,427,940
Brixton, PLC (1)	551,721	3,402,158
Camden Property Trust	54,400	2,774,400
Capital Automotive REIT	186,400	6,333,872
CarrAmerica Realty Corp.	183,700	6,069,448
Catellus Development Corp.	244,451	6,771,293
CenterPoint Properties Corp.	353,900	14,584,219
Corporate Office Properties Trust	246,700	6,488,210
Cousins Properties, Inc.	216,300	5,840,100
Developers Diversified Realty Corp.	190,286	8,075,738
Duke Realty Corp.	207,800	6,358,680
Essex Property Trust, Inc.	91,700	6,964,615
Forest City Enterprises, Inc., Class A	137,000	8,651,550
General Growth Properties, Inc.	204,952	8,015,673
Gramercy Capital Corp.	153,000	3,041,640
iStar Financial, Inc.	108,600	4,326,624
Kilroy Realty Corp.	140,600	6,134,378
Kimco Realty Corp.	121,850	6,749,271
Liberty International, PLC (1)	190,000	3,429,144
Mills Corp.	100,800	5,759,712
Pan Pacific Retail Properties, Inc.	107,900	6,519,318
ProLogis	226,100	8,951,299
Regency Centers Corp.	123,600	6,507,540
Simon Property Group, Inc.	74,000	4,889,180
SL Green Realty Corp.	152,210	9,284,810
United Dominion Realty Trust, Inc.	308,100	6,824,415
Vornado Realty Trust	106,594	8,149,111

		200,177,166

TOTAL COMMON STOCK (cost $155,189,652)		210,888,938

Preferred Stock — 0.4%

REAL ESTATE — 0.4%
Real Estate Investment Trusts — 0.4%
Equity Residential, Series C 9.13%	4,300	114,595
Equity Residential, Series D 8.60%	10,000	265,800
Equity Residential, Series E 7.00% (Convertible)	13,600	518,160

TOTAL PREFERRED STOCK (cost $775,908)	898,555

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $155,965,560)	211,787,493

Short-Term Investment Securities — 1.6%

CORPORATE SHORT-TERM NOTES — 1.6%
San Paolo US Financial 2.94% due 05/02/05 (cost $3,479,716)		$3,480,000	3,479,716

TOTAL INVESTMENTS —
(cost $159,445,276)@	100.1%		215,267,209
Liabilities in excess of other assets—	(0.1)		(279,076)

NET ASSETS—	100.0%		$214,988,133

†   Non-income producing security
@  See Note 4 for cost of investments on a tax basis.
(1)  Security was valued using fair value procedures at April 30, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO

Franklin Advisory Services, LLC	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 95.6%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 20.7%
Apparel & Textiles — 6.1%
American Eagle Outfitters, Inc.	900	$23,598
Brown Shoe Co., Inc.	4,000	123,600
Gymboree Corp.†	5,500	62,865
Men’s Wearhouse, Inc.†	3,000	123,810
Oshkosh B’Gosh, Inc., Class A	3,000	79,050
Russell Corp.	3,900	68,289
Timberland Co., Class A†	1,400	96,670

Automotive — 2.4%
Monaco Coach Corp.	6,500	92,170
Superior Industries International, Inc.	4,000	81,320
Wabash National Corp.	2,000	51,000

Housing — 4.7%
American Woodmark Corp.	400	12,736
Ethan Allen Interiors, Inc.	1,000	30,130
La-Z-Boy, Inc.	6,000	71,040
Schottenstein Homes, Inc.	2,200	100,540
York International Corp.	5,700	223,041

Retail — 7.5%
Bassett Furniture Industries, Inc.	1,400	27,496
Casey’s General Stores, Inc.	4,500	75,960
Christopher & Banks Corp.	6,200	96,844
Dillard’s, Inc., Class A	3,200	74,464
Hooker Furniture Corp.	2,400	40,080
Hot Topic, Inc.†	4,600	91,954
Linens ‘n Things, Inc.†	3,900	90,987
Mine Safety Appliances Co.	300	10,710
Pier 1 Imports, Inc.	7,500	108,900
Regis Corp.	1,400	50,022
Zale Corp.†	1,300	35,139

		1,942,415

CONSUMER STAPLES — 4.1%
Food, Beverage & Tobacco — 2.3%
Bunge, Ltd.	3,800	215,840

Household Products — 1.8%
AptarGroup, Inc.	1,800	86,814
Russ Berrie & Co., Inc.	6,000	77,580

		380,234

ENERGY — 7.3%
Energy Services — 5.9%
Atwood Oceanics, Inc.†	900	51,363
CONSOL Energy, Inc.	3,100	134,044
Holly Corp.	500	17,135
Oil States International, Inc.†	4,200	85,302
Rowan Cos., Inc.	4,800	127,344
Shaw Group, Inc.†	3,400	61,438
Sierra Pacific Resources†	6,500	70,330

Energy Sources — 1.4%
Lone Star Technologies, Inc.†	3,400	132,396

		679,352

FINANCE — 9.1%
Banks — 1.4%
Chemical Financial Corp.	105	3,146
First Indiana Corp.	1,000	24,800
Hancock Holding Co.	800	23,856
Peoples Bancorp Inc.	3,100	80,445

Insurance — 7.7%
American National Insurance Co.	1,200	123,120
Arthur J. Gallagher & Co.	3,400	94,656
Aspen Insurance Holdings, Ltd.	1,600	43,680
Harleysville Group, Inc.	500	10,395
Montpelier Re Holdings, Ltd.	6,100	202,459
National Financial Partners Corp.	100	3,824
PMI Group, Inc.	1,500	52,740
Presidential Life Corp.	1,800	26,118
Protective Life Corp.	1,800	68,832
RLI Corp.	1,700	72,930
StanCorp Financial Group, Inc.	300	22,956

		853,957

HEALTHCARE — 4.5%
Drugs — 2.2%
NBTY, Inc.	2,300	49,036
Pharmaceutical Product Development, Inc.†	3,500	158,830

Medical Products — 2.3%
Steris Corp.†	4,500	106,560
West Pharmaceutical Services, Inc.	4,000	105,360

		419,786

INDUSTRIAL & COMMERCIAL — 22.4%
Business Services — 2.2%
ABM Industries, Inc.	2,200	39,974
Emcor Group, Inc.†	1,800	80,424
Genlyte Group, Inc.†	1,100	87,274

Electrical Equipment — 1.7%
Mettler Toledo International, Inc.†	3,100	142,135
Powell Industries, Inc.†	1,200	21,708

Machinery — 8.9%
A.O. Smith Corp.	600	17,100
Briggs & Stratton Corp.	4,200	135,954
CNH Global NV	4,500	80,820
Graco, Inc.	3,600	121,572
JLG Industries, Inc.	4,500	91,710
Kennametal, Inc.	3,000	135,900
Mueller Industries, Inc.	5,400	139,860
Stewart & Stevenson Services	900	21,600
Teleflex, Inc.	1,700	90,899

Manufacturing — 0.4%
Carlisle Cos., Inc.	500	35,910

Multi-Industry — 2.0%
Roper Industries, Inc.	2,700	182,709

Transportation — 7.2%
Kansas City Southern Industries, Inc.†	5,300	100,276
Offshore Logistics, Inc.†	2,500	72,425
OMI Corp.	4,000	72,760
Overseas Shipholding Group, Inc.	1,300	73,359
Teekay Shipping Corp.	3,000	125,820
Thor Industries, Inc.	4,200	113,190
West Marine, Inc.†	7,100	116,085

		2,099,464

INFORMATION & ENTERTAINMENT — 6.2%
Leisure & Tourism — 6.2%
Aztar Corp.†	6,400	174,784
Dollar Thrifty Automotive Group, Inc.†	2,000	67,700
Intrawest Corp.	4,000	80,560
La Quinta Corp.†	10,800	93,960
SkyWest, Inc.	9,200	166,336

		583,340

INFORMATION TECHNOLOGY — 4.7%
Computers & Business Equipment — 0.8%
Diebold, Inc.	1,500	72,555

Computer Services — 1.5%
Reynolds & Reynolds Co., Class A	5,500	145,035

Electronics — 1.5%
Cohu, Inc.	1,700	30,345
Omnivision Technologies, Inc.†	7,600	106,400

Internet Content — 0.9%
Avocent Corp.†	3,500	87,990

		442,325

MATERIALS — 12.5%
Chemicals — 4.2%
Apogee Enterprises, Inc.	3,600	46,368
Cabot Corp.	4,100	125,255
Myers Industries, Inc.	100	961
RPM International, Inc.	9,000	155,250
Westlake Chemical Corp.	2,700	70,875

Forest Products — 0.5%
Mercer International, Inc.	5,400	44,658

Metals & Minerals — 7.8%
Arch Coal, Inc.	3,000	133,020
CIRCOR International, Inc.	2,900	69,049
Gibraltar Industries, Inc.	3,000	63,030
Global Industries, Inc.†	8,000	77,120
Reliance Steel & Aluminum Co.	4,700	177,331
Steel Dynamics, Inc.†	3,300	89,694
Timken Co.	1,600	39,744
United States Steel Corp.	1,900	81,244

		1,173,599

REAL ESTATE — 1.1%
Real Estate Investment Trusts — 1.1%
Arbor Realty Trust, Inc.	4,300	105,350

UTILITIES — 3.0%
Electric Utilities — 1.7%
Peabody Energy Corp.		3,600	157,572

Gas & Pipeline Utilities — 1.3%
Tidewater, Inc.		1,500	51,705
Watts Industries, Inc., Class A		2,400	75,000

			284,277

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $6,887,225)			8,964,099

Short-Term Investment Securities — 4.8%

U.S. GOVERNMENT AGENCIES — 4.8%
Federal Home Loan Mtg. Disc. Notes 2.75% due 05/02/05 (cost $449,966)		$450,000	449,966

TOTAL INVESTMENTS — (cost $7,337,191)@	100.4%		9,414,065
Liabilities in excess of other assets —	(0.4)		(33,512)

NET ASSETS —	100.0%		$9,380,553

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MID-CAP GROWTH PORTFOLIO

Massachusetts Financial Services Company	Investment Portfolio — April 30, 2005
(unaudited)

	Shares/
Common Stock — 98.5%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 6.2%
Housing — 0.5%
Masco Corp.	38,100	$1,199,769

Retail — 5.7%
99 Cents Only Stores†	95,540	1,058,583
Bed Bath & Beyond, Inc.†	81,300	3,025,173
Family Dollar Stores, Inc.	80,510	2,172,160
Kohl’s Corp.†	34,200	1,627,920
PetSmart, Inc.	93,470	2,490,975
Tiffany & Co.	38,360	1,156,554
TJX Cos., Inc.	107,670	2,438,726

		15,169,860

EDUCATION — 2.6%
Education — 2.6%
Apollo Group, Inc.†	53,470	3,856,257
Career Education Corp.†	78,580	2,470,555

		6,326,812

ENERGY — 4.3%
Energy Services — 4.3%
BJ Services Co.	76,580	3,733,275
GlobalSantaFe Corp.	98,640	3,314,304
Halliburton Co.	29,310	1,219,003
National-Oilwell, Inc.†	56,900	2,261,206

		10,527,788

FINANCE — 4.9%
Banks — 0.5%
Investors Financial Services Corp.	27,520	1,154,464

Financial Services — 3.6%
Ameritrade Holding Corp.†	44,550	466,884
Franklin Resources, Inc.	36,500	2,506,820
Legg Mason, Inc.	49,850	3,532,371
SLM Corp.	52,100	2,482,044

Insurance — 0.8%
Genworth Financial, Inc.	70,400	1,967,680

		12,110,263

HEALTHCARE — 21.2%
Drugs — 6.4%
Allergan, Inc.	36,400	2,562,196
Endo Pharmaceuticals Holdings, Inc.†	87,910	1,745,014
Gilead Sciences, Inc.†	104,200	3,865,820
Imclone Systems, Inc.†	56,030	1,784,555
Medicis Pharmaceutical Corp., Class A	158,240	4,446,544
Teva Pharmaceutical Industries, Ltd. ADR	42,900	1,340,196

Health Services — 2.2%
Community Health Systems, Inc.†	93,940	3,424,113
LifePoint Hospitals, Inc.	42,892	1,906,549

Medical Products — 12.6%
Biogen Idec, Inc.†	71,200	2,580,288
C.R. Bard, Inc.	27,790	1,977,814
Cytyc Corp.†	232,520	4,955,001
DENTSPLY International, Inc.	72,420	3,958,477
Fisher Scientific International, Inc.†	46,710	2,773,640
Gen-Probe, Inc.†	38,520	1,933,319
Genzyme Corp.†	95,040	5,570,295
MedImmune, Inc.†	49,420	1,253,785
St. Jude Medical, Inc.†	71,100	2,775,033
Thoratec Corp.†	96,810	1,253,690
Zimmer Holdings, Inc.†	21,100	1,717,962

		51,824,291

INDUSTRIAL & COMMERCIAL — 14.0%
Business Services — 9.8%
Alliance Data Systems Corp.†	89,480	3,614,992
Corporate Executive Board Co.	56,140	3,690,082
Getty Images, Inc.†	95,690	6,846,620
Hewitt Associates, Inc.	83,200	2,213,952
Interpublic Group of Cos., Inc.†	347,440	4,468,078
Monster Worldwide, Inc.†	78,140	1,798,001
Weight Watchers International, Inc.	31,200	1,302,600

Electrical Equipment — 1.0%
American Standard Cos., Inc.†	55,250	2,470,228

Machinery — 1.3%
ITT Industries, Inc.	35,600	3,220,376

Multi-Industry — 1.3%
Roper Industries, Inc.	48,560	3,286,055

Transportation — 0.6%
Expeditors International of Washington, Inc.	30,330	1,489,506

		34,400,490

INFORMATION & ENTERTAINMENT — 10.8%
Broadcasting & Media — 5.9%
Citadel Broadcasting Corp.†	270,660	3,402,196
Gemstar-TV Guide International, Inc.†	388,550	1,495,918
Grupo Televisa SA Sponsored ADR	56,060	3,149,451
Radio One, Inc., Class A†	74,660	972,073
Radio One, Inc., Class D†	26,840	350,799
Univision Communications, Inc., Class A†	92,350	2,427,881
Washington Post Co., Class B	3,000	2,592,750

Entertainment Products — 0.9%
International Game Technology	85,120	2,288,877

Leisure & Tourism — 4.0%
Cheesecake Factory, Inc.†	111,810	3,431,449
GTECH Holdings Corp.	50,300	1,230,841
Outback Steakhouse, Inc.	31,700	1,280,680
Royal Caribbean Cruises, Ltd.	58,870	2,473,717
WMS Industries, Inc.†	51,670	1,312,418

		26,409,050

INFORMATION TECHNOLOGY — 32.2%
Communication Equipment — 3.0%
American Tower Corp., Class A†	269,010	4,635,042
Juniper Networks, Inc.†	81,000	1,829,790

Symbol Technologies, Inc.	63,200	844,984

Computers & Business Equipment — 4.0%
Lexmark International, Inc., Class A†	50,130	3,481,529
Network Appliance, Inc.†	54,800	1,459,324
VERITAS Software Corp.†	230,570	4,747,436

Computer Software — 5.8%
Citrix Systems, Inc.†	114,310	2,571,975
DST Systems, Inc.†	70,810	3,214,774
Electronic Arts, Inc.†	92,090	4,916,685
Mercury Interactive Corp.†	86,060	3,556,860

Electronics — 11.4%
Analog Devices, Inc.	122,860	4,190,755
Broadcom Corp., Class A†	47,150	1,410,256
Integrated Circuit Systems, Inc.†	68,110	1,244,370
KLA-Tencor Corp.†	115,730	4,515,784
Marvell Technology Group, Ltd.†	97,970	3,280,036
Millipore Corp.†	29,050	1,400,791
PMC-Sierra, Inc.†	303,060	2,442,664
Waters Corp.†	138,500	5,488,755
Xilinx, Inc.	151,470	4,080,602

Internet Content — 0.6%
InterActiveCorp†	65,442	1,422,709

Internet Software — 2.8%
Check Point Software Technologies, Ltd.†	127,760	2,676,572
Symantec Corp.†	226,940	4,261,933

Telecommunications — 4.6%
Amdocs, Ltd.†	157,800	4,214,838
Comverse Technology, Inc.†	147,390	3,359,018
NTL, Inc.†	29,522	1,888,818
Spectrasite, Inc.†	33,410	1,875,303

		79,011,603

MATERIALS — 2.3%
Chemicals — 2.0%
Monsanto Co.	46,310	2,714,692
Praxair, Inc.	48,600	2,275,938

Metals & Minerals — 0.3%
Aber Diamond Corp.	15,160	389,632
Aber Diamond Corp. (Canadian Shares)(1)	13,300	341,828

		5,722,090

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $228,055,132)		241,502,247

Short-Term Investment Securities — 1.2%

COMMERCIAL PAPER — 1.2%
Verizon Network Funding Corp. 2.92% due 05/02/05 (cost $2,869,767)		$2,870,000	2,869,767

TOTAL INVESTMENTS — (cost $230,924,899)@	99.7%		244,372,014
Other assets less liabilities—	0.3		666,445

NET ASSETS—	100.0%	$245,038,459

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis
ADR — American Depository Receipt
(1)	Illiquid security

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
AIG SunAmerica Asset Management Corp.	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 89.8%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 4.7%
Retail — 4.7%
Fortune Brands, Inc.	24,000	$2,029,920
Williams-Sonoma, Inc.†	105,700	3,539,893
Yankee Candle, Inc.†	114,600	3,184,734

		8,754,547

CONSUMER STAPLES — 1.1%
Food, Beverage & Tobacco — 0.6%
Hershey Foods Corp.	16,000	1,022,400

Household Products — 0.5%
Clorox Co.	16,000	1,012,800

		2,035,200

ENERGY — 3.3%
Energy Services — 0.6%
Patterson-UTI Energy, Inc.	50,800	1,217,676

Energy Sources — 2.7%
EOG Resources, Inc.	104,400	4,964,220

		6,181,896

FINANCE — 9.1%
Banks — 6.1%
Hibernia Corp., Class A	232,600	7,264,098
Signature Bank†	159,900	3,938,337

Financial Services — 3.0%
CapitalSource, Inc.	40,000	840,000
Providian Financial Corp.†	285,300	4,755,951

		16,798,386

HEALTHCARE — 12.5%
Drugs — 3.0%
Allergan, Inc.	20,000	1,407,800
Gilead Sciences, Inc.†	67,800	2,515,380
Millenium Pharmaceuticals, Inc.†	174,800	1,531,248

Health Services — 2.5%
Coventry Health Care, Inc.†	14,000	958,020
Neurocrine Biosciences, Inc.†	25,400	887,984
Quest Diagnostics, Inc.	10,000	1,058,000
Wellpoint, Inc.†	14,000	1,788,500

Medical Products — 7.0%
Biomet, Inc.	50,000	1,934,500
Cypress Biosciences, Inc.	200,000	2,060,000
Genzyme Corp.†	34,000	1,992,740
St. Jude Medical, Inc.†	177,300	6,920,019

		23,054,191

INDUSTRIAL & COMMERCIAL — 27.1%
Aerospace & Military Technology — 7.7%

Alliant Techsystems, Inc.†	60,200	4,164,636
General Dynamics Corp.	74,400	7,815,720
L-3 Communications Holdings, Inc.†	31,700	2,249,749

Business Services — 7.2%
Fastenal Co.	117,700	6,304,012
Nordson Corp.	114,000	3,673,080
Stericycle, Inc.†	69,900	3,402,033

Machinery — 8.4%
Danaher Corp.	75,000	3,797,250
Dover Corp.	105,800	3,846,888
ITT Industries, Inc.	42,200	3,817,412
Rockwell Automation, Inc.	88,200	4,077,486

Multi-Industry — 1.9%
Roper Industries, Inc.	52,800	3,572,976

Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	66,200	3,415,920

		50,137,162

INFORMATION & ENTERTAINMENT — 9.1%
Broadcasting & Media — 0.6%
Radio One, Inc., Class D†	82,500	1,078,275

Entertainment Products — 0.5%
Mattel, Inc.	50,000	902,500

Leisure & Tourism — 8.0%
Applebee’s International, Inc.	119,200	2,953,776
Marriott International, Inc., Class A	24,000	1,506,000
Royal Caribbean Cruises, Ltd.	80,000	3,361,600
Ruby Tuesday, Inc.	121,900	2,742,750
Starwood Hotels & Resorts Worldwide, Inc. (2)	45,600	2,477,904
Yum! Brands, Inc.	40,000	1,878,400

		16,901,205

INFORMATION TECHNOLOGY — 21.2%
Computer Software — 1.2%
Siebel Systems, Inc.†	241,300	2,171,700

Electronics — 11.9%
Analog Devices, Inc.	205,700	7,016,427
Flextronics International, Ltd.†	351,800	3,922,570
Lam Research Corp.†	193,100	4,953,015
Marvel Technology Group, Ltd.†	121,700	4,074,516
National Semiconductor Corp.	105,500	2,012,940

Internet Software — 3.7%
Symantec Corp.†	360,000	6,760,800

Telecommunications — 4.4%
Andrew Corp.†	319,600	3,921,492
NII Holdings, Inc.	85,800	4,296,006

		39,129,466

MATERIALS — 0.5%
Forest Products — 0.5%
Smurfit-Stone Container Corp.†	63,900	837,729

UTILITIES — 1.2%

Electric Utilities — 1.2%
Peabody Energy Corp.		50,000	2,188,500

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $161,343,887)			166,018,282

Repurchase Agreements — 5.3%

State Street Bank & Trust Co. Joint Repurchase Agreement (1)		$895,000	895,000
UBS Warburg AG Joint Repurchase Agreement Account (1)		9,000,000	9,000,000

TOTAL REPURCHASE AGREEMENTS (cost $9,895,000)			9,895,000

TOTAL INVESTMENTS — (cost $171,238,887)@	95.1%		175,913,282
Other assets less liabilities—	4.9		9,043,567

NET ASSETS—	100.0%		$184,956,849

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	Consists of more than one class of securities traded together as a unit.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
AIG SunAmerica Asset Management Corp.	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 88.7%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 6.0%
Apparel & Textiles — 1.7%
Gymboree Corp.†	37,000	$422,910

Housing — 2.6%
HNI Corp.	13,300	673,778

Retail — 1.7%
Finish Line, Inc., Class A†	24,000	432,480

		1,529,168

CONSUMER STAPLES — 1.0%
Food, Beverage & Tobacco — 1.0%
SunOpta, Inc.†	37,400	172,414
Texas Roadhouse, Inc.†	3,200	83,264

		255,678

ENERGY — 3.8%
Energy Services — 3.8%
Hornbeck Offshore Services, Inc.†	13,400	308,200
Massey Energy Corp.	7,500	270,825
Todco†	17,400	387,150

		966,175

FINANCE — 8.0%
Banks — 5.0%
Franklin Bank Corp.†	22,600	379,906
Signature Bank†	35,900	884,217

Financial Services — 3.0%
CapitalSource, Inc.	6,000	126,000
International Securities Exchange, Inc.	2,000	52,640
MarketAxess Holdings, Inc.	19,300	236,618
Piper Jaffray Cos.	12,800	353,920

		2,033,301

HEALTHCARE — 15.0%
Drugs — 2.9%
Biomarin Pharmaceutical, Inc.	10,600	62,858
Idaho Biomedical Corp.†	10,600	170,660
Onyx Pharmaceuticals, Inc.†	6,300	194,607
Par Pharmaceutical Cos., Inc.†	10,600	318,318

Health Services — 2.0%
Cerner Corp.†	3,000	174,180
Pediatrix Medical Group, Inc.	2,500	170,225
United Surgical Partners Intenational, Inc.	3,500	154,875

Medical Products — 10.1%
Advanced Neuromodulation Systems, Inc.†	16,500	496,815
Animas Corp.	7,500	140,588
Cypress Biosciences, Inc.	20,600	212,180
Integra LifeSciences Holdings Corp.†	34,300	1,215,249

Medicines Co.†	20,600	439,810
Vnus Medical Technologies, Inc.†	6,000	57,660

		3,808,025

INDUSTRIAL & COMMERCIAL — 25.3%
Aerospace & Military Technology — 9.2%
Alliant Techsystems, Inc.†	12,200	843,996
Ametek, Inc.	39,500	1,495,865

Business Services — 4.3%
Nordson Corp.	22,700	731,394
Valassis Communications, Inc.†	10,600	373,650

Machinery — 4.3%
Idex Corp.	29,200	1,087,700

Multi-Industry — 4.7%
Roper Industries, Inc.	17,700	1,197,759

Transportation — 2.8%
C.H. Robinson Worldwide, Inc.	13,600	701,760

		6,432,124

INFORMATION & ENTERTAINMENT — 3.6%
Leisure & Tourism — 3.6%
Applebee’s International, Inc.	24,800	614,544
Royal Caribbean Cruises, Ltd.	7,000	294,140

		908,684

INFORMATION TECHNOLOGY — 23.0%
Computer Services — 5.0%
Keane, Inc.†	24,500	291,550
Lawson Software, Inc.†	93,800	495,264
Niku Corp.	30,000	472,800

Computer Software — 3.0%
Hyperion Solutions Corp.†	6,000	244,020
Parametric Technology Corp.†	74,600	396,872
Take Two Interactive Software, Inc.	5,000	117,650

Electronics — 4.4%
Lam Research Corp.	33,600	861,840
PMC-Sierra, Inc.†	25,000	201,500
Vitesse Semiconductor Corp.†	30,000	62,400

Internet Content — 2.2%
Blue Nile, Inc.†	6,000	151,020
CNET Networks, Inc.†	41,300	409,489

Internet Software — 3.2%
Support.com, Inc.†	52,500	249,375
Symantec Corp.†	30,000	563,400

Telecommunications — 5.2%
Alvarion, Ltd.	41,300	360,549
JAMDAT Mobile, Inc.†	200	3,412
SafeNet, Inc.†	24,000	670,800
Tekelec†	21,300	289,893

		5,841,834

MATERIALS — 3.0%
Metals & Minerals — 3.0%

Global Industries, Inc.†		34,100	328,724
Worthington Industries, Inc.		25,600	416,256

			744,980

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $23,361,146)			22,519,969

Repurchase Agreement — 7.0%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,769,000)		$1,769,000	1,769,000

TOTAL INVESTMENTS — (cost $25,130,146)@	95.7%		24,288,969
Other assets less liabilities—	4.3		1,102,273

NET ASSETS—	100.0%		$25,391,242

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO GROWTH PORTFOLIO

Marsico Capital Management, LLC	Investment Portfolio — April 30, 2005
(unaudited)

	Shares/
Common Stock — 98.3%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 8.8%
Apparel & Textiles — 1.9%
Nike, Inc., Class B	32,331	$2,483,344

Housing — 1.8%
Lennar Corp., Class A	46,581	2,397,524

Retail — 5.1%
Lowe’s Cos., Inc.	129,809	6,764,347

		11,645,215

CONSUMER STAPLES — 6.0%
Household Products — 6.0%
Procter & Gamble Co.	146,395	7,927,289

ENERGY — 6.1%
Energy Services — 6.1%
Exxon Mobil Corp.	60,130	3,429,214
TXU Corp.	54,146	4,645,185

		8,074,399

FINANCE — 18.2%
Banks — 2.6%
UBS AG	43,465	3,490,240

Financial Services — 15.6%
Chicago Merchantile Exchange Holdings, Inc.	13,295	2,599,438
Countrywide Credit Industries, Inc.	138,809	5,023,498
Goldman Sachs Group, Inc.	63,489	6,779,990
SLM Corp.	130,753	6,229,073

		24,122,239

HEALTHCARE — 30.2%
Drugs — 2.5%
Pfizer, Inc.	52,070	1,414,742
Sanofi Aventis ADR	43,576	1,933,467

Health Services — 10.7%
UnitedHealth Group, Inc.	149,526	14,131,703

Medical Products — 17.0%
Genentech, Inc.†	145,283	10,306,376
Johnson & Johnson	66,434	4,559,365
Zimmer Holdings, Inc.†	93,690	7,628,240

		39,973,893

INDUSTRIAL & COMMERCIAL — 13.4%
Machinery — 2.5%
Caterpillar, Inc.	37,436	3,296,240

Multi-Industry — 6.6%
General Electric Co.	241,942	8,758,300

Transportation — 4.3%

FedEx Corp.	68,219	5,795,204

		17,849,744

INFORMATION & ENTERTAINMENT — 9.2%
Leisure & Tourism — 9.2%
Carnival Corp.	25,992	1,270,489
Four Seasons Hotels, Inc.	16,246	1,031,133
MGM Mirage, Inc.†	42,958	2,998,898
Starbucks Corp.†	65,848	3,260,793
Wynn Resorts, Ltd.†	67,922	3,595,791

		12,157,104

INFORMATION TECHNOLOGY — 6.4%
Communication Equipment — 4.2%
QUALCOMM, Inc.	157,714	5,502,642

Computers & Business Equipment — 1.0%
Dell, Inc.†	38,235	1,331,725

Internet Content — 1.2%
Google, Inc., Class A†	7,455	1,640,100

		8,474,467

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $104,596,169)		130,224,350

Repurchase Agreement — 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25% dated 04/29/05 to be repurchased 05/02/05 in the amount of $355,037 and collateralized by $365,000 of United States Treasury Notes, bearing interest at 2.00% due 08/31/2005 having an approximate value of $364,935 (cost $355,000) (cost $355,000)		$355,000	355,000

TOTAL INVESTMENTS — (cost $104,951,169)@	98.6%		130,579,350
Other assets less liabilities —	1.4		1,853,824

NET ASSETS —	100.0%		$132,433,174

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 96.7%
		Value
	Shares	(Note 1)

HEALTHCARE — 0.5%
Medical Products — .5%
Alexion Pharmaceuticals, Inc.†	9,400	$194,956

INDUSTRIAL & COMMERCIAL — 3.4%
Business Services — 1.7%
Maxim Integrated Products, Inc.†	18,700	699,380

Machinery — 1.7%
Zebra Technologies Corp., Class A†	14,050	671,028

		1,370,408

INFORMATION & ENTERTAINMENT — 1.4%
Broadcasting & Media — 1.4%
Comcast Corp., Class A†	10,200	327,522
Gemstar-TV Guide International, Inc.†	53,200	204,820

		532,342

INFORMATION TECHNOLOGY — 91.4%
Communication Equipment — 4.6%
Juniper Networks, Inc.†	32,292	729,477
QUALCOMM, Inc.	31,998	1,116,410

Computers & Business Equipment — 15.7%
Apple Computer, Inc.†	6,800	245,208
AudioCodes Ltd.†	17,800	172,838
EMC Corp.†	109,540	1,437,165
Intel Corp.	94,750	2,228,520
Network Appliance, Inc.†	18,275	486,663
Sun Microsystems, Inc.†	78,500	284,955
VERITAS Software Corp.†	70,124	1,443,853

Computer Services — 1.6%
Salesforce.com, Inc.†	45,200	654,496

Computer Software — 18.8%
Adobe Systems, Inc.	8,674	515,843
Electronic Arts, Inc.†	4,300	229,577
Mercury Interactive Corp.†	31,000	1,281,230
Microsoft Corp.	105,998	2,681,749
Novell, Inc.†	169,000	998,790
Oracle Corp.†	116,200	1,343,272
Red Hat, Inc.†	19,000	204,250
Verint Systems, Inc.†	8,400	267,288

Electronics — 21.6%
Ati Technologies, Inc.†	13,000	192,400
Altera Corp.†	24,000	497,520
Analog Devices, Inc.	9,275	316,370
Applied Materials, Inc.†	40,750	605,952
Broadcom Corp., Class A†	21,599	646,026
Cymer, Inc.†	9,000	223,110
Emulex Corp.†	20,100	312,153
Integrated Device Technology, Inc.†	20,600	220,420
KLA-Tencor Corp.	9,725	379,470
Kopin Corp.†	76,000	233,320

Linear Technology Corp.		19,800	707,652
Marvell Technology Group, Ltd.†		19,850	664,578
National Semiconductor Corp.		27,400	522,792
Netease.com, Inc. ADR†		7,300	360,547
Novellus Systems, Inc.†		12,700	297,561
PMC-Sierra, Inc.†		22,600	182,156
Seagate Technology†		37,400	657,492
Texas Instruments, Inc.		46,000	1,148,160
Xilinx, Inc.		16,500	444,510

Internet Content — 6.5%
eBay, Inc.†		12,700	402,971
Google, Inc.†		2,500	550,000
InterActiveCorp†		25,450	553,283
Overstock.com, Inc.†		2,200	77,616
Shanda Interactive Entertainment, Ltd. ADR†		3,700	119,029
Yahoo!, Inc.†		26,400	911,064

Internet Software — 4.9%
Akamai Technologies, Inc.†		32,800	387,368
Check Point Software Technologies, Ltd.†		19,950	417,953
Symantec Corp.†		19,600	368,088
VeriSign, Inc.†		29,175	771,970

Telecommunications — 17.7%
Amdocs, Ltd.†		24,700	659,737
Andrew Corp.†		38,500	472,395
Arbinet Holdings, Inc.†		30,200	583,162
Cisco Systems, Inc.†		119,499	2,064,943
Comverse Technology, Inc.†		33,300	758,907
Corning, Inc.†		80,800	1,111,000
Lucent Technologies, Inc.†		96,600	234,738
Nextel Communications, Inc., Class A†		23,825	666,862
Nortel Networks Corp.†		51,500	128,235
Sonus Networks, Inc.†		49,100	168,904
Tellabs, Inc.†		28,900	224,264

			36,566,262

TOTAL INVESTMENTS — (cost $41,495,252)@	96.7%		38,663,968
Other assets less liabilities —	3.3		1,333,348

NET ASSETS —	100.0%		$39,997,316

† Non-income producing security
@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO

Franklin Advisory Services, LLC	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 98.0%
	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 24.7%
Apparel & Textiles — 6.1%
Jones Apparel Group, Inc.	109,700	$3,340,365
Liz Claiborne, Inc.	81,000	2,869,830
Reebok International, Ltd.	70,000	2,842,700
V.F. Corp.	35,565	2,012,623

Automotive — 7.2%
American Axle & Manufacturing Holdings, Inc.	84,200	1,680,632
ArvinMeritor, Inc.	202,800	2,409,264
AutoNation, Inc.†	174,300	3,184,461
BorgWarner, Inc.	16,800	768,096
Dana Corp.	202,950	2,317,689
Group 1 Automotive, Inc.†	18,800	472,820
Modine Manufacturing Co.	61,800	1,673,544
PACCAR, Inc.	7,050	478,695

Housing — 2.1%
Pulte Homes, Inc.	39,000	2,786,550
Texas Industries, Inc.	20,400	942,072

Retail — 9.3%
BJ’s Wholesale Club, Inc.†	100,500	2,678,325
Borders Group, Inc.	114,900	2,779,431
Federated Department Stores, Inc.	23,600	1,357,000
Office Depot, Inc.†	165,900	3,248,322
Payless ShoeSource, Inc.†	235,900	3,222,394
RadioShack Corp.	53,000	1,323,410
United Stationers, Inc.†	53,600	2,260,848

		44,649,071

CONSUMER STAPLES — 7.7%
Food, Beverage & Tobacco — 6.2%
Constellation Brands, Inc., Class A†	64,600	3,405,066
Corn Products International, Inc.	62,200	1,369,644
Del Monte Foods Co.†	271,000	2,826,530
Universal Corp.	77,400	3,533,310

Household Products — 1.5%
Silgan Holdings, Inc.†	45,200	2,765,336

		13,899,886

ENERGY — 7.0%
Energy Services — 7.0%
Amerada Hess Corp.	2,700	252,855
Constellation Energy Group, Inc.	2,675	140,598
PNM Resources, Inc.	57,250	1,582,963
Pogo Producing Co.	51,900	2,336,019
Puget Energy, Inc.	108,300	2,321,952
Rowan Cos., Inc.	100,000	2,653,000
SEACOR Holdings, Inc.†	43,100	2,457,131
WPS Resources Corp.	15,500	817,315

		12,561,833

FINANCE — 23.3%
Banks — 13.4%
Astoria Financial Corp.	132,100	3,501,971
Central Pacific Financial Corp.	82,100	2,676,460
Commercial Federal Corp.	86,000	2,245,460
Hibernia Corp., Class A	108,100	3,375,963
Popular, Inc.	103,800	2,401,932
Sovereign Bancorp, Inc.	87,100	1,791,647
TD Banknorth Inc.	10,045	309,386
UnionBanCal Corp.	49,500	3,047,220
Washington Federal, Inc.	91,977	2,050,167
Whitney Holding Corp.	62,200	2,815,794

Financial Services — 3.7%
A.G. Edwards, Inc.	79,900	3,172,829
MAF Bancorp, Inc.	86,000	3,472,680

Insurance — 6.2%
Old Republic International Corp.	105,100	2,480,360
PartnerRe, Ltd.	3,200	186,496
Platinum Underwriters Holdings, Ltd.	85,000	2,516,000
Radian Group, Inc.	75,200	3,341,136
StanCorp Financial Group, Inc.	36,400	2,785,328

		42,170,829

HEALTHCARE — 5.0%
Health Services — 2.9%
Pacificare Health Systems, Inc.†	42,200	2,521,872
Universal Health Services, Inc., Class B	48,500	2,751,890

Medical Products — 2.1%
Owens & Minor, Inc.	127,500	3,698,775

		8,972,537

INDUSTRIAL & COMMERCIAL — 12.0%
Aerospace & Military Technology — 1.1%
Goodrich Corp.	50,800	2,047,240

Business Services — 2.1%
Hughes Supply, Inc.	70,800	1,847,880
Tech Data Corp.†	52,300	1,910,519

Machinery — 6.4%
Cooper Industries, Ltd., Class A	35,100	2,234,466
Harsco Corp.	18,900	1,013,985
Mueller Industries, Inc.	54,200	1,403,780
Parker-Hannifin Corp.	23,700	1,420,578
Terex Corp.†	81,775	3,056,750
Textron, Inc.	31,300	2,358,455

Multi-Industry — 1.8%
URS Corp.†	105,100	3,231,825

Transportation — 0.6%
GATX Corporation	35,000	1,145,200

		21,670,678

INFORMATION & ENTERTAINMENT — 1.0%
Leisure & Tourism — 1.0%
Jack In The Box, Inc.	51,800	1,893,808

INFORMATION TECHNOLOGY — 8.1%
Communication Equipment — 1.1%
Anixter International, Inc.†	54,000	1,993,680

Computers & Business Equipment — 1.1%
IKON Office Solutions, Inc.	232,600	2,011,990

Electronics — 2.8%
Moog, Inc., Class A†	114,500	3,413,245
Solectron Corp.†	11,600	38,280
Vishay Intertechnology, Inc.†	157,000	1,678,330

Telecommunications — 3.1%
ADC Telecommunications, Inc.†	969,900	2,201,673
Andrew Corp.†	260,300	3,193,881
Nortel Networks Corp.†	41,000	102,090

		14,633,169

MATERIALS — 7.5%
Chemicals — 3.7%
Albemarle Corp.	65,500	2,397,955
Crompton Corp.	78,700	1,105,735
Cytec Industries, Inc.	69,300	3,196,116

Forest Products — 0.5%
MeadWestvaco Corp.	30,500	898,225

Metals & Minerals — 3.3%
Ball Corp.	22,400	884,800
Reliance Steel & Aluminum Co.	75,100	2,833,523
United States Steel Corp.	53,100	2,270,556

		13,586,910

REAL ESTATE — 0.8%
Real Estate Companies — 0.8%
Beazer Homes USA, Inc.	30,675	1,398,780

Real Estate Investment Trusts — 0.0%
FelCor Lodging Trust, Inc.†	4,050	49,572

		1,448,352

UTILITIES — 0.9%
Electric Utilities — 0.9%
Northeast Utilities	86,100	1,576,491

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $168,709,982)		177,063,564

Repurchase Agreement — 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25% dated 04/29/05 to be repurchased 05/02/05 in the amount of $521,054 and collateralized by $535,000 of United States Treasury Bills, bearing interest at 2.00% due 08/31/05 having an approximate value of $534,905 (cost $521,000)		$521,000	521,000

TOTAL INVESTMENTS —
(cost $169,230,982)@	98.3%		177,584,564
Other assets less liabilities—	1.7		3,092,820

NET ASSETS—	100.0%		$180,677,384

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO

Putnam Investment Management, LLC	Investment Portfolio — April 30, 2005 (unaudited)

Common Stock — 98.8%	Shares	Value (Note 1)(1)

AUSTRALIA — 0.5%
Adelaide Brighton, Ltd.	1,248,379	$1,571,473

BELGIUM — 0.4%
Inbev NV	39,338	1,251,904

BRAZIL — 1.9%
Petroleo Brasileiro SA ADR	65,300	2,738,029
Tele Norte Leste Participacoes SA ADR	170,022	2,516,326
Uniao de Bancos Brasileiros SA GDR	33,300	1,105,227

		6,359,582

CANADA — 2.6%
Canadian Imperial Bank of Commerce	60,500	3,594,035
Canadian Natural Resources, Ltd.	44,500	2,206,787
Dofasco, Inc.	61,500	1,576,234
TELUS Corp.	32,400	997,260

		8,374,316

DENMARK — 1.8%
Danske Bank A/S	141,200	4,136,579
TDC A/S	38,750	1,655,238

		5,791,817

FINLAND — 1.0%
Nokia Oyj	215,350	3,441,441

FRANCE — 11.1%
Assurances Generales de France	23,332	1,866,720
AXA†	162,284	4,000,629
BNP Paribas SA	110,435	7,276,935
Cie de Saint-Gobain SA	77,605	4,379,117
France Telecom SA	145,281	4,252,834
PSA Peugeot Citroen	34,599	2,049,773
Renault SA	40,261	3,372,226
Societe Generale, Class A	23,640	2,356,854
Total SA	7,424	1,647,546
Veolia Environnement	52,762	1,989,258
Vivendi Universal SA†	105,298	3,128,334

		36,320,226

GERMANY — 7.4%
Adidas-Salomon AG	16,200	2,510,908
Allianz AG	23,800	2,849,012
BASF AG	69,610	4,505,776
Deutsche Telekom AG†	143,741	2,686,273
E.ON AG	87,606	7,384,158
Hannover Rueckversicherung AG	37,898	1,413,471
Siemens AG	23,243	1,703,829
TUI AG	54,900	1,324,664

		24,378,091

GREECE — 0.8%
Hellenic Telecommunications Organization SA	139,000	2,589,242

HONG KONG — 1.4%
China Telecom Corp., Class H	2,434,000	828,638
Swire Pacific, Ltd., Class A	315,500	2,651,140
Wing Hang Bank, Ltd.	172,000	1,089,393

		4,569,171

IRELAND — 2.3%
Allied Irish Banks, PLC	253,219	5,151,965
Bank of Ireland	148,643	2,239,357

		7,391,322

ITALY — 1.2%
Eni SpA	114,600	2,878,175
Telecom Italia SpA	293,518	995,556

		3,873,731

JAPAN — 21.0%
Acom Co., Ltd.	21,080	1,352,101
Brother Industries, Ltd.	275,000	2,556,187
Canon Sales Co., Inc.	85,000	1,394,062
Canon, Inc.	59,800	3,105,278
Dai Nippon Printing Co., Ltd.	227,000	3,632,970
Funai Electric Co.	13,400	1,503,636
Hitachi, Ltd.	416,000	2,428,993
Japan Tobacco, Inc.	360	4,625,590
JFE Holdings, Inc.	52,700	1,451,397
Joyo Bank, Ltd.	244,000	1,215,704
Kaneka Corp.	151,000	1,639,528
Kubota Corp.	352,000	1,813,313
Mitsui O.S.K. Lines, Ltd.	211,000	1,325,019
Nippon Telegraph & Telephone Corp.	430	1,786,612
Nissan Motor Co., Ltd.	267,000	2,600,919
NTT DoCoMo, Inc.	1,075	1,655,274
Omron Corp.	117,500	2,539,201
Onward Kashiyama Co., Ltd.	243,000	3,118,243
Sankyo Co., Ltd.	154,000	3,193,589
Santen Pharmaceutical Co.†	144,300	3,213,466
Sanyo Shinpan Finance Co.	40,500	2,731,361
Taisho Pharmaceutical Co., Ltd.	131,000	2,795,715
Tanabe Seiyaku Co.	172,000	1,797,172
Tokyo Gas Co., Ltd.	686,000	2,743,672
Toyo Suisan Kaisha, Ltd.	170,000	2,666,391
Toyota Motor Corp.	123,000	4,457,289
Yamaha Motor Co., Ltd.	141,500	2,461,067
Yamanouchi Pharmaceutical Co., Ltd.	77,800	2,823,079

		68,626,828

NETHERLANDS — 7.1%
ABN AMRO Holding NV	179,124	4,384,051
European Aeronautic Defense and Space Co.†	72,344	2,059,270
ING Groep NV	210,994	5,785,140
Koninklijke KPN NV	374,025	3,121,800
Koninklijke Philips Electronics NV	182,234	4,545,605
TPG NV	116,928	3,180,266

		23,076,132

NORWAY — 0.6%
Norsk Hydro ASA, Class B	25,689	2,023,719

SINGAPORE — 1.5%
ComfortDelgro Corp., Ltd.	1,772,000	1,889,647
DBS Group Holdings, Ltd.	333,000	2,913,128

		4,802,775

SOUTH KOREA — 1.0%
Hankuk Paper Manufacturing Co., Ltd.	8,090	300,011
LG Engineering & Construction, Ltd.	95,030	2,856,961

		3,156,972

SPAIN — 2.1%
Iberdrola SA	98,812	2,576,545
Iberia Lineas Aereas de Espana	593,687	1,835,026
Telefonica SA	154,042	2,619,462

		7,031,033

SWEDEN — 5.6%
ForeningsSparbanken AB, Class A	112,500	2,647,579
Nordea AB	365,500	3,470,750
Skanska AB, Class B	196,400	2,363,880
SKF AB, Class B	73,900	3,115,411
Tele2 AB, Class B	47,575	1,507,172
Telefonaktiebolaget LM Ericsson, Class B†	1,283,248	3,805,342
Vostok Nafta Investment, Ltd.†	91,000	1,516,660

		18,426,794

SWITZERLAND — 7.7%
Credit Suisse Group†	159,760	6,725,111
Micronas Semiconductor Holding AG†	31,765	1,151,594
Roche Holding AG	42,447	5,135,221
Swiss Reinsurance	67,536	4,478,173
UBS AG	24,438	1,959,381
Zurich Financial Services AG (London)†	332	56,104
Zurich Financial Services AG (virt-x)†	32,969	5,568,759

		25,074,343

TAIWAN — 0.8%
Compal Electronics, Inc.	1	1
Taiwan Semiconductor Manufacturing Co., Ltd.	1,660,162	2,774,540

		2,774,541

UNITED KINGDOM — 18.6%
Barclays, PLC	781,906	8,053,358
BHP Billiton, PLC	348,013	4,241,677
BP, PLC	478,685	4,875,979
Dixons Group, PLC†	815,751	2,221,609
GUS, PLC	192,590	3,069,392
HBOS, PLC	157,214	2,323,449
Hilton Group, PLC	433,313	2,264,210
HSBC Holdings, PLC†	533,640	8,530,110
Rio Tinto, PLC	42,450	1,280,222
Royal Bank of Scotland Group, PLC†	303,486	9,156,533
Scottish Power, PLC	322,665	2,610,829
Shell Transport & Trading Co., PLC	609,437	5,457,765
Vodafone Group, PLC	2,550,831	6,658,089

		60,743,222

UNITED STATES — 0.4%
XL Capital, Ltd., Class A	18,932	1,330,920

TOTAL COMMON STOCK (cost $284,218,039)		322,979,595

Preferred Stock — 0.6%

BRAZIL — 0.6%
Banco Itau SA ADR (cost $1,103,757)		22,000	1,882,100

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $285,321,796)			324,861,695

TOTAL INVESTMENTS — (cost $285,321,796)@	99.4%		324,861,695
Other assets less liabilities—	0.6		2,084,348

NET ASSETS—	100.0%		$326,946,043

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at April 30, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Portfolio of Investments

Industry Allocation*

Banks	23.5%
Telecommunications	12.6
Energy Services	9.9
Insurance	8.3
Drugs	5.8
Automotive	4.6
Electronics	4.2
Metals & Minerals	3.9
Business Services	3.0
Financial Services	2.8
Food, Beverage & Tobacco	2.6
Leisure & Tourism	2.2
Transportation	2.0
Chemicals	1.9
Apparel & Textiles	1.7
Retail	1.6
Multi-Industry	1.5
Housing	1.4
Machinery	1.1
Broadcasting & Media	1.0
Computers & Business Equipment	1.0
Electrical Equipment	0.8
Gas & Pipeline Utilities	0.8
Aerospace & Military Technology	0.6
Forest Products	0.6

99.4%

*	Calculated as a percentage of net assets.

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO

Alliance Capital Management, L.P.	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock — 96.0%	Shares/ Warrants	Value (Note 1)(2)
AUSTRALIA — 2.0%
Coles Myer, Ltd.	217,930	$1,464,230
Rinker Group, Ltd.	302,084	2,698,192

		4,162,422

BERMUDA — 1.7%
Esprit Holdings, Ltd.	489,000	3,660,627

FRANCE — 6.0%
Cap Gemini SA†	16,695	520,131
Groupe DANONE SA	33,991	3,185,482
Renault SA	9,572	801,742
Sanofi-Synthelabo SA	36,109	3,197,472
Schneider Electric SA	16,709	1,203,018
Total SA	16,699	3,705,868

		12,613,713

GERMANY — 1.7%
SAP AG	23,185	3,646,757

INDIA — 0.4%
Infosys Technologies, Ltd.	17,463	761,108

IRELAND — 0.8%
Allied Irish Banks, PLC†	79,102	1,609,400

ITALY — 1.6%
Eni SpA (Energy)	138,264	3,472,496

JAPAN — 11.2%
Canon, Inc.	82,200	4,268,459
Denso Corp.	143,800	3,387,427
Honda Motor Co., Ltd.	53,900	2,573,033
Hoya Corp.	55,800	5,808,788
Keyence Corp.	11,300	2,483,797
Mitsubishi Corp.	228,400	3,113,854
Mitsubishi Tokyo†	245	2,111,844

		23,747,202

MEXICO — 2.0%
America Movil SA de CV, Series L ADR	59,700	2,964,105
Grupo Televisa SA Sponsored ADR	21,200	1,191,016

		4,155,121

NETHERLANDS — 0.6%
ING Groep NV	49,395	1,354,337

PANAMA — 1.8%
Carnival Corp.	78,600	3,841,968

SOUTH KOREA — 0.6%
Samsung Electronics Co., Ltd.	2,609	1,196,999

SPAIN —1.6%
Banco Bilbao Vizcaya Argentaria SA	133,803	2,072,687
Gestevis Telecinco SA†	54,452	1,245,316

		3,318,003

SWITZERLAND — 6.3%
Compagnie Financiere Richemont AG, A(1)	106,261	3,165,772
Credit Suisse Group†	51,391	2,163,308
Novartis AG	45,768	2,227,225
Roche Holding AG	22,791	2,757,246
UBS AG	38,613	3,095,898

		13,409,449

UNITED KINGDOM — 11.5%
GUS, PLC	78,454	1,250,356
Reckitt & Benckiser, PLC†	157,982	5,129,410
Royal Bank of Scotland Group, PLC†	137,842	4,158,857
SABMiller, PLC	202,131	2,996,875
Tesco, PLC†	1,244,098	7,342,192
WPP Group, PLC†	308,099	3,353,080

		24,230,770

UNITED STATES — 46.2%
ACE, Ltd.	54,500	2,341,320
AFLAC, Inc.	58,300	2,369,895
Alcon, Inc.	17,900	1,736,300
Ambac Financial Group, Inc.	8,200	548,170
American International Group, Inc.#	36,068	1,834,058
Apple Computer, Inc.†	23,500	847,410
Avon Products, Inc.	65,900	2,641,272
Caremark Rx, Inc.†	86,000	3,444,300
Citigroup, Inc.	109,230	5,129,441
Commerce Bancorp, Inc.	74,100	2,074,059
Corning, Inc.†	146,800	2,018,500
Danaher Corp.	81,600	4,131,408
Dell, Inc.†	65,800	2,291,814
EMC Corp.†	122,000	1,600,640
Fortune Brands, Inc.	44,900	3,797,642
General Electric Co.	178,300	6,454,460
Google, Inc., Class A†	9,000	1,980,000
Halliburton Co.	43,100	1,792,529
Juniper Networks, Inc.†	137,100	3,097,089
Lehman Brothers Holdings, Inc.	28,100	2,577,332
Lennar Corp., Class A	34,600	1,780,862
Lowe’s Cos., Inc.	103,300	5,382,963
Marvell Technology Group, Ltd.†	88,000	2,946,240
Nabors Industries, Ltd.†	65,700	3,539,259
Procter & Gamble Co.	92,800	5,025,120
St. Jude Medical, Inc.†	107,500	4,195,725
Target Corp.	64,600	2,998,086
Time Warner, Inc.†	69,300	1,164,933
United Technologies Corp.	27,900	2,837,988
UnitedHealth Group, Inc.	55,600	5,254,756
Wellpoint, Inc.†	47,100	6,017,025
Yahoo!, Inc.†	42,700	1,473,577
Zimmer Holdings, Inc.†	25,600	2,084,352

		97,408,525

TOTAL COMMON STOCK (cost $176,747,823)		202,588,897

Warrants — 0.9%†
UNITED KINGDOM — 0.9%
Deutsche Bank AG Expires 03/12/07 (Strike price $0.00)	667,000	1,787,454

Equity Certificates — 1.4%

TAIWAN — 0.9%
Hon Hai Precision Industry Co., Ltd.*	383,235	1,819,939

UNITED STATES — 0.5%
Citigroup Global Markets Holdings, Inc.*	243,200	1,154,929

TOTAL EQUITY CERTIFICATES (cost $2,557,540)	2,974,868

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $181,147,873)	207,351,219

TOTAL INVESTMENTS —
(cost $181,147,873)@	98.3%	207,351,219
Other assets less liabilities—	1.7	3,620,358

NET ASSETS—	100.0%	$210,971,577

† Non-income producing security

# Security represents an investment in an affiliated company
@ See Note 4 for cost of investments on a tax basis.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2005, the aggregate value of these securities was $2,974,868 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Consists of more than one class of securities traded together as a unit.
(2) A substantial number of the Portfolio’s holdings were valued using fair value procedures at April 30, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR - American Depository Receipt

Industry Allocation *

Retail	8.6%
Banks	7.2
Health Services	7.0
Medical Products	6.5
Food, Beverage & Tobacco	6.4
Household Products	6.1
Energy Services	5.9
Financial Services	4.7
Multi-Industry	4.5
Computers & Business Equipment	4.3
Insurance	4.0
Drugs	3.9
Business Services	3.3
Automotive	3.2
Electronics	3.1
Telecommunications	2.4
Computer Software	2.3
Machinery	2.0
Leisure & Tourism	1.8
Broadcasting & Media	1.7
Internet Content	1.6
Communication Equipment	1.5
Aerospace & Military Technology	1.3
Metals & Minerals	1.3
Banks	0.9
Computers & Business Equipment	0.9
Housing	0.8
Electrical Equipment	0.6
Financial Services	0.5

98.3%

*	Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba-Van Kampen)	Investment Portfolio — April 30, 2005 (unaudited)

Common Stock — 83.8%	Shares/
	Principal	Value
	Amount	(Note 1) (3)

AUSTRALIA — 2.9%
Alumina, Ltd.	48,471	$217,774
Amcor, Ltd.	37,637	191,692
AMP, Ltd.†	23,235	122,891
Australia & New Zealand Banking Group, Ltd.	25,262	427,286
Australian Gas Light Co., Ltd.	8,124	91,321
BHP Billiton, Ltd.	149,867	1,893,263
BHP Steel, Ltd.	30,622	183,603
Boral, Ltd.	24,934	113,233
Brambles Industries, Ltd.	17,296	106,382
Coca-Cola Amatil, Ltd.	8,968	58,099
Coles Myer, Ltd.	18,767	126,092
Commonwealth Bank of Australia	20,875	594,324
CSL, Ltd.	1,764	43,816
CSR, Ltd.	40,450	75,853
Foster’s Group, Ltd.	35,667	143,223
Insurance Australia Group, Ltd.	29,693	141,346
James Hardie Industries NV	19,938	87,515
John Fairfax Holdings, Ltd.	17,528	52,160
Leighton Holdings, Ltd.	4,415	34,237
Lend Lease Corp., Ltd.	7,244	67,720
Macquarie Bank, Ltd.	3,651	131,286
Macquarie Infrastructure Group	39,541	112,724
Mayne Nickless, Ltd.	15,732	43,162
National Australia Bank, Ltd.	27,118	619,314
Newcrest Mining, Ltd.	13,882	161,078
OMV AG	1,797	552,712
OneSteel, Ltd.	23,737	40,866
Orica, Ltd.	11,966	147,726
Origin Energy, Ltd.	27,023	148,155
Pacific Dunlop, Ltd.	3,411	24,972
Paperlinx, Ltd.	19,267	42,722
Patrick Corp., Ltd.	14,094	59,963
QBE Insurace Group, Ltd.	11,892	139,250
Rinker Group, Ltd.	39,781	355,321
Rio Tinto, Ltd.	12,999	422,035
Santos, Ltd.	20,240	146,591
Sonic Healthcare, Ltd.	2,396	22,180
Southcorp, Ltd.	12,444	41,272
Stockland†	736	3,316
Suncorp-Metway, Ltd.	9,634	148,837
TABCORP Holdings, Ltd.	7,087	86,199
Telstra Corp., Ltd.	37,714	142,780
Transurban Group	9,658	56,054
Wesfarmers, Ltd.	6,564	185,234
Westpac Banking Corp., Ltd.	29,521	449,642
WMC Resources, Ltd.	48,739	302,156
Woodside Petroleum, Ltd.	16,148	296,949
Woolworths, Ltd.	17,269	207,206

		9,861,532

AUSTRIA — 0.7%
Bank Austria Creditanstalt AG	2,786	257,001
Boehler-Uddeholm AG	503	64,980
Erste Bank der Oesterreichischen Sparkassen AG†	19,638	948,746
Flughafen Wien AG	1,865	120,874
Immofinanz Immobilien Anlagen AG†	20,815	189,093
Mayr-Melnhof Karton AG	817	121,422

Radex Heraklith Industriebeteiligungs AG†	1,617	46,005
Telekom Austria AG	12,550	241,188
VA Technologie AG	1,194	95,263
Voestalpine AG	1,051	71,101
Wienerberger AG	2,454	103,781

		2,259,454

BELGIUM — 0.7%
AGFA-Gevaert NV	2,068	67,446
Bekaert SA	183	14,114
Belgacom SA†	1,863	71,474
Cumerio†	798	10,772
Dexia	22,191	510,901
Electrabel SA	537	249,589
Fortis	30,366	844,030
Inbev NV	1,616	51,428
KBC Bankverzekeringsholding	3,061	242,221
Solvay SA	1,506	171,404
UCB SA	2,818	137,122
Umicore	798	69,226

		2,439,727

BRAZIL — 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acuca Sponsored ADR	600	12,060
Companhia Siderurgica Nacional SA	3,720	81,167
Souza Cruz SA	4,000	46,431
Uniao de Bancos Brasileiros SA GDR	3,500	116,165

		255,823

CHILE — 0.1%
Maanshan Iron & Steel, Ltd.	168,000	57,456
PICC Property & Casualty Co., Ltd.†	332,000	84,943
Weiqiao Textile Co	33,500	44,260

		186,659

CHINA — 0.6%
Aluminium Corporation of China, Ltd., Class H	316,000	172,055
Beijing Capital International Airport Co., Ltd., Class H	130,000	45,759
Beijing Datang Power Generation Co., Ltd., Class H	136,000	105,207
China Life Insurance Co., Ltd., Class H†	714,000	469,307
China Oilfield Services, Ltd., Class H	148,000	50,065
China Shipping Container Lines, Ltd.	205,000	95,717
Esprit Holdings, Ltd.	41,519	310,809
Hutchison Telecommunications International, Ltd.†	68,000	64,643
Jiangxi Copper Co., Ltd.	112,000	54,319
Kerry Properties, Ltd.	25,000	54,778
Shandong International Power Development Co., Ltd.	136,000	42,121
Ping An Insurance Group Co. of China, Ltd.†	252,000	385,995
Ship Finance International, Ltd.	458	8,514
Sinopec Shanghai Petrochemical Co., Ltd.	224,000	82,782
Sinopec Zhenhai Refining & Chemical Co., Ltd.	68,000	75,988
Yue Yuen Industrial Holdings, Ltd.	48,000	136,210

		2,154,269

DENMARK — 0.4%
Danske Bank A/S	19,795	579,912
DSV A/S	800	61,017

GN Store Nord A/S	9,400	98,339
ISS International	600	48,006
Novo Nordisk A/S, Class B	7,550	380,732
Novozymes A/S, Class B	2,428	118,048
TDC A/S	1,700	72,617
Vestas Wind Systems A/S†	4,900	61,983

		1,420,654

FINLAND — 1.2%
Fortum Oyj	13,215	200,074
Kesko Oyj, Class B	6,336	152,808
Kone Corp., Class B†	1,366	103,623
Metso Oyj	7,573	137,141
Neste Oil OYJ†	3,303	73,788
Nokia Oyj	126,073	2,014,733
Outokumpu Oyj	8,315	116,738
Sampo Oyj, Class A	11,042	153,973
Stora Enso Oyj	23,255	308,507
TietoEnator Oyj	5,549	167,799
UPM-Kymmene Oyj	19,440	388,716
Uponor Oyj	1,067	21,149
Wartsila Oyj, Class B	1,696	44,838

		3,883,887

FRANCE — 6.0%
Accor SA	8,228	376,069
Alcatel SA†	33,460	360,089
Alstom SA†	124,832	96,665
Atos Origin SA†	413	24,852
Autoroutes du Sud de la France	2,777	143,678
AXA†	29,215	720,209
BNP Paribas SA	26,177	1,724,891
Bouygues SA	6,420	255,913
Business Objects SA†	1,235	32,001
Caisse Nationale du Credit Agricole SA	10,853	281,002
Cap Gemini SA†	2,957	92,125
Carrefour SA	6,477	314,775
Cie de Saint-Gobain SA	8,494	479,302
CNP Assurances	1,506	102,216
Dassault Systemes SA	1,145	53,763
Essilor International SA†	754	53,852
Establissements Economiques du Casino Guichard-Perrachon SA	316	23,413
France Telecom SA†	27,412	802,436
Gecina SA	1,481	167,493
Groupe Danone†	3,938	369,051
Hermes International	211	40,200
Imerys SA	1,392	99,394
Klepierre	1,249	120,075
L’Air Liquide SA	4,012	715,977
Lafarge SA	6,092	554,021
Lagardere S.C.A.	3,012	217,823
LVMH Moet Henessy Louis Vuitton SA	5,200	367,477
Michelin SA, Class B	2,309	139,855
Pinault-Printemps-Redoute SA	1,345	132,297
PSA Peugeot Citroen	2,629	155,752
Publicis Groupe	2,001	57,262
Renault SA	2,706	226,652
Sagem SA	1,739	35,789
Sanofi-Synthelabo SA(2)	27,157	2,404,767
Schneider Electric SA†	5,897	424,573
Societe BIC SA	1,367	73,879
Societe Generale, Class A	10,273	1,024,195
Societe Television Francaise 1	2,466	69,808
Sodexho Alliance SA	4,236	141,976
STMicroelectronics NV	6,570	93,187

Suez SA†	17,092	466,914
Technip SA	299	50,688
Thales SA	3,391	137,483
Thomson	5,184	127,885
Total SA(2)	19,468	4,320,369
Unibail (Union du Credit-Bail Immobilier)	2,019	249,200
Valeo SA	1,868	81,585
Veolia Environnement	3,248	122,458
Vinci SA	1,944	292,076
Vivendi Universal SA†	18,823	559,219
Zodiac SA	301	14,602

		19,991,233

GERMANY — 5.2%
Adidas-Salomon AG	968	150,035
Allianz AG	10,364	1,240,637
Altana AG	2,506	156,812
BASF AG	18,440	1,193,600
Bayer AG	23,021	755,389
Bayerische Hypo-und Vereinsbank AG†	29,648	701,838
Beiersdorf AG	3,909	422,525
Commerzbank AG†	35,613	781,952
Continental AG	1,817	133,862
DaimlerChrysler AG	12,366	485,422
Deutsche Bank AG	18,591	1,519,024
Deutsche Boerse AG	7,778	588,235
Deutsche Lufthansa AG†	5,246	67,723
Deutsche Post AG†	19,093	447,042
Deutsche Telekom AG	61,381	1,147,106
Douglas Holding AG	586	19,886
E.ON AG(2)	23,695	1,997,211
Epcos AG†	1,265	14,448
Fresenius Medical Care AG	1,985	159,361
Gehe AG	1,266	100,317
HeidelbergCement AG	2,224	128,758
Hypo Real Estate Holding AG†	5,100	211,788
Infineon Technologies AG†	7,121	59,399
KarstadtQuelle AG†	417	4,025
Lanxess AG†	1,612	33,315
Linde AG	3,561	235,800
MAN AG	3,015	126,859
Merck KGaA	1,433	109,713
Metro AG	4,595	242,704
Muenchener Rueckversicherungs-Gesellschaft AG	1,602	175,779
Puma AG	356	81,933
RWE AG	13,223	790,501
SAP AG	5,200	817,905
Schering AG	5,035	332,357
Siemens AG	21,233	1,556,486
ThyssenKrupp AG	10,881	200,228
TUI AG	5,542	133,721
Volkswagen AG	3,223	134,210

		17,457,906

GREECE — 0.2%
Alpha Credit Bank	5,280	170,129
EFG Eurobank Ergasias SA	3,749	112,572
National Bank of Greece SA	8,110	271,315
OPAP SA	6,300	164,470
Titan Cement Co. SA	2,300	72,800

		791,286

HONG KONG — 2.8%
Angang New Steel, Class H	86,000	46,570
ASM Pacific Technology, Ltd.	2,000	8,141
Bank of East Asia, Ltd.	64,919	190,749

BOC Hong Kong (Holdings), Ltd.	171,500	326,768
Byd Co., Ltd., Class H	14,500	41,315
Cathay Pacific Airways, Ltd.	50,000	95,120
Cheung Kong Holdings, Ltd.	69,000	652,674
Cheung Kong Infrastructure Holdings, Ltd.	44,000	139,463
China Petroleum & Chemical Corp., Class H	1,612,000	636,625
China Shipping Development Co., Ltd., Class H	124,000	109,746
China Southern Airlines Co., Ltd., Class H†	112,000	37,930
China Telecom Corp., Class H	1,332,000	453,470
CLP Holdings, Ltd.	83,200	473,569
Hang Lung Properties, Ltd.	88,000	135,495
Hang Seng Bank, Ltd.	35,300	483,304
Henderson Land Development Co., Ltd.	35,000	163,178
Hong Kong & China Gas Co., Ltd.	169,754	347,944
Hong Kong Electric Holdings, Ltd.	64,500	295,203
Hong Kong Exchanges & Clearing, Ltd.	50,000	121,818
Hopewell Holdings, Ltd.	31,000	75,740
Huaneng Power International, Inc., Class H	294,000	224,012
Hutchison Whampoa, Ltd.†	97,500	874,454
Hysan Development Co., Ltd.	32,295	66,796
Jiangsu Express Co.	118,000	54,370
Johnson Electric Holdings, Ltd.	73,800	66,134
Li & Fung, Ltd.	78,000	149,840
MTR Corp., Ltd.	65,264	104,300
New World Development Co., Ltd.	109,133	118,276
PCCW, Ltd.	170,130	100,928
PetroChina Co., Ltd.	1,688,000	1,002,259
Shangri-La Asia, Ltd.	54,151	82,708
Sino Land Co., Ltd.	39,156	37,152
Sinotrans, Ltd., Class H(1)	172,000	50,930
South China Morning Post Holdings, Ltd.	14,000	6,610
Sun Hung Kai Properties, Ltd.†	61,000	585,928
Swire Pacific Ltd., Class A	43,000	361,328
Techtronic Industries Co.	43,000	96,416
Television Broadcasting, Ltd.	15,000	75,492
Wharf Holdings, Ltd.	57,742	193,279
Yanzhou Coal Mining, Ltd.	118,000	162,393
Zhejiang Expressway	136,000	94,756

		9,343,183

IRELAND — 0.5%
Allied Irish Banks, PLC	26,046	529,074
Bank of Ireland	30,419	458,273
CRH, PLC	19,613	488,701
DCC, PLC	950	20,885
Elan Corp., PLC†	9,600	51,436
Independent News, PLC	7,600	23,435
Irish Life & Permanent, PLC	1,300	21,621

		1,593,425

ITALY — 2.1%
Alleanza Assicurazioni SpA	5,666	67,344
Assicurazione Generali SpA	8,592	264,428
Autogrill SpA†	5,083	71,545
Autostrade Meridionali SpA	10,316	272,415
Banca Antonveneta SpA†	1,060	35,340
Banca Fideuram SpA	2,017	10,524
Banca Intesa SpA	9,550	41,335
Banca Monte dei Paschi di Siena SpA	10,459	36,723
Banca Nazionale del Lavoro SpA†	11,348	35,774
Banca Popolare di Milano SpA	3,981	37,841
Banche Popolari Unite	1,514	32,076

Banco Popolare di Verona e Novara Scrl	8,460	155,945
Benetton Group SpA	1,455	13,398
Capitlia SpA	7,294	39,097
Enel SpA	40,734	386,580
Eni SpA	85,108	2,137,485
Fiat SpA†	8,612	56,851
Finmeccanica SpA	179,512	166,766
IntesaBci SpA	83,987	401,812
Italcementi SpA	1,055	17,179
Luxottica Group SpA	3,676	73,294
Mediaset SpA	9,106	118,443
Mediobanca SpA	5,759	94,865
Mediolanum SpA	1,516	9,857
Pirelli & C. SpA	76,954	87,412
Riunione Adriatica di Sicurta SpA	3,122	68,018
Sanpaolo IMI SpA	32,301	478,700
Seat Pagine Gialle SpA†	49,081	19,014
Snam Rete Gas SpA	7,331	41,257
Telecom Italia Mobile SpA	7,284	42,528
Telecom Italia SpA	145,747	410,844
Telecom Italia SpA	224,726	762,227
Tiscali SpA†	1,975	5,804
UniCredito Italiano SpA	106,213	595,958

		7,088,679

JAPAN — 23.1%
77 Bank, Ltd.	15,000	101,596
Acom Co., Ltd.	3,500	224,495
Advantest Corp.	3,100	216,544
Aeon Credit Service, Ltd.	1,100	72,533
Aiful Corp	1,025	74,785
AIFUL Corp.†	2,050	152,522
Ajinomoto Co., Inc.	28,000	335,764
ALPS ELECTRIC Co., Ltd.	7,000	109,433
AMADA Co., Ltd.	8,000	49,359
Asahi Breweries, Ltd.	16,400	208,499
Asahi Glass Co., Ltd.	48,200	531,133
Asahi Kasei Corp.	50,000	240,535
Asatsu-DK, Inc.	1,100	34,053
Bank of Fukuoka, Ltd.	25,000	150,770
Bank of Yokohama, Ltd.	55,000	312,284
Benesse Corp.	2,200	71,027
Bridgestone Corp.	40,400	770,493
Canon, Inc.	34,600	1,796,699
Casio Computer Co., Ltd.	15,600	212,952
Central Japan Railway Co.	63	515,978
Chiba Bank, Ltd.	33,000	202,381
Chubu Electric Power Co., Inc.	20,300	486,275
Chugai Pharmaceutical Co., Ltd.	10,505	163,233
Citizen Watch Co., Ltd.	12,000	109,067
Coca Cola West Japan, Ltd.	600	13,737
Comsys Holdings Corp.	1,000	8,527
Credit Saison Co., Ltd.	6,600	224,781
CSK Corp.	3,800	144,661
Dai Nippon Printing Co., Ltd.	18,400	294,479
Daicel Chemical Industries, Ltd.	4,000	21,365
Daiichi Pharmaceutical Co., Ltd.	11,400	263,231
Daikin Industries, Ltd.	13,400	333,716
Daimaru, Inc.	11,000	95,647
Dainippon Ink & Chemicals, Inc.	26,000	70,316
Daito Trust Construction Co., Ltd.	4,500	179,972
Daiwa Bank Holdings, Inc.†	208,000	390,887
Daiwa House Industry Co., Ltd.	24,400	271,297
Daiwa Securities Group, Inc.	144,000	905,477
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	58,471
Denso Corp.	28,609	673,928

Dowa Mining Co., Ltd.	23,000	150,253
East Japan Railway Co.	147	763,995
Ebara Corp.	12,600	50,479
Eisai Co., Ltd.†	13,000	431,809
FamilyMart Co., Ltd.	2,400	74,491
Fanuc, Ltd.	7,200	423,772
Fast Retailing Co., Ltd.†	4,000	236,472
Fuji Photo Film Co., Ltd.	19,600	645,855
Fuji Television Network, Inc.	18	37,818
Fujikura, Ltd.	6,000	25,933
Fujitsu, Ltd.	75,400	411,550
Furukawa Electric Co., Ltd.†	22,600	99,455
Hankyu Department Stores, Inc.	4,000	28,262
Hirose Electric Co., Ltd.	1,400	141,772
Hitachi, Ltd.	136,800	798,765
Hokkaido Electric Power, Inc.	1,000	20,046
Hokuhoku Financial Group, Inc.	44,000	123,919
Honda Motor Co., Ltd.	42,352	2,021,764
Hoya Corp.	4,450	463,246
Isetan Co., Ltd.	7,000	83,465
Ishikawajima-Harima Heavy Industries Co., Ltd.†	31,000	50,579
Ito En, Ltd.	900	44,180
Ito-Yokado Co., Ltd.	13,600	461,461
Itochu Corp.	48,000	235,871
Itochu Technology Science Corp.	1,700	54,306
Japan Airlines Systems Corp.	37,000	104,745
Japan Real Estate Investment Corp.	12	98,899
Japan Tobacco, Inc.	39	501,106
JFE Holdings, Inc.	24,400	671,994
JGC Corp.	5,000	51,020
Joyo Bank, Ltd.	32,000	159,437
JSR Corp.	6,000	120,185
Jusco Co., Ltd.	17,600	272,881
Kajima Corp.	44,800	169,441
Kamigumi Co., Ltd.	1,000	7,796
Kaneka Corp.	10,000	108,578
Kansai Electric Power Co., Inc.	34,300	690,634
Kao Corp.	28,800	660,379
Kawasaki Heavy Industries, Ltd.	32,000	61,582
Kawasaki Kisen Kaisha, Ltd.	3,000	19,465
Keihin Electric Express Railway Co., Ltd.	17,000	103,043
Keio Teito Electric Railway Co., Ltd.	7,000	39,504
Keyence Corp.	1,400	307,727
Kikkoman Corp.	5,000	48,051
Kinden Corp.	1,000	8,339
Kinki Nippon Railway Co., Ltd.	67,500	209,369
Kirin Brewery Co., Ltd.	40,800	396,533
Kobe Steel, Ltd.	125,000	224,282
Kokuyo Co., Ltd.	2,000	25,833
Komatsu, Ltd.	42,800	300,981
Konami Co., Ltd.	4,400	93,972
Konica Corp.	19,000	182,752
Koyo Seiko Co., Ltd.	1,000	13,444
Kubota Corp.	57,000	293,633
Kuraray Co., Ltd.	14,000	129,413
Kurita Water Industries, Ltd.	3,000	46,409
Kyocera Corp.	6,900	507,894
Kyowa Hakko Kogyo Co., Ltd.	16	118
Kyushu Electric Power Co., Inc.	10,200	218,963
Lawson, Inc.	2,200	85,217
Mabuchi Motor Co., Ltd.	1,300	77,962
Marubeni Corp.	47,200	153,109
Marui Co., Ltd.	17,500	223,996

Matsushita Electric Industrial Co., Ltd.	90,000	1,308,769
Matsushita Electric Works, Ltd.	5,000	41,934
Meiji Dairies Corp.	8,000	44,352
Meiji Seika Kaisha, Ltd.	10,000	48,009
Meitec Corp.	1,000	32,982
Millea Holdings, Inc.	52	706,196
Minebea Co., Ltd.	10,000	39,616
Mitsubishi Chemical Corp.	67,000	211,920
Mitsubishi Corp.	47,000	640,767
Mitsubishi Electric Corp.	79,800	419,692
Mitsubishi Estate Co., Ltd.	67,000	714,352
Mitsubishi Heavy Industries, Ltd.	136,400	361,572
Mitsubishi Logistcs Corp.	3,000	30,828
Mitsubishi Materials Corp.	77,000	177,582
Mitsubishi Rayon Co., Ltd.	19,000	71,554
Mitsubishi Tokyo Financial Group, Inc.†	188	1,620,517
Mitsui & Co., Ltd.	56,600	536,604
Mitsui Chemicals, Inc.	19,000	107,409
Mitsui Fudosan Co., Ltd.	57,000	632,322
Mitsui Marine & Fire Co., Ltd.	106,000	957,152
Mitsui Mining & Smelting Co., Ltd.	46,000	196,867
Mitsui O.S.K. Lines, Ltd.	5,000	31,399
Mitsui Trust Holdings, Inc.	65,518	645,227
Mitsukoshi, Ltd.	15,000	70,351
Mizuho Finance, Inc.	460	2,153,133
Murata Manufacturing Co., Ltd.	9,800	482,488
Namco, Ltd.	3,000	40,039
NEC Corp.	68,800	377,168
Nec Electronics Corp.	2,000	89,689
Net One Systems Co., Ltd.	27	68,248
NGK Insulators, Ltd.	16,400	168,042
NGK Spark Plug Co., Ltd.	9,000	93,766
Nidec Corp.	1,900	222,130
Nikko Securities Co., Ltd.	53,000	245,816
Nikon Corp.	12,000	125,695
Nintendo Co., Ltd.	4,700	532,157
Nippon Building Fund, Inc.	11	98,628
Nippon Express Co., Ltd.	35,400	171,089
Nippon Meat Packers, Inc.	12,400	156,273
Nippon Mining Holdings, Inc.	14,000	83,481
Nippon Mitsubishi Oil Corp.	68,200	476,409
Nippon Sheet Glass Co., Ltd.	15,000	60,938
Nippon Steel Corp.	321,000	805,148
Nippon Telegraph & Telephone Corp.	325	1,350,346
Nippon Unipac Holding, Inc.	32	137,096
Nippon Yusen Kabushiki Kaisha	50,000	294,207
Nishimatsu Construction Co., Ltd.	1,000	3,736
Nissan Chemical Industries, Ltd.	4,000	34,636
Nissan Motor Co., Ltd.	120,500	1,173,823
Nisshin Seifun Group, Inc.	6,000	62,376
Nisshinbo Industries, Inc.	2,000	15,574
Nissin Food Products Co., Ltd.	3,200	84,836
Nitto Denko Corp.	9,400	509,530
Nomura Research Institute, Ltd.	1,000	94,480
Nomura Securities Co., Ltd.	86,000	1,077,933
NSK, Ltd.	27,000	132,534
NTN Corp.	15,000	79,203
NTT Data Corp.	68	208,306
NTT DoCoMo, Inc.	375	577,421
Obayashi Corp.	24,000	139,587
Obic	400	72,380
Oji Paper Co., Ltd.	44,800	238,066
Oki Electric Industry Co., Ltd.	25,000	93,031
Olympus Optical Co., Ltd.	5,000	100,312
Omron Corp.	9,000	194,492
Onward Kashiyama Co., Ltd.	6,000	76,994

Oracle Corp. Japan	1,800	78,221
Oriental Land Co., Ltd.	3,000	187,897
Orix Corp.†	3,900	529,897
Osaka Gas Co., Ltd.	99,200	311,411
Pioneer Corp.	6,751	114,450
Promise Co., Ltd.	4,200	270,873
Ricoh Co., Ltd.	28,000	444,013
Rohm Co., Ltd.	4,400	413,466
Sanden Corp.	1,000	4,709
Sankyo Co., Ltd.	18,504	383,728
Sanyo Electric Co., Ltd.	71,000	203,588
Sapporo Breweries, Ltd.	8,000	37,282
SECOM Co., Ltd.	6,000	239,356
Seiko Epson Corp.	3,800	131,410
Sekisui Chemical Co., Ltd.	13,000	93,866
Sekisui House, Ltd.	28,400	298,588
Seven-Eleven Japan Co., Ltd.	16,000	449,422
Sharp Corp.	37,800	587,603
Shimachu Co., Ltd.	2,400	61,695
Shimamura Co., Ltd.	900	74,308
Shimano, Inc.	4,700	155,445
Shimizu Corp.	34,000	160,246
Shin-Etsu Chemical Co., Ltd.	17,448	642,163
Shinsei Bank, Ltd.	25,000	135,258
Shionogi & Co., Ltd.	15,000	207,695
Shiseido Co., Ltd.	14,600	185,166
Shizuoka Bank, Ltd.	26,000	241,268
Showa Denko K.K.	26,000	65,875
Showa Shell Sekiyu K.K.	8,000	80,166
Skylark Co., Ltd.	5,000	83,037
SMC Corp.	2,500	262,158
Softbank Corp.	10,900	436,738
Sompo Japan Insurance, Inc.	37,000	357,049
Sony Corp.	31,847	1,152,944
Stanley Electric Co., Ltd.	2,000	32,302
Sumitomo Bakelite Co., Ltd.	4,000	24,829
Sumitomo Chemical Co., Ltd.	55,400	282,440
Sumitomo Corp.	32,400	273,207
Sumitomo Electric Industries, Ltd.	24,200	251,804
Sumitomo Heavy Industries, Ltd.	11,000	44,440
Sumitomo Metal Industries, Ltd.	189,000	330,249
Sumitomo Metal Mining Co., Ltd.	43,400	304,014
Sumitomo Mitsui Financial Group	193	1,241,864
Sumitomo Realty & Development Co., Ltd.	23,000	260,963
Sumitomo Trust & Banking Co., Ltd.	67,000	417,593
Taiheiyo Cement Corp.	26,000	72,411
Taisei Corp.	17,000	59,459
Taisho Pharmaceutical Co., Ltd.	5,412	115,499
Taiyo Yuden Co., Ltd.	4,000	40,831
Takara Holdings, Inc.	5,000	31,999
Takashimaya Co., Ltd.	16,000	142,115
Takeda Chemical Industries, Ltd.	44,001	2,137,167
Takefuji Corp.†	3,070	192,766
TDK Corp.	5,200	362,567
Teijin, Ltd.	35,800	161,661
Teikoku Oil Co., Ltd.	4,000	28,264
Terumo Corp.	8,300	245,320
THK Co., Ltd.	600	11,205
TIS, Inc.	2,002	71,530
Tobu Railway Co., Ltd.	36,200	135,034
Toho Co., Ltd.	3,000	47,336
Tohoku Electric Power Co., Inc.	19,900	384,216
Tokyo Broadcasting System, Inc.	4,000	74,628
Tokyo Corp.	41,000	197,482
Tokyo Electric Power Co., Inc.	49,900	1,196,184
Tokyo Electron, Ltd.	7,600	388,047

Tokyo Gas Co., Ltd.	104,400	417,550
TonenGeneral Sekiyu K.K.	4,000	42,679
Toppan Printing Co., Ltd.	17,200	186,503
Toray Industries, Inc.	49,100	218,390
Toshiba Corp.	122,000	495,775
Tosoh Corp.	19,000	88,372
Tostem Inax Holding Corp.	7,000	125,322
Toto, Ltd.	19,200	162,621
Toyo Seikan Kaisha, Ltd.	8,000	146,417
Toyobo Co., Ltd.	3,000	7,037
Toyoda Gosei Co., Ltd.	600	10,930
Toyota Industries Corp.	4,150	113,947
Toyota Motor Corp.	118,100	4,279,723
Trend Micro, Inc.	4,500	163,931
UFJ Holdings, Inc.†	175	917,562
Uni-Charm Corp.	1,500	67,003
Uniden Corp.	3,000	60,041
UNY Co., Ltd.	5,000	57,934
USS Co., Ltd.	1,000	78,940
Wacoal Corp.	3,000	37,552
West Japan Railway Co.	15	55,538
World Co., Ltd.	1,200	39,727
Yahoo Japan Corp.	82	182,961
Yahoo Japan Corp.	82	183,786
Yakult Honsha Co., Ltd.	4,000	79,224
Yamada Denki Co., Ltd.	4,600	220,296
Yamaha Corp.	5,000	73,863
Yamaha Motor Co., Ltd.	2,000	34,785
Yamanouchi Pharmaceutical Co., Ltd.	24,221	878,892
Yamato Transport Co., Ltd.	12,000	158,281
Yamazaki Baking Co., Ltd.	4,000	35,451
Yokogawa Electric Corp.	9,000	116,478

		77,588,243

LUXEMBOURG — 0.1%
Arcelor	17,205	348,256

MALAYSIA — 0.6%
AMMB Holdings BHD	78,100	51,850
Berjaya Sports Toto BHD	41,600	44,070
British American Tobacco Malaysia BHD	8,900	100,883
Commerce Asset-Holding BHD	74,600	88,047
Development & Commercial Bank Holdings BHD	74,000	43,896
Gamuda BHD	23,600	28,856
Genting BHD	20,000	96,950
Hong Leong Bank BHD	39,500	53,091
IOI Corp. BHD	39,000	94,058
Kuala Lumpur Kepong BHD	21,300	36,440
Magnum Corp. BHD	35,100	19,144
Malakoff BHD	33,000	63,913
Malayan Banking BHD	94,500	289,461
Malaysia International Shipping Corp. BHD	30,500	143,175
Maxis Communications BHD	40,000	101,709
Nestle (Malaysia) Berind	6,000	38,100
Oyl Industries BHD	4,400	41,132
Petronas Gas BHD	8,000	14,873
PLUS Expressways BHD	91,500	72,099
Proton Holdings BHD	14,000	28,936
Public Bank BHD	55,000	99,993
Resorts World BHD	26,000	65,518
Sime Darby BHD	76,300	118,612
SP Setia BHD	41,600	43,870
Tanjong, PLC	14,400	48,190
Telekom Malaysia BHD	47,000	119,629

Tenaga Nasional BHD	48,200	134,576
YTL Corp. BHD	49,066	69,296

		2,150,367

NETHERLANDS — 4.0%
ABN AMRO Holding NV(2)	58,346	1,428,015
Aegon NV	55,958	701,994
Akzo Nobel NV	9,676	397,300
ASML Holding NV†	16,913	244,453
Corio NV	2,558	137,324
DSM NV	2,779	186,663
Euronext NV	3,052	100,526
European Aeronautic Defense and Space Co.†	7,939	225,983
Hagemeyer NV†	2,229	5,040
Heineken NV	17,551	557,708
ING Groep NV	65,319	1,790,950
Koninklijke KPN NV	42,857	357,706
Koninklijke Philips Electronics NV(2)	27,193	678,296
Numico Kon NV†	6,594	273,078
Oce NV	2,542	37,868
Reed Elsevier NV	12,657	182,176
Rodamco Europe NV	2,100	158,634
Royal Dutch Petroleum Co.(2)	68,697	4,006,626
TPG NV	21,028	571,930
Unilever NV(2)	15,106	973,485
Vedior NV	7,182	110,446
VNU NV	4,676	131,611
Wereldhave NV	1,042	102,631
Wolters Kluwer NV	6,673	118,786

		13,479,229

NEW ZEALAND — 0.0%
Carter Holt Harvey, Ltd.	35,241	47,949

NORWAY — 0.4%
Den Norske Bank ASA	8,148	77,736
Frontline, Ltd.	950	41,958
Norsk Hydro ASA, Class B	5,567	438,555
Norske Skogindustrier ASA, Class A	4,200	73,287
Orkla ASA	5,900	197,484
Statoil ASA	18,400	323,981
Tanderg ASA	600	6,122
Telenor ASA†	8,100	67,656
Tomra Systems ASA	3,358	12,312
Yara International ASA†	9,167	122,208

		1,361,299

PORTUGAL — 0.2%
Banco Comercial Portugues SA	55,624	149,326
Brisa Auto Estrada SA	13,263	105,864
Electricidade de Portugal SA	14,706	39,775
Portugal Telecom SGPS SA†	19,480	213,852
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA†	818	19,380

		528,197

SINGAPORE — 1.4%
Ascendas Real Estate Investment Trust	51,000	61,751
CapitaLand, Ltd.	68,000	106,103
CapitaMall Trust	44,000	58,656
Chartered Semiconductor Manufacturing, Ltd.†	68,000	39,791
City Developments, Ltd.	37,977	160,407
ComfortDelgro Corp., Ltd.	116,465	124,197

Creative Technology, Ltd.	3,703	31,966
Cycle & Carriage, Ltd.	8,000	59,829
DBS Group Holdings, Ltd.	71,929	629,244
Fraser & Neave, Ltd.	11,000	104,365
Keppel Corp., Ltd.	35,000	229,081
Keppel Land, Ltd.	25,000	38,575
Neptune Orient Lines, Ltd.	32,000	66,695
Oversea-Chinese Banking Corp., Ltd.	68,444	561,846
Overseas Union Enterprise, Ltd.	3,735	19,440
Parkway Holdings, Ltd.	43,000	43,744
SembCorp Industries, Ltd.	59,969	72,337
Sembcorp Marine	38,000	45,414
Singapore Airlines, Ltd.	33,000	226,041
Singapore Exchange, Ltd.	52,997	60,297
Singapore Land, Ltd.	11,000	39,759
Singapore Post, Ltd.	90,000	47,325
Singapore Press Holdings, Ltd.	101,936	271,673
Singapore Technologies Engineering, Ltd.	85,472	129,693
Singapore Telecommunications, Ltd.	435,550	681,893
St Assembly Test Services, Ltd.†	67,000	40,767
United Overseas Bank, Ltd.	76,044	665,615
United Overseas Land, Ltd.	27,704	37,627
Venture Corp., Ltd.	14,506	123,685

		4,777,816

SPAIN — 3.2%
Acciona SA	859	73,941
Acerinox, SA	7,333	109,251
ACS Actividades de Construccion y Services, SA	7,495	182,815
Altadis SA	16,621	705,368
Amadeus Global Travel Distrubution SA, Class A	15,321	143,076
Antena 3 Television SA	1,528	30,597
Autopistas, Concesionaria Espanola SA	15,483	340,459
Banco Bilbao Vizcaya Argentaria SA	77,639	1,202,674
Banco Popular Espanol SA	4,310	268,542
Banco Santander Central Hispano SA	108,743	1,269,706
Cintra Conces de Infraestructuras de Transporte SA†	6,915	74,049
Endesa SA	25,044	547,200
Fomento de Construcciones y Contratas SA	943	50,971
Gas Natural SDG, SA	38,487	1,097,547
Grupo Ferrovial SA	1,914	109,123
Iberdrola SA	21,667	564,972
Indra Sistemas SA	1,620	28,035
Industria de Diseno Textil, SA	5,838	173,217
Metrovacesa SA	727	39,329
Repsol YPF SA	28,259	718,247
Sociedad General de Aguas de Barcelona SA, Class A	5,788	118,292
Telefonica SA(2)	147,429	2,507,009
Union Fenosa SA	5,590	167,754
Vallehermoso SA	2,122	35,718

		10,557,892

SWEDEN — 1.7%
Alfa Laval AB	600	8,397
Assa Abloy AB, Class B	9,773	126,496
Atlas Copco AB, Class A	3,585	162,972
Atlas Copco AB, Class B	2,385	98,980
Electrolux AB, Class B	6,100	123,296
Eniro AB	3,200	36,381
Getinge AB	4,600	65,999
Hennes & Mauritz AB, Class B	9,600	331,296

Holmen AB, Class B	2,450	65,209
Modern Times Group AB, Class B†	1,000	30,824
Nordea AB	80,226	761,818
Sandvik AB	6,054	237,252
Scania AB, Series B	3,000	116,298
Securitas AB, Class B	17,444	280,185
Skandia Forsakrings AB	13,169	61,906
Skandinaviska Enskilda Banken AB, Class A	13,777	243,129
Skanska AB, Class B	11,413	137,367
SKF AB, Class B†	2,063	86,970
SSAB Svenskt Stal AB, Class A	1,050	24,200
Svenska Cellulosa AB, Class B	7,277	253,319
Svenska Handelsbanken AB, Class A	22,410	503,972
Swedish Match AB	8,700	102,667
Tele2 AB, Class B	1,600	50,688
Telefonaktiebolaget LM Ericsson, Class B	391,614	1,161,292
TeliaSonera AB	41,489	217,047
Volvo AB, Class A	3,065	119,676
Volvo AB, Class B	6,415	260,224
Wihlborgs Fastighe	1,300	31,707
WM-data AB, Class B	7,175	18,203

		5,717,770

SWITZERLAND — 5.2%
ABB, Ltd.†	50,975	316,560
Adecco SA	2,612	126,196
Ciba Specialty Chemicals AG	2,400	150,253
Clariant AG†	8,155	127,702
Compagnie Financiere Richemont AG, A	11,217	334,182
Credit Suisse Group	25,104	1,056,755
Geberit AG	120	80,528
Givaudan SA	272	171,152
Holcim, Ltd.	5,961	362,327
Kudelski SA†	202	6,645
Logitech International SA†	878	50,485
Lonza Group AG	1,378	82,963
Nestle SA(2)	14,421	3,786,970
Nobel Biocare AG	881	188,443
Novartis AG(2)	69,942	3,403,613
Roche Holding AG	20,571	2,488,671
Serono SA	319	203,358
SGS Societe Generale de Surveillance Holding SA, Series B	193	130,561
Straumann Holding AG	404	87,197
Swatch Group AG	1,474	38,673
Swatch Group AG, Class B	719	92,053
Swiss Reinsurance	2,410	159,802
Swisscom AG	597	206,025
Syngenta AG†	4,711	487,307
UBS AG(2)	36,085	2,893,209
Valora Holding AG†	50	10,897
Zurich Financial Services AG (virt-x)†	1,728	291,875

		17,334,402

THAILAND — 0.9%
Advance Agro, PCL†(1)	660	380
Advanced Info Service PCL(1)	133,000	320,319
Bangkok Bank, PCL	52,600	132,443
Bangkok Bank, PCL (Foreign Registered)	101,200	275,384
BEC World, PCL(1)	133,600	46,741
Charoen Pokphand Foods, PCL(1)	333,438	36,856
CMIC Finance & Securities, PLC, Class F†(1)	6,700	0
Delta Electronics Thai, PCL(1)	47,300	21,225
Electricity Generating PCL	25,564	50,896
Finance One, PCL†(1)	37,700	0
General Finance & Securities, PCL†(1)	7,650	0

Hana Microelectronics, PLC(1)	28,540	14,109
Kasikornbank PCL(2)	126,925	179,509
Kasikornbank, PCL (Foreign Registered)	84,700	115,411
Land & House, PCL	260,706	46,784
Land & House, PCL (Foreign Registered)	194,826	36,445
National Finance, PCL(1)	95,600	31,992
PTT Exploration and Production, PCL(1)	15,387	135,750
PTT, PCL(1)	110,900	562,302
Sahaviriya Steel	630,000	32,902
Shin Corp., PCL(1)	172,500	163,994
Siam Cement, PCL	45,900	277,365
Siam Cement, PCL (Foreign Registered)	25,347	145,445
Siam City Cement, PCL(1)	14,900	105,012
Siam Commercial Bank, PCL	75,000	89,840
Siam Commercial Bank, PCL (Foreign Registered) (1)	35,652	42,481
Tisco Finance, PCL	57,400	34,276
Univest Land, PCL†(1)	22,500	0

		2,897,861

UNITED KINGDOM — 19.4%
3i Group, PLC	4,613	56,362
Aegis Group, PLC	22,662	41,703
Alliance Unichem, PLC	1,908	29,093
AMEC, PLC	6,831	42,263
Amvescap, PLC	5,193	30,188
Anglo American, PLC	50,507	1,125,573
ARM Holdings, PLC	28,313	52,069
Arriva, PLC	5,793	56,034
Associated British Ports Holdings, PLC	10,539	92,902
AstraZeneca, PLC	47,377	2,077,376
Astro All Asia Networks, PLC†	58,300	79,937
Aviva, PLC	70,486	795,579
BAA, PLC	36,054	399,446
BAE Systems, PLC	91,048	444,576
Barclays, PLC	197,514	2,034,325
Barratt Developments, PLC	5,027	57,203
BBA Group, PLC	17,668	93,788
Bellway, PLC	2,254	32,950
Berkeley Group Holdings, PLC	2,361	34,762
BG Group, PLC	123,297	953,072
BHP Billiton, PLC	87,832	1,070,520
BICC, PLC	14,755	86,011
BOC Group, PLC	19,206	355,900
Boots Group, PLC	20,789	238,972
BP, PLC (2)	711,710	7,249,618
BPB, PLC	15,697	136,661
Brambles Industries, PLC	40,778	227,490
British Airways, PLC†	17,934	81,845
British American Tobacco, PLC	49,512	926,705
British Land Co., PLC	23,429	366,757
British Sky Broadcasting Group, PLC	22,914	237,157
BT Group, PLC	175,451	670,433
Bunzl, PLC	13,602	132,740
Cable & Wireless, PLC	39,903	91,496
Cadbury Schweppes, PLC	68,478	688,555
Capita Group, PLC	49,841	358,585
Carnival, PLC	7,549	389,697
Centrica, PLC	75,393	319,822
Cobham, PLC	3,014	74,503
Compass Group, PLC	91,054	407,362
Corus Group, PLC†	138,570	115,554
Daily Mail & General Trust	6,452	82,307
Davis Service Group, PLC	3,043	24,988
De La Rue, PLC	18,241	128,889
Diageo, PLC	112,146	1,660,254

Dixons Group, PLC	38,827	105,741
Electrocomponents, PLC	18,594	81,771
EMAP, PLC	5,393	82,072
EMI Group, PLC†	16,996	77,340
Enterprise Inns, PLC	15,513	216,023
FirstGroup, PLC	13,609	82,888
FKI, PLC	5,356	9,541
Friends Provident, PLC	52,133	160,224
George Wimpey, PLC	8,221	61,399
GKN, PLC	14,066	62,007
GlaxoSmithKline, PLC	167,168	4,207,688
Grafton Group, PLC†	7,350	82,383
Group 4 Securicor, PLC†	24,997	62,868
GUS, PLC	19,214	306,222
Hammerson, PLC	12,848	209,215
Hanson, PLC	26,804	247,554
Hays, PLC	117,222	292,603
HBOS, PLC	117,235	1,732,603
Hilton Group, PLC	70,260	367,133
HSBC Holdings, PLC	345,440	5,521,777
IMI, PLC	11,765	89,576
Imperial Chemical Industries, PLC	43,315	209,064
Imperial Tobacco Group, PLC	21,000	600,834
Intercontinental Hotels Group, PLC	28,011	332,834
Invensys, PLC†	38,515	9,461
J Sainsbury, PLC (1)	36,918	199,328
Johnson Matthey, PLC	9,950	174,179
Kesa Electricals, PLC	5,229	26,557
Kingfisher, PLC	23,473	110,633
Land Securities Group, PLC	20,967	533,836
Legal & General Group, PLC	173,458	346,707
Liberty International, PLC	11,327	204,431
Lloyds TSB Group, PLC	169,449	1,455,197
Logica, PLC	21,506	67,466
Man Group, PLC	1,691	39,375
Marks & Spencer Group, PLC	33,625	217,057
Meggitt, PLC	14,094	69,387
MFI Furniture Group, PLC	5,150	10,009
Misys, PLC	15,944	61,984
Mitchells & Butlers, PLC	23,188	132,737
National Express Group, PLC	5,132	82,565
National Grid Group, PLC	116,111	1,142,533
Next, PLC	5,284	149,717
Ocean Group, PLC	12,604	198,697
Pearson, PLC	16,488	200,426
Peninsular & Oriental Steam Navigation Co.	26,788	137,489
Persimmon, PLC	5,658	73,235
Pilkington, PLC	49,676	102,786
Prudential, PLC	46,572	419,985
Punch Taverns, PLC	11,099	134,190
Rank Group, PLC	25,780	127,932
Reckitt & Benckiser, PLC	34,465	1,119,021
Reed International, PLC	26,024	254,508
Rentokil Initial, PLC	129,653	389,064
Reuters Group, PLC	30,563	225,067
Rexam, PLC	18,438	162,111
Rio Tinto, PLC	38,090	1,148,731
Rolls-Royce Group, PLC	3,095,200	5,903
Rolls-Royce Group, PLC†	52,496	238,264
Royal & Sun Alliance Insurance Group, PLC	68,809	99,545
Royal Bank of Scotland Group, PLC	91,233	2,752,608
SABMiller, PLC	15,100	223,879
Sage Group, PLC	44,690	167,313
Scottish & Newcastle, PLC	5,078	44,108
Scottish and Southern Energy, PLC	31,936	573,117

Scottish Power, PLC	69,447	561,927
Serco Group, PLC	24,848	113,455
Severn Trent Water, PLC	16,398	303,996
Shell Transport & Trading Co., PLC	303,765	2,720,344
Signet Group, PLC	31,223	60,451
Slough Estates, PLC	18,157	166,619
Smith & Nephew, PLC	18,747	192,999
Smiths Industries, PLC	15,428	252,965
Stagecoach Group, PLC	23,616	46,692
Tate & Lyle, PLC	23,753	211,018
Taylor Woodrow, PLC	12,296	67,429
Tesco, PLC†	209,570	1,236,802
Tomkins, PLC	26,214	123,260
Unilever, PLC	100,130	953,042
United Business Media, PLC	7,098	67,331
United Utilities, PLC	2,516	30,565
Vodafone Group, PLC	1,167,335	3,046,937
Whitbread, PLC	13,209	214,764
William Hill, PLC	18,000	185,338
Wolseley, PLC	16,369	329,216
WPP Group, PLC	20,186	219,687
Yell Group, PLC	13,094	100,482
Yorkshire Water, PLC	18,824	227,235

		65,117,074

UNITED STATES — 0.1%
Synthes, Inc.†	1,870	212,062

TOTAL COMMON STOCK (cost $244,545,698)		280,846,134

Preferred Stock — 1.1%

BRAZIL — 1.0%
Ambev Cia de Bebid	751,172	205,551
Aracruz Celulose SA, Class B	19,984	61,647
Banco Bradesco SA	9,000	276,816
Banco Itau Holding Financeira SA	1,918	335,280
Caemi Mineracao e Metalurgica SA	74,000	56,484
Centrais Electricas Brasileiras SA, Class B	5,046,639	65,965
Companhia Energetica de Minas Gerais	4,447,000	124,678
Companhia Siderurgica de Tubarao	650,000	32,262
Companhia Vale do Rio Doce, Class A	25,035	586,147
Embraer — Empresa Brasileira de Aeronautica SA	15,891	113,126
Embratel Participa SA†	5,537,516	9,483
Gerdau Sa Siderurg	9,000	88,452
Klabin SA	27,000	40,044
Petroleo Brasileiro SA	25,000	934,349
Sadia SA	22,000	35,151
Tele Centro Sul Participacoes SA	10,621,000	68,678
Tele Norte Leste Participacoes SA	12,067	179,203
TeleCentro Oeste Celular Participacoes SA†	10,883,455	38,265
Telesp Celular Participacoes SA†	19,101,000	40,718
Usinas Siderurgicas de Minas Gerais SA, Class A	4,000	79,098
Votorantim Celulos e Papel SA	3,705	40,662

		3,412,059

GERMANY — 0.1%
Henkel KGAA	816	70,439
Porsche AG	91	58,898
ProSieben SAT.1 Media AG	1,267	21,763
RWE AG	137	7,116
Volkswagen AG	1,651	51,974

		210,190

SWITZERLAND — 0.0%
Schindler Holdings AG	250	91,463

TOTAL PREFERRED STOCK (cost $2,769,281)		3,713,712

Rights — 0.0%†

AUSTRIA — 0.0%
Immofinanz Immobilien Anlagen AG	20,815	1,429

BRAZIL — 0.0%
Tele Norte Leste SA	124	88

SWEDEN — 0.0%
SSAB Svenskt Stal AB	1,050	676

TOTAL RIGHTS (cost $0)		2,193

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $247,314,978)		284,562,039

Repurchase Agreement — 12.9%

Agreement with State Street Bank & Trust Co., bearing interest at 1.65% dated 04/29/05 to be repurchased 05/02/2005 in the amount of $43,395,966 and collateralized by $44,260,000 of United States Treasury Notes, bearing interest at 1.13% due 06/30/05 having an approximate value of $44,260,000 (cost $43,390,000)(2)		$43,390,000	43,390,000

TOTAL INVESTMENTS — (cost $290,704,978)@	97.8%		327,952,039
Other assets less liabilities —	2.2		7,356,647

NET ASSETS —	100.0%		$335,308,686

†   Non-income producing security
@  See Note 4 for cost of investments on a tax basis.

(1)	Fair valued security; see Note 1
(2)	The security or a portion thereof represents collateral for open futures contracts.
(3)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at April 30, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

Open Future Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	April 30, 2005	(Depreciation)
71 Long	Hang Seng Index Future	May 2005	$6,210,017	$6,252,276	$42,259
22 Long	IBEX 35 Index Future	May 2005	2,647,476	2,540,603	(106,873)
52 Long	MSCI Singapore Index Future	May 2005	1,605,971	1,589,428	(16,543)
136 Long	MSCI Taiwan Index Future	May 2005	3,258,835	3,270,800	11,965
152 Long	OMX Index Future	May 2005	1,651,460	1,595,245	(56,215)
173 Long	CAC40 10 Euro Future	June 2005	8,948,902	8,572,689	(376,213)
67 Long	DAX Index Future	June 2005	8,531,679	8,284,284	(247,395)
60 Long	FTSE 100 Index Future	June 2005	5,696,878	5,495,928	(200,950)
100 Long	Topix Index Future	June 2005	11,351,087	10,703,897	(647,190)

					$(1,597,155)

Open Forward Foreign Currency Contracts
Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
HKD	43,894,197	USD	5,642,000	05/09/05	$8,976
*JPY	1,696,670,594	USD	16,286,000	05/09/05	91,712
USD	5,642,000	GBP	2,982,017	05/09/05	42,735
USD	3,149,049	TWD	98,518,000	05/23/05	8,736
*EUR	8,639,720	USD	11,503,017	06/16/05	370,428
*GBP	3,506,732	USD	6,693,523	06/16/05	20,678
*JPY	1,301,258,052	USD	12,522,452	06/16/05	61,555

					$604,820

Open Forward Foreign Currency Contracts
Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
*USD	16,265,719	JPY	1,696,670,594	05/09/05	$(71,431)
*JPY	1,702,773,887	USD	16,249,000	05/18/05	(16,009)
*USD	16,426,845	JPY	1,702,773,887	05/18/05	(161,836)
*USD	31,651,461	EUR	23,595,819	06/16/05	(1,247,406)
*USD	11,990,018	GBP	6,290,932	06/16/05	(19,208)
*USD	23,658,795	JPY	2,458,695,254	06/16/05	(114,236)
USD	1,633,905	SEK	11,056,960	06/16/05	(83,493)
USD	1,550,770	SGD	2,509,087	06/16/05	(16,511)

					(1,730,130)

Net Unrealized Appreciation (Depreciation)					$(1,125,310)

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — United States Dollar

See Notes to Portfolio of Investments

Industry Allocation*
Banks	15.0%
Repurchase Agreement	13.0
Energy Services	10.0
Drugs	6.2
Food, Beverage and Tobacco	5.5
Telecommunications	5.5
Metals & Minerals	4.4
Automotive	3.4
Insurance	3.1
Electronics	2.7
Financial Services	2.5
Utilities	2.3
Chemicals	2.2
Business Services	2.1
Household Products	1.9
Real Estate Companies	1.9
Transportation	1.9
Retail	1.8
Leisure and Tourism	1.3
Multi-Industry	1.3
Machinery	1.3
Broadcasting and Media	1.2
Entertainment Products	1.2
Computers & Business Equipment	1.0
Energy Sources	0.8
Aerospace & Military Technology	0.6
Apparel & Textiles	0.6
Electrical Equipment	0.6
Forest Products	0.6
Medical Products	0.6
Computer Software	0.5
Building Materials	0.2
Internet Content	0.2
Real Estate Investment Trusts	0.2
Computer Services	0.1
Internet Software	0.1

97.8%

* Calculated as a percentage of net assets.

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO

Putnam Investment Management, LLC	Investment Portfolio — April 30, 2005 (unaudited)

Common Stock — 92.2%	Shares/ Principal Amount	Value (Note 1)(3)

BRAZIL — 7.0%
All America Latina Logistica SA GDR†*(2)	16,420	$471,737
Companhia Energetica de Minas Gerais Sponsored ADR	11,520	318,874
Companhia Vale do Rio Doce ADR	27,356	737,244
Companhia Vale do Rio Doce Sponsored ADR	51,525	1,195,380
Petroleo Brasileiro SA ADR	54,751	2,295,709
Tele Norte Leste Participacoes SA	47,300	942,820
Tele Norte Leste Participacoes SA ADR	129,636	1,918,613
Tractebel Energia SA	496	2
Uniao de Bancos Brasileiros SA GDR	54,887	1,821,700

		9,702,079

CANADA — 0.7%
Petrokazakhstan, Inc., Class A†	33,400	969,602

CHILE — 0.3%
Banco Santander Chile SA ADR	14,500	455,010

CHINA — 2.6%
Beijing Datang Power Generation Co., Ltd., Class H	660,000	510,564
China Life Insurance Co., Ltd., Class H†	1,925,000	1,265,289
Foxconn International Holdings, Ltd.†(2)	912,000	549,027
Lianhua Supermarket Holdings Co., Ltd.(2)	536,000	581,538
Shanghai Forte Land Co., Ltd.	2,092,000	551,607
The9, Ltd. ADR†	9,100	166,530

		3,624,555

EGYPT — 0.5%
Orascom Telecom Holding SAE GDR*(2)	18,200	746,200

HONG KONG — 5.9%
China Gas Holdings, Ltd.†	1,916,000	338,351
China Mobile (Hong Kong), Ltd.	763,000	2,663,677
China Netcom Group Corp., Ltd.	891,500	1,203,463
China Telecom Corp., Class H	1,654,000	563,092
CNOOC, Ltd.	1,723,500	928,288
Cosco Pacific, Ltd.	316,000	687,736
PetroChina Co., Ltd.	1,570,000	932,196
Yanzhou Coal Mining, Ltd.	598,000	822,974

		8,139,777

HUNGARY — 1.4%
MOL Magyar Olaj-es Gazipari Rt.	8,208	674,227
OTP Bank Rt.	25,492	783,898
OTP Bank Rt. GDR	1,555	97,113
OTP Bank, Ltd. ADR†*	6,280	385,592

		1,940,830

INDIA — 4.9%
HDFC Bank, Ltd.	28,544	353,145
Housing Development Finance Corp., Ltd.	21,797	366,461
Infosys Technologies, Ltd.	3,427	149,362
Natonal Thermal Power Corp., Ltd.	208,825	394,586
Oil & Natural Gas Corp., Ltd.	57,870	1,079,372
Ranbaxy Laboratories, Ltd.	20,195	423,694
Reliance Industries, Ltd.	178,589	2,166,603
Satyam Computer Services, Ltd.	199,260	1,832,183

		6,765,406

INDONESIA — 1.2%
PT Bank Central Asia Tbk	1,269,000	408,325
PT Perusahaan Gas Negara	1,305,000	355,715
PT Telekomunikasi Indonesia	2,125,000	951,007

		1,715,047

ISRAEL — 2.5%
Bank Hapoalim, Ltd.	446,083	1,528,976
Check Point Software Technologies, Ltd.†	25,307	530,181
Teva Pharmaceutical Industries, Ltd. ADR	43,220	1,350,193

		3,409,350

MALAYSIA — 3.2%
Airasia BHD(2)	992,000	423,247
Commerce Asset-Holding BHD	625,000	737,661
Genting BHD	106,000	513,836
IOI Properties BHD	367,000	762,504
Malaysia International Shipping Corp. BHD	106,000	485,297
Petronas Dagangan BHD	336,000	360,964
Public Bank BHD	622,765	1,115,301

		4,398,810

MEXICO — 6.5%
America Movil SA de CV, Series L ADR	32,243	1,600,865
Cemex SA de CV Sponsored ADR	54,188	1,950,768
Coca-Cola Femsa SA de CV ADR	43,500	993,105
Grupo Televisa SA Sponsored ADR	7,595	426,687
Telefonos de Mexico SA de CV ADR	55,132	1,868,975
Wal-Mart de Mexico SA de CV, Series V	566,012	2,098,540

		8,938,940

PANAMA — 0.3%
Banco Latinoamericano de Exportaciones SA	23,800	449,582

POLAND — 0.3%
Polski Koncern Naftowy Orlen SA	34,509	474,781

RUSSIA — 5.8%
LUKOIL Sponsored ADR	28,671	3,884,921
Mechel Steel Group OAO ADR†	17,200	461,304
RAO Unified Energy Systems Sponsored ADR	31,240	926,266
Sberbank RF GDR†	29,453	1,805,292
Surgutneftegaz-SP Sponsored ADR	25,600	894,720

		7,972,503

SOUTH AFRICA — 8.8%
African Bank Investments, Ltd.	300,859	803,922
Barloworld, Ltd.†	27,600	417,352
Consol, Ltd.†	70,899	119,925
FirstRand, Ltd.	190,400	404,512
Foschini, Ltd.	157,170	922,269
Impala Platinum Holdings, Ltd.	17,524	1,454,475
Liberty Group, Ltd.	68,800	701,427
MTN Group, Ltd.	159,584	1,131,419
Murray & Roberts Holdings, Ltd.	360,900	819,544
Reunert, Ltd.	126,217	736,264
Sanlam, Ltd.	767,787	1,451,244
Sasol, Ltd.	71,587	1,675,885
Standard Bank Group, Ltd.	149,541	1,499,036

		12,137,274

SOUTH KOREA — 17.8%
Amorepacific Corp.	2,720	674,005
Cheil Communications, Inc.	1,870	307,923
Daelim Industrial Co.	18,840	935,520
Daishin Securities Co.	26,020	313,048
GS Holdings Corp.	17,820	425,599
Hanjin Shipping	8,870	244,796
Hanwha Chemical Corp.†	51,520	613,068
Hyundai Department Store Co., Ltd†	9,780	431,819
Hyundai Mobis	12,040	788,602
Hyundai Motor Co., Ltd.	32,100	1,751,295
Hyundai Motor Co., Ltd. GDR†(2)	12,700	336,804
Kookmin Bank†	39,092	1,658,123
Korea Electric Power Corp.	37,450	1,087,841
KT Corp. Sponsored ADR	41,700	841,923
LG Electronics, Inc.	20,870	1,402,215
LG Engineering & Construction, Ltd.	27,050	813,225
POSCO	3,030	549,060
Samsung Electronics Co., Ltd.	17,849	8,189,051
Samsung Fire & Marine Insurance Co.	4,870	333,089
Samsung SDI Co., Ltd.	4,500	442,551
Shinhan Financial Group Co., Ltd.	26,270	681,480
Shinsegae Co., Ltd.	2,240	717,280
SK Telecom Co., Ltd. ADR	58,123	1,131,074

		24,669,391

SWEDEN — 1.4%
Vostok Nafta Investment, Ltd.†	114,240	1,903,992

TAIWAN — 15.3%
Acer, Inc.	526,150	864,990
AU Optronics Corp.	508,000	813,479
Cathay Financial Holding Co., Ltd.	1,219,000	2,216,759
Chinatrust Financial Holding Co., Ltd.	1,108,193	1,273,893
Chunghwa Telecom Co., Ltd.	417,000	822,626
E.Sun Financial Holding Co., Ltd.	1,183,000	968,573
Formosa Chemicals & Fibre Corp.	303,880	621,931
Formosa Plastic Corp.	485,288	836,151
Fubon Financial Holding Co., Ltd.	704,903	641,506
Hon Hai Precision Industry Co., Ltd.	315,032	1,506,959
MediaTek, Inc.	45,000	344,175
Novatek Microelectronics Corp., Ltd.	125,940	568,352
Phoenixtec Power Co., Ltd.	386,000	424,926
President Chain Store Corp.	281,342	519,367
Quanta Computer, Inc.	370,000	620,761
Siliconware Precision Industries Co.	727,900	637,892
Taiwan Semiconductor Manufacturing Co., Ltd.	2,180,180	3,643,618
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,200	354,732
Tong Yang Industry Co., Ltd.	312,143	425,975
United Microelectronics Corp.†	1,692,710	1,005,288
Wan Hai Lines, Ltd.	674,215	712,139
Yuanta Core Pacific Securities Co.	1,080,310	772,820
Zyxel Communications Corp.	233,097	540,845

		21,137,757

THAILAND — 3.1%
Advanced Info Service PCL(1)	284,800	685,917
Electricity Generating PCL	226,000	449,952
Kasikornbank PCL†	606,300	857,483
Krung Thai Bank PCL(1)	3,278,522	698,177
PTT PCL(1)	105,600	535,429
Siam Cement PCL†	104,600	599,305

Thai Airways International PCL(1)(2)		454,133	483,549

			4,309,812

TURKEY — 1.8%
Akbank TAS		181,181	871,354
Denizbank AS†(2)		159,979	446,743
Dogan Yayin Holding AS†		242,257	582,344
Ford Otomotiv Sanayi AS		85,907	574,346

			2,474,787

UNITED KINGDOM — 0.9%
Anglo American, PLC		59,420	1,324,204

TOTAL COMMON STOCK (cost $106,863,313)			127,659,689

Preferred Stock — 5.9%

BRAZIL — 5.3%
Banco Itau Holding Financeira SA		6,700	1,171,208
Brasil Telecom Participacoes SA ADR		18,091	591,395
Braskem SA		30,648,000	1,209,557
Companhia de Bebidas das Americas Preferred ADR		26,054	706,063
Companhia Energetica de Minas Gerais		611	17
Companhia Paulista de Forca e Luz, Class A		68	3
Companhia Paulista de Forca e Luz, Class C		40	2
CPFL Geracao de Energia SA		116	1
Perdigao SA		44,400	837,603
Petroleo Brasileiro SA ADR		77,225	2,838,019
Tractebel Energia SA, Pref B		504	2

			7,353,870

SOUTH KOREA — 0.6%
Samsung Electronics Co., Ltd.		2,606	786,828

TOTAL PREFERRED STOCK (cost $5,855,103)			8,140,698

Rights — 0.0%†

THAILAND — 0.0%
True Corp. PCL(1)(cost $0)		124,768	0

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $112,718,416)			135,800,387

Repurchase Agreement — 0.3%

Agreement with Bank of America NA, bearing interest at 2.95%, dated 04/29/05, to be repurchased 05/02/05 in the amount of $326,079 and collateralized by $335,000 of Federal Home Loan Mtg. Notes, bearing interest at 2.12%, due 06/30/05 and having an approximate value of $333,813 (cost $326,000)		$326,000	326,000

TOTAL INVESTMENTS — (cost $113,044,416)@	98.4%		136,126,387
Other assets less liabilities —	1.6		2,268,649

NET ASSETS —	100.0%		$138,395,036

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $1,603,529 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)	A substantial number of the portfolio’s holdings were valued using fair value procedures at April 30, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Total Return Swap

Description	Notional Amount	Termination Date	Unrealized Appreciation/ Depreciation

Agreement with Morgan Stanley dated April 29, 2005 to receive quarterly the total return on MSCI India and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 2.50%	$843,923	05/04/06	$—

Industry allocation *

Telecommunications	13.1%
Banks	13.0
Electronics	12.7
Energy Services	12.2
Metals & Minerals	5.6
Financial Services	5.2
Insurance	4.6
Chemicals	4.0
Retail	3.4
Automotive	2.8
Computer & Business Equipment	2.6
Energy Sources	2.3
Food, Beverage & Tobacco	2.2
Business Services	1.8
Computer Software	1.5
Multi-Industry	1.5
Electric Utilities	1.4
Drugs	1.3
Electrical Equipment	1.0
Leisure & Tourism	1.0
Transportation	1.0
Gas & Pipeline Utilities	0.9
Real Estate Companies	0.9
Broadcasting & Media	0.8
Household Products	0.5
Building Materials	0.4
Internet Software	0.4
Repurchase Agreement	0.3

98.4%

*	Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Templeton Investment Counsel, LLC	Investment Portfolio — April 30, 2005
(unaudited)

Common Stock 93.7%	Shares/ Principal Amount	Value (Note 1)(1)
AUSTRALIA — 3.9%
Alumina, Ltd.	389,964	$1,752,060
AMP, Ltd.	497,411	2,630,827
Iluka Resources, Ltd.	361,973	1,656,287
Mayne Nickless, Ltd.	534,602	1,466,709
National Australia Bank, Ltd.	134,192	3,064,644

		10,570,527

BRAZIL — 0.7%
Empresa Brasileira de Aeronautica SA ADR	64,610	1,863,352

CANADA — 1.7%
Alcan, Inc.	51,580	1,672,466
BCE, Inc.	119,420	2,866,156

		4,538,622

DENMARK — 1.4%
ISS A/S	30,080	2,406,689
Vestas Wind Systems A/S†*	118,543	1,499,513

		3,906,202

FINLAND — 2.3%
Metsa-Serla Oyj, Class B	101,560	550,362
Stora Enso Oyj	185,730	2,478,416
UPM-Kymmene Oyj	167,514	3,349,556

		6,378,334

FRANCE — 7.2%
Accor SA	51,306	2,344,991
AXA SA†	124,444	3,067,796
Michelin SA, Class B	50,675	3,069,358
Sanofi-Synthelabo SA	47,638	4,218,371
Suez SA	84,798	2,316,488
Total SA	12,805	2,841,706
Valeo SA	44,181	1,929,600

		19,788,310

GERMANY — 6.5%
BASF AG	63,266	4,095,136
Deutsche Post AG	192,153	4,499,053
E.ON AG	53,666	4,523,415
Gehe AG	19,048	1,509,351
Muenchener Rueckversicherungs-Gesellschaft AG*	7,180	787,822
Volkswagen AG	53,537	2,229,354

		17,644,131

HONG KONG — 3.1%
Cheung Kong Holdings, Ltd.	301,000	2,847,172
Hutchison Whampoa, Ltd.†	333,000	2,986,596
Swire Pacific Ltd., Class A	298,500	2,508,289

		8,342,057

ISRAEL — 1.0%
Check Point Software Technologies, Ltd.†	137,240	2,875,178

ITALY — 2.3%
Eni SpA	159,856	4,014,778

Riunione Adriatica di Sicurta SpA	103,354	2,251,732

		6,266,510

JAPAN — 10.4%
DDI Corp.	568	2,620,043
East Japan Railway Co.	495	2,572,635
Fuji Photo Film Co., Ltd.	50,700	1,670,655
Hitachi, Ltd.	373,000	2,177,919
Mabuchi Motor Co., Ltd.	45,800	2,746,676
NEC Corp.	344,000	1,885,841
Nintendo Co., Ltd.	26,000	2,943,849
Nippon Telegraph & Telephone Corp.	664	2,758,861
Olympus Optical Co., Ltd.	78,000	1,564,863
Ono Pharmaceutical Co., Ltd.	6,500	329,899
Sompo Japan Insurance, Inc.	213,000	2,055,443
Sony Corp.	67,100	2,429,194
Takeda Chemical Industries, Ltd.	51,900	2,520,829

		28,276,707

MEXICO — 0.9%
Telefonos de Mexico SA de CV ADR	69,320	2,349,948

NETHERLANDS — 6.8%
Akzo Nobel NV	66,090	2,713,676
IHC Caland NV	25,450	1,654,286
ING Groep NV	134,138	3,677,864
Koninklijke Philips Electronics NV	116,819	2,913,908
Reed Elsevier NV	118,557	1,706,428
Unilever NV	49,939	3,218,248
Wolters Kluwer NV	149,400	2,659,466

		18,543,876

NORWAY — 1.1%
Telenor ASA†	356,990	2,981,789

PORTUGAL — 0.9%
Portugal Telecom SGPS SA†	236,857	2,600,216

SINGAPORE — 0.9%
DBS Group Holdings, Ltd.	274,300	2,399,613

SOUTH KOREA — 5.9%
Kookmin Bank Sponsored ADR	61,020	2,608,605
Korea Electric Power Corp. ADR	174,110	2,576,828
KT Corp. Sponsored ADR	85,380	1,723,822
POSCO ADR	30,990	1,410,975
Samsung Electronics Co., Ltd. GDR†*	25,213	5,685,532
SK Telecom Co., Ltd. ADR	107,620	2,094,285

		16,100,047

SPAIN — 4.6%
Banco Santander Central Hispano SA	317,987	3,712,884
Iberdrola SA	78,400	2,044,297
Repsol YPF SA Sponsored ADR	141,040	3,566,902
Telefonica SA	193,210	3,285,508

		12,609,591

SWEDEN — 5.4%
Atlas Copco AB, Class A	74,380	3,381,281

Holmen AB, Class B	26,180	696,810
Nordea AB	458,051	4,345,372
Securitas AB, Class B	193,190	3,103,012
Volvo AB, Class B	78,584	3,187,749

		14,714,224

SWITZERLAND — 3.9%
Lonza Group AG	34,506	2,077,440
Nestle SA	11,140	2,925,376
Swiss Reinsurance	41,335	2,740,839
UBS AG	35,927	2,880,541

		10,624,196

TAIWAN — 0.8%
Chunghwa Telecom Co., Ltd. ADR	103,790	2,103,823

UNITED KINGDOM — 20.2%
BAE Systems, PLC	738,961	3,608,256
Boots Group, PLC	193,380	2,222,926
BP, PLC	260,502	2,653,525
British Airways, PLC†	533,118	2,432,988
British Sky Broadcasting Group, PLC	199,553	2,065,349
Cadbury Schweppes, PLC	335,849	3,377,006
Compass Group, PLC	547,258	2,448,351
GKN, PLC	264,486	1,165,933
GlaxoSmithKline, PLC	167,667	4,220,248
HSBC Holdings, PLC	168,145	2,704,167
National Grid Group, PLC	228,901	2,252,387
Pearson, PLC	218,841	2,660,204
Rentokil Initial, PLC	882,744	2,648,949
Rolls-Royce Group, PLC	25,388,700	48,421
Rolls-Royce Group, PLC†	521,476	2,366,825
Royal Bank of Scotland Group, PLC	116,261	3,507,733
Shell Transport & Trading Co. PLC Sponsored ADR	75,370	4,060,182
Shire Pharmaceuticals Group, PLC	316,236	3,285,439
Smiths Industries, PLC	169,820	2,784,448
Vodafone Group, PLC	1,310,152	3,419,712
Yell Group, PLC	154,302	1,184,092

		55,117,141

UNITED STATES — 1.8%
ACE, Ltd.	47,270	2,030,719
Compal Electronics, Inc.†	87,600	409,968
XL Capital, Ltd., Class A	34,070	2,395,121

		4,835,808

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $225,187,397)		255,430,202

Short-Term Investment Securities — 6.1%

U.S. GOVERNMENT OBLIGATIONS — 2.1%
United States Treasury Bills 2.68% due 06/09/05	$3,769,000	3,752,100
United States Treasury Bills 2.70% due 06/09/05	1,144,000	1,138,870
United States Treasury Bills 2.72% due 06/16/05	236,000	234,941
United States Treasury Bills 2.73% due 06/16/05	646,000	643,101

		5,769,012

U.S. GOVERNMENT AGENCIES — 4.0%
Federal Home Loan Bank Cons Disc. Note 2.80% due 05/02/05	11,051,000	11,048,421

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $16,827,788)		16,817,433

TOTAL INVESTMENTS — (cost $242,015,184)@	99.8%	272,247,635
Other assets less liabilities —	0.2	423,089

NET ASSETS —	100.0%	$272,670,724

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $7,972,866 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered illiquid.
(1)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at April 30, 2005. See Note 1. Regarding fair value pricing procedure for foreign equity securities.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Industry allocation *

Telecommunications	9.6%
Banks	9.2
Insurance	7.9
Energy Services	7.4
Electronics	7.2
Drugs	5.9
Business Services	4.4
Food, Beverage & Tobacco	4.4
Automotive	4.3
US Government Agencies	4.0
Broadcasting & Media	3.8
Chemicals	3.3
Transportation	3.2
Aerospace & Military Technology	2.9
Entertainment Products	2.6
Forest Products	2.6
Metals & Minerals	2.4
Machinery	2.3
U.S. Government Treasuries	2.1
Electric Utilities	1.8
Leisure & Tourism	1.7
Energy Sources	1.3
Internet Software	1.1
Multi-Industry	1.1
Real Estate Companies	1.1
Gas & Pipeline Utilities	0.8
Retail Grocery	0.8
Electrical Equipment	0.5
Computer Services	0.1

99.8%

*	Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2005 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust’s Trustees.

Note 2. Repurchase Agreements:

As of April 30, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount
“Dogs” of Wall Street	0.63%	$682,000
Aggressive Growth	0.82	895,000
Growth Opportunities	1.63	1,769,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated April 29, 2005, bearing interest at a rate of 2.70% per annum, with a principal amount of $108,537,000, a repurchase price of $108,561,421 and a maturity date of May 2, 2005. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate/ Discount Yield	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	6.50%	08/15/05	$7,290,000	$7,463,138
U.S. Treasury Notes	4.38	08/15/12	99,995,000	103,244,838

In addition, at April 30, 2005, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Aggressive Growth	2.57%	$9,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated April 29, 2005, bearing interest at a rate of 2.83% per annum, with a principal amount of $350,000,000, a repurchase price of $350,082,542 and a maturity date of May 2, 2005. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate/ Discount Yield	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	3.88%	04/15/29	$150,000,000	$245,437,500
U.S. Treasury Bonds	3.63	04/15/28	70,166,000	111,563,940

Note 3. Transactions with Affiliates: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the three months ended April 30, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	at April 30,
Portfolio	Security	Income	2005	Purchases	Sales	Gain/Loss	Gain (Loss)	2005
Equity Index	AIG	$1,360	$721,434	$—	$13,589	$(3,534)	$(164,640)	$539,671
Davis Venture Value	AIG	17,180	9,110,699	—	—	—	(2,122,028)	6,988,671
	Transatlantic Holdings, Inc.	65,523	40,108,669	—	329,061	123,735	(2,254,114)	37,649,229
Putnam Growth: Voyager	AIG	8,025	4,255,818	—	—	—	(991,248)	3,264,570
Global Equities	AIG	7,959	4,220,552	—	1,655,137	947,333	(1,678,690)	1,834,058

Note 4. Federal Income Taxes: As of April 30, 2005, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

Cash Management	$16,916	$(130,663)	$(113,747)	$427,213,770
Corporate Bond	13,305,251	(9,760,714)	3,544,537	437,227,299
Global Bond	10,998,866	(101,372)	10,897,494	128,097,303
High-Yield Bond	30,085,798	(20,209,087)	9,876,711	302,681,133
Worldwide High Income	4,157,010	(5,432,498)	(1,275,488)	89,914,024
SunAmerica Balanced	10,343,670	(7,257,263)	3,086,407	285,547,524
MFS Total Return	69,439,688	(19,655,811)	49,783,877	902,525,464
Telecom Utility	6,273,698	(720,441)	5,553,257	47,702,764
Equity Income	1,023,005	(166,356)	856,649	5,989,828
Equity Index	7,604,080	(13,234,682)	(5,630,602)	49,971,017
Growth-Income	141,488,108	(13,879,597)	127,608,511	673,327,380
Federated American Leaders	20,728,025	(10,223,530)	10,504,495	239,220,567
Davis Venture Value	687,610,141	(60,532,428)	627,077,713	1,660,413,474
“Dogs” of Wall Street	6,896,712	(8,301,120)	(1,404,408)	122,021,199
Alliance Growth	81,507,929	(27,263,628)	54,244,301	877,996,612
Goldman Sachs Research	2,457,725	(972,320)	1,485,405	23,980,894
MFS Massachusetts Investors Trust	26,341,325	(5,280,513)	21,060,812	240,545,389
Putnam Growth: Voyager	12,556,935	(9,406,011)	3,150,924	217,316,781
Blue Chip Growth	1,954,245	(2,075,941)	(121,696)	48,621,068
Real Estate	56,217,433	(443,619)	55,773,814	159,493,395
Small Company Value	2,493,279	(417,386)	2,075,893	7,338,172
MFS Mid-Cap Growth	24,452,874	(13,121,272)	11,331,602	233,040,412
Aggressive Growth	14,846,294	(10,529,925)	4,316,369	171,596,913
Growth Opportunities	1,711,492	(2,768,588)	(1,057,096)	25,346,065
Marsico Growth	26,002,289	(671,172)	25,331,117	105,248,233
Technology	976,814	(5,185,481)	(4,208,667)	42,872,635
Small & Mid Cap Value	16,839,366	(8,485,474)	8,353,892	169,230,672
International Growth and Income	44,864,774	(6,043,531)	38,821,243	286,040,452
Global Equities	29,049,997	(3,151,722)	25,898,275	181,452,944
International Diversified Equities	40,404,528	(9,452,738)	30,951,790	297,000,248
Emerging Markets	22,167,615	(1,685,199)	20,482,416	115,643,971
Foreign Value	32,611,896	(2,384,165)	30,227,731	242,019,904

Notes 5. Other Information: On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”). Neither the Adviser, the Distributor or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: June 29, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: June 29, 2005